File Numbers: 333-148646
811-22093

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ___	□
Post-Effective Amendment No. 26	☒
And/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 88	☒

Minnesota Life Individual Variable Universal Life Account
(Exact Name of Registrant)

Minnesota Life Insurance Company
(formerly The Minnesota Mutual Life Insurance Company)
(Name of Depositor)

400 Robert Street North, St. Paul, Minnesota 55101-2098
(Address of Depositor’s Principal Executive Offices)
1-651-665-3500
(Depositor’s Telephone Number, including Area Code)

Gary R. Christensen, Esq.
Senior Vice President, Secretary and General Counsel

Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
□	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2020 pursuant to paragraph (b) of Rule 485

□	60 days after filing pursuant to paragraph (a)(1) of Rule 485
□	on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
□	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Variable Universal Life Insurance Policies

Prospectus
Waddell & Reed Advisors Accumulator Individual Variable Universal Life Policy a Variable Universal Life Policy issued by
Minnesota Life Insurance Company
Variable Universal Life Insurance Policy
This prospectus describes a Variable Universal Life Insurance Policy (the “Policy”) issued by Minnesota Life Insurance Company (“Minnesota Life,” “we,” “us,” or “our”). The Policy is a long-term investment designed to provide significant life insurance benefits for the insured. This prospectus provides basic information that you should know before purchasing the Policy. You should consider the Policy in conjunction with other insurance you own. Replacing your existing life insurance with this Policy may not be to your advantage. In addition, it may not be to your advantage to finance the purchase or maintenance of this Policy through a loan or through withdrawals from another policy. Please consult your insurance agent or financial adviser.
You can allocate your Policy’s Accumulation Value to one or more Sub-Accounts of the Minnesota Life Individual Variable Universal Life Account (the “Variable Account”), each of which invests exclusively in one of the Portfolios listed below. The value of your investment in the Variable Account will vary with the investment experience of the Sub-Accounts you select. You can also allocate your Policy’s Accumulation Value to the Guaranteed Interest Account, which credits a specific rate of interest and is part of Minnesota Life’s General Account.
The following Portfolios are available under the Policy:
Ivy Variable Insurance Portfolios
•	Ivy VIP Asset Strategy — Class II Shares
•	Ivy VIP Balanced — Class II Shares
•	Ivy VIP Core Equity — Class II Shares
•	Ivy VIP Corporate Bond — Class II Shares
•	Ivy VIP Energy — Class II Shares
•	Ivy VIP Global Bond — Class II Shares
•	Ivy VIP Global Equity Income — Class II Shares
•	Ivy VIP Global Growth — Class II Shares
•	Ivy VIP Government Money Market — Class II Shares
•	Ivy VIP Growth — Class II Shares
•	Ivy VIP High Income — Class II Shares
•	Ivy VIP International Core Equity — Class II Shares
•	Ivy VIP Limited-Term Bond — Class II Shares
•	Ivy VIP Mid Cap Growth — Class II Shares
•	Ivy VIP Natural Resources — Class II Shares
•	Ivy VIP Science and Technology — Class II Shares
•	Ivy VIP Securian Real Estate Securities — Class II Shares
•	Ivy VIP Small Cap Core — Class II Shares
•	Ivy VIP Small Cap Growth — Class II Shares
•	Ivy VIP Value — Class II Shares
•	Ivy VIP Pathfinder Aggressive — Class II Shares
•	Ivy VIP Pathfinder Moderately Aggressive — Class II Shares
•	Ivy VIP Pathfinder Moderate — Class II Shares
•	Ivy VIP Pathfinder Moderately Conservative — Class II Shares
•	Ivy VIP Pathfinder Conservative — Class II Shares

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by calling our customer service line at 800-643-5728.
You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling our customer service line at 800-643-5728. Your election to receive reports in paper will apply to all portfolio companies under your policy.
Please note that the Policy and the Portfolios:
•	are not guaranteed to achieve their goals;
•	are not federally insured;
•	are not endorsed by any bank or government agency; and
•	are subject to risks, including loss of the amount invested.
A prospectus for each of the Portfolios available through the Variable Account must accompany this prospectus. Please read these documents carefully before investing and save them for future reference.
The Securities and Exchange Commission has not approved the Policy, the Guaranteed Interest Account or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
The Policy is not available in all states. This prospectus does not offer the Policies in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.
Minnesota Life
400 Robert Street North • St. Paul, Minnesota 55101-2098
Ph 651/665-3500 • http:/www.securian.com
Dated: May 1, 2020

Summary of Benefits and Risks
The following summary is designed to answer certain general questions concerning the Policy and to give you a brief overview of the more significant features of the Policy. The summary is not comprehensive and you should review the information contained elsewhere in this prospectus. This prospectus describes a flexible premium variable universal life insurance policy called Waddell & Reed Advisors Accumulator VUL. As the Policy Owner, you can exercise all the rights under the Policy, including the right to change the Owner, the Beneficiary and to make other policy changes. The Policy combines both life insurance protection and the potential for the accumulation of cash values; however, it may be unsuitable as a short-term investment due to the costs of insurance and the expenses charged. You can lose some or all of your money. If you are not satisfied with the Policy, you also have the right to return it to us or your agent within 30 days after you receive it. This Policy is no longer issued after December 31, 2017.
What are some of the benefits of the Policy?
The Policy allows for the growth of Accumulation Value, while life insurance coverage remains in force, and permits the flexible payment of premiums. The Accumulation Value of the Policy will fluctuate with the investment performance of the Sub-Accounts of the Variable Account. You may transfer Accumulation Value among the Sub-Accounts and the Guaranteed Interest Account, surrender all or part of your Accumulation Value under the Policy and take policy loans, subject to the limitations described in this prospectus. Each Policy has a Face Amount, however, the Death Benefit payable upon the death of the insured may be greater than the Face Amount, as described later in this prospectus.
We offer sixteen Agreements that provide supplemental insurance benefits under the Policy. Please consult your financial professional for availability of all Agreements in your state.
Agreement	Available at Policy Issue	Available post issue of the Policy
Accelerated Death Benefit for Chronic Illness Agreement	N/A – Policy no longer issued	Not available
Accelerated Death Benefit for Terminal Illness Agreement*	N/A – Policy no longer issued	Available
Business Continuation Agreement	N/A – Policy no longer issued	Not available
Death Benefit Guarantee Agreement**	N/A – Policy no longer issued	Not available
Early Values Agreement	N/A – Policy no longer issued	Not available
Family Term — Children	N/A – Policy no longer issued	Not available
Guaranteed Insurability Option Agreement	N/A – Policy no longer issued	Not available
Guaranteed Insurability Option for Business Agreement	N/A – Policy no longer issued	Not available
Inflation Agreement	N/A – Policy no longer issued	Not available
Interest Accumulation Agreement	N/A – Policy no longer issued	Not available
Long Term Care Agreement	N/A – Policy no longer issued	Not available
Overloan Protection Agreement	N/A – Policy no longer issued	Available
Premium Deposit Account Agreement*	N/A – Policy no longer issued	Available
Term Insurance Agreement	N/A – Policy no longer issued	Not available
Waiver of Charges Agreement	N/A – Policy no longer issued	Not available
Waiver of Premium Agreement	N/A – Policy no longer issued	Not available

*There is no charge for either the Accelerated Death Benefit for Terminal Illness Agreement or the Premium Deposit Account Agreement.
** If your Policy is issued with the Death Benefit Guarantee Agreement, you must allocate your premium payments to either the Guaranteed Interest Account or one of the Morningstar ETF Asset Allocation Portfolios, or any of the Managed Volatility Funds. See “Sub-Account Allocation.”
We also offer several ways of receiving Death Benefit proceeds under the Policy, other than in a lump sum. Information concerning the settlement options available under the Policy is set forth later in this prospectus, and in the Statement of Additional Information that we will provide you upon request. See “Statement of Additional Information” section to this prospectus.
In general, under the Internal Revenue Code (the “Code”), the Death Benefit payable under a qualifying life insurance policy is excludable from the gross income of the Beneficiary, and the Owner would not be deemed to be in constructive receipt of the Accumulation Value of the Policy until there is a distribution. This means that under a qualifying life insurance policy, Accumulation Value builds up on a tax deferred basis and transfers of Accumulation Value among the available investment options under the Policy may be made tax free. This Policy is designed to afford the tax treatment normally accorded life insurance contracts under the Code.
How can the Policy be changed?
The Policy allows you the flexibility to tailor your Policy to your needs at issue and to change your Policy thereafter as your insurance needs change. Within very broad limits, including those designed to assure that the Policy qualifies as life insurance for tax purposes, you may choose the level of premium you wish to pay, the Face Amount and Death Benefit option under the Policy.
What makes the Policy variable?
The Policy is called “variable” because unlike traditional whole life and universal life contracts which provide for accumulation of contract values at fixed rates determined by the insurance company, the Accumulation Value of the Policy may be invested in the Sub-Accounts of the Variable Account. In turn, each Sub-Account invests exclusively in a corresponding Portfolio of a Fund. Thus, your Accumulation Value, to the extent invested in a Sub-Account, will vary with the positive or negative investment experience of the corresponding Portfolio.
If you seek a fixed return on your Accumulation Value, you can allocate premiums and Accumulation Value to the Guaranteed Interest Account, which credits a fixed rate of interest and is part of Minnesota Life’s General Account. See “Individual Variable Universal Life Account” and “The Funds.”
With the Guaranteed Interest Account, you do not bear the risk that adverse investment performance will lower your Accumulation Value invested in that Account. See “The Guaranteed Interest Account and the Loan Account.”
What Death Benefit options are offered under the Policy?
The Policy provides three Death Benefit options: the Level Option, the Increasing Option and the Sum of Premiums Option.
Under the Level Option, the Death Benefit is the Face Amount of the Policy. If the Level Option is in effect, the Death Benefit payable will generally not be affected by either the negative or positive investment performance of the investment options.

Under the Increasing Option, the Death Benefit equals the Face Amount of the Policy plus the Accumulation Value at the time of death of the insured. If the Increasing Option is in effect, the Death Benefit payable will reflect the investment performance of the investment options in which Accumulation Value has been invested.
The Sum of Premiums Option provides a Death Benefit equal to the Face Amount of the Policy plus the sum of all premiums paid less the sum of all partial surrenders. If the Sum of Premiums Option is in effect, the Death Benefit payable will not be affected by either the negative or positive investment performance of the investment options. See “Death Benefit Options.”
In order for your Policy to be considered life insurance under Code Section 7702, it must satisfy either the cash value accumulation test or the guideline premium test. Unless you specify otherwise, the Death Benefit qualification test for this Policy is the guideline premium test. The Death Benefit qualification test is shown on the policy data pages and cannot be changed. In order to ensure the Policy continues to satisfy the definition of life insurance under Code Section 7702, we may need to adjust the amount of Death Benefit payable under the Death Benefit option you have chosen.
Do you have access to your Accumulation Value?
Yes. You may transfer Accumulation Value among the available investment options or surrender the Policy at any time. You may also make a partial surrender of the Accumulation Value of the Policy after the first Policy Year. A surrender or partial surrender may have federal tax consequences. See “Federal Tax Status.” A Surrender Charge may apply if you surrender the Policy, unless you have elected the Early Values Agreement. If you request a partial surrender, we will assess a Partial Surrender Transaction Charge of 2 percent of the amount withdrawn not to exceed $25.
The maximum partial surrender that you may make at any time is equal to the Accumulation Value less any outstanding policy loan and accrued interest, any applicable Surrender Charge and three months of monthly charges. The minimum partial surrender that you may make is $500. We will not process a partial surrender that would cause your Policy to be disqualified as life insurance under the Code. We reserve the right to defer the payment of any amount from the Guaranteed Interest Account upon surrender or partial surrender for up to six months.
You may also borrow an amount up to your Accumulation Value less any applicable Surrender Charge and three months of monthly charges as a policy loan. A policy loan may have tax consequences. See “Federal Tax Status.”
What are some of the risks of the Policy?
Your Accumulation Value under the Policy, to the extent invested in the Sub-Accounts of the Account, has no guaranteed minimum value. Therefore, you bear the risk that any adverse investment performance in the Sub-Accounts may reduce your Accumulation Value under the Policy. You are also subject to the risk that the investment performance of the Sub-Accounts you select may be less favorable than that of other Sub-Accounts, and in order to keep the Policy in force you may be required to pay more premiums than originally planned. The Policy also offers you the opportunity to have your Accumulation Value increase more rapidly than it would under comparable fixed life insurance by virtue of favorable investment performance. The Death Benefit may also increase and decrease with investment experience.
There is the risk that the Policy may terminate. If your Policy terminates, all of the Agreements added to the Policy will also terminate. As described in the “Termination” and “Reinstatement” sections of this prospectus, Termination will only occur when the Accumulation Value under the Policy, less the sum of any outstanding Policy loans and unpaid Policy Loan Interest, is insufficient to cover the monthly charges, and the subsequent Grace Period expires without sufficient payment being made. You may reinstate a terminated Policy, subject to certain conditions. Policy loans may increase the risk that the Policy will terminate. If a Policy terminates with an outstanding Policy loan, there may be significant adverse tax consequences to the Owner. Policy loans may also have a negative effect on a Policy’s Accumulation Value, and may reduce the Death Benefit. See “Policy Premiums.”
You may add the Long Term Care (LTC) Agreement to your Policy to provide for an acceleration of the Death Benefit in the event the insured meets the Agreement’s eligibility requirements. The tax treatment of long term care benefit payments from life insurance policies is uncertain. The IRS or the courts could take the position that all or a portion of such payments could be taxable to the Policy Owner. Anyone contemplating purchasing a Policy with the LTC Agreement should consult a tax advisor.
You may add the Accelerated Death Benefit for Chronic Illness Agreement to your Policy to provide for an acceleration of the Death Benefit in the event the insured meets the Agreement’s eligibility requirements. The tax treatment of chronic illness benefit payments from life insurance policies is uncertain. All or a portion of such payments could be taxable to the Policy Owner. Anyone contemplating purchasing a Policy with the Accelerated Death Benefit for Chronic Illness Agreement should consult a tax advisor.
You may elect the Overloan Protection Agreement to prevent Policy Termination in certain circumstances. The tax treatment of the Overloan Protection Agreement is uncertain and, it is not clear whether the Overloan Protection Agreement will be effective to prevent taxation of any outstanding loan balance as a distribution in those situations where Overloan Protection takes effect. Anyone contemplating exercise of the Policy’s Overloan Protection Agreement should consult a tax adviser.
If your Policy is issued with the Death Benefit Guarantee Agreement, you must allocate your premiums to the Guaranteed Interest Account or any of the Ivy VIP Pathfinder Portfolios. Your allocation of premium may be made in any combination among those Accounts. Subsequent transfers may only be made among the Guaranteed Interest Account or any of the Ivy VIP Pathfinder Portfolios and will be subject to our policies regarding transfers among the Sub-Accounts. For Policies issued after August 19, 2013 and where you elected the Death Benefit Guarantee Agreement, we may limit the amount of premium. Please see “Supplemental Agreements — Death Benefit Guarantee Agreement” for more information. If your Policy has the Long Term Care (LTC) Agreement, your request for a monthly benefit under the LTC Agreement will include an instruction from you to transfer all of the Accumulation Value allocated to the Sub-Accounts to the Guaranteed Interest Account. You will not be allowed to transfer amounts into the Account when benefits payments are being made under the LTC Agreement.
Surrendering your Policy or taking partial surrenders may have significant tax consequences. If you Surrender your Policy, you may be assessed a Surrender Charge, unless you have elected the Early Values Agreement. A partial surrender will be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the Accumulation Value and will reduce the Death Benefit and increase the risk of Termination. See “Federal Tax Status.”
There is risk that the Policy may not qualify as life insurance for federal tax purposes. We believe that a Policy issued on the basis of a standard Underwriting Class should so qualify. However, it is not clear whether a Policy issued on a sub-standard basis would qualify. Failure to qualify would mean that the death proceeds would be included in the Beneficiary’s gross income for federal income tax purposes, and that the Accumulation Value is constructively received before it is actually received. There is also a risk that the Death Benefit payable under this Policy may be subject to estate taxation.
The Policy may be unsuitable as a short-term savings vehicle due to the costs of insurance and expenses charged. Furthermore, Sub-Account values could decline depending upon changes in the underlying Funds. Depending upon the timing of partial surrenders, the Policy Owner could lose all or part of their premium payments.
There is also a risk that a Policy qualifying as life insurance will be treated as a modified endowment contract (“MEC”). A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly Accumulation Value increases. However, any amounts you receive, such as loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a ten percent additional income tax imposed on the portion of any distribution that is included in income. See “Federal Tax Status.”
Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force.
Portfolio Risks.    A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio’s prospectus. Please refer to the Portfolios’ prospectuses for more information. There is no assurance that any Portfolio will achieve its stated investment objective.
Risks Associated with the General Account.    The Guaranteed Interest Account and the Fixed Loan Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the Variable Account and any other separate Accounts which we may establish. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.
Qualification as Life Insurance.    We believe that a Policy issued on the basis of a standard Underwriting Class should qualify as life insurance under the Code. However, due to lack of guidance in this area, it is not clear whether a Policy issued on a sub-standard basis would qualify. A Policy may also fail to qualify as life insurance under the Code if too much premium is paid into the Policy or the diversification and investor control requirements are not met for investments in the Variable Account. Failure to qualify would mean that the death proceeds would be included in the Beneficiary’s gross income for federal income tax purposes, and that the Accumulation Value is constructively received before it is actually received. Depending upon the amount of assets in and the level of estate planning undertaken with regard to the Policy Owner’s estate, there is also a risk that the Death Benefit payable under this Policy may be subject to estate taxation. See the “Policy Premiums” and “Federal Tax Status”.
Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The charges may not be representative of the charges you will pay. Your Policy’s schedule pages indicate the charges applicable to your Policy. More information about your charges is available upon request by contacting us at the telephone number or address listed on the cover page of this prospectus.

Transaction Fees
This table describes the fees and expenses that are payable at the time that you buy the Policy, pay premiums, surrender the Policy, change the Policy or make transfers between the investment options.
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Premium Charge(1)	Upon premium payment, expressed as an amount of premium payment	7 percent of premium payment	4 percent of premium payment
Policy Change Transaction Charge	Upon change in Face Amount, Death Benefit option, or Risk Class	$100	$60
Partial Surrender Transaction Charge	Upon partial surrender, expressed as a percentage of amount surrendered	2 percent, not to exceed $25	2 percent, not to exceed $25
Transfer Transaction Charge	Upon transfer	$25 for each transfer	Currently, no transfer transaction charge is assessed
(1)	The premium charge includes premium taxes that we are required to pay to the state in which this policy is issued, which may range from 0 percent to 2.5 percent.
Note about Surrender Charges: The Policy Issue Charge is used to calculate a Surrender Charge and is described further in the table of Periodic Charges Other Than Investment Option Operating Expenses. For additional information regarding the Policy Issue Charge see “Policy Charges — Accumulation Value Charges.”
Periodic Charges Other Than Investment Option Operating Expenses
The next tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Monthly Policy Charge	Monthly, expressed as an amount of Face Amount	$12 plus $0.0125 per $1,000	$8
Policy Issue Charge(1)
Maximum Charge(2)	Monthly, within the first ten Policy Years, and within the first ten years of an increase in Face Amount, expressed as an amount of Initial Face Amount or Face Amount increase	$0.53 per $1,000	$0.53 per $1,000
Minimum Charge(3)	Monthly, within the first ten Policy Years, and within the first ten years of an increase in Face Amount, expressed as an amount of Initial Face Amount or Face Amount increase	$0.04 per $1,000	$0.04 per $1,000

Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Charge for Insured Age 35 in Male, Preferred Select Non-Tobacco Risk Class, with Increasing Option Death Benefit	Monthly, within the first ten Policy Years, and within the first ten years of an increase in Face Amount, expressed as an amount of Initial Face Amount or Face Amount increase	$0.19 per $1,000	$0.19 per $1,000
Cost of Insurance Charge(4)
Maximum Charge(5)	Monthly, expressed as an amount of Net Amount at Risk	$83.33 per $1,000	$70.00 per $1,000
Minimum Charge(6)	Monthly, expressed as an amount of Net Amount at Risk	$0.015 per $1,000(7)	$.005 per $1,000
Charge for Insured Age 35 in Male, Preferred Select Non-Tobacco Risk Class	Monthly, expressed as an amount of Net Amount at Risk	$0.14 per $1,000	$0.03 per $1,000
Mortality and Expense Risk Charge	Monthly, expressed as a percentage of Policy Accumulation Value	.075 percent	.030 percent in Policy Years 1-10, and no charge thereafter
Cash Extra Charge(8)
Maximum Charge	Monthly, expressed as an amount of Face Amount	$100 per $1,000	$100 per $1,000
Minimum Charge	Monthly	$0	$0
Charge for Insured Age 35 in Male, Preferred Select Non-Tobacco Risk Class	Monthly, expressed as an amount of Initial Face Amount	$0.01 per $1,000	$0.01 per $1,000
Net Loan Interest Charge(9)	Annually, on each Policy Anniversary, and upon a policy loan transaction, full surrender, policy Termination or death of the Insured	The net loan interest we charge is 1.0 percent.	The net loan interest we charge depends upon how long the policy has been in force. For policies in force less than or equal to ten years, the net loan interest charge is 1.0 percent. For policies in force for more than ten years, the net loan interest charge is 0.10 percent.(9)
(1)	The Policy Issue Charge varies based on the insured's gender, Risk Class, Age, policy Face Amount, and the Death Benefit option chosen. For policies that are terminated or fully surrendered within the first ten years after Policy issue or within ten years of an increase in Face Amount, we will assess a surrender charge equal to the lesser of 60 times the Policy Issue Charge for the Initial Face Amount increase as applicable or the sum of any remaining Policy Issue Charges for the Initial Face Amount or Face Amount increase multiplied by a factor of 1.4, as applicable.
(2)	The maximum Policy Issue Charge assumes that the insured has the following characteristics: Male, Preferred Select Risk Class, Age 80, Level Option Death Benefit.

(3)	The minimum Policy Issue Charge assumes that the insured has the following characteristics: Male, Preferred Non-Tobacco Risk Class, Age 0, Level Option Death Benefit.
(4)	The Cost of Insurance Charge will vary based on the insured's gender, Risk Class, and Age. The Cost of Insurance Charges shown in the table may not be typical of the charges you will pay.
(5)	The maximum Cost of Insurance Charge assumes the insured has the following characteristics: Male, Standard Non-Tobacco, Age 120.
(6)	The minimum Cost of Insurance Charge assumes the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 6.
(7)	The Net Amount at Risk is equal to the Death Benefit payable divided by the Net Amount at Risk divisor, as shown on the policy data pages of your Policy, minus Policy Accumulation Value.
(8)	The Cash Extra Charge is uniquely determined for each insured and may vary based on such factors as the insured's gender, Risk Class and Age. See the Cash Extra Charge discussion in the section entitled “Policy Charges — Cash Extra Charges.”
(9)	We charge interest on policy loans, but we also credit interest on the Loan Account value we hold as collateral on policy loans. The Net Policy Loan Interest Charge represents the difference (cost) between the gross loan interest rate charge of four percent (4.0 percent) and the interest credited on the Loan Account values, which is an annual rate of three percent (3.0 percent) for Policies held less than ten years and an annual rate of three and nine-tenths percent (3.9 percent) for Policies held more than ten years.

Charge for Agreement(1)	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Waiver of Premiums
Maximum Charge(2)	Monthly, expressed as an amount of Face Amount	$0.51 per $1,000	$0.51 per $1,000
Minimum Charge(3)	Monthly, expressed as an amount of Face Amount	$0.01 per $1,000	$0.01 per $1,000
Charge for Insured Age 30 in Male, Standard Non-Tobacco Risk Class, with Increasing Option Death Benefit	Monthly, expressed as an amount of Face Amount	$0.035 per $1,000	$0.035 per $1,000
Waiver of Charges
Maximum Charge(4)	Monthly, expressed as an amount of Face Amount	$0.38 per $1,000	$0.38 per $1,000
Minimum Charge(5)	Monthly, expressed as an amount of Face Amount	$0.01 per $1,000	$0.01 per $1,000
Charge for Insured Age 30 in Male, Standard Non-Tobacco Risk Class, with Increasing Option Death Benefit	Monthly, expressed as an amount of Face Amount	$0.025 per $1,000	$0.025 per $1,000
Death Benefit Guarantee**
Maximum Charge(6)	Monthly, expressed as an amount of Net Amount at Risk	$83.33 per $1,000	$7.00 per $1,000
Minimum Charge(7)	Monthly, expressed as an amount of Net Amount at Risk	$0.02 per $1,000	$0.01 per $1,000

Charge for Agreement(1)	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Charge for Insured Age 55 in Male, Preferred Select Non-Tobacco Risk Class, with Increasing Option Death Benefit	Monthly, expressed as an amount of Net Amount at Risk	$0.14 per $1,000	$0.004 per $1,000
Term Insurance
Maximum Charge(8)	Monthly, expressed as an amount of Net Amount at Risk	$83.33 per $1,000	$22.57 per $1,000
Minimum Charge(9)	Monthly, expressed as an amount of Net Amount at Risk	$0.015 per $1,000	$0.008 per $1,000
Charge for Insured Age 45 in Male, Preferred Select Non-Tobacco Risk Class, with Increasing Option Death Benefit	Monthly, expressed as an amount of Net Amount at Risk	$0.22 per $1,000	$0.07 per $1,000
Family Term Insurance — Children	Monthly, expressed as an amount of coverage	$0.40 per $1,000	$0.40 per $1,000
Overloan Protection
Maximum Charge(10)	Upon exercise of Agreement, expressed as a percentage of Policy Accumulation Value upon exercise of Agreement	7 percent	5 percent
Minimum Charge(11)	Upon exercise of Agreement, expressed as a percentage of Policy Accumulation Value upon exercise of Agreement	7 percent of Policy Accumulation Value upon exercise of Agreement	5 percent
Charge for Insured Age 75 in Male, Standard Non-Tobacco Risk Class	Upon exercise of Agreement, expressed as a percentage of Policy Accumulation Value upon exercise of Agreement	7 percent	5 percent
Interest Accumulation Agreement(12)
Maximum Charge(13)	Monthly, expressed as an amount of increased Net Amount at Risk provided by this Agreement	$83.33 per $1,000	$70.00 per $1,000
Minimum Charge(14)	Monthly, expressed as an amount of increased Net Amount at Risk provided by this Agreement	$.015 per $1,000	$.005 per $1,000

Charge for Agreement(1)	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Charge for Insured Age 60 in Male, Standard Non-Tobacco Risk Class	Monthly, expressed as an amount of increased Net Amount at Risk provided by this Agreement	$0.82 per $1,000	$0.27 per $1,000
Early Values Agreement(15)	Monthly, expressed as a percentage of the Accumulation Value less policy loan	0.05 percent	0.01 percent
Guaranteed Insurability Option(16)
Maximum Charge(17)	Monthly, expressed as an amount of additional coverage	$0.192 per $1,000	$0.192 per $1,000
Minimum Charge(18)	Monthly, expressed as an amount of additional coverage	$0.032 per $1,000	$0.032 per $1,000
Charge for Insured Age 7 in Male, Preferred Non-Tobacco Risk Class	Monthly, expressed as an amount of additional coverage	$0.044 per $1,000	$0.044 per $1,000
Long Term Care Agreement(19)
Maximum Charge(20)	Monthly, expressed as an amount of long term care Net Amount at Risk	$3.619 per $1,000	$2.353 per $1,000
Minimum Charge(21)	Monthly, expressed as an amount of long term care Net Amount at Risk	$0.014 per $1,000	$0.00483 per $1,000
Charge for Insured Age 55 in Male, Standard Non-Tobacco Risk Class, 2 Percent Monthly Benefit Percentage	Monthly, expressed as an amount of long term care Net Amount at Risk	$0.287167 per $1,000	$0.11 per $1,000
Inflation Agreement(22)
Maximum Charge	Monthly	$5.00
Minimum Charge	Monthly	$0.50
Current Charge for all Insureds	Monthly	$0.83
Business Continuation Agreement(23)***
Maximum Charge(24)	Monthly, expressed as an amount of additional insurance coverage	$0.328 per $1,000	$0.328 per $1,000
Minimum Charge(25)	Monthly, expressed as an amount of additional insurance coverage	$0.0083 per $1,000	$0.0083 per $1,000

Charge for Agreement(1)	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Charge for Insured Male, Standard Non-Tobacco, Age 40, Designated Insured Male Non-Tobacco, Age 40	Monthly, expressed as an amount of additional insurance coverage	$0.013 per $1,000	$0.013 per $1,000
Guaranteed Insurability Option for Business(26)***
Maximum Charge(27)	Monthly, expressed as an amount of additional insurance coverage	$0.602 per $1,000	$0.602 per $1,000
Minimum Charge(28)	Monthly, expressed as an amount of additional insurance coverage	$0.065 per $1,000	$0.065 per $1,000
Charge for Insured Male Standard Non-Tobacco, Age 45	Monthly, expressed as an amount of additional insurance coverage	$0.273 per $1,000	$0.273 per $1,000
Accelerated Death Benefit for Chronic Illness Agreement(29)
Maximum Charge(30)	Monthly, expressed as an amount of chronic illness Net Amount at Risk	$3.619 per $1,000	$2.353 per $1,000
Minimum Charge(31)	Monthly, expressed as an amount of chronic illness Net Amount at Risk	$0.014 per $1,000	$0.00483 per $1,000
Charge for Insured Age 55 in Male, Standard Non-Tobacco Risk Class, 2 Percent Monthly Benefit Percentage	Monthly, expressed as an amount of chronic illness Net Amount at Risk	$0.287167 per $1,000	$0.11 per $1,000
(1)	The charge for the Waiver of Premiums Agreement, Waiver of Charges Agreement, Death Benefit Guarantee Agreement, Term Insurance Agreement, Interest Accumulation Agreement, Guaranteed Insurability Option, Long Term Care Agreement and Accelerated Death Benefit for Chronic Illness Agreement varies based on the insured's gender, Risk Class, Age, and Death Benefit option. The charge for the Overloan Protection Agreement varies based on the insured's gender, Risk Class, Age, and Accumulation Value under the Policy upon exercise of the Agreement.
(2)	The maximum Waiver of Premiums Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 59, Level Option Death Benefit.
(3)	The minimum Waiver of Premiums Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 0, Level Option Death Benefit.
(4)	The maximum Waiver of Charges Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 59, Increasing Option Death Benefit.
(5)	The minimum Waiver of Charges Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 0, Level Option Death Benefit.
(6)	The maximum Death Benefit Guarantee Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 120, Level Option Death Benefit.

(7)	The minimum Death Benefit Guarantee Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 3, Level Option Death Benefit.
(8)	The maximum Term Insurance Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 120, Level Option Death Benefit.
(9)	The minimum Term Insurance Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 5, Level Option Death Benefit.
(10)	The maximum Overloan Protection Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 70.
(11)	The minimum Overloan Protection Charge assumes that the insured has the following characteristics: Female, Preferred Select, Age 99.
(12)	There is no separate charge for choosing this Agreement. There will be a monthly charge once the Agreement is in force which will be the cost of insurance for the insured multiplied by the increased Net Amount at Risk resulting from the Interest Accumulation Agreement.
(13)	The maximum Interest Accumulation Charge assumes that the insured has the following characteristics: Male, Standard Non-Tobacco, Age 120.
(14)	The minimum Interest Accumulation Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 6.
(15)	The minimum and maximum charge for the Early Values Agreement is not affected by the Age, Risk Class, gender or other characteristics of the insured. See the Early Values Agreement discussion in the section entitled “Policy Charges — Charges for Agreements.”
(16)	The GIO charge varies based upon the insured's gender, Risk Class, Age and the amount of additional coverage layer that is elected when the GIO is purchased. See the Guaranteed Insurability Option discussion in the section entitled “Policy Charges — Charges for Agreements.”
(17)	The maximum charge for this option assumes that the insured has the following characteristics: Male, Standard Non-Tobacco, Issue Age 37.
(18)	The minimum charge for this option assumes that the insured has the following characteristics: Male, Standard Non-Tobacco, Issue Age 0.
(19)	See the Long Term Care Agreement discussion in the section entitled “Policy Charges — Charges for Agreements.”
(20)	The maximum Long Term Care Agreement Charge assumes that the insured has the following characteristics: Female, Standard Tobacco, Issue Age 80, 4 percent monthly benefit.
(21)	The minimum Long Term Care Agreement Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Issue Age 20, 2 percent monthly benefit.
(22)	The Inflation Agreement charge is the same for all genders, Risk Classes, and Ages. See the Inflation Agreement discussion in the section entitled “Policy Charges — Charges for Agreements.”
(23)	The Business Continuation Agreement charge varies based upon the insured's Age and tobacco status. See the Business Continuation Agreement discussion in the section entitled “Policy Charges — Charges for Agreements.”
(24)	The maximum Business Continuation Agreement Charge assumes that the insured has the following characteristics: Insured Male, Standard Tobacco, Age 55, Designated Insured Male Standard Tobacco, Age 70.
(25)	The minimum Business Continuation Agreement Charge assumes that the insured has the following characteristics: Insured Male, Standard Non-Tobacco, Age 18, Designated Insured Male Non-Tobacco, Age 18.
(26)	The Guaranteed Insurability Option for Business charge varies based upon the insured's Age and tobacco status. See the Guaranteed Insurability Option for Business discussion in the section entitled “Policy Charges — Charges for Agreements.”
(27)	The maximum Guaranteed Insurability Option for Business Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 54.

(28)	The minimum Guaranteed Insurability Option for Business Charge assumes that the insured has the following characteristics: Female, Standard Non-Tobacco, Age 18.
(29)	See the Accelerated Death Benefit for Chronic Illness Agreement discussion in the section entitled “Supplemental Agreements.”
(30)	The maximum Accelerated Death Benefit for Chronic Illness Agreement Charge assumes that the insured has the following characteristics: Female, Standard Tobacco, Issue Age 80, 4 percent monthly benefit.
(31)	The minimum Accelerated Death Benefit for Chronic Illness Agreement Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Issue Age 20, 2 percent monthly benefit.
*	Unless otherwise stated, the Guaranteed Charge is the maximum Periodic Charge that may be assessed under the Policy.
**	The Death Benefit Guarantee Agreement is no longer available on Policies issued after May 16, 2015.
***	The Business Continuation Agreement and Guaranteed Insurability Option for Business Agreement are no longer available on Policies issued after August 17, 2018.
Total Annual Operating Expenses of the Funds(1)(2)
The next table describes the total annual portfolio operating expenses that you will pay while you own the Policy. The table shows the minimum and maximum expenses (as a percentage of Portfolio assets) charged by any of the Portfolios for the fiscal year ended December 31, 2019. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
Charge	Minimum	Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets include management fees, distribution or service (12b-1) fees, and other expenses)	0.42%	1.35%
(1)	The table showing the range of expenses for the Portfolios takes into account the expenses of the Ivy VIP Pathfinder portfolios, each of which is a “fund of funds.” “Fund of funds” portfolios purchase shares of other funds, in this case exchange traded funds of ETF’s (each an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of the Portfolio expenses, we have taken into account the information received from Waddell & Reed on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by a Ivy VIP Pathfinder portfolio as a result of its investment in shares of one or more Acquired Funds. For more information regarding the allocation of indirect expenses please see the underlying fund prospectus. See the prospectus for the Ivy VIP Pathfinder portfolios for a presentation of the applicable Acquired Fund fees and expenses.
(2)	If the Policy Owner is deemed to have engaged in “market-timing,” the Funds may assess redemption fees. See “Market-Timing and Disruptive Trading.”
General Descriptions
Minnesota Life Insurance Company
We are Minnesota Life Insurance Company, a life insurance company organized under the laws of Minnesota. Our Home Office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 651-665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico.

Individual Variable Universal Life Account
On June 11, 2007, our Board of Directors established the Minnesota Life Individual Variable Universal Life Account, as a separate account in accordance with Minnesota insurance law. The Variable Account is registered as a “unit investment trust” with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (“1940 Act”), but registration does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Account. The Variable Account meets the definition of a “separate account” under the federal securities laws.
We are the legal Owner of the assets in the Variable Account. Minnesota Life is obligated to pay all amounts promised to Policy Owners and Beneficiaries under the Policies. The Minnesota law under which the Variable Account was established provides that the assets of the Variable Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable universal life insurance policies for which the Variable Account was established. The investment performance of the Variable Account is entirely independent of both the investment performance of our General Account and of any other separate account which we may have established or may later establish.
The Variable Account currently has multiple Sub-Accounts to which you may allocate Net Premiums. Each Sub-Account invests in shares of a corresponding Portfolio of the Funds.
The Funds
Below is a list of the Portfolios and their investment adviser and/or sub-adviser, and investment objective. Prospectuses for the Portfolios accompany this prospectus. Prospectuses for the Portfolios contain more detailed information about each Portfolio, including discussion of the Portfolio’s investment techniques and risks associated with its investments. No assurance can be given that a Portfolio will achieve its investment objective. You should carefully read the prospectuses for the Portfolios before investing in the Policy.
Note: If you received a summary prospectus for a Portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Fund prospectus.
Fund/Portfolio	Investment Adviser and Sub-Adviser	Investment Objective
Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy – Class II Shares	Ivy Investment Management Company	To seek to provide total return.
Ivy VIP Balanced – Class II Shares	Ivy Investment Management Company	To seek to provide total return through a combination of capital appreciation and current income.
Ivy VIP Core Equity – Class II Shares	Ivy Investment Management Company	To seek to provide capital growth and appreciation.
Ivy VIP Corporate Bond – Class II Shares	Ivy Investment Management Company	To seek to provide current income consistent with preservation of capital.
Ivy VIP Energy – Class II Shares	Ivy Investment Management Company	To seek to provide capital growth and appreciation.
Ivy VIP Global Bond – Class II Shares	Ivy Investment Management Company	To seek to provide a high level of current income. Capital appreciation is a secondary objective.
Ivy VIP Global Equity Income – Class II Shares	Ivy Investment Management Company	To seek to provide total return through a combination of current income and capital appreciation.

Fund/Portfolio	Investment Adviser and Sub-Adviser	Investment Objective
Ivy VIP Global Growth – Class II Shares	Ivy Investment Management Company	To seek to provide growth of capital.
Ivy VIP Government Money Market – Class II Shares	Ivy Investment Management Company	To seek to provide current income consistent with maintaining liquidity and preservation of capital.
Ivy VIP Growth – Class II Shares	Ivy Investment Management Company	To seek to provide growth of capital.
Ivy VIP High Income – Class II Shares	Ivy Investment Management Company	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy VIP International Core Equity – Class II Shares	Ivy Investment Management Company	To seek to provide capital growth and appreciation.
Ivy VIP Limited-Term Bond – Class II Shares	Ivy Investment Management Company	To seek to provide current income consistent with preservation of capital.
Ivy VIP Mid Cap Growth – Class II Shares	Ivy Investment Management Company	To seek to provide growth of capital.
Ivy VIP Natural Resources – Class II Shares	Ivy Investment Management Company Sub-Adviser: Mackenzie Financial Management Company	To seek to provide capital growth and appreciation.
Ivy VIP Science and Technology – Class II Shares	Ivy Investment Management Company	To seek to provide growth of capital.
Ivy VIP Securian Real Estate Securities – Class II Shares	Ivy Investment Management Company Sub-Adviser: Securian Asset Management, Inc.	To seek to provide total return through capital appreciation and current income.
Ivy VIP Small Cap Core – Class II Shares	Ivy Investment Management Company	To seek to provide capital appreciation.
Ivy VIP Small Cap Growth – Class II Shares	Ivy Investment Management Company	To seek to provide growth of capital.
Ivy VIP Value – Class II Shares	Ivy Investment Management Company	To seek to provide capital appreciation.
Ivy VIP Pathfinder Aggressive – Class II Shares*	Ivy Investment Management Company	To seek to provide growth of capital consistent with a more aggressive level of risk as compared to the other Ivy VIP Pathfinder Portfolios.
Ivy VIP Pathfinder Moderately Aggressive – Class II Shares*	Ivy Investment Management Company	To seek to provide growth of capital, but also to seek income consistent with a moderately aggressive level of risk as compared to the other Ivy VIP Pathfinder Portfolios.
Ivy VIP Pathfinder Moderate – Class II Shares*	Ivy Investment Management Company	To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy VIP Pathfinder Portfolios.
Ivy VIP Pathfinder Moderately Conservative – Class II Shares*	Ivy Investment Management Company	To seek to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy VIP Pathfinder Portfolios.
Ivy VIP Pathfinder Conservative – Class II Shares*	Ivy Investment Management Company	To seek to provide total return consistent with a conservative level of risk as compared to the other Ivy VIP Pathfinder Portfolios.
*	Investments in one of the Ivy VIP Pathfinder Portfolios, funds which utilize a Fund of Funds arrangement, may incur higher expenses than investments in underlying funds that invest directly in debt and equity securities.

Additions, Deletions or Substitutions
We reserve the right to add, combine or remove any Sub-Accounts of the Variable Account and to transfer the assets of one or more Sub-Accounts to any other Sub-Account as permitted by law. Each additional Sub-Account will purchase shares in a new Portfolio or mutual fund. Such Sub-Accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the Sub-Accounts of the Variable Account. New investment options will be made available to existing Policy Owners as we determine in our sole discretion.
We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the Sub-Accounts of the Variable Account. If investment in a Fund Portfolio should no longer be possible or if we determine it becomes inappropriate for Policies of this class, we may substitute another mutual fund or Portfolio for a Sub-Account. Substitution may be made with respect to existing Accumulation Values and future premium payments. A substitution may be made only with any necessary approval of the SEC.
In the event of a Fund merger, any future premium payments will be allocated to the successor or acquiring Fund. In the event of the liquidation of a Fund, you will be required to provide a new allocation to one of the available accounts for future premium payments at the time of the request.
We reserve the right to transfer assets of the Variable Account as determined by us to be associated with the Policies to another separate account. A transfer of this kind may require the approvals of state regulatory authorities and the SEC.
We also reserve the right, when permitted by law, to de-register the Variable Account under the 1940 Act, to restrict or eliminate any voting rights of the Policy Owners, to combine the Variable Account with one or more of our other separate accounts, operate the Variable Account or a Sub-Account as either a unit investment trust or management company under the 1940 Act, or in any other form allowed by law, terminate and/or liquidate the Variable Account, and make any changes to the Variable Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any applicable federal or state laws.
The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts issued by Minnesota Life and by other affiliated and unaffiliated life insurance companies, and as investment medium to fund plan benefits for participating qualified plans. It is possible that there may be circumstances where it is disadvantageous for either: (i) the Owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the Owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such Policy Owners and contract Owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund’s board of directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable

Funds’ shares with respect to certain groups of Policy Owners or contract Owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.
The Guaranteed Interest Account and the Loan Account
The Guaranteed Interest Account and the Loan Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the Account and any other separate Accounts which we may establish.
Because of exemptive and exclusionary provisions, interests in our General Account have not been registered as securities under the Securities Act of 1933, and the General Account has not been registered as an investment company under the 1940 Act. However, disclosures regarding the Guaranteed Interest Account and the Loan Account may be subject to certain generally applicable provisions of the Federal Securities Laws relating to the accuracy and completeness of statements made in prospectuses.
The Guaranteed Interest Account and the Loan Account are those portions of our general assets which are attributable to the Policy and other Policies of its class. The description is for accounting purposes only and does not represent a division of the General Account assets for the specific benefit of Policies of this class. Allocations to the Guaranteed Interest Account and the Loan Account become part of our general assets and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the Guaranteed Interest Account and the Loan Account. Policy Owners do not share in the actual investment experience of the assets in the General Account.
The General Account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.
You may allocate a portion or all of the Net Premiums or transfer Accumulation Value from the Sub-Accounts of the Account to accumulate at a fixed rate of interest in the Guaranteed Interest Account. We guarantee such amounts as to principal and a minimum rate of interest. Transfers to and from the Guaranteed Interest Account to the Sub-Accounts of the Account are subject to certain limitations with respect to timing and amount. These limitations are described under the “Transfers” section of this prospectus.
Guaranteed Interest Account Value.     We bear the full investment risk for amounts allocated to the Guaranteed Interest Account. For Policies issued prior to May 16, 2015 we guarantee that interest credited to each Policy Owner’s Accumulation Value in the Guaranteed Interest Account will not be less than an annual rate of 3 percent without regard to the actual investment experience of the Guaranteed Interest Account. For Policies issued after May 16, 2015 we guarantee that interest credited to each Policy Owner’s Accumulation Value in the Guaranteed Interest Account will not be less than an annual rate of 2 percent without regard to the actual investment experience of the Guaranteed Interest Account. We may, at our sole discretion, credit a higher rate of interest, “excess interest,” although we are not obligated to credit interest in excess of the guaranteed rate, and may not do so. Any interest credited on the Policy’s Accumulation Value in the Guaranteed Interest Account in excess of the guaranteed minimum rate will be determined at our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.
Loan Account Value.     We bear the full investment risk for amounts allocated to the Loan Account. The Loan Account Accumulation Value is the sum of all Policy loans, less all Policy loan repayments. This amount will be increased by any Loan Account interest and reduced by any Loan Account interest allocated to the Guaranteed Interest Account or the separate Account. The Loan Account Accumulation Value will be credited daily with an annual rate of interest of not less than 3 percent. Any interest credited on the Policy’s Accumulation Value in the Loan Account in excess of the guaranteed minimum rate will be determined at our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.
Payments Made by Underlying Mutual Funds
We pay the costs of selling Policies, some of which are described in more detail in the “Compensation Paid for the Sale of Policies” section of this prospectus. Sale of the Policies benefits the Funds by providing increased distribution of the shares of the Funds. The Funds, or their investment advisers or principal underwriters, may pay us (or our affiliates) a fee for the purpose of reimbursing us for the costs of certain distribution or operational services that we provide and that benefit the Funds. Payments from an underlying Fund that relate to distribution services are made pursuant to the Fund’s 12b-1 plan, under which the payments are deducted from the Fund’s assets and described in the fee table included in the Fund’s prospectus. The 12b-1 payments from underlying Funds range in amount from 0 percent to 0.25 percent of Fund assets held in the Variable Account.
In addition, payments may be made pursuant to service/administration Agreements between us (or our affiliates) and the underlying mutual fund’s investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the Fund. Service and administrative payments are paid to us or our affiliates for such things as our aggregation of all Policy Owner purchase, redemption, and transfer requests within the Sub-Accounts of the Variable Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Variable Account aggregates such transactions through the Variable Account’s omnibus account with an underlying mutual fund, the Fund avoids the expenses associated with processing individual transactions. Service and administrative payments received by us or our affiliates range in amount from 0 percent to 0.20 percent of Fund assets held in the Variable Account.
Information about the Policy
Variable Universal Life Insurance
This Policy is a universal life insurance policy which permits you to determine the amount of life insurance protection and the amount of premiums you plan to pay. Universal life allows you the flexibility to customize a Policy to meet your needs and to change your Policy after issue to meet your changing needs and objectives. You may change the Face Amount and Planned Premium subject to the limitations described herein, so long as the Policy remains in force.
Flexibility at Issue.     Subject to certain minimums, maximums and our underwriting standards, you may choose any level of premium or Death Benefit that you wish. Under the Policy, the highest premium permitted at the time of issue, for a specific Death Benefit, is one which is allowed under the Code for the Policy to qualify as life insurance. The smallest premium that we will accept at the time of issue is the Initial Minimum Premium (shown on your policy data pages). The amount of the Initial Minimum

Premium will depend on the Policy’s Initial Face Amount, the Death Benefit option selected; the insured’s Age at issue, gender, Risk Classification and any additional benefit Agreements chosen. The minimum Initial Face Amount is $100,000.
If your Policy is issued with the Death Benefit Guarantee Agreement, you must allocate premiums to any of the Ivy VIP Pathfinder portfolios or to the Guaranteed Interest Account. Your allocation of premium may be made in any combination or percentages to those Accounts. For Policies issued after August 19, 2013 with the Death Benefit Guarantee Agreement, we may also limit the amount of premium. Please see “Supplemental Agreements — Death Benefit Guarantee Agreement” for more information.
Policy Changes
The Policy allows you to change the Face Amount or the Death Benefit option of the Policy after it has been issued, subject to the limitations described more fully below. Changes in Face Amount or the Death Benefit option are referred to as policy changes. A partial surrender of a Policy’s Accumulation Value or a change in risk classification are also policy changes. You may make one policy change or a combination of policy changes at one time.
A request to change your Policy’s Face Amount must be made within the insured’s lifetime. The minimum change in Face Amount must be at least $5,000 except for Face Amount changes which are the result of a partial surrender.
You must submit an Application in Good Order to us at our Home Office to increase the Face Amount. The Application must include evidence of insurability satisfactory to us. The effective date of the increase in Face Amount will be the first monthly Policy Anniversary on or following the date we approve the increase in Face Amount. Policy face increases made pursuant to the Guaranteed Insurability Option, the Guaranteed Insurability Option for Business, the Business Continuation Agreement, or the Inflation Agreement will not require evidence of insurability and must be made under the terms of those Agreements.
To decrease your Face Amount, you must send to us at our Home Office a Written Request in Good Order. The Initial Face Amount or any subsequent increase in Face Amount may be decreased if it has been in force for at least one year. The effective date of the decrease will be the first monthly Policy Anniversary on or following the date we approve your Written Request.
If there have been prior increases in Face Amount, any decrease in Face Amount will be made in the following order:
1.	first, from the most recent increase in Face Amount;
2.	second, from other increases in Face Amount in the reverse order in which they were added; and
3.	finally, the Initial Face Amount.
If a Face Amount decrease would cause your Policy to be disqualified as life insurance under the Code, we will not approve your request. Unless you have specified otherwise in writing, we will not approve a Face Amount decrease that would cause your Policy to be classified as a modified endowment contract under the Code or to have other tax consequences. See “Federal Tax Status.”
If you have chosen the Level Option Death Benefit and request a partial surrender, we will reduce the Face Amount of the Policy by the amount of the partial surrender. A partial surrender will not result in a reduction in the Face Amount of your Policy if either the Increasing Option or Sum of Premiums Option Death Benefit is in effect.

If your Policy is issued with the Death Benefit Guarantee Agreement, transfers may only be made between the Ivy VIP Pathfinder Portfolios and the Guaranteed Interest Account. Transfers to other Sub-Accounts will not be allowed as long as the Death Benefit Guarantee Agreement is in effect.
If you have added the LTC Agreement or the Accelerated Death Benefit for Chronic Illness Agreement, when you make a claim and we make a benefit payment, we will automatically transfer all of your Policy’s Accumulation Value that is in the Variable Account to the Guaranteed Interest Account. As long as we are paying benefits, you will only be able to allocate premium payments and loan repayments to the Guaranteed Interest Account.
Whenever a policy change is made, we will provide you with new policy data pages. The policy data pages will identify any new Face Amount, Death Benefit option, Risk Class, Planned Premium or Age of the insured.
Policy changes may only be made on a monthly anniversary of the Policy Date. Once on any given monthly Policy Anniversary, you may make one or a combination of policy changes. You may request a policy change by completing an Application for change. Your policy change will be effective on the first monthly Policy Anniversary on or after the date we approve the policy change.
Transaction Requests.     We process requests for financial transactions and certain non-financial transactions under the Policy on the Valuation Date we receive your request at our Home Office in Good Order. This means that if we receive your request for a financial transaction prior to 3:00 p.m. Central time on a Valuation Date, or prior to the end of a Valuation Date, we will process the request at the Unit Values determined as of the end of that Valuation Date. If we receive your request for a financial transaction at or after 3:00 p.m. Central time, or after the end of a Valuation Date, or on a non-Valuation Date, we will process the request at the Unit Values determined as of the end of the next Valuation Date. We apply the same cutoff times for processing requests for certain non-financial transactions as well.
Financial transactions include premium payments, surrenders, partial surrenders, transfers, policy changes and policy loans. Non-financial transactions subject to the same cutoff times as financial transactions include changes in allocation of Net Premium payments among investment options. Requests for surrenders, partial surrenders and policy changes must be made in writing and signed by you. Requests for transfers, policy loans and changes in the allocation of Net Premium payments may be made in writing or via telephone by you, or if authorized by you, your agent may make a request for transfer or policy loan by telephone. Written Requests may be submitted to us by mail or by facsimile (FAX) transmission at 651-665-6955. Telephone requests may be made by calling us at 1-800-643-5728 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours. We treat requests made via telephone, facsimile (FAX), and online as received once the call or transmission ends. We treat requests submitted via mail as received when received in the mailroom of our Home Office.
Proof of Insurability.     We require proof of insurability for all policy changes resulting in an increase in Death Benefit, except for increases made pursuant to an additional Agreement. In addition, we require proof of insurability for partial surrenders where, at the request of the policy Owner, no reduction is made in the Policy’s Death Benefit. Decreases in Face Amount do not require evidence of insurability.
We may also require evidence of insurability to change the risk classification of the insured or to add additional Agreements to the Policy.
Charge for Policy Change.     Currently, we will assess a $60 charge to cover the administrative costs associated with processing a policy change and in no event will we increase the charge to more than $100. If, however, the only policy change is a partial surrender, we will assess a transaction charge equal to 2 percent of the amount surrendered, not to exceed $25. Because of the underwriting and selling expenses associated with any policy change resulting in an increase in Face Amount, we will assess a Policy Issue Charge for such a change. See “Policy Charges.”
Applications and Policy Issue
This Policy is no longer issued after December 31, 2017. The following is a summary of our procedures for issuing the Policy and is provided for the Policy Owner’s reference.You must send a completed Application in Good Order and an initial premium payment to us at our Home Office to purchase the Policy. Before issuing a Policy, we will require evidence of insurability of the insured satisfactory to us, which in some cases will require a medical examination. The Policy is only available for insureds between Issue Ages 0-90. Our approval of an Application is subject to our underwriting rules and we reserve the right to reject an Application for any reason.
If the Application is accompanied by a check for at least the Initial Minimum Premium and we approve the Application, the Policy Date will be the issue date, which is the date we approve the Application and issue the Policy. We use the Policy Date to determine subsequent monthly policy anniversaries.
If we approve an Application that is not accompanied by a check for the Initial Minimum Premium, we may issue the Policy with a Policy Date which is 28 days after the issue date. Life insurance coverage will not begin until the Initial Minimum Premium is paid. If the Initial Minimum Premium is paid after the Policy Date (and the Policy Date is not changed as described below), you will have paid for insurance coverage during a period when no coverage was in force. In that circumstance you may request that the Policy Date be the date on which our Home Office receives the Initial Minimum Premium. We will forward to you updated policy pages to reflect the change in Policy Date. You must make such request at or prior to the time you pay the Initial Minimum Premium.
In certain cases it may be to your advantage to have the Policy Date be the same as the issue date in order to preserve an Issue Age of the insured to provide more favorable cost of insurance rates. In that case, the Initial Minimum Premium must be paid when the Policy is delivered to you. When the Policy is issued, the Face Amount, Planned Premium, Death Benefit option, and any additional Agreements chosen will be listed on the policy data pages.
Policy Premiums
The amount of the Initial Minimum Premium will depend on the Policy’s Initial Face Amount, the Death Benefit option, the insured’s Age at issue, gender, Risk Classification and any additional benefit Agreements chosen. The Initial Minimum Premium is due as of the Policy Date and must be paid on or before the date your Policy is delivered. Between the date we receive the Initial Minimum Premium for the Policy and the date insurance coverage commences under the Policy, the life of the insured may be covered under the terms of a temporary insurance Agreement. You may request temporary insurance coverage at the time of Application in an amount up to $250,000. In order to receive such coverage, you must meet certain insurability requirements at the date of Application, complete the Application and pay the Initial Minimum Premium. You may call or write us at our Home Office to obtain additional information regarding coverage under a temporary insurance Agreement or the Application of your Initial Minimum Premium.
All premiums after the Initial Minimum Premium should be mailed to us at our Home Office. You may also elect to have premiums paid monthly under our automatic payment plan through pre-authorized transfers from your account at a bank or other financial institution, or if you meet the requirements to establish a group billing plan through your employer. You may make an online payment to pay a premium that is due through our online servicing site at www.securian.com/myaccount.

Any premium payment after the Initial Minimum Premium must be at least $50; for premiums paid under an automatic payment plan, the minimum premium payment must be at least $25. You may pay premiums at any time. We reserve the right to require evidence of insurability satisfactory to us for any premium payment that would result in an immediate increase in the Net Amount at Risk under the Policy.
When you apply for a Policy, you may elect to pay a Planned Premium which is shown on the policy data pages. We will send you a notice for the Planned Premium at the frequency shown on the policy data pages. You may request that we send you notices once a year, twice a year or four times a year. The amount of the Planned Premium and frequency you have chosen will be identified on the notice. You may change the amount and frequency of your Planned Premium payment at any time by Written Request. Payment of a Planned Premium does not guarantee that the Policy will remain in force.
You may also pay your Planned Premium using the Premium Deposit Account Agreement. Under the Premium Deposit Account Agreement, you can make up to three payments that will be held in a Premium Deposit Account, a part of our General Account, and use those payments and interest credited on those payments to pay your Planned Premiums for up to ten years from the date of the payment. We will credit an annual rate of interest at least equal to a minimum annual rate of interest of 0.50% (the “PDA Minimum Rate”) on each payment to the Premium Deposit Account. The PDA Minimum Rate will be in effect for the duration the payment remains in the Premium Deposit Account. In our sole discretion, we may credit an annual rate of interest higher than the PDA Minimum Rate on a payment to the Premium Deposit Account. We will send you a confirmation for each deposit you make to the Premium Deposit Account. The confirmation will indicate the annual rate of interest that is in effect for that deposit. For more information about the Premium Deposit Account Agreement see “Supplemental Agreements — Premium Deposit Account Agreement.”
We intend that this Policy will qualify as a life insurance policy as defined by Code Section 7702. In order to maintain such qualification, we reserve the right to increase the amount of insurance on the insured, to return any excess Accumulation Value or premium, to hold premium until the Policy Date or Policy Anniversary, or to limit the amount of premium we will accept. There may be tax consequences to you if we must return part of the Accumulation Value in order to maintain the Policy’s status as life insurance. See “Federal Tax Status.” In the event the Death Benefit is increased to maintain qualification as a life insurance policy, we may make appropriate adjustments to any monthly charges or supplemental benefits that are consistent with the increase in the Death Benefit.
Unless you have specified otherwise in writing, we will not accept a premium payment to the extent that it would cause your Policy to fail the life insurance qualification test or become a modified endowment contract. See “Federal Tax Status.” In rare situations, if we receive and allocate the Net Premium prior to the Policy’s anniversary date, your Policy could fail to qualify as life insurance or become a modified endowment contract (MEC). In that event, unless you have specified otherwise in writing, to prevent your Policy from failing to qualify as life insurance or becoming a MEC, we will hold your premium in a non-interest bearing account until its anniversary date. On the day following the anniversary date, we will allocate the Net Premium to the Guaranteed Interest Account or the Sub-Accounts of the Minnesota Life Individual Variable Universal Life Account according to your instructions.
We assess a Premium Charge against each premium payment. The premium less the Premium Charge results in the Net Premium. Net Premiums are allocated to the Guaranteed Interest Account or Sub-Accounts of the Variable Account which Sub-Accounts, in turn, invest in shares of the Portfolios.

You must designate the allocation of Net Premiums on your Application for the Policy. You may change your allocation instructions for future premium payments by forwarding to us a signed Written Request, or by calling us at 1-800-643-5728 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours, and via facsimile (FAX) at 651-665-6955. The allocation of Net Premiums to the Guaranteed Interest Account or to any Sub-Account of the Variable Account must be in multiples of 1 percent of the Net Premium.
If you make premium payments while benefits are being paid on the LTC Agreement, you will only be able to allocate premium payments to the Guaranteed Interest Account.
We reserve the right to delay the allocation of Net Premiums to the Sub-Accounts you designated for a period of up to 30 days after issuance of the Policy or after a policy change. In no event will any such delay extend beyond the Free Look Period that applies in the state in which the Policy is issued. If we exercise this right, we will allocate Net Premiums to the Guaranteed Interest Account until the end of the Free Look Period. This right, which as of the date of the prospectus has not been implemented, will be exercised by us only when we believe economic conditions make such an allocation necessary to reduce our market risk during the Free Look Period.
We also reserve the right to restrict the allocation of Net Premiums to the Guaranteed Interest Account. If we do so, no more than 25 percent of the Net Premium may be allocated to the Guaranteed Interest Account. In addition, we reserve the right to further restrict the allocation of Net Premiums to the Guaranteed Interest Account if the current interest rate we credit to the Guaranteed Interest Account equals the minimum guaranteed interest rate.
If mandated under applicable law, we may reject a premium. We may also provide information about a policy Owner and a policy Owner’s account to government regulators.
We reserve the right to refuse a premium payment if appropriate under our policies related to anti-money laundering or stranger owned life insurance policies. This means that if we exercise these rights, you will be required to comply with our anti-money laundering or stranger owned life insurance policies before we will accept additional premium payments from you. We will continue to take all Policy charges applicable to the Policy and optional Agreements from the Policy Accumulation Value, which may result in your Policy terminating. You should consider these premium payment limitations, and all other limitations in this Policy, and how they may impact your long-term financial plans, especially since this Policy provides a Death Benefit that will only be payable if the Policy is still in force at the insured’s death.
If we exercise these rights, there will be no impact to premium payments received prior to the effective date of the limitation. In addition, Policy Accumulation Value and optional Agreements will not be affected by the restriction, but Policy charges will continue to apply. We will apply these limitations in a non-discriminatory manner. See “Policy Loans — Termination” and “Policy Charges.”
If we receive your Application for the Policy after August 19, 2013 and you elected the Death Benefit Guarantee Agreement, we may also limit the amount of premium you may pay under the Policy. Please see “Supplemental Agreements — Death Benefit Guarantee Agreement” for more information.
Sub-Account Allocation.     If your Policy is issued with the Death Benefit Guarantee Agreement, you must allocate your premium payments to the Guaranteed Interest Account or one of the following Ivy VIP Pathfinder portfolios: the Ivy VIP Pathfinder Aggressive portfolio, the Ivy VIP Pathfinder Moderately Aggressive portfolio, the Ivy VIP Pathfinder Moderate portfolio, the Ivy VIP Pathfinder Moderately Conservative portfolio, or the Ivy VIP Pathfinder Conservative portfolio. Your allocation of premium may be made in any combination among those accounts. The policy Owner may elect to change from any one of the current Ivy VIP Pathfinder portfolios to any other combination of Ivy VIP Pathfinder portfolios. Subsequent transfers among these accounts will be subject to our policies regarding transfers among the Sub-Accounts. See “Transfers.” We reserve the right to add, delete or modify the Portfolios which may be used.
Each of the Ivy VIP Pathfinder portfolios is a “Fund of Funds” which means that each Ivy VIP Pathfinder portfolio will seek to achieve its particular level of risk/return by investing substantially all of its assets in other mutual funds in Ivy Variable Insurance Portfolios, Inc. and short-term investments in varying combinations and percentage amounts to achieve each Ivy VIP Pathfinder portfolio’s particular investment objective. A detailed discussion of each Ivy VIP Pathfinder portfolio’s allocations, objectives and risks may be found in the Portfolio’s prospectus.
The Ivy VIP Pathfinder portfolios are intended to provide various levels of potential capital appreciation at various levels of risk. Each of the Ivy VIP Pathfinder portfolios is designed to provide a different asset allocation option corresponding to different investment goals ranging from the highest potential for growth with the highest amount of tolerance for risk, to the lowest potential for growth with the lowest amount of tolerance for risk, and the highest potential for income.
In selecting a Ivy VIP Pathfinder portfolio, you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances.
You will be required to terminate the Death Benefit Guarantee Agreement prior to allocating premium payments to or making a transfer to a Sub-Account other than the Ivy VIP Pathfinder portfolios or the Guaranteed Interest Account. We will not return any charges previously taken for the Death Benefit Guarantee Agreement upon its Termination.
Free Look
It is important to us that you are satisfied with this Policy after it is issued. If you are not satisfied with it, you may request to cancel the Policy and return the Policy to us or your agent within 30 days after you receive it. We will send to you within seven days of the date we receive your notice of cancellation and the Policy, the greater of (1) a full refund of the premiums you have paid, or (2) the Surrender Value of the Policy.
If the Policy is changed, as described under the “Policy Changes” section of this prospectus, and if the change results in an increase in Face Amount and/or the addition of any Agreements, you will have a right to examine the changed Policy and you may return the changed Policy within 30 days after you receive it. If you return the changed Policy, the Face Amount increase and/or additional Agreements will be cancelled, and the Policy will continue in force.
Accumulation Value
Your Policy’s Accumulation Value equals your investment in the Guaranteed Interest Account and the Sub-Accounts of the Variable Account, plus any collateral held in the loan account for any loans you have taken. The Accumulation Value of the Policy varies with the investment experience of the Guaranteed Interest Account and the Sub-Accounts of the Variable Account.
Unlike a traditional fixed benefit life insurance policy, your Policy’s Accumulation Value cannot be determined in advance, even if you pay premiums as planned, because the Separate Account Accumulation Value varies daily with the investment performance of the Sub-Accounts. Even if you continue to pay premiums as planned, the Separate Account Accumulation Value of your Policy could decline to zero because of unfavorable investment experience and the assessment of charges.

Upon request, we will tell you the Accumulation Value of your Policy. We will also send to you a report each year on the Policy Anniversary advising you of your Policy’s Accumulation Value, the Face Amount and the Death Benefit as of the date of the report. It will also summarize your Policy transactions during the year. The information will be current as of a date within two months of its mailing. You may also access information regarding your Policy’s Accumulation Value through our online servicing site at www.securian.com/myaccount.
Guaranteed Interest Account Accumulation Value.     The Guaranteed Interest Account Accumulation Value of your Policy equals the sum of the following:
•	the Net Premiums you allocate to the Guaranteed Interest Account;
•	plus, any interest credited thereto, any loan repayments, any transfers of Accumulation Value from the Sub-Accounts of the Variable Account and any allocation of Loan Account interest; and
•	less, any policy loans, partial surrenders, transfers of Accumulation Value to the Sub-Accounts of the Variable Account and policy charges.
Separate Account Accumulation Value.     The Separate Account Accumulation Value of your Policy is not guaranteed. We determine your Policy’s Separate Account Accumulation Value by multiplying the current number of Sub-Account Units for each Sub-Account in which you are invested by the current Sub-Account Unit Value for that Sub-Account and adding those values together. A Sub-Account Unit is a measure of your Policy’s interest in a Sub-Account. The number of Units credited with respect to each Net Premium payment is determined by dividing the portion of the Net Premium payment allocated to each Sub-Account by the then current Unit Value for that Sub-Account. The number of Units credited is determined as of the end of the Valuation Date on which we receive your premium at our Home Office.
Once determined, the number of Units credited to your Policy will not be affected by changes in Sub-Account Unit Values. However, the number of Units in a Sub-Account will be increased by the allocation of subsequent Net Premiums, loan repayments, transfers and Loan Account interest to the Sub-Account. The number of Units will be decreased by policy charges, policy loans, transfers and partial surrenders from the Sub-Account. The number of Units in a Sub-Account will decrease to zero if the Policy is surrendered or terminated.
The Unit Value of a Sub-Account will be determined on each Valuation Date. The amount of any increase or decrease will depend on the net investment experience of the Sub-Account. The value of a Unit for each Sub-Account was originally set at $1.00 on the first Valuation Date. For any subsequent Valuation Date, its value is equal to its value on the preceding Valuation Date multiplied by the net investment factor for that Sub-Account for the valuation period ending on the subsequent Valuation Date.
The net investment factor is a measure of the net investment experience of a Sub-Account. The net investment factor for a valuation period is: the gross investment rate for such valuation period, plus any Unit Value Credit under the Policy. We determine periodically whether Unit Value Credits apply. Unit Value Credits are not guaranteed. For any period we apply a Unit Value Credit, we will apply the credit each day when we calculate the Unit Value for the Sub-Account.
The gross investment rate is equal to:
1.	the net asset value per share of a Fund share held in the Sub-Account of the Account determined at the end of the current valuation period; plus
2.	the per share amount of any dividend or capital gain distributions by the Fund if the “ex-dividend” date occurs during the current valuation period; with the sum divided by

3.	the net asset value per share of that Fund share held in the Sub-Account determined at the end of the preceding valuation period.
The table below describes the annual Unit Value Credit that we may, in our sole discretion, apply to each Sub-Account of the Variable Account. The annual Unit Value Credit is expressed as a percentage of average annual Portfolio assets held by the Sub-Account. The amount of the Unit Value Credit we may apply varies among Sub-Accounts and some Sub-Accounts may receive larger Unit Value Credits than other Sub-Accounts. Some Sub-Accounts are not eligible for a Unit Value Credit. Our payment of Unit Value Credits may be discontinued at any time.
Sub-Account	Annual Unit Value Credit
Ivy VIP Asset Strategy — Class II Shares	0.23
Ivy VIP Balanced — Class II Shares	0.23
Ivy VIP Core Equity — Class II Shares	0.23
Ivy VIP Corporate Bond — Class II Shares	0.23
Ivy VIP Energy — Class II Shares	0.23
Ivy VIP Global Bond — Class II Shares	0.23
Ivy VIP Global Equity Income — Class II Shares	0.23
Ivy VIP Global Growth — Class II Shares	0.23
Ivy VIP Government Money Market — Class II Shares	0.00
Ivy VIP Growth — Class II Shares	0.23
Ivy VIP High Income — Class II Shares	0.23
Ivy VIP International Core Equity — Class II Shares	0.23
Ivy VIP Limited-Term Bond — Class II Shares	0.23
Ivy VIP Mid Cap Growth — Class II Shares	0.23
Ivy VIP Natural Resources — Class II Shares	0.23
Ivy VIP Science and Technology — Class II Shares	0.23
Ivy VIP Securian Real Estate Securities — Class II Shares	0.23
Ivy VIP Small Cap Core — Class II Shares	0.23
Ivy VIP Small Cap Growth — Class II Shares	0.23
Ivy VIP Value — Class II Shares	0.23
Ivy VIP Pathfinder Aggressive — Class II Shares	0.23
Ivy VIP Pathfinder Moderately Aggressive — Class II Shares	0.23
Ivy VIP Pathfinder Moderate — Class II Shares	0.23
Ivy VIP Pathfinder Moderately Conservative — Class II Shares	0.23
Ivy VIP Pathfinder Conservative — Class II Shares	0.23
We determine the value of the Units in each Sub-Account on each day on which the corresponding Portfolio values its shares. In general, the net asset value of each Portfolio’s shares is computed once daily as of the closing time for business on the New York Stock Exchange (typically 3:00 p.m. Central time).

Some investment advisers to the Funds or their affiliates have an Agreement with us or our affiliates to pay us or our affiliates for administrative, recordkeeping and shareholder services we provide to the Funds’ Portfolios. We or our affiliates may also receive payments from the Funds, their investment advisers or principal underwriters to reimburse us for the costs of certain distribution or operational services that we perform and that benefit the Funds’ Portfolios. See “Payments Made by Underlying Mutual Funds.” The Unit Value Credit represents a portion of or all of these amounts that we or our affiliates may receive that we may, in our sole discretion, apply to the Sub-Accounts that invest in the Funds’ Portfolios. We will only provide Unit Value Credits to a Sub-Account where the corresponding investment option, the investment adviser of that investment option or their affiliates compensate us or our affiliates for providing such services. Our decision to provide Unit Value Credits to certain Sub-Accounts depends upon a number of factors, including, but not limited to, the level of assets held in the Guaranteed Interest Account, prevailing market interest rates, and anticipated future expenses and anticipated future revenues from variable contract operation. From time to time some of these arrangements may be renegotiated so that we receive a different payment than previously paid. These fee arrangements do not result in any additional charges to Policy Owners.
All Unit Value Credits and any gains or losses attributable to such amounts are treated as earnings under the Policy for tax purposes.
Loan Account Accumulation Value.     The Loan Account Accumulation Value of your Policy equals the sum of the following:
•	all policy loans less all policy loan repayments;
•	plus, any Loan Account interest; and
•	less, any Loan Account interest allocated to the Guaranteed Interest Account or the Variable Account.
We credit interest on the Loan Account Accumulation Value daily at an annual rate of interest of not less than 3 percent. We may, at our sole discretion, credit interest at a higher rate.
Transfers
You may transfer Accumulation Value between the Guaranteed Interest Account and the Sub-Accounts of the Variable Account and among the Sub-Accounts. You may request a transfer or rebalance of Accumulation Value at any time while the Policy remains in force, and you may arrange in advance for systematic rebalance or dollar cost averaging. A rebalance re-allocates your Accumulation Value on a one-time or systematic basis; dollar cost averaging is a systematic transfer of Accumulation Value form one or more Sub-Account(s) to one or more other Sub-Account(s). Following your instructions as to the percentage of your Accumulation Value you wish to have in each of your Sub-Accounts, we will transfer amounts to and from those Accounts to achieve the percentages you desire. We determine the amount you have available for transfers at the end of the Valuation Date on which we receive your request at our Home Office. Your request for transfer may be made in writing or you, or your agent if authorized by you, may make a request for transfer by telephone. To do so, you may call us at 1-800-643-5728 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours. You may also submit your request for transfer to us by facsimile (FAX) transmission at 651-665-6955.
We process transfers based on the Unit Values determined at the end of the Valuation Date on which we receive your request for transfer at our Home Office. This means that if we receive your request for transfer prior to 3:00 p.m. Central time on a Valuation Date, or prior to the end of a Valuation Date, we will process the request at the Unit Values determined as of that Valuation Date. If we receive your request for transfer at or after 3:00 p.m. Central time, or after the end of a Valuation Date, or on a non-Valuation Date, we will process the request at the Unit Values determined as of the following Valuation Date. We treat transfer requests made via telephone and facsimile (FAX) as received once the call or transmission ends.
You may transfer Accumulation Value among the Sub-Accounts an unlimited number of times in a Policy Year, subject to our limitations on market-timing and frequent trading activities and Portfolio limitations on the frequent purchase and redemption of shares. We reserve the right to limit transfers to and from the Guaranteed Interest Account to one transfer per Policy Year. We also reserve the right to restrict the dollar amount of any transfer to or from the Guaranteed Interest Account.
The transfer transaction charge is guaranteed not to exceed $25. For purposes of assessing the charge, we consider all telephone, facsimile, written and/or eService Center requests processed on the same day to be one transfer, regardless of the number of Sub-Accounts (or Guaranteed Interest Account) affected by the transfer(s). We currently do not assess a transfer transaction charge.
We impose other restrictions on transfers. We reserve the right to require that the amount transferred to or from a Sub-Account or the Guaranteed Interest Account be at least $250. If the Accumulation Value in a Sub-Account or the Guaranteed Interest Account from which a transfer is to be made is less than $250, the entire Accumulation Value attributable to the Sub-Account or the Guaranteed Interest Account must be transferred. If a transfer would reduce the Accumulation Value in the Sub-Account from which the transfer is to be made to less than $250, we reserve the right to include that remaining Sub-Account Accumulation Value in the amount transferred.
If your Policy is issued with the Death Benefit Guarantee Agreement, transfers may only be made between the Ivy VIP Pathfinder Portfolios and the Guaranteed Interest Account. Transfers to other Sub-Accounts will not be allowed as long as the Death Benefit Guarantee Agreement is in effect.
If you have added the LTC Agreement or the Accelerated Death Benefit for Chronic Illness Agreement, when you make a claim and we make a benefit payment, we will automatically transfer all of your Policy’s Accumulation Value that is in the Variable Account to the Guaranteed Interest Account. As long as we are paying benefits, you will only be able to allocate premium payments and loan repayments to the Guaranteed Interest Account.
Telephone Transfers.     A request for transfer submitted to us via telephone is subject to the same conditions and procedures as would apply to a written transfer request. However, during periods of marked economic or market changes, you may have difficulty due to a heavy volume of telephone calls. In those circumstances, you should consider submitting a written transfer request while continuing to attempt to contact us via telephone. We reserve the right to restrict the frequency of, or otherwise modify, condition or terminate telephone transfer privileges. For more information on telephone transactions, contact us at our Home Office or at 1-800-643-5728 between the hours of 8:00 a.m. and 5:00 p.m., Central time.
With all telephone transactions, we will employ reasonable procedures to satisfy ourselves that instructions received from Policy Owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require Policy Owners to identify themselves through policy numbers, social security numbers and such other information we deem reasonable. We record telephone transfer instruction conversations and we provide Policy Owners with a written confirmation of each telephone transfer.
Market-Timing and Disruptive Trading.     This Policy is not designed to be used as a vehicle for frequent trading (i.e., frequent transfers) in response to short-term fluctuations in the securities markets, often referred to as “market-timing.” Market-timing activity and frequent trading in your

Policy can disrupt the efficient management of the underlying Portfolios and their investment strategies, dilute the value of Portfolio shares held by long-term shareholders, and increase Portfolio expenses (including brokerage or other trading costs) for all Portfolio shareholders, including long-term Policy Owners invested in affected Portfolios who do not generate such expenses. It is our policy to discourage market-timing and frequent transfer activity, and, when we become aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity on affected Portfolios. You should not purchase this Policy if you intend to engage in market-timing or frequent transfer activity.
We have developed policies and procedures to detect and deter market-timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for Policy Owners engaging in such activity. We employ various means to attempt to detect and deter market-timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying Portfolios will not suffer disruptions or increased expenses attributable to market-timing or abusive transfers resulting from other insurance carriers which invest in the same Portfolios. In addition, because our policies and procedures are discretionary, it is possible that some Policy Owners may engage in market-timing and other frequent transfer activity while others may bear the harm associated with such activity. Moreover, because market-timing can only be detected after it has occurred to some extent, our policies to stop market-timing activity do not go into effect until after we have identified such activity.
We reserve the right to restrict the frequency of — or otherwise modify, condition or terminate — any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more Policy Owners is or would be to the disadvantage of other Policy Owners. Any new restriction that we would impose will apply to your Policy without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by a Portfolio attributable to transfers in your Policy. One or more of the following factors will be considered in determining whether to implement and administer any restrictions and assess any fees:
•	the dollar amount of the transfer(s);
•	whether the transfers are part of a pattern of transfers that appears designed to take advantage of market inefficiencies;
•	whether a Portfolio has requested that we look into identified unusual or frequent activity in the Portfolio;
•	the number of transfers in the previous calendar quarter; and
•	whether the transfers during a quarter constitute more than two “round trips” in a particular Portfolio. A round trip is a purchase into a Portfolio and a subsequent redemption out of the Portfolio, without regard to order.
In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market-timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only and may require your signature. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your Policy will be permanent.
In addition to our market-timing procedures, the underlying Portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the Portfolios’ policies and procedures, Policy Owners and other persons with interests under the policies should be aware that we may not have the contractual authority or the operational capacity to apply the market-timing policies and procedures of the Portfolios, except that, under SEC rules, we are required to: (1) enter into a written Agreement with each Portfolio or its principal underwriter that obligates us to provide the Portfolio promptly upon request certain information about the trading activity of individual Policy Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the market-timing policies established by the Portfolios.
In addition, the Funds may restrict the purchase of their shares in order to protect shareholders. In such case, if you request a transfer to a Sub-Account(s) that invests in a Fund that has restricted the purchase of its shares, we will not redeem Accumulation Value from the Sub-Account(s) from which the transfer would have otherwise been made, unless you submit a new request for transfer to our Home Office designating a new Sub-Account(s) to which the transfer should be made.
Death Benefit
Death Benefit Proceeds
As long as the Policy is in force, we will determine the amount of and pay the Death Benefit proceeds on the Policy upon receipt at our Home Office of satisfactory proof of the insured’s death, plus written direction (from each eligible recipient of Death Benefit proceeds) regarding how to pay the Death Benefit payment, and any other documents, forms and information we need. We may require return of the Policy. We will pay the Death Benefit proceeds to the Beneficiary(ies), if living. If each Beneficiary dies before the insured, we will pay the Death Benefit proceeds to the Owner or the Owner’s estate, or, if the Owner is a corporation, to it or its successor. We will pay the Death Benefit proceeds in a lump sum or under a settlement option.
Death Benefit proceeds equal:
•	the Death Benefit (described below);
•	plus any additional insurance on the insured’s life under the Term Insurance Agreement;
•	plus under the Level Option Death Benefit, any premium paid after the date of the insured’s death;
•	plus any additional insurance on the insured’s life under the Interest Accumulation Agreement;
•	plus, for policies issued prior to April 29, 2011, any assessed monthly charges for the period after the insured’s death;
•	minus any amounts paid under the Long Term Care Agreement;
•	minus any unpaid monthly charges;
•	minus any outstanding policy loan;
•	minus any accrued loan interest.
We may further adjust the amount of the Death Benefit proceeds if we contest the Policy, if the insured dies by suicide or if you misstate the insured’s Age or gender. See “Statement of Additional Information.”

Death Benefit Options
The Policy provides a Death Benefit . The Death Benefit is determined on each monthly Policy Anniversary and as of the date of the insured’s death. You must select one of the three Death Benefit options we offer in your Application. If you do not choose a Death Benefit option in your Application, the Level Option Death Benefit will automatically be in effect.
The Policy is intended to qualify under Code Section 7702 as a life insurance policy for federal tax purposes. The Death Benefit is intended to qualify for the federal income tax exclusion. The provisions of the Policy and any attached Agreement will be interpreted to ensure such qualification, regardless of any language to the contrary.
To the extent the Death Benefit is increased to maintain qualification as a life insurance policy, we will make appropriate adjustments to any monthly charges or supplemental Agreements that are consistent with such an increase. Adjustments will be reflected in the monthly charge assessment.
Under Code Section 7702, a Policy will generally be treated as life insurance for federal tax purposes if at all times it meets either a “guideline premium test (GPT)” or a “cash value accumulation test (CVAT).” You must choose either the GPT or the CVAT before the Policy is issued. Once the Policy is issued, you may not change to a different test. The Death Benefit will vary depending on which test is used.
The GPT has two components, a premium limit component and a corridor component. The premium limit restricts the amount of premium that can be paid into the Policy. The corridor requires that the Death Benefit be at least a certain percentage (varying each year by Age of the insured) of the Accumulation Value. The CVAT does not have a premium limit, but does have a corridor that requires that the Death Benefit be at least a certain percentage (varying based on the Age and gender class of the insured) of the Accumulation Value.
The corridor under the CVAT is different than the corridor under the GPT. Specifically, the CVAT corridor requires more Death Benefit in relation to Accumulation Value than is required by the GPT corridor. Therefore, for a Policy in the corridor with no additional Agreements, as your Accumulation Value increases your Death Benefit will increase more rapidly under CVAT than it would under GPT.
Your Policy will be issued using the GPT unless you choose otherwise. In deciding whether or not to choose the CVAT, you should consider that the CVAT generally permits more premiums to be contributed to a Policy, but may require the Policy to have a higher Death Benefit, which may increase certain charges.
Under the Guideline Premium Test (GPT), the Level Option Death Benefit equals the greatest of:
1.	the Face Amount on the insured’s date of death; or
2.	a specified “limitation percentage,” called the Guideline Premium Test Death Benefit Percentage Factor (GPT DBPF) on your Policy’s data pages, multiplied by the Accumulation Value on the insured’s date of death.
Under the Level Option, your Death Benefit remains level unless the limitation percentage multiplied by the Accumulation Value is greater than the Face Amount; then the Death Benefit will vary as the Accumulation Value varies.

The limitation percentage is the minimum percentage of Accumulation Value we must pay as the Death Benefit under federal tax requirements. It is based on the Age of the insured at the beginning of each Policy Year. The following table indicates the limitation percentages for the guideline premium test for different Ages:
Age	Limitation Percentage
40 and under	250%
41 to 45	250% minus 7% for each year over Age 40
46 to 50	215% minus 6% for each year over Age 45
51 to 55	185% minus 7% for each year over Age 50
56 to 60	150% minus 4% for each year over Age 55
61 to 65	130% minus 2% for each year over Age 60
66 to 70	120% minus 1% for each year over Age 65
71 to 75	115% minus 2% for each year over Age 70
76 to 90	105%
91 to 95	105% minus 1% for each year over Age 90
96 to 121	100%
If the Code requires us to determine the Death Benefit by reference to these limitation percentages, the Policy is described as “in the corridor.” An increase in the Accumulation Value will increase our risk, and we will increase the cost of insurance charge we assess from the Policy’s Accumulation Value.
Level Option Guideline Premium Test Example.     Assume that the insured’s Age is under 40. Under the Level Option, a Policy with a $100,000 Face Amount will generally pay $100,000 in Death Benefits. However, because the Death Benefit must be equal to or be greater than 250 percent of the Accumulation Value, any time the Accumulation Value of the Policy exceeds $40,000, the Death Benefit will exceed the $100,000 Face Amount. The figure $40,000 is derived because 250 percent of $40,000 equals $100,000. Every additional $100 added to the Accumulation Value above $40,000 will increase the Death Benefit by $250.
Similarly, so long as the Accumulation Value exceeds $40,000, every $100 taken out of the Accumulation Value will reduce the Death Benefit by $250. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount, the Death Benefit will equal the Face Amount of the Policy.
Under the Cash Value Accumulation Test (CVAT), the Level Option Death Benefit equals the greatest of:
1.	the Face Amount on the date of the insured’s death; or
2.	the amount required for the Policy to qualify as a life insurance policy under Code Section 7702.
Under the Level Option, your Death Benefit remains level unless the Accumulation Value is greater than the net single premium as specified under Code Section 7702, multiplied by the Face Amount. The net single premium is based on the insured's gender, Age, tobacco status, and Risk Class.
Under the CVAT, a “limitation percentage” may be defined as the value “1” divided by the net single premium. While the limitation percentages are defined differently for the GPT and the CVAT, they work identically with respect to the relationship between the Accumulation Value and the Death Benefit. Specifically, the Death Benefit is never less than the Accumulation Value multiplied by the applicable limitation percentage, regardless of whether the Policy satisfies the GPT or CVAT.
If the Code requires us to determine the Death Benefit by reference to these limitation percentages, the Policy is described as “in the corridor.” An increase in the Accumulation Value will increase our risk, and we will increase the cost of insurance charge we assess from the Accumulation Value.

Level Option Cash Value Accumulation Test Example.     Assume that the Policy has a Face Amount of $100,000, and the limitation percentage is 225 percent. Under the Level Option, a Policy with a $100,000 Face Amount will generally pay $100,000 in Death Benefits. However, because the Death Benefit for the Policy must be equal to or be greater than 225 percent of the Accumulation Value, any time the Accumulation Value of the Policy exceeds $44,444, the Death Benefit of the Policy will exceed the $100,000 Face Amount. The figure $44,444 is derived because 225 percent of $44,444 equals $100,000. Every additional $100 added to the Accumulation Value above $44,444 will increase the Death Benefit of the Policy by $225.
Similarly, so long as the Accumulation Value exceeds $44,444, every $100 taken out of the Accumulation Value will reduce the Death Benefit of the Policy by $225. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount, the Death Benefit of the Policy will equal the Face Amount of the Policy.
Under the Guideline Premium Test, the Increasing Option Death Benefit equals the greatest of:
1.	the Face Amount plus the Accumulation Value on the insured’s date of death; or
2.	the limitation percentage (the GPT DBPF) multiplied by the Accumulation Value on the insured’s date of death.
Under the Increasing Option, the Death Benefit always varies as the Accumulation Value varies.
Increasing Option Guideline Premium Test Example.     Assume that the insured’s Age is under 40. Under the Increasing Option, a Policy with a Face Amount of $100,000 will generally pay a Death Benefit of $100,000 plus the Accumulation Value. Thus, a Policy with an Accumulation Value of $60,000 will generally have a Death Benefit of $160,000 ($100,000 + $60,000). The Death Benefit, however, must be at least 250 percent of the Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds $66,666, the Death Benefit will be greater than the Face Amount plus the Accumulation Value. The figure of $66,666 is derived because 250 percent of $66,666 equals $100,000 + $66,666. Every additional $100 of Accumulation Value above $66,666 will increase the Death Benefit by $250.
Similarly, any time the Accumulation Value exceeds $66,666, every $100 taken out of Accumulation Value will reduce the Death Benefit by $250. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount plus the Accumulation Value, then the Death Benefit will be the Face Amount plus the Accumulation Value of the Policy.
Under the Cash Value Accumulation Test, the Increasing Option Death Benefit equals the greatest of:
1.	the Face Amount plus the Accumulation Value on the insured’s date of death; or
2.	the amount required for the Policy to qualify as a life insurance policy under Code Section 7702.
Under the Increasing Option, the Death Benefit always varies as the Accumulation Value varies.
Increasing Option Cash Value Accumulation Test Example.     Assume that the Policy has a Face Amount of $100,000, and the limitation percentage is 225 percent. Under the Increasing Option, a Policy with a Face Amount of $100,000 will generally pay a Death Benefit of $100,000 plus the Accumulation Value. Thus, a Policy with an Accumulation Value of $65,000 will generally have a Death Benefit of $165,000 ($100,000 + $65,000). The Death Benefit for the Policy must be at least 225 percent of the Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds $80,000, the Death Benefit for the Policy will be greater than the Face Amount plus the Accumulation Value. The figure of $80,000 is derived because 225 percent of $80,000 equals $100,000 + $80,000. Every additional $100 of Accumulation Value above $80,000 will increase the Death Benefit of the Policy by $225.

Similarly, any time Accumulation Value exceeds $80,000, every $100 taken out of Accumulation Value will reduce the Death Benefit of the Policy by $225. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount plus the Accumulation Value, then the Death Benefit for the Policy will be the Face Amount plus the Accumulation Value of the Policy.
Under Guideline Premium Test Option — Sum of Premiums Death Benefit equals the greatest of:
1.	the Face Amount plus the sum of all premiums paid less all partial surrenders; or
2.	the limitation percentage (the GPT DBPF) multiplied by the Accumulation Value on the insured’s date of death.
Under the Sum of Premiums Option, the Death Benefit always varies with the payment of premiums and partial surrenders taken.
Sum of Premiums Guideline Premium Test Example.     Assume that the insured’s Age is under 40, premiums paid equal $60,000, partial surrenders equal $10,000, and the Accumulation Value equals $55,000. Under this scenario a Policy with the Sum of Premiums Option and a Face Amount of $100,000 will generally pay a Death Benefit of $150,000 ($100,000 + $60,000 - $10,000). The Death Benefit, however, must be at least 250 percent of Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds $60,000, the Death Benefit will be greater than the Face Amount plus premiums paid less partial surrenders. The figure of $60,000 is derived because 250 percent of $60,000 equals $100,000 + $60,000 - $10,000. Every additional $100 of Accumulation Value above $60,000 will increase the Death Benefit by $250.
Similarly, any time Accumulation Value exceeds $60,000, every $100 taken out of Accumulation Value will reduce the Death Benefit by $250. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount plus premiums paid less partial surrenders, then the Death Benefit will be the Face Amount plus premiums paid less partial surrenders.
Under the Cash Value Accumulation Test — Sum of Premiums Death Benefit equals the greatest of:
1.	the Face Amount plus the sum of all premiums paid less all partial surrenders; or
2.	the amount required for the Policy to qualify as a life insurance policy under Code Section 7702.
Under the Sum of Premiums Option, the Death Benefit always varies with the payment of premiums and partial surrenders taken.
Sum of Premiums Cash Value Accumulation Test Example.     Assume that premiums paid equal $80,000, partial surrenders equal $5,000, and the Accumulation Value equals $70,000. Also assume that the Policy has a Face Amount of $100,000, and the limitation percentage is 225 percent. Under this scenario a Policy with the Sum of Premiums Option and a Face Amount of $100,000 will generally pay a Death Benefit of $175,000 ($100,000 + $80,000 - $5,000). The Death Benefit for the Policy must be at least 225 percent of the Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds $77,777, the Death Benefit for the Policy will be greater than the Face Amount plus premiums less partial surrenders. The figure of $77,777 is derived because 225 percent of $77,777 equals $100,000 + $80,000 - $5,000. Every additional $100 of Accumulation Value above $77,777 will increase the Death Benefit of the Policy by $225.

Similarly, any time Accumulation Value exceeds $77,777, every $100 taken out of Accumulation Value will reduce the Death Benefit of the Policy by $225. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount plus premiums less partial surrenders, then the Death Benefit for the Policy, not including any Agreements, will be the Face Amount plus premiums paid less partial surrenders.
Effect of Partial Surrenders on the Death Benefit
If you choose the Level Option, a partial surrender will reduce the Face Amount by an amount equal to the amount of the partial surrender. If you choose the Increasing or the Sum of Premiums Options, your Face Amount will not be affected by a partial surrender. Regardless of the Death Benefit option you choose, a partial surrender will reduce the Death Benefit by at least the amount of the partial surrender.
Effect of Chronic Illness Benefit Payment on the Death Benefit
When a chronic illness benefit payment is made under the Accelerated Death Benefit Agreement for Chronic Illness, the Death Benefit is reduced by the amount of the chronic illness benefit payment.
Choosing Death Benefit Options
You must choose one Death Benefit option on your Application. This is an important decision. The Death Benefit option you choose will have an impact on the dollar value of the Death Benefit, on your Accumulation Value, and on the amount of cost of insurance charges you pay. If you do not select a Death Benefit option on your Application, the Level Option will become the Death Benefit option for your Policy, by default.
You may find the Level Option more suitable for you if your goal is to increase your Accumulation Value through positive investment experience. Positive investment experience under the Level Option would result in a higher proportion of Accumulation Value to the Death Benefit, which may lower the total amount of fees and expenses we would charge. You may find the Increasing Option more suitable for you if your goal is to increase your total Death Benefit. Positive increases in the Accumulation Value would be reflected in your Death Benefit, which would result in a Death Benefit that equals your Initial Face Amount plus the Accumulation Value. You may find the Sum of Premiums Option more suitable for you if your goal is to receive a Death Benefit which includes premiums paid. Your Death Benefit would be equal to your Initial Face Amount plus the amount of premiums paid, less any premiums withdrawn in a partial surrender.
Changing the Death Benefit Option
After the first Policy Year, you may change your Death Benefit option once each Policy Year. We will notify you of the new Face Amount.
•	You must send your Written Request in Good Order to our Home Office.
•	The effective date of the change will be the monthly Policy Anniversary on or following the date we approve your request for a change in Good Order.
•	Changing your Death Benefit option may cause you to receive taxable income, may cause your Policy to become a modified endowment contract (MEC) or may have other unintended adverse federal tax consequences. See “Federal Tax Status.” You should consult a tax adviser before changing your Policy’s Death Benefit option.

Increasing/Decreasing the Face Amount
You may increase or decrease the Face Amount of the Policy. An increase or decrease in the Face Amount will affect your cost of insurance charge, your guideline premium or cash value accumulation tax calculation, and may have adverse federal tax consequences. You should consult a tax adviser before increasing or decreasing your Policy’s Face Amount.
If you have added the LTC Agreement to your Policy, decreasing the Face Amount of the Policy may lower the amount of long-term care benefit (LTC amount) available under the LTC Agreement. If the Policy’s Face Amount after the decrease is less than the LTC amount before the decrease in Face Amount, the LTC amount will be equal to the new decreased Face Amount.
If you have added the Accelerated Death Benefit for Chronic Illness Agreement to your Policy, decreasing the Face Amount of the Policy may lower the amount of chronic illness benefit (Chronic Illness Death Benefit Amount) available under the Agreement. If the Policy’s Face Amount after the decrease is less than the Chronic Illness Death Benefit Amount before the decrease in Face Amount, the Chronic Illness Death Benefit Amount will be equal to the new decreased Face Amount.
An increase in Face Amount will be treated as an additional layer of coverage with its own monthly Policy Issue Charge, surrender charge and surrender charge period.
Conditions for and impact of decreasing the Face Amount:
•	you must send your Written Request in Good Order to our Home Office;
•	decreases are only allowed if the most recent coverage layer has been in force for at least one year;
•	we require your requested decrease in Face Amount to be at least $5,000;
•	you may not decrease your Face Amount if it would disqualify your Policy as life insurance under the Code;
•	if the decrease in Face Amount would cause your Policy to be classified a modified endowment contract (MEC) under the Code, we will not allow the decrease in Face Amount, unless you specifically instruct us in writing that you intend for the Policy to be classified as a MEC; and
•	a decrease in Face Amount will take effect on the first monthly Policy Anniversary on or after we receive and approve your Written Request.
Conditions for and impact of increasing the Face Amount:
•	your request must be applied for on a supplemental Application and must include evidence of insurability satisfactory to us;
•	a requested increase in Face Amount requires our approval and will take effect on the first monthly Policy Anniversary on or after the day we approve your request;
•	increases are only allowed after the first Policy Year;
•	we require your requested increase in Face Amount to be at least $5,000;
•	each increase in Face Amount will have its own surrender charge that applies for 15 years after the date of the increase, unless you elect the Early Values Agreement; and
•	increases made under the Guaranteed Insurability Option, the Guaranteed Insurability Option for Business, the Business Continuation Agreement, or the Inflation Agreement will be processed according to the provisions of those Agreements and will not require evidence of insurability.

Settlement Options
There are several ways of receiving proceeds under the Death Benefit and surrender provisions of the Policy, other than in a lump sum. These are described under “Settlement Options” in your Policy and in the Statement of Additional Information.
Abandoned Property Requirements
Every state has unclaimed property laws which generally declare insurance policies to be abandoned after a period of inactivity of three to five years from the policy’s maturity date or date the Death Benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call us at 1-800-643-5728 between the hours of 8:00 a.m. and 5:00 p.m., Central time, to make such changes.
Policy Loans
While your Policy is in force, you may submit a request to our Home Office to borrow money from us using only your Policy as the security for the loan. You may obtain a Policy loan with a Written Request in Good Order by calling us at 1-800-643-5728 between the hours of 8:00 am and 5:00 pm, Central time, our regular business hours. If you call us, you will be asked for security purposes, for your personal identification and Policy number. Policy Owners may also submit their requests for policy loans to us by facsimile (FAX) transmission at (651) 665-6955. We normally pay the loan amount within seven days after we receive a proper loan request in Good Order. We may postpone payment of loans under certain conditions as described in the Statement of Additional Information. You may increase the risk that the Policy will terminate if you take a loan. A loan that is taken from, or secured by a Policy, may have adverse federal income tax consequences. See “Federal Tax Status.”
The maximum amount available for loans under your Policy is the Policy Accumulation Value less any applicable surrender charge and three (3) months of monthly charges. We determine this amount on the Valuation Date we receive your request for a loan at our Home Office. There is no minimum policy loan. When you take a loan, we will transfer an amount equal to the loan from your Guaranteed Interest Account Accumulation Value and separate Account Accumulation Value to the Loan Account, part of our General Account. Unless you instruct us otherwise, we will transfer Accumulation Value from the Guaranteed Interest Account and the Sub-Accounts of the Variable Account in which you are invested on a pro-rata basis. Pro-rata basis means the loan amount will be transferred proportionally from the Accumulation Value of each Account in which you have invested in relation to the total Accumulation Value of the Accounts. For example, if the Policy Owner has allocated 50% of the Accumulation Value to the Guaranteed Interest Account, 30% to Sub-Account No.1, and 20% to Sub-Account No. 2, we will transfer 50% of loan amount from the Guaranteed Interest Account, 30% of the loan amount from Sub-Account No. 1 and 20% of the loan amount from Sub-Account No. 2 to the Loan Account. We hold this amount as collateral for the loan in the Loan Account and such collateral will not be available for withdrawal.

Your Policy will remain in force so long as the Accumulation Value less the sum of the policy loan and any unpaid Policy Loan Interest is sufficient to cover the monthly charges when due. Otherwise, your Policy will terminate and there may be adverse tax consequences. See “Federal Tax Status.” To prevent your Policy from terminating, you will have to make a loan repayment. We will notify you 61 days in advance of the Termination of your Policy and the loan repayment required to keep it in force. The time for repayment will be within 61 days after our mailing of the notice.
Policy Loan Interest.     We will charge you interest on a policy loan at the annual rate of interest shown on the policy data pages of your Policy while your policy loan is outstanding. Currently, we charge an annual rate of interest of 4 percent. Policy Loan Interest becomes due and payable:
•	on a policy loan transaction;
•	on each Policy Anniversary;
•	on surrender or Termination of the Policy; or
•	on the date of the death of the insured.
If you do not pay the interest on your loan when due, your policy loan will be increased by the amount of the unpaid interest. Loan interest can be paid via check.
We also credit interest to amounts in the Loan Account at least equal to the interest rate shown on the policy data pages. Currently, we credit an annual rate of interest which is not less than your Policy Loan Interest rate minus 1 percent. However, if your Policy has been in force for ten years or more, we will credit your loan amount with an annual rate of interest equal to the policy loan rate minus .10 percent. On the date of each policy loan transaction and Policy Anniversary, we will allocate any accrued Loan Account interest on a pro-rata basis to the Guaranteed Interest Account and the Sub-Accounts of the Variable Account based on your Accumulation Value in each investment option. Pro-rata basis means interest will be credited proportionally to the Accumulation Value in each Account in relation to the total Accumulation Value of all Accounts. For example, if the Policy Owner has allocated 50% of the Accumulation Value to the Guaranteed Interest Account, 30% to Sub-Account No.1, and 20% to Sub-Account No. 2, we will allocate 50% of loan interest amount to the Guaranteed Interest Account, 30% of the loan interest amount to Sub-Account No. 1 and 20% of the loan interest amount to Sub-Account No. 2.
Policy Loan Repayments.     If your Policy is in force, you may repay your loan in part or in full at any time before the insured’s death. Your loan may also be repaid within 60 days after the date of the insured’s death, if we have not paid any of the benefits under the Policy. When we receive a payment from you, we will automatically treat that payment as premium unless you specify otherwise when the payment is made. Payments specified as loan repayments will not be subject to a premium charge.
When you repay a loan, we transfer the repayment amount from the Loan Account to your Guaranteed Interest Account Accumulation Value and your separate Account Accumulation Value. Unless you direct us otherwise, we will transfer the repayment amount on a pro-rata basis to the Guaranteed Interest Account and the Sub-Accounts of the Variable Account based on your Accumulation Value in each investment option on the Valuation Date we receive your loan repayment at our Home Office. Pro-rata basis means the repayment amount will be transferred proportionally to the Accumulation Value in each Account in which you are invested in relation to the total Accumulation Value of the Accounts. For example, if the Policy Owner has allocated 50% of the Accumulation Value to the Guaranteed Interest Account, 30% to Sub-Account No.1, and 20% to Sub-Account No. 2, we will transfer 50% of the loan repayment amount to the Guaranteed Interest Account, 30% of the loan repayment amount to Sub-Account No. 1 and 20% of loan repayment amount to Sub-Account No. 2. We reserve the right to restrict the amount of any loan repayment to the Guaranteed Interest Account.
A policy loan, whether or not it is repaid, will have a permanent effect on the Accumulation Value, and depending upon the Death Benefit option you have chosen, the Death Benefit. As long as a loan is outstanding the collateral for the loan in the Loan Account is not affected by the investment performance of Sub-Accounts and may not be credited with the rates of interest we credit Accumulation Value in the Guaranteed Interest Account.
Termination.     If the Accumulation Value less the sum of the Policy loan(s) and any unpaid Policy Loan Interest is insufficient to cover the monthly charges on a monthly Policy Anniversary, a 61-day Grace Period begins. We will send you a written notice on the day your Policy goes into the Grace Period and inform you of your options. Your Policy will remain in force during the Grace Period. You may pay premiums during this Grace Period to cover the insufficiency and continue your Policy in force beyond the Grace Period. In addition to a notice that your Policy has gone into the Grace Period, we will send you and any assignee of record, at the last known address, at least 31 days prior to the end of the Grace Period, a written notice indicating the due date and the payment required to keep your Policy in force.
The payment required to keep your Policy in force after the Grace Period commences is equal to three times the sum of all the monthly charges that were due at the beginning of the Grace Period, plus the premium charge that would apply. If the payment is not paid by the end of the Grace Period, your Policy will terminate without value. If the insured dies during the Grace Period, the death proceeds will be paid to the Beneficiary.
If the Policy terminates with an outstanding loan balance, the amount of that outstanding loan will be treated as a distribution, which could be taxable depending upon your investment in the Policy. This means that as a result of a Policy Termination, you could recognize taxable income without any distribution of Policy Accumulation Value in the form of cash that could be used to pay any income tax due. You should consult your tax advisor regarding the tax treatment of a Policy Termination with an outstanding loan balance. See “Federal Tax Status.”
Reinstatement.     At any time within three years from the date of Policy Termination while the insured is living, you may ask us to restore your Policy to an in-force status, unless you surrendered your Policy. We will require each of the following to reinstate your Policy:
1.	your Written Request in Good Order to reinstate the Policy;
2.	that you submit to us at our Home Office during the insured’s lifetime evidence satisfactory to us of the insured’s insurability so that we may have time to act on the evidence during the insured’s lifetime;
3.	a payment sufficient to cover all monthly charges and Policy Loan Interest due and unpaid during the Grace Period; and
4.	a premium sufficient to keep the Policy in force for three (3) months after the date of the reinstatement.
The effective date of reinstatement will be the first monthly Policy Anniversary on or following the date we approve your request for reinstatement. The Surrender Charge and Policy Issue Charge schedules that were in place at the end of the Grace Period will be effective at the reinstatement date. We will send you new Policy data pages when your Policy is reinstated. If you elected the Early Values Agreement at Policy issue, we will require that you reinstate that Agreement.

Reinstating your Policy may have adverse tax consequences. You should consult your tax advisor before you reinstate your Policy. See “Federal Tax Status.”
Surrender
You may request to surrender your Policy at any time while the insured is living and the Policy is in force. A surrender may have tax consequences. See “Federal Tax Status.”
The Surrender Value of the Policy is the Accumulation Value less any unpaid policy charges which we assess against Accumulation Value, less any policy loan, less any unpaid Policy Loan Interest and less any surrender charges. If you have elected the Early Values Agreement, the Surrender Value will not be reduced by Surrender Charges. We determine the Surrender Value as of the Valuation Date on which we receive your signed Written Request for surrender of the Policy at our Home Office. You may request that the Surrender Value be paid to you in cash or, alternatively, paid under a settlement option we offer. We may require that you return the Policy.
If you surrender your Policy during the first ten Policy Years or during the first ten years following an increase in Face Amount, we will assess a Surrender Charge, which may significantly reduce the Surrender Value. If you have elected the Early Values Agreement, the Surrender Value will not be reduced by the Surrender Charge. See “Policy Charges.” The amount you receive on surrender may be more or less than the total premiums you paid under the Policy. Once you surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated. A surrender may have tax consequences. See “Distributions Other Than Death Benefits from Modified Endowment Contracts” and “Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts.”
We will pay surrender or partial surrender proceeds as soon as possible, but not later than seven days after we receive your Written Request for surrender or partial surrender. However, if any portion of the Accumulation Value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the check has cleared and the funds have been collected.
Partial Surrender
While the insured is living and the Policy is in force, you may request a partial surrender of the Accumulation Value of your Policy by forwarding your request to our Home Office. The partial surrender must be at least $500. The maximum partial surrender we will allow is the Accumulation Value: (i) less any outstanding policy loan and accrued loan interest, (ii) less the amount of any Surrender Charge applicable at that time, and (iii) less three (3) months of monthly charges. For each partial surrender, we assess a Partial Surrender Transaction Charge of 2 percent of the amount of the partial surrender, up to $25.
You may tell us from which Sub-Accounts and the Guaranteed Interest Account to make a partial surrender. If there is insufficient value in any Sub-Account or the Guaranteed Interest Account you designate, we will not process the partial surrender until you designate other Sub-Accounts (or the Guaranteed Interest Account) that have sufficient value to complete the partial surrender. If you do not specify, the partial surrender will be deducted from your Accumulation Value in the Guaranteed Interest Account and the Sub-Accounts on a pro-rata basis. Pro-rata basis means Accumulation Value will be transferred proportionally from each Account you are invested in relation to the total Accumulation Value of the Accounts. For example, if the Policy Owner has allocated 50% of the Accumulation Value to the Guaranteed Interest Account, 30% to Sub-Account No.1, and 20% to Sub-Account No.2, we will surrender 50% of the partial surrender amount from Guaranteed Interest Account, 30% of the partial surrender amount from Sub-Account No.1 and 20% of the partial surrender amount from Sub-Account No.2. We will process the partial surrender at the Unit Values next determined after we receive your request at our Home Office. This means that if we receive your request for partial surrender prior to 3:00 p.m. Central time, we will process the request at the Unit Values determined as of that Valuation Date. If we receive your request for partial surrender at or after 3:00 p.m. Central time, we will process the request at the Unit Values determined as of 3:00 p.m. Central time on the following Valuation Date.
If a partial surrender would cause your Policy to be disqualified as life insurance under the Code, we will not process your request for partial surrender. In addition, unless you have instructed us otherwise in writing, if a partial surrender would cause your Policy to be classified as a modified endowment contract under the Code, we will not process your request for partial surrender. Under the Level Option Death Benefit, a partial surrender will cause a decrease in the Face Amount of the Policy equal to the amount of the partial surrender. For each Death Benefit option, a partial surrender will decrease the amount of the Death Benefit proceeds payable.
We reserve the right to defer the payment of surrender and partial surrender proceeds for up to six months from the date of your Written Request, if such proceeds would be paid exclusively from your Accumulation Value in the Guaranteed Interest Account. In that case, if we postpone payment for more than 31 days, we will pay you interest at 3 percent annual rate for the period during which payment is postponed.
If mandated under applicable law, we may block an Owner’s account and thereby refuse to pay any request for surrender or partial surrender until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and Owner’s account to government regulators.
Policy Charges
We assess certain charges against premiums and Accumulation Value under the Policy. The maximum and minimum charges and the charges for certain specified insureds are described in the “Fee Tables” section of this prospectus. The charges compensate us for: (1) services and benefits we provide; (2) costs and expenses we incur; and (3) risks we assume.
Services and Benefits We Provide:
•	the Death Benefit, cash, and loan benefits under the Policy;
•	investment options, including premium payment allocations;
•	administration of elective options; and
•	the distribution of reports to Owners.
Costs and Expenses We Incur:
•	costs associated with processing and underwriting Applications, and with issuing and administering the Policy (including any Agreements);
•	overhead and other expenses for providing services and benefits, and sales and marketing expenses, including compensation paid in connection with the sale of the Policies; and
•	other costs of doing business, such as collecting premium payments, maintaining records, processing claims, effecting transactions, and paying federal, state, and local premium and other taxes and fees.

Risks We Assume:
•	that the cost of insurance charges we may assess are insufficient to meet our actual claims because insureds die sooner than we estimate; and
•	that the costs of providing the services and benefits under the Policies exceed the charges we assess.
Premium Charge.     Prior to allocation of a premium payment, we assess a charge from each premium payment to compensate us for distribution and administrative expenses and certain taxes associated with our issuance and maintenance of the Policy. We credit the remaining amount (the Net Premium) to your Policy’s Accumulation Value according to your allocation instructions. The current Premium Charge is 4.0 percent of each premium and is guaranteed not to exceed 7.0 percent of each premium.
The premium charge includes premium taxes that we are required to pay to the state in which this Policy is issued, which may range from 0 percent to 2.5 percent.
Accumulation Value Charges.     We assess the following charges against your Accumulation Value: (1) a Monthly Policy Charge; (2) a Policy Issue Charge; (3) a Cost of Insurance Charge; (4) a Mortality and Expense Risk Charge; (5) a Cash Extra Charge; (6) certain transaction charges; (7) a Surrender Charge; and (8) charges for any Agreements you elect.
Some of the Accumulation Value charges depend on the “Risk Class” of the insured. The Risk Class of an insured is based upon the insured’s “Underwriting Class” and “Tobacco Class.”
The Underwriting Class of the insured represents the level of mortality risk that we assume. The Tobacco Class refers to the tobacco use habits of the insured.
1.	Monthly Policy Charge. The Monthly Policy Charge is currently $8 per month and is guaranteed not to exceed a monthly charge equal to $12.00, plus $0.0125 per $1,000 of Face Amount under the Policy. The Monthly Policy Charge compensates us for certain administrative expenses we bear, including those attributable to the records we create and maintain for your Policy.
2.	Policy Issue Charge. We assess a monthly Policy Issue Charge for the first ten years following issuance of the Policy and for the first ten years following any increase in Face Amount. The minimum guaranteed charge is $0.04 per $1,000 of Initial Face Amount or Face Amount increase and the maximum guaranteed charge is $0.53 per $1,000 of Initial Face Amount or Face Amount increase. The charge varies based upon the Age, gender and Risk Class of the insured. The Policy Issue Charge compensates us for our expenses of issuing, underwriting and distributing the Policy. The Policy Issue Charge for your Policy is shown on the policy data pages of the Policy.
3.	Cost of Insurance Charge. We assess a monthly Cost of Insurance Charge to compensate us for underwriting the Death Benefit. The minimum guaranteed monthly charge is $0.015 per $1,000 of Net Amount at Risk and the maximum guaranteed monthly charge is $83.33 per $1,000 of Net Amount at Risk. The charge depends on a number of variables (insured’s Age, gender, Risk Class, and Face Amount) that would cause it to vary from Policy to Policy and from monthly Policy Anniversary to monthly Policy Anniversary. We calculate the Cost of Insurance Charge separately for the Initial Face Amount and for any increase in Face Amount, each a coverage layer. If we approve an increase in your Policy’s Face Amount, a different Risk Class (and a different cost of insurance rate) may apply to the increase, based on the insured’s circumstances at the time of the increase in Face Amount.

The cost of insurance charge for a coverage layer is the Net Amount at Risk for the coverage layer multiplied by the applicable cost of insurance rate. The Net Amount at Risk varies with investment performance, the payment of premiums and the assessment of policy charges. The Net Amount at Risk is equal to the Death Benefit payable divided by the Net Amount at Risk divisor, as shown on the data pages of your Policy, minus the Accumulation Value of the Policy.
Cost of Insurance Rates. The actual monthly cost of insurance rates are based on our expectations as to future mortality and expense experience. The rates will never be greater than the maximum guaranteed cost of insurance rates for the Initial Face Amount shown on the policy data pages of your Policy. The maximum guaranteed cost of insurance rates for any increase in Face Amount will be shown on the policy data pages we send to you at the time of the increase in Face Amount. These guaranteed rates are based on the 2001 Commissioner’s Standard Ordinary Composite, Ultimate, Age Nearest Birthday, Sex-Distinct Mortality Tables (2001 Commissioner’s Standard Ordinary Composite, Ultimate, Age Nearest Birthday, Table B Mortality Tables, if we issue the Policy on a unisex basis) and the insured’s Age. We occasionally review the adequacy of our cost of insurance rates and may adjust those charges prospectively depending upon our expectations about our future mortality and expense experience, Accumulation Value allocation, lapse rates, Policy duration, taxes, investment earnings and profit considerations. Any change in the cost of insurance rates will apply to all persons of the same Age, Risk Class, and number of full years insurance has been in force.
In general the longer you own your Policy, the higher the cost of insurance rate will be as the insured grows older. Also our cost of insurance rates will generally be lower if the insured is a female than if a male, unless we issue the Policy on a unisex basis. Similarly, our current cost of insurance rates are generally lower for non-tobacco users than tobacco users, and for persons considered to be in excellent health. On the other hand, insureds who present particular health, occupational or non-work related risks may require higher cost of insurance rates under their Policies.
4.	Mortality and Expense Risk Charge. We assess a monthly Mortality and Expense Risk charge to compensate us for certain mortality and expense risks we assume. The mortality risk is that the insured will live for a shorter time than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy. This charge currently is equal to a monthly rate of 0.030 percent of the Accumulation Value less the Loan Account value of the Policy in Policy Years one through ten. Currently, we do not assess a charge after the tenth Policy Year. We reserve the right to increase this charge to a maximum rate of .075 percent of the Accumulation Value of the Policy.
If this charge does not cover our actual costs, we may absorb any such loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses.
5.	Cash Extra Charge. We may assess a monthly charge to compensate us for providing the Death Benefit under the Policy where the insured presents a heightened or increased level of mortality risk. The minimum guaranteed monthly charge is $0.00 and the maximum guaranteed monthly charge is $100.00 per $1,000 of Face Amount. An insured may present increased mortality risk because of an outstanding medical condition (e.g., cancer that is in remission), or occupation or activity engaged in by the insured (e.g., sky-diving). We will assess the Cash Extra Charge only for the period of time necessary to compensate us for the heightened mortality risk we would bear as a result of an insured’s outstanding medical condition, occupation or activity. The Cash Extra Charge, which is generally not applicable to most Policies, is uniquely determined for each insured and may vary based upon factors such as gender, Risk Class and Age. The charge is defined as a level cost per thousand dollars of Face Amount. If a Cash Extra Charge applies to your Policy, the amount of the charge will be shown on the policy data pages of the Policy.
6.	Transaction Charges. We may assess certain transaction charges if you elect to make a policy change, take a partial surrender, or transfer Accumulation Value among the Sub-Accounts and the Guaranteed Interest Account. We assess transaction charges from the Accumulation Value of your Policy.
a.	Policy Change Transaction Charge. We assess a Policy Change Transaction Charge to compensate us for expenses associated with processing a policy change such as an increase or decrease in Face Amount, a change in Death Benefit option or a change in your Risk Classification. Currently, the charge is $60 for each policy change. We guarantee the charge will not exceed $100.
b.	Partial Surrender Transaction Charge. For each partial surrender, we assess a processing fee of 2 percent of the amount surrendered, up to $25, from the remaining Accumulation Value. The fee compensates us for the administrative costs in generating the withdrawal payment and in making all calculations which may be required because of the partial surrender.
c.	Transfer Transaction Charge. The transfer transaction charge is guaranteed not to exceed $25. For purposes of assessing the charge, we consider all telephone, facsimile, written and/or online requests processed on the same day to be one transfer, regardless of the number of Sub-Accounts (or Guaranteed Interest Account) affected by the transfer(s). We currently do not assess a transfer transaction charge.
7.	Surrender Charge. If your Policy terminates or you fully surrender your Policy during the first ten Policy Years or within 10 years after any increase in Face Amount, we assess a surrender charge from your Accumulation Value and pay the remaining amount (less any unpaid policy charges, outstanding policy loan and accrued interest) to you. The payment you receive is called the Surrender Value.
The surrender charge equals 1.40 times the lesser of: (1) 60 times the Policy Issue Charge for the Initial Face Amount or the Face Amount increase as applicable, or (2) the sum of any remaining Policy Issue Charges for the Initial Face Amount or the Face Amount increase, as applicable, measured from policy Termination or full surrender to the end of the ten year surrender charge period. Increases in Face Amount have their own surrender charge penalty period. The Surrender Charge may be significant. You should carefully calculate these charges before you request a surrender or increase in Face Amount. Under some circumstances the level of Surrender Charges might result in no Surrender Value being available.
We assess the Surrender Charge to compensate us partially for the cost of administering, issuing, and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of Applications for insurance, processing of the Applications, establishing policy records, and policy issue. We do not expect Surrender Charges to cover all of these costs. To the extent that they do not, we will cover the short-fall from our General Account assets, which may include profits from the mortality and expense risk charge and cost of insurance charge.

If you have elected the Early Values Agreement, the Surrender Charge will be waived on your Policy. See “Early Values Agreement” under the “Other Policy Provisions” of this prospectus.
8.	Charges for Agreements. We assess the following monthly charges for supplemental insurance benefits that you may add to your Policy by Agreement:
Waiver of Premium — The minimum guaranteed monthly charge is $0.01 per $1,000 of Face Amount and the maximum guaranteed monthly charge is $0.51 per $1,000 of Face Amount.
Waiver of Charges — The minimum guaranteed monthly charge is $0.01 per $1,000 of Face Amount and the maximum guaranteed monthly charge is $0.38 per $1,000 of Face Amount.
Death Benefit Guarantee — The minimum guaranteed monthly charge is $0.02 per $1,000 of Net Amount at Risk and the maximum guaranteed monthly charge is $83.33 per $1,000 of Net Amount at Risk.
Term Insurance — The minimum guaranteed monthly charge is $0.015 per $1,000 of Net Amount at Risk and the maximum guaranteed monthly charge is $83.33 per $1,000 of Net Amount at Risk.
Family Term Insurance — Children — the guaranteed monthly charge is $0.40 per $1,000 of coverage.
Overloan Protection — The minimum guaranteed charge upon exercise of the Agreement is 7 percent of Policy Accumulation Value at exercise and the maximum guaranteed charge upon exercise of the Agreement is 7 percent of Policy Accumulation Value at exercise.
Interest Accumulation — The minimum guaranteed monthly charge is $0.015 per $1,000 of increased Net Amount at Risk provided by the Agreement and the maximum guaranteed monthly charge is $83.33 per $1,000 of increased Net Amount at Risk provided by the Agreement.
Early Values Agreement — The minimum guaranteed monthly charge is 0.01 percent of the Accumulation Value less any policy loan and the maximum guaranteed monthly charge is 0.05 percent of the Accumulation Value less any policy loan. For purposes of determining the charge for this Agreement, Policy Loan Interest that has accrued, but which has not been paid or added to the policy Loan Account, will be included as part of the policy loan being subtracted from the Accumulation Value.
Guaranteed Insurability Option — the minimum guaranteed monthly charge is $0.0292 per $1,000 of Agreement coverage and the maximum guaranteed monthly charge is $0.192 per $1,000 of Agreement coverage. The charge shown for the GIO is a monthly charge for the option to purchase, on the available option dates, the additional insurance coverage, which is also referred to as the additional coverage layers elected by the policy Owner when the GIO is purchased. The charge will apply from the date the GIO is added to the Policy until the date the GIO terminates, which generally occurs on the last specified option date (which is generally the Policy Anniversary nearest the insured’s fortieth birthday).
Long Term Care Agreement — the minimum guaranteed monthly charge is $0.014 per thousand of long term care Net Amount at Risk and the maximum guaranteed monthly charge is $3.619 per thousand of long term care Net Amount at Risk. The monthly charge for the Long Term Care Agreement is calculated by multiplying the monthly rate by the long term care Net Amount at Risk and dividing by one thousand. The long term care Net Amount at Risk is equal to the greater of i) zero or ii) an amount that is calculated monthly using the LTC amount chosen by you when you purchase the Agreement. Long term care Net Amount at Risk is calculated by subtracting a portion of the Accumulation Value from the LTC amount. The portion of Accumulation Value for this calculation is found by multiplying the Accumulation Value, as of the date we take the charge, by a fraction, the numerator of which is the LTC amount and the denominator is the Policy Face Amount. The charge for this Agreement compensates us for the expenses we assume in providing the Agreement coverage, which may include profits related to this Agreement.
The calculation of the charge for the Long Term Care Agreement is shown in the following example. If the Policy Face Amount is $1,000,000, the LTC amount is $500,000 and the Accumulation Value, as of the date we take the charge, is $100,000, the long term care Net Amount at Risk is $450,000, calculated as follows: LTC amount ($500,000) minus $50,000, which is the product of the Accumulation Value ($100,000) and the ratio of the LTC amount to the Policy face value ($500,000/$1,000,000) or, $100,000 x .50 = $50,000. Using the current monthly rate of $0.11 per $1,000 of long term care Net Amount at Risk (for a 55 year old male in the Preferred Select Non-Tobacco Risk Class), the monthly charge would be $450,000 multiplied by $0.11 and divided by $1,000 or $49.50 ($450,000 x .11/$1,000= $49,500/$1,000=$49.50).
Inflation Agreement — the minimum monthly charge is $0.50 and the maximum guaranteed monthly charge is $5.00. The charge shown for the Inflation Agreement is a monthly charge for the ability to purchase additional insurance every three years based upon changes in the Consumer Price Index. The charge will apply from the date the Inflation Agreement is added to the policy until the date the Inflation Agreement terminates. The Inflation Agreement charge is the same for all genders, Risk Classes, and Ages.
The Monthly Policy Charge, Policy Issue Charge, Cost of Insurance Charge, Mortality and Expense Risk Charge, Cash Extra Charge, and charges for Agreements, if any, are assessed in advance on the Policy Date and at every monthly Policy Anniversary.
Charges will be assessed against the Accumulation Value in the Guaranteed Interest Account and the Sub-Accounts on a pro-rata basis. Pro-rata basis means charges will be assessed proportionally from the Accumulation Value of the Accounts in which you are invested in relation to the total Accumulation Value of the Accounts. For example, if the Policy Owner has allocated 50% of the Accumulation Value to the Guaranteed Interest Account, 30% to Sub-Account No.1, and 20% to Sub-Account No. 2, we will take 50% of the charges from the Guaranteed Interest Account, 30% of the charges from Sub-Account No. 1 and 20% of the charges from Sub-Account No. 2. If there is insufficient Accumulation Value in the Guaranteed Interest Account and the Sub-Accounts, then we will assess charges against the Loan Account to the extent Accumulation Value in the Loan Account exceeds the amount of outstanding policy loans. However, if you instruct us in writing, we will assess the monthly policy charges against the Guaranteed Interest Account or any of the Sub-Accounts that you specify.
Business Continuation Agreement (BCA) — the minimum guaranteed month charge is $0.0083 per $1,000 if Agreement coverage and the maximum monthly charge per designated life is $0.328 per $1,000 of Agreement coverage. The charge shown for the BCA is a monthly charge for the option to purchase, at the death of a designated life, additional insurance coverage, which is also referred to as an additional coverage layer.

Guaranteed Insurability Option for Business (GIOB) — the minimum guaranteed monthly charge is $0.065 per $1,000 of Agreement coverage and the maximum guaranteed monthly charge is $0.602 per $1,000 of Agreement coverage. The charge shown for the GIOB is a monthly charge for the option to purchase, on available Option Dates, additional insurance coverage, which is also referred to as additional coverage layers.
Accelerated Death Benefit for Chronic Illness Agreement— the minimum guaranteed monthly charge is $0.014 per thousand of chronic illness Net Amount at Risk and the maximum guaranteed monthly charge is $3.619 per thousand of chronic illness Net Amount at Risk. The monthly charge for the Accelerated Death Benefit for Chronic Illness Agreement is calculated by multiplying the monthly rate by the chronic illness Net Amount at Risk and dividing by one thousand. The chronic illness Net Amount at Risk is equal to the greater of i) zero or ii) an amount that is calculated monthly using the Chronic Illness Death Benefit Amount chosen by you when you purchase the Agreement. Chronic illness Net Amount at Risk is calculated by subtracting a portion of the Accumulation Value from the Chronic Illness Death Benefit Amount. The portion of Accumulation Value for this calculation is found by multiplying the Accumulation Value, as of the date we take the charge, by a fraction, the numerator of which is the Chronic Illness Death Benefit Amount and the denominator is the Policy Face Amount. The charge for this Agreement compensates us for the expenses we assume in providing the Agreement coverage, which may include profits related to this Agreement.
The calculation of the charge for the Accelerated Death Benefit for Chronic Illness Agreement is shown in the following example. If the Policy Face Amount is $1,000,000, the Chronic Illness Death Benefit Amount is $500,000 and the Accumulation Value, as of the date we take the charge, is $100,000, the chronic illness Net Amount at Risk is $450,000, calculated as follows: Chronic Illness Death Benefit Amount ($500,000) minus $50,000, which is the product of the Accumulation Value ($100,000) and the ratio of the Chronic Illness Death Benefit Amount to the Policy face value ($500,000/$1,000,000) or, $100,000 x .50 = $50,000. Using the current monthly rate of $0.11 per $1,000 of chronic illness Net Amount at Risk (for a 55 year old male in the Preferred Select Non-Tobacco Risk Class), the monthly charge would be $450,000 multiplied by $0.11 and divided by $1,000 or $49.50 ($450,000 x .11/$1,000 = $49,500/$1,000 = $49.50).
Portfolio Expenses.     The value of the net assets of each Sub-Account reflects the management fees and other expenses incurred by the corresponding Portfolio in which the Sub-Account invests. For further information, consult the Portfolios’ prospectuses and the Annual Portfolio Operating Expenses table included in the “Fee Tables” section of this prospectus.
Other Policy Provisions
Deferral of Payment.     Normally, we will pay any proceeds under the Policy within seven days after our receipt of all the documents required for such payment. Other than the death proceeds, which are determined as of the date of death of the insured, we will determine the amount of payment as of the end of the Valuation Date on which we receive the request in Good Order at our Home Office.
We reserve the right to defer the payment of proceeds under the Policy, including Policy loans, for up to six months from the date of your request, if such payment would be taken from your Accumulation Value in the Guaranteed Interest Account . In that case, if we postpone payment, other than a Policy loan payment, for more than 31 days, we will pay you interest at 3 percent annual rate for the period beyond 31 days that payment has been postponed. We reserve the right to defer the payment of surrender, partial surrender, loan and Death Benefit proceeds from the Sub-Accounts and process transfers for the following: (a) any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); (b) when the SEC has determined that a state of emergency exists which may make such payment impractical; or (c) the SEC, by order, permits deferral for the protection of Policy Owners.
If mandated under applicable law, we may block an Owner’s account and thereby refuse to pay any request for surrender, partial surrender, transfer, loans or Death Benefit proceeds until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and the Owner’s account to government regulators.
Beneficiary.     When we receive proof satisfactory to us of the insured’s death, we will pay the death proceeds of a Policy to the Beneficiary or Beneficiaries named in the Application for the Policy unless the Owner has changed the Beneficiary. In that event, we will pay the death proceeds to the Beneficiary named in the last change of Beneficiary request.
If a Beneficiary dies before the insured, that Beneficiary’s interest in the Policy ends with that Beneficiary’s death. Only Beneficiaries who survive the insured will be eligible to share in the death proceeds. If no Beneficiary survives the insured, we will pay the death proceeds of this Policy to the Owner, if living, otherwise to the Owner’s estate, or, if the Owner is a corporation, to it or its successor.
You may change the Beneficiary designated to receive the proceeds. If you have reserved the right to change the Beneficiary, you can file a Written Request with us to change the Beneficiary. If you have not reserved the right to change the Beneficiary, we will require the written consent of the irrevocable Beneficiary.
Your Written Request to change the Beneficiary will not be effective until it is recorded at our Home Office. After it has been so recorded, it will take effect as of the date you signed the request. However, if the insured dies before the request has been so recorded, the request will not be effective as to any Death Benefit proceeds we have paid before your request was recorded in our Home Office records.
Supplemental Agreements
The following Agreements offering supplemental benefits are available under the Policy. Some of the Agreements are subject to our underwriting approval. Your agent can help you determine whether certain of the Agreements are suitable for you. These Agreements may not be available in all states. Please contact us for further details.
Waiver of Premium Agreement.     The Waiver of Premium Agreement provides that in the event of the insured’s total and permanent disability (as defined in the Agreement), we will credit the specified premium payment identified in the Policy to the Policy each month while the insured is disabled, subject to the conditions set forth in the Agreement. This Agreement is subject to underwriting approval. This Agreement is not available if the Waiver of Charges Agreement is elected. We assess a separate monthly charge for this Agreement.
Waiver of Charges Agreement.     The Agreement provides that in the event of the insured’s total and permanent disability (as defined in the Agreement), we will waive the monthly charges under the Policy each month while the insured is disabled, subject to the conditions set forth in the Agreement. This Agreement is subject to underwriting approval. This Agreement is not available if the Waiver of Premium Agreement is elected. We assess a separate monthly charge for this Agreement.

Family Term Agreement — Children. The Family Term Agreement — Children provides fixed level term insurance on each of the insured’s children (as defined in the Agreement) up to the first anniversary of the Agreement on or following the child’s 25th birthday, subject to the conditions set forth in the Agreement. This Agreement is subject to underwriting approval. We assess a separate monthly charge for this Agreement.
Accelerated Death Benefit for Terminal Illness Agreement.     The Accelerated Death Benefit for Terminal Illness Agreement allows you to receive a significant portion of your Policy’s Death Benefit, if the insured develops a terminal condition due to sickness or injury (as defined in the Agreement). This Agreement is available without underwriting approval. There is no separate charge for the Agreement.
Death Benefit Guarantee Agreement.     The DBGA provides that the Policy will remain in force even if the Accumulation Value is not sufficient to cover monthly charges when due, as long as the DBGA Value (as defined in the Agreement) less any outstanding Policy loans is greater than zero. For example, if a Policy’s has an Accumulation Value of $25,000 and an outstanding loan of $25,000, it will not have sufficient Accumulation Value from which we can subtract policy charges. If the DBGA Value exceeds $25,000, the Policy will not terminate at that time because the DBGA Value less the Policy loan is positive. This Agreement is available without underwriting approval but may not be added after issue. The Death Benefit Guarantee value is an amount we calculate using the actual premium payments made and assuming a 4.25 percent interest rate is applied to those payments. We also assume certain expense and cost of insurance charges are deducted from the DBGA Value we calculate. Those expense and cost of insurance charges are similar to those that are deducted to calculate the Policy’s actual Accumulation Value. The DBGA Value will vary based on the insured’s Issue Age, Underwriting Class and the amount and timing of premium payments. The DBGA Value is not a value you may take a loan against or access by taking a withdrawal. A partial surrender of Policy Accumulation Value will reduce the DBGA Value by the greater of i) the amount of the partial surrender or ii) the DBGA Value (before the partial surrender) multiplied by a fraction, the numerator of which is the amount of the partial surrender and the denominator of which is the Accumulation Value (before the partial surrender). The DBGA Value is used solely to determine whether or not the Policy terminates when the Accumulation Value falls to zero. We will provide the Policy Owner with the amount of the DBGA Value upon request. We assess a separate monthly charge for this Agreement. If your Policy is issued with this Agreement, you must allocate your premiums to the Guaranteed Interest Account or any of the Ivy VIP Pathfinder Portfolios . Your allocation of premium may be made in any combination among those accounts. Subsequent transfers may only be made among the Guaranteed Interest Account Ivy VIP Pathfinder Portfolios and will be subject to our policies regarding transfers among the Sub-Accounts. See “Transfers.”
You will be required to terminate this Agreement prior to allocating premium payments to or making a transfer to a Sub-Account other than the Ivy VIP Pathfinder Portfolios or the Guaranteed Interest Account. We will not return any charges previously taken for the Death Benefit Guarantee Agreement upon its Termination.
For Policies issued after August 19, 2013, where the DBG Agreement is added, we will not accept any premium at issue or for any subsequent Policy Year that exceeds the annual premium limit for the DBG Agreement. You can obtain the amount of your DBG Agreement annual premium limit by requesting a personalized Policy illustration. We also identify the DBGA annual premium limit in the policy data pages. We believe the DBG annual premium limit will approximate five times the target premium shown on your Policy illustration, however it may vary depending upon the insured’s characteristics, including gender, Risk Class, Age and Death Benefit option chosen. The DBG Agreement annual premium limit also applies where we receive cash value from another policy in an exchange under Section 1035 or otherwise. We will waive the annual premium limit for the DBG Agreement only to the extent that premium in excess of the annual premium limit is necessary to prevent the Policy from terminating prior to the next Policy Anniversary.
Term Insurance Agreement.     The Term Insurance Agreement is subject to underwriting approval and provides additional level term insurance coverage on the life of the insured. We assess a separate monthly charge for this Agreement.
Overloan Protection Agreement.     The Overloan Protection Agreement provides that the Policy will not terminate because of a Policy loan even where the Accumulation Value of the Policy is insufficient to cover Policy charges. The Policy Owner must elect to use the guideline premium test and cannot have elected to use the Accelerated Benefit for Terminal Illness Agreement, or waived charges or premiums under either the Waiver of Premium Agreement or the Waiver of Charges Agreement. Once exercised, the Death Benefit payable under the Policy will be the minimum Death Benefit payable as permitted under the Code at the time the Overloan Protection Agreement was exercised. The Agreement may be exercised on non-modified endowment contracts after the Policy has been in force for at least 15 years and the insured is over 75 years of Age. Once elected, this Agreement will remain in force until the Policy is surrendered or until the insured’s death and will reduce the Policy Death Benefit by the amount of the Loan Account. We assess a one-time charge when the Agreement is exercised.
The tax treatment of the Overloan Protection Agreement is uncertain and it is not clear whether the Overloan Protection Agreement will be effective to prevent taxation of any outstanding loan balance as a distribution in those situations where Overloan Protection takes effect. Anyone contemplating exercise of the Policy’s Overloan Protection Agreement should consult a tax advisor.
Interest Accumulation Agreement.     The Interest Accumulation Agreement (“IAA”) provides additional Death Benefit for Policy Owners that have elected the Sum of Premiums Death Benefit option and is intended to approximate the effect interest would have on the aggregate premiums applied to the Policy. Once exercised, this Agreement will provide additional Death Benefit equal to the Interest Accumulation Agreement increase factor chosen by the Policy Owner times the difference between the total Death Benefit and the Face Amount of the Policy. The Policy Owner may choose an Interest Accumulation Agreement increase factor from a specified range between 0 percent and 12 percent. This Agreement is subject to underwriting approval. The additional Death Benefit provided under this Agreement will be subject to monthly cost of insurance charges.
The following example assumes a Policy Face Amount of $1,000,000, an annual premium payment of $10,000, an election of the Sum of Premiums Death Benefit option and an IAA increase factor of 6 percent. At the first Policy Anniversary, the Policy Death Benefit is $1,010,000 ($1,000,000 + $10,000) and the Death Benefit will be increased by an amount equal to the difference between the Death Benefit ($1,010,000) and the Face Amount of the Policy ($1,000,000), multiplied by the IAA increase percentage (6 percent), or $600 (($1,010,000 - $1,000,000) x ..06). Consequently, the Death Benefit after the IAA increase is applied will be $1,010,600 ($1,000,000 + $10,000 +$600).
Early Values Agreement.     The Early Values Agreement (“EVA”) waives the Surrender Charges that would ordinarily apply to your Policy. Electing this Agreement results in higher cash Surrender Values in the early years of Policy Ownership. If you elect this Agreement, the Accumulation Value will be slightly lower than if this Agreement is not elected because of the charge for the Agreement. The minimum monthly charge for this Agreement is 0.01 percent of the Accumulation Value less any Policy loan and the maximum monthly charge is 0.05 percent of Accumulation Value less any Policy loan. For purposes of determining the charge for this Agreement, Policy Loan Interest that has accrued, but which has not been paid or added to the Policy Loan Account, will be included as part of the Policy loan being subtracted from the Accumulation Value. This Agreement may not be terminated once it is elected. If the Policy is terminated and later reinstated, the EVA must be added at reinstatement. You should only purchase this Agreement if higher cash Surrender Values in the early years of this Policy are important to you and you are willing to accept lower Policy Accumulation Values.
Guaranteed Insurability Option.     The Guaranteed Insurability Option (“GIO”) is subject to underwriting approval and guarantees you the ability to purchase additional amounts of insurance coverage, which is also referred to as additional coverage layers, on the insured’s life on specified option dates without additional underwriting. The minimum amount of additional coverage layer available is $10,000 and the maximum amount of additional coverage layer available is the lesser of $100,000 or the Face Amount of the base Policy on which the GIO is added. At the time the GIO is purchased, the Owner specifies the maximum amount of insurance coverage or additional coverage layer that may be added to the Policy on each specified option date. The GIO is only available for insureds between the Ages of zero and forty. The charge shown for the GIO is a monthly charge and will apply from the time the GIO is added to the Policy until the date the GIO terminates, which generally occurs on the last specified option date (which is generally the Policy Anniversary nearest the insured’s fortieth birthday). The charge for the GIO will not be affected by the purchase of an additional coverage layer on a specified option date.
The GIO guarantees that the Owner will be able to purchase an additional coverage layer on the specified option dates, which occur on the Policy Anniversary nearest to the insured’s birthday at Ages 22, 25, 28, 31, 34, 37 and 40. You will also be able to purchase an additional coverage layer in the event the insured marries or enters into a legal partnership, experiences the birth of a child or the legal adoption of a child, each known as an alternative option date. If the Owner exercises the GIO on an alternative option date, the next available specified option date will no longer be available. For example, if the insured marries at Age 26, the Owner may purchase an additional coverage layer effective as of the date of the marriage. Since there is no specified option date at Age 26, the next specified option date available at Age 28 will no longer be available. All of the remaining specified option dates (at Ages 31, 34, 37 and 40) will continue to be available. On each available specified or alternative option date, the Owner will be able to purchase an additional coverage layer up to the maximum amount elected under the GIO.
The cost of insurance charge for any additional coverage layer will be calculated using the insured’s Age and the most recent underwritten Risk Class for the Policy at the time the GIO is exercised. The additional cost of insurance charges for any additional coverage layer will be deducted monthly from the Policy’s Accumulation Value. There is no requirement to pay additional premium when adding an additional coverage layer under the GIO. However, adding additional coverage layers will increase the cost of insurance charges under the Policy and it may be necessary to pay additional premium to cover those increased cost of insurance charges. The cost of insurance charge for each new coverage layer is separate from and in addition to the charge you pay for purchasing the GIO. The policy change transaction charge and a new surrender charge and surrender charge period will apply to each new additional coverage layer. The addition of an additional coverage layer under the Policy will not result in any other charges.
The GIO and the monthly charge deducted for the GIO will terminate when the GIO terminates at the Policy Anniversary nearest the insured’s fortieth birthday, which will correspond with the last specified option date under the GIO. The GIO and the monthly charge deducted for the GIO may terminate earlier than the Policy Anniversary nearest the insured’s fortieth birthday if an alternative option date occurs after the insured’s thirty-seventh birthday and before the Policy Anniversary nearest the insured’s fortieth birthday and you elect to add an additional coverage layer on that alternative option date. The additional coverage layers purchased prior to Termination of the GIO will continue after the

Termination of the GIO, unless such additional coverage layer is subsequently reduced or eliminated at the request of the Owner, subject to any surrender charges. You should purchase the GIO if you believe that future changes in the insured’s life (e.g., marriage, children) will result in your need for additional Death Benefit and you are concerned about the insured’s ability to qualify for additional insurance coverage because of health or lifestyle concerns. If you purchase the GIO and do not exercise the right to purchase additional insurance coverage or Face Amounts on the exercise date, you will still pay a charge for the GIO.
Long-Term Care (“LTC”) Agreement.     The LTC Agreement allows you to accelerate Death Benefits by receiving monthly benefit payments upon the insured meeting certain eligibility requirements. We will pay you a monthly benefit to assist with the expenses associated with the insured’s nursing home care or home health care. To be eligible for benefits under this Agreement, the insured must be certified by a licensed health care practitioner to be: (1) cognitively impaired or (2) unable to do at least 2 of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair). In addition, you must submit to us a plan for qualified long-term care services that is written by a licensed health care practitioner and which is based upon an assessment that the insured requires long term care services. Finally, the insured must also meet a 90-day waiting period, referred to as an elimination period, in which the insured is receiving long term care services. The elimination period can be satisfied by any combination of days of long term care facility stay or days of home health care, as those terms are defined in the Policy. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while this Agreement is in effect.
The benefit payments made under this Agreement may not cover all of the Insured’s long-term care costs. The long term care benefits paid under this Agreement are intended to be “qualified long-term care insurance” under federal tax law, and may not be taxable to the Policy Owner. See “Tax Treatment of Policy Benefits.” You should consult your tax advisor about the tax impact of purchasing this Agreement.
This Agreement will be subject to the incontestability provisions of the Policy, which are described in your Policy and in the Statement of Additional Information. See “Statement of Additional Information.”
You will select the maximum amount of long term care benefit (LTC amount) that you want when you purchase this Agreement. The LTC amount cannot be less than one hundred thousand dollars and cannot exceed the lesser of (i) the Policy Face Amount or (ii) five million dollars. You may also select either a two (2%) or four (4%) percent monthly benefit percentage that will be used to calculate your monthly benefit payment.
If you decrease the Face Amount of the Policy, we may lower the amount of long term care benefit (LTC amount) available under the Agreement. If the Policy’s Face Amount after the decrease is less than the LTC amount before the face decrease, the LTC amount will be equal to the new decreased Face Amount. If you request a partial surrender of your Accumulation Value, the LTC amount is set equal to the LTC amount that was in effect immediately prior to the partial surrender, multiplied by the ratio of the Death Benefit of the policy (without regard to any policy loan) after the partial surrender to the Death Benefit of the policy (without regard to any policy loan) immediately prior to the partial surrender. For example, if the Policy Death Benefit is $1,000,000 and the LTC amount is $500,000, a partial surrender of $100,000 would reduce the LTC amount to $450,000, which is calculated as follows: LTC amount before ($500,000) multiplied by the ratio of the Death Benefit after ($900,000) to the Death Benefit before ($1,000,000) or $500,000 x $900,000/$1,000,000 = $500,000 x .90 = $450,000.

The monthly charge for the LTC Agreement will be affected by changes in the long term care Net Amount at Risk. A decrease in the Policy Face Amount will change the long term care Net Amount at Risk even if the LTC amount does not change because the proportion of the Accumulation Value used to reduce the LTC amount to calculate long term care Net Amount at Risk will change. For example, if the Policy Face Amount is $1,000,000, the LTC amount is $500,000 and the Accumulation Value on the date of the Policy Face Amount reduction is $100,000, the long term care Net Amount at Risk is $450,000, calculated as follows: LTC amount ($500,000) minus $50,000, which is the product of the Accumulation Value ($100,000) and the ratio of the LTC amount to the Policy face value ($500,000/$1,000,000) or, $100,000 x .50 = $50,000. If the Policy face value is reduced to $750,000, the new long term care Net Amount at Risk will be $433,333, calculated as follows: LTC amount ($500,000) minus $66,667, which is the product of the Accumulation Value ($100,000) and the ratio of the LTC amount to the Policy face value ($500,000/$750,000), or $100,000 x .66667 = $66,667. The long term care Net Amount at Risk will not be impacted upon a partial surrender of the Accumulation Value.
When you submit a request for benefits under this Agreement, we will determine the amount of your benefit as a monthly amount. In order to begin receiving monthly benefits after the insured is determined to be eligible, you will need to submit evidence that the insured is continuing to incur monthly long term care costs. We may require you to complete any benefit forms on a monthly basis. Payments will generally be paid within fifteen days of when we receive proof that monthly long term care services have been provided.
The maximum monthly benefit will be the lesser of:
1.	The monthly benefit percentage you chose times the LTC amount in effect; or
2.	The per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month.
You may request to receive a monthly benefit less than the maximum we determine. Choosing a lesser amount could extend the length of the benefit period. If you request less than the maximum benefit, you may request that benefit amount be changed, however, we will never pay more than the maximum monthly benefit allowed under the Internal Revenue Code. We will continue to make benefit payments to you until: 100% of the LTC amount has been paid, the Insured is no longer eligible for the benefit, the Policy is surrendered, the Policy terminates when the Policy loan plus the unpaid Policy Loan Interest exceed the Accumulation Value, we receive a request to cancel this Agreement or the Insured dies.
In order to continue receiving benefits, you must submit to us, on a monthly basis, evidence that the insured is receiving long term care services. This evidence generally includes invoices for long term care services the insured receives. We may also require, no more than annually, a recertification by a licensed health care practitioner, that the insured is either (1) cognitively impaired or (2) unable to do at least 2 of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair).
If you do not send us evidence that the insured is receiving long term care services on a monthly basis, we will not send you the monthly benefit. If you do not submit evidence that the insured is receiving long term care services for period of three consecutive months, you must request to reinstate monthly benefits by submitting additional information to us that the insured continues to be eligible for benefits under this Agreement. We will require i) recertification by a licensed health care practitioner that the insured is either (1) cognitively impaired or (2) unable to do at least 2 of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair), ii) resubmission of a plan for qualified long-term care services that is written by a licensed health care practitioner and which is based upon an assessment that the insured requires long term care services and iii) evidence that the insured is continuing to incur monthly long term care costs.
Your request for a monthly benefit under this Agreement will include an instruction from you to transfer all Accumulation Value you have allocated to the Sub-Accounts to the Guaranteed Interest Account. You will not be allowed to transfer amounts into the Account when benefits payments are being made under this Agreement.
Although the allocation of your Accumulation Value in the Sub-Accounts to the Guaranteed Interest Account may have the effect of mitigating declines in your Policy Accumulation Value in the event of a significant decline in equity market valuations, doing so will also generally result in your Policy Accumulation Value increasing to a lesser degree than the equity markets when the value of equity investments rise. This may deprive you of the benefits of increases in equity market values under your Policy.
We will waive the LTC Agreement charges while benefits are being paid under the Agreement. However, other Policy charges will continue to be assessed against the Accumulation Value. If your Accumulation Value goes to zero while long term care benefits are being paid under this Agreement, we will waive any additional Policy charges. While receiving LTC Agreement benefits, you may not increase the Policy Death Benefit; request a Policy loan, or partial surrenders from the Policy. You may request to decrease the Death Benefit or request a partial surrender to make a Policy loan payment. A request for benefits under the Accelerated Death Benefit for Terminal Illness Agreement may also reduce the amount of benefits you may receive under the LTC Agreement.
When we make a monthly benefit payment under this Agreement, we will reduce the amount of the Death Benefit by the monthly payment. We will waive the Policy Transaction Charge for the Death Benefit change made as a result of a benefit payment under this Agreement. We will also reduce the Accumulation Value in proportion to the reduction in the Death Benefit. The Accumulation Value following an LTC benefit payment will equal the Accumulation Value immediately prior to the LTC benefit payment multiplied by a factor. This factor will equal the policy Death Benefit (without regards to loan) following the payment of an LTC benefit divided by the policy Death Benefit (without regards to loan) immediately prior to the LTC benefit payment. If the Policy has the Death Benefit Guaranty (DBG) Agreement on it, we will also make a proportionate reduction in the DBG value for payment of a monthly benefit. The DBG value following an LTC benefit payment will equal the DBG value immediately prior to the LTC benefit payment multiplied by a factor. This factor will equal the policy Death Benefit (without regards to loan) following the payment of an LTC benefit divided by the policy Death Benefit (without regards to loan) immediately prior to the LTC benefit payment. If the Policy has an outstanding loan, a proportionate amount of the loan will be repaid with the monthly benefit, which will reduce the amount you receive.
This Agreement will terminate when i) we have paid the maximum LTC amount, ii) the insured is no longer eligible for long term care benefits, iii) the Policy terminates due to the loan balance exceeding the Accumulation Value, iv) the Policy terminates due to the death of the Insured, v) the Policy terminates upon a complete surrender of the Policy, vi) you terminate the Agreement by Written Request to our Home Office, vii) or your Policy otherwise terminates because a partial surrender or other reduction in Accumulation Value leaves the Policy with insufficient amounts to cover Policy charges on the next monthly Policy Anniversary. See “Termination” and “Partial Surrender”.

Inflation Agreement.     The Inflation Agreement provides you the ability to increase your Face Amount of insurance without underwriting every three years based upon increases in the cost of living (the “Cost of Living”) as measured by changes in the U.S. Department of Labor Consumer Price Index (“CPI”). On the third anniversary of the issue date of this Agreement, we will calculate a Cost of Living increase and automatically increase the face value of your Policy. We will calculate a Cost of Living Increase on every third Agreement anniversary until the insured reaches the Age of sixty. You may refuse to accept a Cost of Living increase; however, if you do so and the insured is over the Age of twenty-one, no further Cost of Living increases may be made. If the insured is under the Age of twenty-one at the time you refuse a Cost of Living increase, no additional Cost of Living increase offers will be made until after the insured turns Age twenty-one.
The amount of the Cost of Living increase will be the lesser of (1) the Policy Face Amount multiplied by two times the increase in the CPI during the previous three years or (2) $100,000. The increase in the CPI is calculated by dividing the CPI on the date five months before the date of the Cost of Living increase by the CPI on the date forty-one months before the Cost of Living increase and subtracting one from that number.
The Inflation Agreement is only available for insureds under the Age of sixty, subject to underwriting approval. The charge shown for the Inflation Agreement is a monthly charge and will apply from the time the Inflation Agreement is added to the Policy until the date the Inflation Agreement terminates. The charge for the Inflation Agreement will not be affected by the purchase of additional insurance.
The cost of insurance charge for any additional insurance will be calculated using the insured’s Age and the most recent underwritten Risk Class for the Policy at the time the cost of living increase is accepted. The cost of insurance charges for any additional insurance will be deducted monthly from the Policy’s Accumulation Value. There is no requirement to pay additional premium when adding additional insurance under the Inflation Agreement. However, accepting the additional insurance increases the cost of insurance charge under the Policy and it may be necessary to pay additional premium to cover the increased cost of insurance charge. The cost of insurance charge for the additional insurance is separate from and in addition to the charge you pay for purchasing the Inflation Agreement.
The Inflation Agreement and the monthly charge deducted for the Inflation Agreement will terminate when the Inflation Agreement terminates. Additional insurance purchased under this Agreement will remain in force until: the Policy Face Amount is reduced or eliminated at the request of the Owner, the Policy terminates or the insured dies.
The Inflation Agreement will terminate on the earliest of: 1) the Policy Anniversary nearest to the insured’s 59th birthday, 2) the date this Policy is terminated or surrendered, 3) the date we receive your Written Request in Good Order to terminate the Agreement, 4) the date you refuse a Cost of Living increase when the insured is over the Age of twenty-one and 5) the insured’s date of death.
You should purchase the Inflation Agreement if you believe that the Policy Face Amount needs to keep pace with increases in cost of living as measured by the CPI and you are concerned about the insured’s ability to qualify for additional insurance coverage because of health or lifestyle concerns. If you purchase the Inflation Agreement and do not accept the additional insurance coverage or Face Amounts when offered, you will still pay a charge for the Inflation Agreement.
Increasing your Face Amount of insurance may have adverse tax consequences. If you elect the Inflation Agreement, you should consult a tax advisor before increasing your Face Amount of insurance.

Business Continuation Agreement.     The BCA guarantees you the right to increase the Face Amount of this Policy, referred to as a new coverage layer, without evidence of insurability, at the death of a designated life.
You should purchase the BCA if you believe that the future death of a designated life will result in your need for additional Death Benefit and you are concerned about the insured’s ability to qualify for additional insurance coverage because of health or lifestyle concerns. If you purchase the BCA and do not exercise the right to purchase additional coverage layers during an Option Period, you will still pay a charge for the BCA.
The applicant will name the person or persons who will serve as the designated life in the Application for this Agreement. There may be as many as five designated lives and the person or persons named as designated lives must also be underwritten and approved for a separate life insurance policy at the time of your Application. A designated life may not be changed after the Policy is issued.
The minimum amount of additional coverage layer available for each designated life is $5,000 and the maximum amount of additional coverage layer available is the lesser of $10,000,000 or two times the Face Amount of the base Policy on which the BCA is added. At the time the BCA is purchased, the Policy Owner will specify the amount of additional coverage layer that will be available upon the death of the designated life. In addition, at the time the BCA is issued, both the insured and each designated life will be required to provide us evidence of insurability satisfactory to us.
The amount of the coverage layer for each designated life will begin to be phased out at the Policy Anniversary nearest to the insured’s Age 76. The phase out amount is equal to the maximum amount of additional coverage layer chosen for the designated life, multiplied by the percentage corresponding to the anniversary nearest the insured’s Age for each Policy Anniversary as shown in the following table:
Anniversary Nearest Insured’s Age	Percentage
Prior to Age 76	100%
Age 76	80%
Age 77	60%
Age 78	40%
Age 79	20%
Age 80	0%
At the death of a designated life, you may exercise the right to add an additional coverage layer to this policy during the ninety day period (Option Period) immediately following the date of the designated life’s death. You must notify us in writing that you are exercising your right to add a new coverage layer. We must also receive the following information, in Good Order, at our Home Office during the Option Period:
(1)	proof satisfactory to us of the designated life’s death; and
(2)	a completed Application for the new coverage layer.
If the insured dies within the Option Period following the death of a designated life, but not simultaneously with the designated life, we will pay the maximum increase amount to the Beneficiary of this policy. If the insured and the designated life die at the same time, or under circumstances in which the order of death cannot be determined, we will pay one-half of the maximum increase amounts to the Beneficiary of this policy.
If premiums or charges are being waived because the insured is totally disabled, the increase available will be limited to one-half of the maximum increase amount.

The monthly charge shown for the BCA will apply from the time the BCA is added to the Policy until the date the Agreement terminates. The monthly charge for any designated life under the BCA will terminate as of the date of death of the designated life.
The BCA will terminate at the earliest of the following events:
(1)	the date the policy is surrendered or terminated; or
(2)	the date we receive a Written Request to cancel the Agreement; or
(3)	the date of the death of the insured; or
(4)	the end of the Option Period following the death of the last designated life; or
(5)	the Policy Anniversary nearest the insured’s 80th birthday.
The cost of the insurance charge for any additional coverage layer will be calculated using the insured’s Age and underwritten Risk Class for the Policy at the time the BCA was issued. If a coverage layer has been added after issuance of the Agreement at a more favorable Risk Class than the Policy coverage, the cost of the insurance charge for the new coverage layer will be calculated using the more favorable underwritten Risk Class. The additional cost of insurance and policy issue charges for any additional coverage layer will be deducted monthly from the Policy’s Accumulation Value. There is no requirement to pay additional premium when adding an additional coverage layer under the BCA. However, adding additional coverage layers will increase the cost of insurance charges and policy issue charges under the Policy and it may be necessary to pay additional premium to cover those increased cost of insurance charges. The cost of insurance charge and policy issue charge for each new coverage layer is separate from and in addition to the charge you pay for purchasing the BCA. The Policy change transaction charge and a new surrender charge and surrender charge period will apply to each new additional coverage layer. The monthly charge for any designated life under the BCA will terminate as of the next monthly anniversary after the death of the designated life.
Any additional coverage layers purchased during an Option Period will continue after the Termination of the BCA, unless such additional coverage layer is subsequently reduced or eliminated at the request of the Policy Owner.
Guaranteed Insurability Option for Business.     The Guaranteed Insurability Option for Business Agreement (GIOB) is no longer available for Policies issued after August 17, 2018. The GIOB guarantees you the ability to purchase additional amounts of insurance coverage, which is also referred to as additional coverage layers, on the insured’s life on as many as five specified Option Dates without additional underwriting.
You should purchase the GIOB if you believe that future changes in the insured’s life (e.g. death of a business partner, increase in business value) will result in your need for additional Death Benefit and you are concerned about the insured’s ability to qualify for additional coverage because of the health or lifestyle concerns. If you purchase the GIOB and do not exercise the right to purchase additional insurance coverage or Face Amounts on the exercise date, you will still pay a charge for the GIOB.
The minimum amount of additional coverage layer available is $10,000 and the maximum amount of additional coverage layer available is the lesser of $200,000 or 20% of the Face Amount of the base Policy on which the GIOB is added. At the time the GIOB is purchased, the Policy Owner will specify the maximum amount of insurance coverage or additional coverage layer that may be added to the Policy on each specified Option Date, which must be between $100,000 and $200,000. If premiums or charges are being waived because the insured is totally disabled, the additional coverage layer increase available will be limited to one-half of the maximum you chose when you applied for the Policy. The GIOB is only available for insureds between the Ages of eighteen and fifty-two. The Policy Owner may purchase the GIOB at issue subject to underwriting of the insured. After August 22, 2015, the Policy Owner may also add the GIOB after the Policy is issued, subject to underwriting of the insured. The charge shown for the GIOB is a monthly charge and will apply from the time the GIOB is added to the Policy until the date the GIOB terminates. The GIOB will terminate on;
(1)	the last available Option Date (described below); or
(2)	the date the policy is surrendered or terminated; or
(3)	the date we receive your Written Request to cancel this Agreement; or
(4)	the date of the insured’s death.
The GIOB charge varies based upon the insured’s Age and tobacco status. The charge for the GIOB will not be affected by the purchase of the additional coverage layer on a specified Option Date.
The GIOB guarantees that the Policy Owner will be able to purchase an additional coverage layer on specified Option Dates. The specified Option Dates vary by Issue Age. On each available Option Date, the Policy Owner will be able to purchase an additional coverage layer up to the maximum amount elected under the GIOB. The following table shows the Option Dates available based upon the Age of the insured when the GIOB is issued:
Option Dates
Issue Age	22	25	28	31	34	37	40	43	46	49	52	55
18-21	√	√	√	√	√
22-24		√	√	√	√	√
25-27			√	√	√	√	√
28-30				√	√	√	√	√
31-33					√	√	√	√	√
34-36						√	√	√	√	√
37-39							√	√	√	√	√
40-42								√	√	√	√	√
43-45									√	√	√	√
46-48										√	√	√
49-51											√	√
52												√
Example: The Option Dates available for an Insured Age 35 are 37, 40, 43, 46, and 49.
When you add a coverage layer, you are buying additional life insurance for which you will pay cost of insurance and policy issue charges. The cost of the insurance charge for any additional coverage layer will be calculated using the insured’s Age and underwritten Risk Class for the Policy at the time the GIOB was issued. If a coverage layer has been added after issuance of the Agreement at a more favorable Risk Class than the Policy coverage, the cost of the insurance charge for the new coverage layer will be calculated using the more favorable underwritten Risk Class. The additional cost of insurance and policy issue charges for any additional coverage layer will be deducted monthly from the Policy’s Accumulation Value. There is no requirement to pay additional premium when adding an additional layer under the GIOB. However, adding additional coverage layers will increase the cost of insurance charges and policy issue charges under the Policy and it may be necessary to pay additional premium to cover those increased cost of insurance charges. The cost of insurance charge and policy issue charge for each new coverage layer is separate from and in addition to the charge you pay for purchasing the GIOB. The Policy change transaction charge and a new surrender charge and surrender charge period will apply to each new additional coverage layer. The addition of an additional coverage layer under the Policy will not result in any other charges.
The additional coverage layers purchased prior to Termination of the GIOB will continue after Termination of the GIOB, unless such additional coverage layer is subsequently reduced or eliminated at the request of the Policy Owner.
Premium Deposit Agreement.     The Premium Deposit Agreement allows you to send us up to three payments to pay your annual premium for a period of two to ten years. For each PDA payment you give us, we may require you to pay an initial premium on the date you send us the PDA payment. The initial premium is not part of the PDA account and does not count towards the maximum of three payments into the PDA. The payments will be held in a Premium Deposit Account, a part of our General Account, and interest will be credited on those payments. We will credit an annual rate of interest at least equal to a minimum annual rate of interest of 0.50%, the PDA Minimum Rate, on each payment to the Premium Deposit Account for the duration the payment remains in the Premium Deposit Account. In our sole discretion, we may credit an annual rate of interest higher than the PDA Minimum Rate on payments to the Premium Deposit Account for the duration the payment remains in the Account. We will provide you with the current Premium Deposit Account interest rate upon request.
The Premium Deposit Agreement is not subject to underwriting. You should consider adding this Agreement to your Policy if you want to only make three or fewer payments during the life of the Policy and would like us to automatically pay your Policy premiums for the periods you elect. There is no charge for this Agreement.
Each year, we will withdraw a portion of the payment(s) held in a Premium Deposit Account and pay from our General Account interest credited on that amount to pay your annual premium. Amounts held in the Premium Deposit Account may only be used to pay Policy premiums.
When you add the Premium Deposit Agreement to your Policy, we will send you a confirmation showing the annual withdrawal from the Premium Deposit Agreement account and the interest we will credit on that amount. The following example demonstrates how the Premium Deposit Agreement works:
The Policy Owner requests the Premium Deposit Account and wishes to have 10 annual premium payments of $10,000 each. Assuming an interest rate of 2.75%, we would require a deposit into the Premium Deposit Account of $78,776.78. The initial $10,000 premium payment would need to be made in addition to the deposit into the Premium Deposit Account. The following chart depicts the withdrawals and interest earned for each Premium payment made from the Premium Deposit Amount:
Annual Premium Payment Year	Annual Premium to be Paid	Amount Withdrawn from PDA	Taxable Interest Earned
2	$10,000.00	$9,732.36	$267.64
3	$10,000.00	$9,471.88	$528.12
4	$10,000.00	$9,218.38	$781.62
5	$10,000.00	$8,971.66	$1,028.34
6	$10,000.00	$8,731.54	$1,268.46
7	$10,000.00	$8,497.85	$1,502.15
8	$10,000.00	$8,270.41	$1,729.59
9	$10,000.00	$8,049.06	$1,950.94
10	$10,000.00	$7,833.64	$2,166.36

On the first Policy Anniversary (the second Annual Premium Payment Year), we would withdraw $9,732.36 from the Premium Deposit Account and credit $267.64 in interest from our General Account to pay the annual premium of $10,000 ($9,732.36 + $267.64 = $10,000). The interest of $267.64 will be reported to the Policy Owner as taxable on an IRS Form 1099-INT.
If you request a surrender of any amount held by us under the Premium Deposit Agreement, we will treat it as a request to surrender the Agreement and will refund all of the remaining balance in the Premium Deposit Account to you along with interest credited at the PDA Minimum Rate for the portion of each payment remaining in the Premium Deposit Account. Interest will be credited from the date of your payment to the Premium Deposit Account or if later, the date the premium payment for the immediately preceding Policy Anniversary was made from the Premium Deposit Account. We only pay interest from the immediately preceding Policy Anniversary date because the Policy Owner received an interest payment on the Premium Deposit Account money on that date.
If the insured dies while the Policy and the Premium Deposit Account are in force, we will pay the Death Benefit payable under the Policy as well as any remaining balance in the Premium Deposit Account. We will pay you interest on that remaining balance, using the then current interest rate for the Premium Deposit Account. Interest will be credited from the date of your payment to the Premium Deposit Account or if later, the date the last premium payment was made from the Premium Deposit Account.
Accelerated Death Benefit for Chronic Illness Agreement.     The Accelerated Death Benefit for Chronic Illness Agreement is subject to underwriting approval and allows you to accelerate Death Benefits by receiving monthly chronic illness benefit payments upon the insured meeting certain eligibility requirements. To be eligible for benefits under this Agreement, the insured must be chronically ill. A chronically ill individual is one who has been certified by a licensed health care practitioner to be: (1) severely cognitively impaired or (2) unable to perform, without substantial assistance, at least 2 of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. Finally, the insured must also meet a 90-day waiting period, referred to as an elimination period, in which the insured is chronically ill during the entire 90-day period. The elimination period has to be satisfied only once while this Agreement is in effect.
The benefits paid under this Agreement are not intended to be “qualified long term care insurance” under federal tax law, and may be taxable to the Owner. See “What are some of the risks of the Policy?” You should consult your tax advisor about the tax impact of purchasing this Agreement.
We will consider Applications for the Agreement if the insured is chronically ill; however, it is unlikely that the insured’s evidence of insurability will be satisfactory for issuing the Agreement. This Agreement will be subject to the incontestability provisions of the Policy, which are described in your Policy and in the Statement of Additional Information. See “Statement of Additional Information.”
You will select the maximum amount of Chronic Illness Death Benefit Amount that you want when you purchase this Agreement. The Chronic Illness Death Benefit Amount cannot be less than one hundred thousand dollars and cannot exceed the lesser of (i) the Policy Face Amount or (ii) five million dollars. You may also select either a two percent (2%) or four percent (4%) monthly benefit percentage that will be used to calculate your monthly benefit payment.
The monthly charge for the Agreement is calculated by multiplying the monthly rate by the chronic illness Net Amount at Risk and dividing by one thousand. The chronic illness Net Amount at Risk is equal to the greater of i) zero or ii) an amount that is calculated monthly using the Chronic Illness Death Benefit Amount chosen by you when you purchase the Agreement. Chronic illness Net Amount at Risk is calculated by subtracting a portion of the Accumulation Value from the Chronic Illness Death Benefit

Amount. The portion of Accumulation Value for this calculation is found by multiplying the Accumulation Value, as of the date we take the charge, by a fraction, the numerator of which is the Chronic Illness Death Benefit Amount and the denominator is the Policy Face Amount.
If you decrease the Face Amount of the Policy, we may lower the amount of Chronic Illness Death Benefit Amount available under the Agreement. If the Policy’s Face Amount after the decrease is less than the Chronic Illness Death Benefit Amount before the face decrease, the Chronic Illness Death Benefit Amount will be equal to the new decreased Face Amount. If you request a partial surrender of your Accumulation Value, the Chronic Illness Death Benefit Amount is set equal to the Chronic Illness Death Benefit Amount that was in effect immediately prior to the partial surrender, multiplied by the ratio of the Death Benefit of the Policy (without regard to any Policy loan) after the partial surrender to the Death Benefit of the Policy (without regard to any policy loan) immediately prior to the partial surrender. For example, if the Policy Death Benefit is $1,000,000 and the Chronic Illness Death Benefit Amount is $500,000, a partial surrender of $100,000 would reduce the Chronic Illness Death Benefit Amount to $450,000, which is calculated as follows: Chronic Illness Death Benefit Amount before partial surrender ($500,000) multiplied by the ratio of the Death Benefit after partial surrender ($900,000) to the Death Benefit before partial surrender ($1,000,000) or $500,000 x $900,000/$1,000,000 = $500,000 x .90 = $450,000.
The monthly charge for the Agreement will be affected by changes in the chronic illness Net Amount at Risk. A decrease in the Policy Face Amount will change the chronic illness Net Amount at Risk even if the Chronic Illness Death Benefit Amount does not change because the proportion of the Accumulation Value used to reduce the Chronic Illness Death Benefit Amount to calculate chronic illness Net Amount at Risk will change. For example, if the Policy Face Amount is $1,000,000, the Chronic Illness Death Benefit Amount is $500,000 and the Accumulation Value on the date of the Policy Face Amount reduction is $100,000, the chronic illness Net Amount at Risk is $450,000, calculated as follows: Chronic Illness Death Benefit Amount ($500,000) minus $50,000, which is the product of the Accumulation Value ($100,000) and the ratio of the Chronic Illness Death Benefit Amount to the Policy Face Value ($500,000/$1,000,000) or, $100,000 x .50 = $50,000. If the Policy Face Value is reduced to $750,000, the new chronic illness Net Amount at Risk will be $433,333, calculated as follows: Chronic Illness Death Benefit Amount ($500,000) minus $66,667, which is the product of the Accumulation Value ($100,000) and the ratio of the Chronic Illness Death Benefit Amount to the Policy Face Value ($500,000/$750,000), or $100,000 x .66667 = $66,667. The chronic illness Net Amount at Risk will not be impacted upon a partial surrender of the Accumulation Value.
When you submit a request for benefits under this Agreement, we will determine the amount of your benefit as a monthly amount. The monthly chronic illness benefit payments will begin once an insured is determined to be eligible to receive benefits. In order to continue receiving benefits, we may require, no more frequently than annually, a recertification by a licensed health care practitioner, that the insured is either (1) cognitively impaired or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair). The maximum monthly benefit will be the lesser of:
1.	The monthly benefit percentage you chose times the Chronic Illness Death Benefit Amount in effect; or
2.	The per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month.
You may request to receive a monthly benefit less than the maximum we determine. Choosing a lesser amount could extend the length of the benefit period. If you request less than the maximum benefit, you may request that benefit amount be changed; however, we will never pay more than the maximum monthly benefit allowed under the Internal Revenue Code. We will continue to make benefit payments to you until: 100% of the Chronic Illness Death Benefit Amount has been paid, the Insured is no longer eligible for the benefit, the Policy is surrendered, the Policy terminates when the Policy loan plus the unpaid Policy Loan Interest exceed the Accumulation Value, we receive a request to cancel this Agreement or the Insured dies.
If you have added the Agreement, when you make a claim and we make a chronic illness benefit payment, we will automatically transfer all of your Policy’s Accumulation Value that is in the Variable Account to the Guaranteed Interest Account. You will not be allowed to transfer amounts into the Variable Account when benefits payments are being made under this Agreement.
Although the allocation of your Accumulation Value in the Sub-Accounts to the Guaranteed Interest Account may have the effect of mitigating declines in your Policy Accumulation Value in the event of a significant decline in equity market valuations, doing so will also generally result in your Policy Accumulation Value increasing to a lesser degree than the equity markets when the value of equity investments rise. This may deprive you of the benefits of increases in equity market values under your Policy.
We will waive the Agreement charges while benefits are being paid under the Agreement. However, other Policy charges will continue to be assessed against your Accumulation Value. If your Accumulation Value goes to zero while chronic illness benefit payments are being made under this Agreement, we will waive any additional Policy charges. While receiving chronic illness benefit payments, you may not increase the Policy Death Benefit, request a policy loan, partial surrenders from the Policy, or make any other transactions.
When we make a chronic illness benefit payment under this Agreement, we will reduce the amount of the Death Benefit by the monthly payment. We will waive the Policy Transaction Charge for the Death Benefit change made as a result of a benefit payment under this Agreement. We will also reduce the Accumulation Value in proportion to the reduction in the Death Benefit. The Accumulation Value following a chronic illness benefit payment will equal the Accumulation Value immediately prior to the chronic illness benefit payment multiplied by a factor. This factor will equal the Policy Death Benefit (without regard to any outstanding Policy loan) following the payment of a chronic illness benefit payment divided by the Policy Death Benefit (without regard to any outstanding Policy loan) immediately prior to the chronic illness benefit payment. If the Policy has an outstanding loan, a proportionate amount of the loan will be repaid with the monthly benefit, which will reduce the amount you receive.
This Agreement will terminate when i) we have paid the maximum Chronic Illness Death Benefit Amount, ii) the insured is no longer eligible for chronic illness benefit payments, iii) the Policy terminates due to the loan balance exceeding the Accumulation Value, iv) the Policy terminates due to the death of the Insured, v) the Policy terminates upon a complete surrender of the Policy, vi) you terminate the Agreement by Written Request to our Home Office, vii) or your Policy otherwise terminates because a partial surrender or other reduction in Accumulation Value leaves the Policy with insufficient amounts to cover Policy charges on the next monthly Policy Anniversary. See “Termination” and “Partial Surrender.”

Other Matters
Federal Tax Status
Introduction.     The discussion of federal taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (the “IRS”). We have not considered any applicable state or other tax laws.
Taxation of Minnesota Life and the Individual Variable Universal Life Account.     We are taxed as a “life insurance company” under the Code. The operations of the Variable Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on income dividends received by the Variable Account or on capital gains arising from the Variable Account’s activities. The Variable Account is not taxed as a “regulated investment company” under the Code and it does not anticipate any change in that tax status.
At the present time, we make no charge to the Variable Account for any federal, state or local taxes that we incur that may be attributable to such Variable Account or to the Policies. However, we reserve the right in the future to make a charge for any such tax or other economic burden resulting from the Application of the tax laws that we determine to be properly attributable to the Variable Account or the Policies.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law for purposes of both the dividends received deductions and the foreign tax credits, contract Owners are not the Owners of the assets generating those benefits.
Tax Status of the Policy.     In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Policy must satisfy certain requirements which are set forth in the Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a Policy issued on a standard rate class basis (other than those with a Cash Extra Charge) should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a substandard basis or with a Cash Extra Charge and it is not clear whether such policies will in all cases satisfy the applicable requirements. If a Policy were determined not to be a life insurance contract for federal income tax purposes, that Policy would not provide most of the tax advantages normally provided by a life insurance contract. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.
In some circumstances, Owners of life insurance contracts who retain excessive control over the investment of underlying assets may be treated as the Owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the Owner of a Policy should not be treated as the Owner of the underlying assets. We reserve the right to modify the Policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Policies from being treated as the Owners of the underlying assets.
In addition, the Code requires that the investments of the Variable Account be “adequately diversified” in order to treat the Policy as a life insurance contract for federal income tax purposes. We intend that the Variable Account, through the Funds and the Portfolios, will satisfy these diversification requirements.
Diversification of Investments.     Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Account to be “adequately diversified” in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The Variable Account, through the Fund and the Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Portfolio’s assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust or the investments of its Portfolios. Nonetheless, we believe that each Portfolio of the Securian Funds Trust in which the Variable Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract Owners bear the risk that the entire Policy could be disqualified as a life insurance contract under the Code due to the failure of the Variable Account to be deemed to be “adequately diversified.”
Owner Control.     In certain circumstances, Owners of variable life policies may be considered the Owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract Owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the Owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the Owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or Agreement between the Policy Owner and the insurance company regarding the availability of a particular investment option and other than the Policy Owner’s right to allocate premiums and transfer funds among the available Sub-Accounts, all investment decisions concerning the Sub-Accounts were made by the insurance company or an advisor in its sole and absolute discretion.
The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the Ownership rights of a contract Owner under the contract will not result in any contract Owner being treated as the Owner of the assets of the Variable Account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such Ownership rights. Therefore, we reserve the right to modify the contract as necessary to attempt to prevent a contract Owner from being considered the Owner of a pro rata share of the assets of the Variable Account.
The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

Tax Treatment of Policy Benefits
General.     We believe that the Death Benefit under a Policy should generally be excludible from the gross income of the Beneficiary. Federal, state and local transfer, and other tax consequences of Ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or Beneficiary. A tax adviser should be consulted on these consequences.
Generally, the Policy Owner will not be deemed to be in constructive receipt of the Policy Accumulation Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a “Modified Endowment Contract.”
Modified Endowment Contracts.     Under the Internal Revenue Code, certain life insurance contracts are classified as MECs, with less favorable income tax treatment than other life insurance contracts. Due to the Policy’s flexibility with respect to premium payments and benefits, each Policy’s circumstances will determine whether the Policy is a MEC. In general, however, a Policy will be classified as a MEC if the amount of premiums paid into the Policy causes the Policy to fail the “7-pay test.” A Policy will fail the 7-pay test if at any time in the first seven Policy Years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.
If there is a reduction in the benefits under the Policy during the first seven Policy Years, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced Face Amount. If there is a “material change” in the Policy’s benefits or other terms, even after the first seven Policy Years, the Policy may have to be retested as if it were a newly issued Policy. A material change can occur, for example, when there is an increase in the Death Benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a Death Benefit equal to the lowest Death Benefit that was payable in the first seven Policy Years. To prevent your Policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective Policy Owner should consult with a competent adviser to determine whether a Policy transaction will cause the Policy to be classified as a MEC.
Distributions Other Than Death Benefits from Modified Endowment Contracts.     Policies classified as MECs are subject to the following tax rules:
1.	All distributions other than Death Benefits, including distributions upon surrender and withdrawals, from a MEC will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Policy Owner’s investment in the Policy only after all gain has been distributed.
2.	Loans taken from or secured by a Policy classified as a MEC are treated as distributions and taxed accordingly.
3.	A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Policy Owner has attained Age 59½ or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Policy Owner or the joint lives (or joint life expectancies) of the Policy Owner and the Policy Owner’s Beneficiary or designated Beneficiary.

If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC could later become taxable as a distribution from a MEC.
Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts.     Distributions other than Death Benefits from a Policy that is not classified as a MEC are generally treated first as a recovery of the Policy Owner’s investment in the Policy and only after the recovery of all investment in the Policy as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.
Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. However, the tax consequences associated with preferred loans are less clear and a tax adviser should be consulted about such loans.
Finally, the 10 percent additional income tax does not apply to distributions or loans from or secured by a Policy that is not a MEC.
Settlement Options.     Even if the Death Benefit under the Policy is excludible from income, payments under Settlement Options may not be excludible in full. This is because earnings on the Death Benefit after the insured’s death are taxable and payments under the Settlement Options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under the Settlement Options.
Multiple Policies.     Under the Code, all MECs issued by us (or an affiliated company) to the same Policy Owner during any calendar year will be treated as one MEC for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. For further information on current aggregation rules under this provision, see your own tax adviser.
Investment in the Policy.     Your investment in the Policy is generally your aggregate premiums. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax free.
Policy Loans.     In general, interest on a Policy loan will not be deductible. If a Policy loan is outstanding when a Policy is canceled or terminated, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking out a Policy loan, you should consult a tax adviser as to the tax consequences.
Surrender.     A complete surrender or partial surrender of the actual cash values of a Policy may have tax consequences. On surrender, you will not be taxed on values received except to the extent that they exceed the gross premiums paid under the Policy, reduced by any previously received excludable amounts (“cost basis”). An exception to this general rule occurs in the case of a partial withdrawal, a decrease in the Face Amount, or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to you in order for the Policy to continue complying with the Section 7702 definitional limits. In the latter case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy’s maturity date, if the amount received plus the amount of any Policy loan exceeds the cost basis of the Policy, the excess will generally be treated as ordinary income, subject to tax.
Reinstatements.     You may have adverse tax consequences if you request that we reinstate your Policy after it has terminated with no Accumulation Value or for non-payment of premiums. For example, reinstatements that occur more than ninety days after a Policy terminates with no Accumulation Value or for non-payment of premium could automatically be classified as a MEC. You should consult your tax advisor before you reinstate your Policy.
Overloan Protection Agreement.     Anyone contemplating the purchase of the Policy with the Overloan Protection Agreement should be aware that the tax consequences of the Overloan Protection Agreement have not been ruled on by the IRS or the courts and it is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when the Overloan Protection Agreement is exercised. You should consult a tax adviser as to the tax risks associated with the Overloan Protection Agreement.
Long-Term Care Agreement.     We believe the LTC Agreement qualifies as long term care insurance under the Code, however, you should be aware that the tax treatment of long term care benefits is uncertain. The IRS could assert that a portion or all of the long term care benefits could be taxable to the Owner of the Policy when those benefits are paid. You should consult a tax advisor regarding the tax risks associated with benefit payments from the LTC Agreement.
Withholding.     To the extent Policy distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect, however, not to have tax withheld from distributions.
Other Taxes.     The transfer of the Policy or the designation of a Beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the Policy Owner, may have Generation-Skipping Transfer tax considerations under Section 2601 of the Code.
The individual situation of each Policy Owner or Beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. That situation will also determine how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate inheritance, generation-skipping transfer and other taxes.
Continuation of Policy Beyond Age 100.     While we intend for the Policy to remain in force through the insured’s Age 121, the tax consequences associated with a Policy remaining in force after the insured’s 100th birthday are unclear. You should consult a tax adviser in all these circumstances.
Other Transactions.     Changing the Policy Owner may have tax consequences. Pursuant to Section 1035(a)(1) of the Code, exchanging this Policy for another involving the same insureds should have no federal income tax consequences if there is no debt and no cash or other property is received. The new Policy would have to satisfy the 7-pay test from the date of the exchange to avoid characterization as a MEC. An exchange of a life insurance contract for a new life insurance contract may, however, result in a loss of grandfathering status for statutory changes made after the old Policy was issued.

Business Uses of Policy.     The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split-dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of such Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.
Moreover, in recent years, Congress has adopted new rules relating to corporate owned life insurance. The Pension Protection Act of 2006 added a new section to the Code that denies the tax-free treatment of Death Benefits payable under an employer-owned life insurance contract unless certain notice and consent requirements are met and either (1) certain rules relating to the insured employee’s status are satisfied or (2) certain rules relating to the payment of the “amount received under the contract” to, or for the benefit of, certain Beneficiaries or successors of the insured employee are satisfied. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. Any business contemplating the purchase of a Policy on the life of an employee should consult with its legal and tax advisers regarding the applicability of the new legislation to the proposed purchase. If a Policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity’s interest deduction under Code Section 264, even where such entity’s indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a Beneficiary of a Policy, this Policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an Owner or holder of a Policy, or before a business (other than a sole proprietorship) is made a Beneficiary of a Policy.
Split-Dollar Arrangements.     A tax adviser should be consulted with respect to the 2003 split-dollar regulations if you have purchased or are considering the purchase of a Policy for a split-dollar insurance plan. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser. Additionally, the Sarbanes-Oxley Act of 2002 (the “Act”) prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.
Although the prohibition on loans is generally effective as of the Act’s effective date of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.
Alternative Minimum Tax.     There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Policy Owner is subject to that tax.
Estate, Gift and Generation-Skipping Transfer Taxes.     The transfer of the Policy or designation of a Beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the Policy Owner’s estate for purposes of federal estate tax if the insured owned the Policy. If the Policy Owner was not the insured, the fair market value of the

Policy would be included in the Policy Owner’s estate upon the Policy Owner’s death. The Policy would not be includable in the insured’s estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.
Moreover, under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of a life insurance Policy is transferred to, or a Death Benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.
Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under federal, state and local law. The individual situation of each Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.
Tax Cuts and Jobs Act.     The Tax Cuts and Jobs Act (“TCJA”) signed into law in December 2017 establishes new exclusion amounts for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2017. The estate, gift, and generation skipping transfer tax exclusion amounts established under TCJA are annually adjusted for inflation. TCJA did not change estate and gift tax rates and the new exclusion amounts are scheduled to expire in years beginning after December 31, 2025.
For 2020, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $11,580,000 and 40%, respectively.
The Code’s complexity, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.
You should understand that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules may apply to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance Policy or exercising elections under such a Policy should consult a tax adviser.
Tax Shelter Regulations.     Prospective Owners that are corporations should consult a tax advisor about the treatment of the Policy under the Treasury Regulations applicable to corporate tax shelters.
Medicare Tax on Investment Income.     Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.
Life Insurance Purchases by Residents of Puerto Rico.     In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.
Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.     Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.
Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.
Voting Rights
We will vote the Fund shares held in the various Sub-Accounts of the Variable Account at regular and special shareholder meetings of the Funds in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your Policy’s Accumulation Value in a Sub-Account by the net asset value per share of the corresponding Fund Portfolio. Fractional shares will be counted. The number of votes as to which you have the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. We will vote Fund shares held by the Variable Account as to which no instructions are received in proportion to the voting instructions which are received from Policy Owners with respect to all policies participating in the Variable Account. Proportional voting may result in a small number of Policy Owners determining the outcome of the vote.
We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment advisers of the Funds if we reasonably disapprove of such changes. A change would be disapproved only:
•	if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of Policy Owners, or
•	if we determined that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives.
In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in your next annual report or through a special notice.
Compensation Paid for the Sale of Policies
Securian Financial Services, Inc. (“Securian Financial”), whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the state of Minnesota. Securian Financial, an affiliate of Minnesota Life, is the principal underwriter of the Policies. Authorized broker-dealers sell Policies through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of Policies by broker-dealers are paid directly to the broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a Policy is determined by his or her broker-dealer. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges to the Policy that are in addition to the Policy charges described elsewhere in this prospectus.
We pay compensation for the sale of the Policies by affiliated and unaffiliated broker-dealers. The total compensation that we pay to broker-dealers for the sale of the Polices is generally not expected to exceed 115 percent of first-year target premiums and 4 percent of renewal premium for Policy Years two through five. Beginning in Policy Year 6, we will also pay compensation of up to .15 percent of the Accumulation Value (net of policy loan).
For policies issued prior to January 30, 2015, where the Early Values Agreement is in effect, compensation that we pay to broker-dealers will not exceed 40 percent of gross premium in the first year following issue or change in Face Amount and 24 percent of gross premium in years two through five following issue or change in Face Amount.
For Policies, issued after January 30, 2015, where the Early Values Agreement is in effect, compensation that we pay to broker-dealers will not exceed 35 percent of gross premium paid in the first twenty four months after the Policy is issued (up to the annual target premium for the Policy). In addition, if the target premium is less than $20,000 we pay up to 20 percent of that same dollar amount of gross premium in each of the four years following the payment of such premiums. If the target premium is greater than or equal to $20,000 but less than $500,000 we pay up to 14 percent of that same dollar amount of gross premium in each of the six years following the payment of such premiums. If the target premium is greater than or equal to $500,000 we pay up to 13 percent of that same dollar amount of gross premium in each of the nine years following the payment of such premiums.
Depending upon our Agreements with unaffiliated broker-dealers, we may vary the form of compensation paid or the amounts paid as total compensation, however, the total compensation will not exceed the maximum (115 percent of first-year target premiums, 4 percent of renewal premium for years two through five and .15 percent of the Accumulation Value for Policy Year 6 and thereafter).
The actual amount and/or forms of total compensation we pay depend on factors such as the amount of premiums we receive through clients of respective broker-dealer firms and the scope of services they provide. Some broker-dealer firms may not receive maximum total compensation. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Policy, which is dependent upon their arrangement with their broker-dealer.
Additional Compensation.     To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may enter in distribution relationships with selected selling broker dealers where we may pay additional compensation in the form of marketing allowances, introduction fees and persistency fees (sometimes called “revenue sharing”). These additional compensation arrangements may include, for example, payments in connection with the firm’s “due diligence” examination of the Policies, payments for introductions to life insurance producers, providing conferences or seminars, providing sales or training programs for life insurance producers and other employees, payments to assist a selling broker dealer in connection with marketing the Policies or other support services provided to the life insurance producers selling the Policies. The payments vary in amount and may depend upon the selling broker dealer meeting certain cumulative premium thresholds for the sales of our Policies.
These arrangements may not be applicable to all selling broker dealers, and the terms of such arrangements may differ between selling broker dealers. Additional information on special compensation arrangements involving selling firms may be found in the Statement of Additional Information, which is available upon request. You may also ask your sales representative and the selling broker dealer for additional information about compensation they may receive in connection with your purchase of a Policy. Any such compensation, which may be significant at times, will not result in any additional direct Policy charges to you by us.
All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Policy over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the Policies.
Cybersecurity
Our variable insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect our and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.
Legal Proceedings
Like other life insurance companies, we are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Individual Variable Universal Life Account, the ability of Securian Financial Services, Inc. to perform its contract with the Individual Variable Universal Life Account, or the ability of Minnesota Life to meet its obligations under the Policies. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. There are no pending or threatened lawsuits that will materially impact the Individual Variable Universal Life Account.

Financial Statements
The financial statements of the Minnesota Life Individual Variable Universal Life Account and Minnesota Life are contained in the Statement of Additional Information. The Statement of Additional Information is available, free of charge, from us upon request. To request a Statement of Additional Information, call us at 1-800-643-5728 or write to us at: Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.
Registration Statement
We have filed with the Securities and Exchange Commission a Registration Statement under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the registration statement, including the amendments and exhibits filed as a part thereof. Reference is hereby made to the Statement of Additional Information and the exhibits filed as part of the registration statement for further information concerning the Individual Variable Universal Life Account, Minnesota Life, and the Policies. Statements contained in this prospectus as to the contents of Policies and other legal instruments are summaries, and reference is made to such instruments as filed.

Statement of Additional Information
A Statement of Additional Information, with the same date, containing further information about the Variable Account and the Policy is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of Death Benefits, cash Surrender Values, and cash values, without charge, from us. To request a Statement of Additional Information, a personalized illustration or any information about your Policy call us at 1-800-643-5728 or write to us at: Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.
Information about the Variable Account (including the Statement of Additional Information) can be reviewed at the SEC’s website, http://www.sec.gov. You can also call the SEC at 1-202-551-8090.
The table of contents for the Statement of Additional Information is as follows:
General Information and History
Services
Additional Information
Underwriters
Underwriting Procedures
Face Amount Increases
Settlement Options
Illustrations
Experts
Financial Statements
Other Information
Investment Company Act No. 811-22093

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Appendix — Glossary
Accumulation Value: The sum of the Values under the Policy in the Minnesota Life Individual Variable Universal Life Account, the Guaranteed Interest Account and the Loan Account.
Age: The Issue Age plus the number of complete Policy Years elapsed.
Agreement: Any benefit, other than the base Policy, made a part of this Policy.
Application: The form completed by the proposed insured and/or proposed Owner when applying for coverage under the Policy. This includes any:
•	amendments or endorsements;
•	supplemental Applications; or
•	reinstatement Applications.
Beneficiary(ies): The person(s) so named in the Application, unless later changed, to whom any Death Benefit is payable upon the death of an insured, subject to the conditions and provisions of the Policy.
Code: The U.S. Internal Revenue Code of 1986, as amended.
Death Benefit: The amount payable to the Beneficiary upon the death of the insured, according to the conditions and provisions of the Policy.
Face Amount: The amount we use in determining the insurance coverage of an insured’s life.
Free Look Period: The period during which you may examine and return the Policy to us at our Home Office and receive a refund.
Fund: An open-end diversified management investment company or unit investment trust in which the Minnesota Life Individual Variable Universal Life Account invests.
General Account: All assets of the Minnesota Life Insurance Company other than those in the Minnesota Life Individual Variable Universal Life Account or other separate accounts established by us.
Good Order: This means the actual receipt by us of the instructions relating to a transaction in writing or when appropriate by telephone or the internet along with all completed forms, documents, information and supporting legal documentations (including any required consents) we require in order to effect the transaction. To be in “Good Order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. We reserve the right to change our requirements for what constitutes Good Order and which documents and forms are required in order for us to complete a transaction request.
Grace Period: A 61-day period after which a Policy will terminate if you do not make a sufficient payment.
Guaranteed Interest Account: The portion of the General Account of Minnesota Life Insurance Company which is attributable to the Policy and policies of this class, exclusive of Policy loans. Accumulation Value in the Guaranteed Interest Account accrues interest at no less than a guaranteed minimum rate.
Home Office: Our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 651-665-3500.
Initial Face Amount: The Face Amount on the Policy Date.

Initial Minimum Premium: The amount of premium required to put the Policy in force. The Initial Minimum Premium is the monthly Initial Minimum Premium shown on the Policy data pages multiplied by three (3) months plus the number of complete months from the Policy Date to the date of payment.
Issue Age: The insured’s age at nearest birthday as of the Policy Date.
Loan Account: Part of our General Account where we transfer amounts from the Minnesota Life Individual Variable Universal Life Account and the Guaranteed Interest Account as collateral for policy loans.
MEC: A modified endowment contract, as defined under the Code.
Net Amount at Risk: The value equal to the Death Benefit as of the most recent monthly Policy Anniversary divided by the Net Amount at Risk divisor (as shown on the Policy data pages), and reduced by the Policy Accumulation Value at the beginning of the Policy month, before deduction of the current month’s Cost of Insurance Charge.
Net Premium: The amount of premium after the Premium Charge has been deducted.
Owner (you, your): The person named in the Application as the Owner, unless later changed.
Planned Premium: The amount of premium you plan to pay for the Policy on a periodic basis. Planned Premiums serve as the basis for premium payment reminder notices. Payment of Planned Premiums may not necessarily keep the Policy in force.
Policy Anniversary: The same day and month as your Policy Date for each succeeding year your Policy remains in force. A monthly Policy Anniversary is the same day as your Policy Date for each succeeding month your Policy remains in force.
Policy Date: The date shown on the Policy data pages, which is the date from which we determine Policy Anniversaries, Policy Years, and monthly Policy Anniversaries.
Policy Loan Interest: The amount of interest we charge you on any outstanding Policy loan balance under your Policy.
Policy Year: A year that starts on the Policy Date or on a Policy Anniversary.
Portfolio: A separate investment Portfolio of a Fund. Each Sub-Account invests exclusively in one Portfolio of a Fund.
Risk Class: The classification of the insured, based on the Underwriting Class combined with the Tobacco Class.
SEC: The Securities and Exchange Commission, a United States government agency.
Sub-Account: A subdivision of the Minnesota Life Individual Variable Universal Life Account. We invest each Sub-Account’s assets exclusively in shares of one Portfolio.
Surrender Value: The amount available to you when your Policy is surrendered or terminates. The Surrender Value equals the Accumulation Value, less any unpaid policy charges, any outstanding Policy loan, and unpaid Policy Loan Interest and any applicable Surrender Charge.
Termination: When your Policy terminates without value after a Grace Period. You may reinstate a terminated Policy, subject to certain conditions.
Tobacco Class: Based on the tobacco use habits of the insured, with the insured designated as either “tobacco” or “non-tobacco.”

Underwriting Class: The classification of the insured based upon the level of mortality risk that we assume.
Unit: A measure of your interest in a Sub-Account of the Minnesota Life Individual Variable Universal Life Account.
Unit Values: The value of a Sub-Account Unit that is multiplied by the number of Units in the Sub-Account to determine the Sub-Account value. The Unit Value is calculated as of the end of a Valuation Date by multiplying its value on the preceding Valuation Date by the investment factor determined for that Sub-Account.
Unit Value Credit: A credit we may provide which is used in the determination of the net investment factor for each Sub-Account.
Valuation Date: A Valuation Date is any date on which the New York Stock Exchange (“NYSE”) is open for trading, except for any days specified in the prospectus for the Policy and any day the Portfolio corresponding to a Sub-Account does not value its shares. A Valuation Date ends at the close of trading on the NYSE for that day.
Variable Account: The Minnesota Life Individual Variable Universal Life Account.
Written Request: A request in writing signed by you. We may require that your Policy be sent in with a Written Request.

STATEMENT OF ADDITIONAL INFORMATION
MINNESOTA LIFE INSURANCE COMPANY
400 Robert Street North
Saint Paul, Minnesota 55101
MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
VARIABLE UNIVERSAL LIFE INSURANCE POLICY
This Statement of Additional Information contains additional information to the prospectus for the variable universal life insurance policy (the “Policy”) offered by Waddell & Reed Advisors and underwritten through Minnesota Life Insurance Company (“Minnesota Life”). This Statement of Additional Information is not a prospectus, and it should be read only in conjunction with the prospectus for the Policy and the prospectuses for the investment options. The prospectus for the Policy is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the prospectus. You may obtain a copy of the prospectus by calling Minnesota Life Insurance Company at 1-800-643-5728, or writing to Minnesota Life at 400 Robert Street North, Saint Paul, Minnesota 55101.
May 1, 2020

General Information and History
Services
Additional Information
Underwriters
Underwriting Procedures
Face Amount Increases
Settlement Options
Illustrations
Experts
Financial Statements
Other Information
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General Information and History
We are Minnesota Life Insurance Company (“Minnesota Life”), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company (“Minnesota Mutual”), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named “Minnesota Mutual Companies, Inc.” Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named “Minnesota Life Insurance Company.” All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named “Securian Financial Group, Inc.,” which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named “Securian Holding Company,” which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.
Our Home Office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada and Puerto Rico.
On June 11, 2007, our Board of Directors established a separate account, called the Minnesota Life Individual Variable Universal Life Account (“the Account”), in accordance with certain provisions of the Minnesota insurance law. The Account is registered as a unit investment trust separate account with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (“1940 Act”). Registration under the 1940 Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Account.
Services
Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Additional accounting and administrative services are performed by State Street Bank and Trust Company, which includes overnight calculation of Unit Value amounts. Minnesota Life oversees State Street’s performance of these services. State Street provides Minnesota Life with monthly invoices detailing each service provided and agreed upon transaction charges for each specific service.
Additional Information
Assignment.     The Policy may be assigned. Any assignment must be in writing and filed at our Home Office. You may assign this policy by forwarding to us a Written Request in Good Order in advance of such assignment. We reserve the right, except to the extent prohibited by applicable state law or regulation or by the action of the appropriate state regulatory authority, or any agency or officer performing like functions of the applicable State, to require that assignment will be effective only upon our acceptance, and to refuse assignments at any time on a non-discriminatory basis. No assignment applies to any action we take before receiving your Written Request. We assume no responsibility for the validity or effect of any assignment of the
W&R Accumulator VUL	2

Policy or of any interest in it. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee’s interest and the extent of the assignment.
Misstatement of Age or Gender.     If the insured’s Age or gender has been misstated, we will adjust the proceeds payable under the Policy based on what the last monthly charges would have purchased at the correct Age or gender.
Incontestability.     After a Policy has been in force during the insured’s lifetime for two years from the original Policy Date, we may not contest the Policy, except in the case of fraud. However, if there has been a policy change or reinstatement for which we required evidence of insurability, we may contest that policy change or reinstatement for two years with respect to information provided at that time, during the lifetime of the insured, from the effective date of the policy change or reinstatement.
Suicide.     If the insured, whether sane or insane, dies by suicide, within two years of the original Policy Date, our liability will be limited to an amount equal to the premiums paid for the Policy less any policy loan, unpaid loan interest and partial surrenders. If there has been a policy change or reinstatement for which we required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the policy change or reinstatement, our liability with respect to the policy change or reinstatement will be limited to an amount equal to the portion of the monthly charges associated with that policy change or reinstatement.
Reports.     At least once each year we will send you a report. This report will include the Accumulation Value, the Face Amount and the Death Benefit as of the date of the report. It will also show the premiums paid during the Policy Year and policy loan activity. We will send the report to you without cost. The information in the report will be current as of a date within two months of its mailing.
Underwriters
The Policies are sold in a continuous offering by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. (“Securian Financial”) or other broker-dealers who have entered into selling Agreements with Securian Financial. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering. Securian Financial acts as principal underwriter for the Policies. Both Securian Financial and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.
Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is registered as a broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority (“FINRA”). Securian Financial was incorporated in 1984 under the laws of the State of Minnesota.
Payments to Waddell & Reed Advisors. We pay compensation for the sale of the Policies by affiliated and unaffiliated broker-dealers. The total compensation that we pay to broker-dealers
W&R Accumulator VUL	3

for the sale of the Polices is generally not expected to exceed 115 percent of first-year target premiums and 4 percent of renewal premium for Policy Years two through five. Beginning in Policy Year 6, we will also pay compensation of up to .15 percent of the Accumulation Value (net of policy loan).
For policies issued prior to January 30, 2015, where the Early Values Agreement is in effect, compensation that we pay to broker-dealers will not exceed 40 percent of gross premium in the first year following issue or change in Face Amount and 24 percent of gross premium in years two through five following issue or change in Face Amount.
For Policies, issued after January 30, 2015, where the Early Values Agreement is in effect, compensation that we pay to broker-dealers will not exceed 35 percent of gross premium paid in the first twenty four months after the Policy is issued (up to the annual target premium for the Policy). In addition, if the target premium is less than $20,000 we pay up to 20 percent of that same dollar amount of gross premium in each of the four years following the payment of such premiums. If the target premium is greater than or equal to $20,000 but less than $500,000 we pay up to 14 percent of that same dollar amount of gross premium in each of the six years following the payment of such premiums. If the target premium is greater than or equal to $500,000 we pay up to 13 percent of that same dollar amount of gross premium in each of the nine years following the payment of such premiums.
Depending upon our Agreements with unaffiliated broker-dealers, we may vary the form of compensation paid or the amounts paid as total compensation, however, the total compensation will not exceed the maximum (115 percent of first-year target premiums, 4 percent of renewal premium for years two through five and .15 percent of the Accumulation Value for Policy Year 6 and thereafter).
The actual amount and/or forms of total compensation we pay depend on factors such as the amount of premiums we receive through clients of respective broker-dealer firms and the scope of services they provide. Some broker-dealer firms may not receive maximum total compensation. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Policy, which is dependent upon their arrangement with their broker-dealer.
Additional Compensation.     To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may enter in distribution relationships with selected selling broker dealers where we may pay additional compensation in the form of marketing allowances, introduction fees and persistency fees (sometimes called “revenue sharing”). These additional compensation arrangements may include, for example, payments in connection with the firm’s “due diligence” examination of the Policies, payments for introductions to life insurance producers, providing conferences or seminars, providing sales or training programs for life insurance producers and other employees, payments to assist a selling broker dealer in connection with marketing the Policies or other support services provided to the life insurance producers selling the Policies. The payments vary in amount and may depend upon the selling broker dealer meeting certain cumulative premium thresholds for the sales of our Policies.
W&R Accumulator VUL	4

Amounts paid by Minnesota Life to the underwriters of the Policies during 2019, 2018, and 2017, were $14,760,018, $13,825,797, and $15,659,257, respectively, which include amounts paid for other contracts issued through the Individual Variable Universal Life Account.
Underwriting Procedures
We require proof of insurability for policy issue and all policy changes resulting in an increase in Face Amount or other changes that result in an increase in the Net Amount at Risk under the Policy. Proof of insurability and classification for cost of insurance charges are determined by our underwriting rules and procedures which utilize factors such as Age, gender, health and occupation. Persons who present a lower mortality risk are charged the most favorable cost of insurance rates. Requirements may be waived or modified for Policies issued as a result of conversion from existing Policies, for Policies issued as part of a small group case or for Face Amount increases pursuant to an additional benefit Agreement.
The basis for the mortality charges guaranteed in the Policies are determined by the gender, tobacco habits, and Age of each insured and are based on the 2001 CSO Composite gender distinct Age nearest birthday mortality tables. In instances where the insurance is required to be provided on a Unisex basis, the guaranteed mortality charges are based on the 2001 CSO Unisex Table B.
Face Amount Increases
When a Policy Face Amount increase is effective, we will assess the Policy Issue Charge, the Cost of Insurance on the Face Increase amount as well as any applicable Agreement charges that are based upon the increased Net Amount at Risk.
In addition, for any Policy Face Amount increase, we will allocate Accumulation Value to the base Policy Face Amount and the increased Face Amount in the following manner:
Step 1. We allocate Accumulation Value to the base Policy Face Amount first. We will allocate Accumulation Value to the base Policy Face Amount to the extent it does not exceed the Application IRC Section 7702 corridor factor. If the guideline premium test applies, then the corridor factor is the published value in IRC Section 7702(d)(2). If the cash value accumulation test applies, then the corridor factor is 1 divided by the net single premium (1/NSP).
Once we have allocated Accumulation Value to the base Policy Face Amount, we will use the same factors to allocate to the additional coverage layers, beginning with the first coverage layer issued. We will use the same methodology, allocating up to the IRC Section 7702 limits, for each coverage layer. If we allocate Accumulation Value to all of the coverage layers and Accumulation has not been completely allocated, we will proceed to Step 2.
Step 2. In this step, the allocation of any remaining Accumulation Value depends on the Death Benefit option chosen by the Policy Owner.
•	If the Death Benefit option is Level, we apply any remaining Accumulation Value to the last (most recently added) coverage layer. Note that this layer would be the “worst”
W&R Accumulator VUL	5

Underwriting Class. Thus by allocating all the excess to this layer, the Policy Owner would have the lowest Cost of Insurance charge.
•	If the Death Benefit option is the Increasing Option, we cycle through the coverage layers again, in order, and fill up each of the coverage layers to the point where we would otherwise need to increase the Death Benefit to satisfy the minimum IRC Section 7702 requirements. If, after cycling through all coverage layers, there is still Accumulation Value remaining, we allocate the remaining amount to the last coverage layer.
Settlement Options
The proceeds of the Policy are payable upon surrender, or upon our receipt of satisfactory proof of the insured’s death while the Policy is in force. We will pay the proceeds in a lump sum unless a settlement option has been selected. We will deduct any outstanding policy loan, any accrued loan interest and unpaid monthly charges from the proceeds we pay. Proof of any claim under this Policy must be submitted in writing to our Home Office.
We will pay interest on any Death Benefit proceeds payable if payment is to be made in a lump sum. Interest will accrue on the Death Benefit proceeds payable from the date of the insured’s death until the date of payment. Interest will be credited at a rate which we shall determine in our discretion. Such credited interest will never be less than a 3 percent annual rate.
You may, during the lifetime of the insured, request that we pay the proceeds of the Policy under one of the settlement options described below. We may also offer other methods of payment that are agreeable to both you and us. A settlement option may be selected only if payments are to be made to a natural person in that person’s own right.
During the lifetime of the insured, you may also choose to place the proceeds in a Minnesota Life Benefit Account until you elect a single sum payment or a settlement option. The Benefit Account is an interest-bearing account. Account information, along with a book of drafts (which will function like a checkbook), will be sent to you, and you will have access to funds in the account simply by writing a draft for all or part of the amount of the available balance, and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for Minnesota Life, the bank will receive the amount you request as a transfer from our General Account. The Benefit Account is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our General Account, the Benefit Account is backed by the financial strength of Minnesota Life, although it is subject to the claims of our creditors. We receive a benefit from amounts left in the Benefit Account. We pay interest on proceeds held in the Benefit Account as required by state law. Any interest paid on proceeds in the Benefit Account is currently taxable.
Each settlement option described below is payable only in fixed amounts. The payments do not vary with the investment performance of the Account.
W&R Accumulator VUL	6

Option 1 - Interest Payments
We will pay interest on the proceeds at such times and for such period that is agreeable to you and us. Withdrawals of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a lump sum or under any other method we approve.
Option 2 - Payments for a Specified Period
We will make payments for a specified number of years.
Option 3 - Life Income
We will make payments monthly during the lifetime of a payee, terminating with the last monthly payment immediately preceding the payee’s death. We may require proof of the payee’s Age and gender. Monthly payments can be guaranteed for 5, 10 or 20 years.
Option 4 - Payments of a Specified Amount
We will pay a specified amount until the proceeds and interest thereto are fully paid.
If you request a settlement option, you will be asked to sign an Agreement covering the settlement option which will state the terms and conditions of the payments. Unless you specify otherwise, the Beneficiary may select a settlement option after the insured’s death.
The minimum rate of interest we will credit under any settlement option is a 1 percent annual rate of interest. We may, in our sole discretion, credit higher rates of interest on monies held by us in our General Account which are to be paid under a settlement option.
Illustrations
Personalized illustrations provide you with a hypothetical projection of future policy values based upon your Age, sex, Risk Class, premiums paid and Death Benefit chosen. You may obtain personalized illustrations from your advisor showing how a policy might perform based upon different assumptions.
Experts
Actuarial matters included in the prospectus have been examined by Robert J. Ehren, Senior Vice President.
Financial Statements
The financial statements and supplementary schedules of Minnesota Life Insurance Company (the Company) as of December 31, 2019 and 2018, and for each of the years in the three-year period ended December 31, 2019, and the financial statements of the Minnesota Life Individual Variable Universal Life Account as of December 31, 2019, and the year or period then ended,
W&R Accumulator VUL	7

included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing. KPMG LLP's report, dated April 2, 2020, states that the Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP's report states that the Company’s financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices.
Other Information
A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.
W&R Accumulator VUL	8

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                            Financial Statements
                              December 31, 2019
   (With Report of Independent Registered Public Accounting Firm Thereon)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                            Financial Statements

                              December 31, 2019

                                                             PAGE

Report of Independent Registered Public Accounting Firm                                                 1

Statements of Assets, Liabilities, and Policy Owners' Equity                                            3

Statements of Operations                                                                               18

Statements of Changes in Net Assets                                                                    33

Notes to Financial Statements                                                                          49

KPMG LLP
4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Minnesota Life Insurance Company and Policy Owners
     of the Minnesota Life Individual Variable Universal Life Account:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets, liabilities and policy owners' equity of the sub-accounts listed in the Appendix that comprise
Minnesota Life Individual Variable Universal Life Account (the Separate
Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in net assets for each of the years or periods listed in the Appendix, and the related notes, including the financial highlights in Note 7 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and changes in its net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years indicated in Note 7, in conformity with U.S. generally accepted accounting principles.

BASIS FOR OPINION

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
Such procedures also included confirmation of securities owned as of December
31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

                                             [KPMG_SIG]

We have served as the Separate Account's auditor since 2008.

Minneapolis, Minnesota
March 27, 2020

  1

       APPENDIX - MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of assets, liabilities, and policy owners' equity as of December 31,
2019, the related statements of operations for the year or period then ended, and the statements of changes in net assets for each of the years or periods in the two-year period then ended.

   AB VPS Dynamic Asset Allocation Portfolio - Class B Shares (1)
   AB VPS International Value Portfolio - Class A Shares (1)
   American Century Investments II VP Inflation Protection Fund - Class I
       Shares (1)
   American Century(R) VP Income & Growth Fund Class I Shares (1)
   American Funds IS(R) Global Bond Fund - Class 1 Shares (1)
   American Funds IS(R) Global Small Capitalization Fund - Class 1 Shares (1)
          American Funds IS(R) Growth Fund - Class 1 Shares (1)
   American Funds IS(R) Growth-Income Fund - Class 1 Shares (1)
   American Funds IS(R) International Fund - Class 1 Shares (1)
          American Funds IS(R) New World(R) Fund - Class 1 Shares (1)
   American Funds IS(R) U.S. Government/AAA-Rated Securities Fund - Class 1
       Shares (1)
   Fidelity(R) VIP Equity-Income Portfolio - Initial Class (1)
   Fidelity(R) VIP Mid Cap Portfolio - Initial Class (1)
   Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund Class 1 (1)
   Invesco Oppenheimer V.I. International Growth Fund - Series I Shares (1)
          Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I Shares (1)
   Invesco V.I. American Value Fund - Series I Shares (1)
   Invesco V.I. Comstock Fund - Series I Shares (1)
   Ivy VIP - Asset Strategy Class II (1)
   Ivy VIP - Balanced Class II (1)
   Ivy VIP - Core Equity Class II (1)
   Ivy VIP - Corporate Bond Class II (1)
   Ivy VIP - Energy Class II (1)
   Ivy VIP - Global Bond Class II (1)
   Ivy VIP - Global Equity Income Class II (1)
   Ivy VIP - Global Growth Class II (1)
   Ivy VIP - Government Money Market Class II (1)
   Ivy VIP - Growth Class II (1)
   Ivy VIP - High Income Class II (1)
   Ivy VIP - International Core Equity Class II (1)
   Ivy VIP - Limited-Term Bond Class II (1)
   Ivy VIP - Mid Cap Growth Class II (1)
   Ivy VIP - Natural Resources Class II (1)
   Ivy VIP - Pathfinder Aggressive Class II (1)
   Ivy VIP - Pathfinder Conservative Class II (1)
   Ivy VIP - Pathfinder Moderate - Managed Volatility Class II (1)
   Ivy VIP - Pathfinder Moderate Class II (1)
   Ivy VIP - Pathfinder Moderately Aggressive Class II (1)
   Ivy VIP - Pathfinder Moderately Conservative Class II (1)
   Ivy VIP - Science and Technology Class II (1)
   Ivy VIP - Securian Real Estate Securities Class II (1)
   Ivy VIP - Small Cap Core Class II (1)
   Ivy VIP - Small Cap Growth Class II (1)
   Ivy VIP - Value Class II Ivy (1)
   Janus Aspen Series - Janus Henderson Balanced Portfolio - Institutional
       Shares (1)

(1) See Note 1 to the financial statements for the former name of the sub-account.

   Janus Aspen Series - Janus Henderson Flexible Bond Portfolio - Institutional
       Shares (1)
   Janus Aspen Series - Janus Henderson Forty Portfolio - Institutional Shares
       (1)
   Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio - Institutional
       Shares (1)
   Janus Aspen Series - Janus Henderson Overseas Portfolio - Institutional
       Shares (1)
   Janus Aspen Series - Janus Henderson Research Portfolio - Institutional
       Shares (1)
   Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap
       Growth - Class I Shares (1)
   MFS(R) VIT - Mid Cap Growth Series - Initial Class (1)
   MFS(R) VIT II - International Intrinsic Value Portfolio - Initial Class
       (1)
   Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Emerging
       Markets Equity Portfolio - Class II Shares (1)
   Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I
       Shares (1)
   Morningstar Balanced ETF Asset Allocation Portfolio - Class I Shares (1)
   Morningstar Conservative ETF Asset Allocation Portfolio - Class I Shares
       (1)
   Morningstar Growth ETF Asset Allocation Portfolio - Class I Shares (1)
   Morningstar Income and Growth Asset Allocation Portfolio - Class I Shares
       (1)
   Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio -
       Class I Shares (1)
   Northern Lights VT - TOPS(R) Managed Risk Flex ETF Portfolio (1)
   PIMCO VIT - PIMCO Global Diversified Allocation Portfolio Advisor Class
       Shares (1)
   PIMCO VIT - PIMCO Low Duration Portfolio Institutional Class Shares (1)
   PIMCO VIT - PIMCO Total Return Portfolio Institutional Class Shares (1)
   Putnam VT Equity Income Fund - Class IA Shares (1)
   Putnam VT Growth Opportunities Fund - Class IA Shares (1)
   Putnam VT International Equity Fund - Class IA Shares (1)
   Securian Funds Trust - SFT Core Bond Fund - Class 1 Shares (1)
   Securian Funds Trust - SFT Dynamic Managed Volatility Fund (1)
   Securian Funds Trust - SFT Government Money Market Fund (1)
   Securian Funds Trust - SFT Index 400 Mid-Cap Fund - Class 1 Shares (1)
   Securian Funds Trust - SFT Index 500 Fund - Class 1 Shares (1)
   Securian Funds Trust - SFT International Bond Fund - Class 1 Shares (1)
   Securian Funds Trust - SFT Ivy(SM) Growth Fund (1)
   Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund (1)
   Securian Funds Trust - SFT Managed Volatility Equity Fund (1)
   Securian Funds Trust - SFT Real Estate Securities Fund - Class 1 Shares
       (1)
   Securian Funds Trust - T. Rowe Price Value Fund (1)
   Securian Funds Trust - Wellington Core Equity Fund - Class 1 Shares (1)
   Vanguard(R) Variable Insurance Fund Balanced Portfolio (1)
   Vanguard(R) Variable Insurance Fund Capital Growth Portfolio (1)
   Vanguard(R) Variable Insurance Fund Diversified Value Portfolio (1)
   Vanguard(R) Variable Insurance Fund Equity Income Portfolio (1)
   Vanguard(R) Variable Insurance Fund High Yield Bond Portfolio (1)
   Vanguard(R) Variable Insurance Fund International Portfolio (1)
   Vanguard(R) Variable Insurance Fund Money Market Portfolio (1)
   Vanguard(R) Variable Insurance Fund Short-Term Investment-Grade Portfolio
       (1)
   Vanguard(R) Variable Insurance Fund Small Company Growth Portfolio (1)
   Vanguard(R) Variable Insurance Fund Total Bond Market Portfolio (1)
   Vanguard(R) Variable Insurance Fund Total Stock Market Index Portfolio (1)

  2

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------
                                                                                                          AMER            AMER
                                                                      AB VPS DYN                       CENTURY II      CENTURY VP
                                                                      ASSET ALLOC      AB VPS INTL     VP INFL PRO        INC &
                                                                         CL B          VALUE CL A         CL I         GROWTH CL I
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $          8,480,606          615,654          14,111          19,320
Dividend receivable                                                              --               --              --              --
Receivable from Minnesota Life for policy purchase payments                     663               50             994             101
Receivable for investments sold                                                  --               --              --              --
                                                                --------------------------------------------------------------------

           Total assets                                                   8,481,269          615,704          15,105          19,421
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                                  --               --              --              --
Payable for investments purchased                                               663               50             994             101
                                                                --------------------------------------------------------------------

           Total liabilities                                                    663               50             994             101
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $          8,480,606          615,654          14,111          19,320
                                                                ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                         $          8,480,606          615,654          14,111          19,320

           Investment shares                                                634,776           42,843           1,373           1,928
           Investments at cost                                 $          7,758,981          610,824          14,051          18,421

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------
                                                                                  AMER FUNDS
                                                                 AMER FUNDS        IS GLOBAL
                                                                  IS GLOBAL      SMALL CAP CL
                                                                  BOND CL 1            1
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                          27,521           59,833
Dividend receivable                                                         --               --
Receivable from Minnesota Life for policy purchase payments              1,104              549
Receivable for investments sold                                             --               --
                                                                --------------------------------------------------------------------

           Total assets                                                 28,625           60,382
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                             --               --
Payable for investments purchased                                        1,104              549
                                                                --------------------------------------------------------------------

           Total liabilities                                             1,104              549
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                       27,521           59,833
                                                                ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                                  27,521           59,833

           Investment shares                                             2,271            2,233
           Investments at cost                                          27,499           55,431

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  3

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                      AMER FUNDS       AMER FUNDS
                                                                     IS GROWTH CL      IS GROWTH-       AMER FUNDS
                                                                           1            INC CL 1       IS INTL CL 1
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $            212,601           78,599        1,000,915
Dividend receivable                                                              --               --               --
Receivable from Minnesota Life for policy purchase payments                   1,858            1,384            1,686
Receivable for investments sold                                                  --               --               --
                                                                --------------------------------------------------------------------

           Total assets                                                     214,459           79,983        1,002,601
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                                  --               --               --
Payable for investments purchased                                             1,858            1,384            1,686
                                                                --------------------------------------------------------------------

           Total liabilities                                                  1,858            1,384            1,686
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $            212,601           78,599        1,000,915
                                                                ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                         $            212,601           78,599        1,000,915

           Investment shares                                                  2,618            1,550           47,982
           Investments at cost                                 $            197,724           75,312          977,125

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------
                                                                                 AMER FUNDS
                                                                AMER FUNDS          IS US        CLEARBRIDGE
                                                                  IS NEW         GOVT/AAA CL       SM CAP
                                                                WORLD CL 1            1          GROWTH CL I
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                        356,729           12,400          38,553
Dividend receivable                                                        --               --              --
Receivable from Minnesota Life for policy purchase payments               903            1,522             466
Receivable for investments sold                                            --               --              --
                                                                --------------------------------------------------------------------

           Total assets                                               357,632           13,922          39,019
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                            --               --              --
Payable for investments purchased                                         903            1,522             466
                                                                --------------------------------------------------------------------

           Total liabilities                                              903            1,522             466
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                     356,729           12,400          38,553
                                                                ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                                356,729           12,400          38,553

           Investment shares                                           13,805            1,005           1,400
           Investments at cost                                        330,051           12,529          38,643

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  4

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------
                                                                                                                         INVESCO
                                                                     FIDELITY VIP                       FRANKLIN        OPPHMR VI
                                                                        EQUITY-      FIDELITY VIP       SMALL CAP      INTL GROWTH
                                                                       INCOME IC      MID CAP IC      VAL VIP CL 1        SR I
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $          4,072,949       4,580,628        8,004,408         364,863
Dividend receivable                                                              --              --               --              --
Receivable from Minnesota Life for policy purchase payments                   1,059             140            2,531             102
Receivable for investments sold                                                  --              --               --              --
                                                                --------------------------------------------------------------------

           Total assets                                                   4,074,008       4,580,768        8,006,939         364,965
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                                  --              --               --              --
Payable for investments purchased                                             1,059             140            2,531             102
                                                                --------------------------------------------------------------------

           Total liabilities                                                  1,059             140            2,531             102
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $          4,072,949       4,580,628        8,004,408         364,863
                                                                ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                         $          4,072,949       4,580,628        8,004,408         364,863

           Investment shares                                                171,348         139,018          508,863         148,924
           Investments at cost                                 $          3,708,799       4,615,377        8,861,105         328,400

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------
                                                                  INVESCO
                                                                 OPPHMR VI     INVESCO VI
                                                                 MS SM CAP      AMERICAN
                                                                   SR I        VALUE SR I
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                          5,803        153,642
Dividend receivable                                                        --             --
Receivable from Minnesota Life for policy purchase payments               101             51
Receivable for investments sold                                            --             --
                                                                --------------------------------------------------------------------

           Total assets                                                 5,904        153,693
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                            --             --
Payable for investments purchased                                         101             51
                                                                --------------------------------------------------------------------

           Total liabilities                                              101             51
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                       5,803        153,642
                                                                ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                                  5,803        153,642

           Investment shares                                              249          9,651
           Investments at cost                                          5,363        163,654

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  5

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                      INVESCO VI         IVY VIP         IVY VIP         IVY VIP
                                                                      COMSTOCK SR         ASSET        BALANCED CL     CORE EQUITY
                                                                           I         STRATEGY CL II        II             CL II
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $             11,473        8,930,009         506,278       3,134,015
Dividend receivable                                                              --               --              --              --
Receivable from Minnesota Life for policy purchase payments                     101              157               6             329
Receivable for investments sold                                                  --               --              --              --
                                                                --------------------------------------------------------------------

           Total assets                                                      11,574        8,930,166         506,284       3,134,344
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                                  --               --              --              --
Payable for investments purchased                                               101              157               6             329
                                                                --------------------------------------------------------------------

           Total liabilities                                                    101              157               6             329
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $             11,473        8,930,009         506,278       3,134,015
                                                                ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                         $             11,473        8,930,009         506,278       3,134,015

           Investment shares                                                    669          939,991          61,589         248,164
           Investments at cost                                 $             11,666        8,268,174         494,122       2,821,861

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                 IVY VIP
                                                                CORPORATE        IVY VIP
                                                               BOND CL II     ENERGY CL II
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                       660,161         298,903
Dividend receivable                                                       --              --
Receivable from Minnesota Life for policy purchase payments                8               4
Receivable for investments sold                                           --              --
                                                                --------------------------------------------------------------------

           Total assets                                              660,169         298,907
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                           --              --
Payable for investments purchased                                          8               4
                                                                --------------------------------------------------------------------

           Total liabilities                                               8               4
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                    660,161         298,903
                                                                ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                               660,161         298,903

           Investment shares                                         117,943          74,730
           Investments at cost                                       629,225         378,799

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  6

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                        IVY VIP        IVY VIP          IVY VIP          IVY VIP
                                                                      GLOBAL BOND     GLOBAL EQ         GLOBAL         GOVT MONEY
                                                                         CL II        INC CL II      GROWTH CL II     MARKET CL II
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $            150,049        716,961        1,261,517           44,517
Dividend receivable                                                              --             --               --               --
Receivable from Minnesota Life for policy purchase payments                       2              9               81               --
Receivable for investments sold                                                  --             --               --               --
                                                                --------------------------------------------------------------------

           Total assets                                                     150,051        716,970        1,261,598           44,517
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                                  --             --               --               --
Payable for investments purchased                                                 2              9               81               --
                                                                --------------------------------------------------------------------

           Total liabilities                                                      2              9               81               --
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $            150,049        716,961        1,261,517           44,517
                                                                ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                         $            150,049        716,961        1,261,517           44,517

           Investment shares                                                 29,598        119,330          352,694           44,517
           Investments at cost                                 $            144,932        854,703        1,678,579           44,517

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                                    IVY VIP
                                                                   IVY VIP        HIGH INCOME
                                                                GROWTH CL II         CL II
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                       4,101,771        1,207,123
Dividend receivable                                                         --               --
Receivable from Minnesota Life for policy purchase payments                 --               15
Receivable for investments sold                                            102               --
                                                                --------------------------------------------------------------------

           Total assets                                              4,101,873        1,207,138
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                            102               --
Payable for investments purchased                                           --               15
                                                                --------------------------------------------------------------------

           Total liabilities                                               102               15
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                    4,101,771        1,207,123
                                                                ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                               4,101,771        1,207,123

           Investment shares                                           362,139          347,995
           Investments at cost                                       3,928,641        1,254,800

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  7

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------
                                                                                        IVY VIP
                                                                     IVY VIP INTL      LIMITED-        IVY VIP MID       IVY VIP
                                                                      CORE EQUITY      TERM BOND       CAP GROWTH      NATURAL RES
                                                                         CL II           CL II            CL II           CL II
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $          3,822,982         161,161        1,221,405       2,219,789
Dividend receivable                                                              --              --               --              --
Receivable from Minnesota Life for policy purchase payments                     664               2            1,128              27
Receivable for investments sold                                                  --              --               --              --
                                                                --------------------------------------------------------------------

           Total assets                                                   3,823,646         161,163        1,222,533       2,219,816
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                                  --              --               --              --
Payable for investments purchased                                               664               2            1,128              27
                                                                --------------------------------------------------------------------

           Total liabilities                                                    664               2            1,128              27
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $          3,822,982         161,161        1,221,405       2,219,789
                                                                ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                         $          3,822,982         161,161        1,221,405       2,219,789

           Investment shares                                                244,238          32,566           96,281         577,634
           Investments at cost                                 $          3,921,389         159,244        1,041,759       2,378,158

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                IVY VIP PATH
                                                                AGGRESSIVE CL    IVY VIP PATH
                                                                     II          CONSERV CL II
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                       6,344,891          204,701
Dividend receivable                                                         --               --
Receivable from Minnesota Life for policy purchase payments                270                3
Receivable for investments sold                                             --               --
                                                                --------------------------------------------------------------------

           Total assets                                              6,345,161          204,704
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                             --               --
Payable for investments purchased                                          270                3
                                                                --------------------------------------------------------------------

           Total liabilities                                               270                3
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                    6,344,891          204,701
                                                                ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                               6,344,891          204,701

           Investment shares                                         1,268,167           39,718
           Investments at cost                                       6,334,104          193,928

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  8

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                     IVY VIP PATH     IVY VIP PATH
                                                                      MOD - MV CL      MOD AGGR CL     IVY VIP PATH
                                                                          II               II            MOD CL II
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $          7,960,125       11,407,661        3,839,360
Dividend receivable                                                              --               --               --
Receivable from Minnesota Life for policy purchase payments                     647            1,016               47
Receivable for investments sold                                                  --               --               --
                                                                --------------------------------------------------------------------

           Total assets                                                   7,960,772       11,408,677        3,839,407
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                                  --               --               --
Payable for investments purchased                                               647            1,016               47
                                                                --------------------------------------------------------------------

           Total liabilities                                                    647            1,016               47
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $          7,960,125       11,407,661        3,839,360
00000000000000000000                                            ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                         $          7,960,125       11,407,661        3,839,360

           Investment shares                                              1,364,040        2,144,055          739,106
           Investments at cost                                 $          7,550,058       11,576,297        3,964,703

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                IVY VIP PATH      IVY VIP          IVY VIP
                                                                 MOD CONS CL     SCIENCE &       SECURIAN RE
                                                                     II         TECH CL II        SEC CL II
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                         695,622      6,348,734          490,427
Dividend receivable                                                         --             --               --
Receivable from Minnesota Life for policy purchase payments                  9            853               13
Receivable for investments sold                                             --             --               --
                                                                --------------------------------------------------------------------

           Total assets                                                695,631      6,349,587          490,440
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                             --             --               --
Payable for investments purchased                                            9            853               13
                                                                --------------------------------------------------------------------

           Total liabilities                                                 9            853               13
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                      695,622      6,348,734          490,427
                                                                ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                                 695,622      6,348,734          490,427

           Investment shares                                           133,299        212,937           60,932
           Investments at cost                                         692,881      5,298,361          473,920

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  9

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                        IVY VIP          IVY VIP                          JANUS
                                                                       SMALL CAP        SMALL CAP        IVY VIP        HENDERSON
                                                                      CORE CL II      GROWTH CL II     VALUE CL II     BALANCED IS
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $            884,271        1,463,367         891,432         107,739
Dividend receivable                                                              --               --              --              --
Receivable from Minnesota Life for policy purchase payments                     176               18              11             101
Receivable for investments sold                                                  --               --              --              --
                                                                --------------------------------------------------------------------

           Total assets                                                     884,447        1,463,385         891,443         107,840
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                                  --               --              --              --
Payable for investments purchased                                               176               18              11             101
                                                                --------------------------------------------------------------------

           Total liabilities                                                    176               18              11             101
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $            884,271        1,463,367         891,432         107,739
                                                                ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                         $            884,271        1,463,367         891,432         107,739

           Investment shares                                                 64,479          166,765         132,583           2,729
           Investments at cost                                 $            969,980        1,427,123         794,735         104,068

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------
                                                                    JANUS
                                                                  HENDERSON          JANUS
                                                                FLEXIBLE BOND      HENDERSON
                                                                     IS            FORTY IS
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                          14,752          172,227
Dividend receivable                                                         --               --
Receivable from Minnesota Life for policy purchase payments                 50              101
Receivable for investments sold                                             --               --
                                                                --------------------------------------------------------------------

           Total assets                                                 14,802          172,328
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                             --               --
Payable for investments purchased                                           50              101
                                                                --------------------------------------------------------------------

           Total liabilities                                                50              101
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                       14,752          172,227
                                                                ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                                  14,752          172,227

           Investment shares                                             1,242            3,881
           Investments at cost                                          14,763          161,457

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  10

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------
                                                                         JANUS                                         MFS VIT -
                                                                       HENDERSON         JANUS           JANUS          MID CAP
                                                                      MID CAP VAL      HENDERSON       HENDERSON      GROWTH SER
                                                                          IS          OVERSEAS IS     RESEARCH IS         IC
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $             55,270       2,925,939       2,504,760          39,570
Dividend receivable                                                              --              --              --              --
Receivable from Minnesota Life for policy purchase payments                      46             777              29             283
Receivable for investments sold                                                  --              --              --              --
                                                                --------------------------------------------------------------------

           Total assets                                                      55,316       2,926,716       2,504,789          39,853
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                                  --              --              --              --
Payable for investments purchased                                                46             777              29             283
                                                                --------------------------------------------------------------------

           Total liabilities                                                     46             777              29             283
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $             55,270       2,925,939       2,504,760          39,570
                                                                ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                         $             55,270       2,925,939       2,504,760          39,570

           Investment shares                                                  3,304          87,892          61,406           3,973
           Investments at cost                                 $             53,346       2,737,903       2,076,309          38,248

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                               ---------------------------------------------------------------------

                                                                MFS VIT II -      MORGSTANLEY
                                                               INTL INTRINSIC     VIF EMG MK
                                                                   VAL IC           EQ CL 2
                                                               ---------------------------------------------------------------------

ASSETS
Investments at net asset value                                       5,030,573        4,163,618
Dividend receivable                                                         --               --
Receivable from Minnesota Life for policy purchase payments              1,485              382
Receivable for investments sold                                             --               --
                                                               ---------------------------------------------------------------------

           Total assets                                              5,032,058        4,164,000
                                                               ---------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                             --               --
Payable for investments purchased                                        1,485              382
                                                               ---------------------------------------------------------------------

           Total liabilities                                             1,485              382
                                                               ---------------------------------------------------------------------

           Net assets applicable to policy owners                    5,030,573        4,163,618
                                                               =====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                               5,030,573        4,163,618

           Investment shares                                           168,022          261,370
           Investments at cost                                       4,439,312        3,888,434

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  11

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                      MORNINGSTAR      MORNINGSTAR      MORNINGSTAR
                                                                      AGGR GROWTH       BALANCED       CONSERVATIVE
                                                                       ETF CL I         ETF CL I         ETF CL I
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $         51,854,932       14,390,997        2,390,239
Dividend receivable                                                              --               --               --
Receivable from Minnesota Life for policy purchase payments                  20,062           28,752               58
Receivable for investments sold                                                  --               --               --
                                                                --------------------------------------------------------------------

           Total assets                                                  51,874,994       14,419,749        2,390,297
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                                  --               --               --
Payable for investments purchased                                            20,062           28,752               58
                                                                --------------------------------------------------------------------

           Total liabilities                                                 20,062           28,752               58
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $         51,854,932       14,390,997        2,390,239
                                                                ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                         $         51,854,932       14,390,997        2,390,239

           Investment shares                                              4,198,780        1,370,571          213,796
           Investments at cost                                 $         50,149,509       14,948,552        2,362,502

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------
                                                                                                    NEUBERGER
                                                                 MORNINGSTAR      MORNINGSTAR        BERMAN
                                                                 GROWTH ETF        INC & GRO      SUSTAIN EQ CL
                                                                    CL I        ASSET ALL CL I          I
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                      67,996,016        2,456,261           24,181
Dividend receivable                                                         --               --               --
Receivable from Minnesota Life for policy purchase payments                859               59              101
Receivable for investments sold                                             --               --               --
                                                                --------------------------------------------------------------------

           Total assets                                             67,996,875        2,456,320           24,282
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                             --               --               --
Payable for investments purchased                                          859               59              101
                                                                --------------------------------------------------------------------

           Total liabilities                                               859               59              101
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                   67,996,016        2,456,261           24,181
                                                                ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                              67,996,016        2,456,261           24,181

           Investment shares                                         6,114,750          248,107              899
           Investments at cost                                      67,349,701        2,531,094           23,840

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  12

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                       PIMCO VIT        PIMCO VIT        PIMCO VIT
                                                                      GLOBAL DIV           LOW         TOTAL RETURN
                                                                     ALLOC ADV CL      DURATION IS          IS
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $          7,544,836           12,470          191,222
Dividend receivable                                                              --               --               --
Receivable from Minnesota Life for policy purchase payments                      91               50            1,044
Receivable for investments sold                                                  --               --               --
                                                                --------------------------------------------------------------------

           Total assets                                                   7,544,927           12,520          192,266
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                                  --               --               --
Payable for investments purchased                                                91               50            1,044
                                                                --------------------------------------------------------------------

           Total liabilities                                                     91               50            1,044
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $          7,544,836           12,470          191,222
                                                                ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                         $          7,544,836           12,470          191,222

           Investment shares                                                667,685            1,223           17,352
           Investments at cost                                 $          6,760,319           12,472          192,003

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                  PUTNAM VT        PUTNAM VT
                                                                   EQUITY         GROWTH OPP        PUTNAM VT
                                                                INCOME CL IA         CL IA        INTL EQ CL IA
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                          26,147          257,176           20,259
Dividend receivable                                                         --               --               --
Receivable from Minnesota Life for policy purchase payments                958              889               50
Receivable for investments sold                                             --               --               --
                                                                --------------------------------------------------------------------

           Total assets                                                 27,105          258,065           20,309
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                             --               --               --
Payable for investments purchased                                          958              889               50
                                                                --------------------------------------------------------------------

           Total liabilities                                               958              889               50
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                       26,147          257,176           20,259
                                                                ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                                  26,147          257,176           20,259

           Investment shares                                               962           22,286            1,335
           Investments at cost                                          24,511          238,819           18,877

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  13

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                                         SFT         SFT GOVT
                                                                       SFT CORE        DYNAMIC         MONEY         SFT INDEX
                                                                       BOND CL 1       MGD VOL        MARKET        400 MC CL 1
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $          5,031,827     21,272,697         23,715      12,085,390
Dividend receivable                                                              --             --             --              --
Receivable from Minnesota Life for policy purchase payments                   2,413            571             50           1,841
Receivable for investments sold                                                  --             --             --              --
                                                                --------------------------------------------------------------------

           Total assets                                                   5,034,240     21,273,268         23,765      12,087,231
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                                  --             --             --              --
Payable for investments purchased                                             2,413            571             50           1,841
                                                                --------------------------------------------------------------------

           Total liabilities                                                  2,413            571             50           1,841
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $          5,031,827     21,272,697         23,715      12,085,390
                                                                ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                         $          5,031,827     21,272,697         23,715      12,085,390

           Investment shares                                              1,957,318      1,259,293         23,715       2,186,715
           Investments at cost                                 $          4,587,621     16,789,902         23,715      10,034,263

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                SFT INDEX      SFT INTL
                                                                500 CL 1       BOND CL 1
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                    34,914,000      1,395,694
Dividend receivable                                                       --             --
Receivable from Minnesota Life for policy purchase payments            7,442             50
Receivable for investments sold                                           --             --
                                                                --------------------------------------------------------------------

           Total assets                                           34,921,442      1,395,744
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                           --             --
Payable for investments purchased                                      7,442             50
                                                                --------------------------------------------------------------------

           Total liabilities                                           7,442             50
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                 34,914,000      1,395,694
                                                                ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                            34,914,000      1,395,694

           Investment shares                                       2,623,360        532,676
           Investments at cost                                    26,695,226      1,344,060

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  14

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                                        SFT IVY
                                                                        SFT IVY        SMALL CAP        SFT MGD        SFT REAL
                                                                        GROWTH          GROWTH        VOL EQUITY      ESTATE CL 1
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $          2,153,332       1,686,254      11,287,859       5,827,812
Dividend receivable                                                              --              --              --              --
Receivable from Minnesota Life for policy purchase payments                     126           1,879             637             725
Receivable for investments sold                                                  --              --              --              --
                                                                --------------------------------------------------------------------

           Total assets                                                   2,153,458       1,688,133      11,288,496       5,828,537
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                                  --              --              --              --
Payable for investments purchased                                               126           1,879             637             725
                                                                --------------------------------------------------------------------

           Total liabilities                                                    126           1,879             637             725
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $          2,153,332       1,686,254      11,287,859       5,827,812
                                                                ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                         $          2,153,332       1,686,254      11,287,859       5,827,812

           Investment shares                                                 98,560          89,827         834,452       1,029,446
           Investments at cost                                 $          1,730,288       1,496,526       9,738,640       4,711,588

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------
                                                                                     SFT
                                                                                 WELLINGTON
                                                                 SFT T. ROWE     CORE EQUITY
                                                                 PRICE VALUE        CL 1
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                       2,266,989         644,194
Dividend receivable                                                         --              --
Receivable from Minnesota Life for policy purchase payments                310             104
Receivable for investments sold                                             --              --
                                                                --------------------------------------------------------------------

           Total assets                                              2,267,299         644,298
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                             --              --
Payable for investments purchased                                          310             104
                                                                --------------------------------------------------------------------

           Total liabilities                                               310             104
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                    2,266,989         644,194
                                                                ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                               2,266,989         644,194

           Investment shares                                           143,314          34,154
           Investments at cost                                       1,974,639         539,668

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  15

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------
                                                                                                                      VANGUARD
                                                                       TOPS MGD       VANGUARD        VANGUARD           VIF
                                                                       RISK FLEX         VIF         VIF CAPITAL     DIVERSIFIED
                                                                          ETF         BALANCED         GROWTH           VALUE
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $          8,819,279      9,969,212       9,720,959       3,019,227
Dividend receivable                                                              --             --              --              --
Receivable from Minnesota Life for policy purchase payments                     653            957             201             141
Receivable for investments sold                                                  --             --              --              --
                                                                --------------------------------------------------------------------

           Total assets                                                   8,819,932      9,970,169       9,721,160       3,019,368
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                                  --             --              --              --
Payable for investments purchased                                               653            957             201             141
                                                                --------------------------------------------------------------------

           Total liabilities                                                    653            957             201             141
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $          8,819,279      9,969,212       9,720,959       3,019,227
                                                                ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                         $          8,819,279      9,969,212       9,720,959       3,019,227

           Investment shares                                                736,167        399,728         238,493         183,540
           Investments at cost                                 $          8,147,588      9,074,296       7,347,929       2,905,927

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                 VANGUARD        VANGUARD
                                                                VIF EQUITY       VIF HIGH
                                                                  INCOME        YIELD BOND
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                      8,729,447       2,380,403
Dividend receivable                                                        --              --
Receivable from Minnesota Life for policy purchase payments             1,322              76
Receivable for investments sold                                            --              --
                                                                --------------------------------------------------------------------

           Total assets                                             8,730,769       2,380,479
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                            --              --
Payable for investments purchased                                       1,322              76
                                                                --------------------------------------------------------------------

           Total liabilities                                            1,322              76
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                   8,729,447       2,380,403
                                                                ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                              8,729,447       2,380,403

           Investment shares                                          361,169         290,648
           Investments at cost                                      7,898,305       2,285,577

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  16

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                       VANGUARD        VANGUARD         VANGUARD
                                                                          VIF          VIF MONEY       VIF SHORT-
                                                                     INTERNATIONAL      MARKET         TERM INV-GR
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $         12,960,498         314,776          892,732
Dividend receivable                                                              --              15               --
Receivable from Minnesota Life for policy purchase payments                     390              --               38
Receivable for investments sold                                                  --              --               --
                                                                --------------------------------------------------------------------

           Total assets                                                  12,960,888         314,791          892,770
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                                  --              --               --
Payable for investments purchased                                               390              --               38
                                                                --------------------------------------------------------------------

           Total liabilities                                                    390              --               38
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $         12,960,498         314,791          892,732
                                                                ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                         $         12,960,498         314,791          892,732

           Investment shares                                                446,914         314,776           82,355
           Investments at cost                                 $         10,681,026         314,776          873,230

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                  VANGUARD          VANGUARD         VANGUARD
                                                                VIF SMALL CO        VIF TOTAL        VIF TOTAL
                                                                   GROWTH          BOND MARKET     STOCK MARKET
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                      12,513,809         3,507,174        7,752,582
Dividend receivable                                                         --                --               --
Receivable from Minnesota Life for policy purchase payments                522                38            1,503
Receivable for investments sold                                             --                --               --
                                                                --------------------------------------------------------------------

           Total assets                                             12,514,331         3,507,212        7,754,085
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                             --                --               --
Payable for investments purchased                                          522                38            1,503
                                                                --------------------------------------------------------------------

           Total liabilities                                               522                38            1,503
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                   12,513,809         3,507,174        7,752,582
                                                                ====================================================================

POLICY OWNERS' EQUITY
           Total policy owners' equity                              12,513,809         3,507,174        7,752,582

           Investment shares                                           542,193           287,238          181,093
           Investments at cost                                      11,917,515         3,402,630        6,381,711

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  17

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                          Statements of Operations

                   Year or Period ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------
                                                                                                                         AMER
                                                                            AB VPS                         AMER         CENTURY
                                                                              DYN          AB VPS       CENTURY II     VP INC &
                                                                          ASSET ALLOC       INTL        VP INFL PRO     GROWTH
                                                                             CL B        VALUE CL A      CL I (A)      CL I (A)
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $         139,668         5,457            166           159
    Unit value credit (note 3)                                                  22,352            --             --            --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                          162,020         5,457            166           159
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                      8,837            --             --            --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                     135,963        73,463            699         1,988
       Cost of investments sold                                               (120,097)      (69,489)          (701)       (1,925)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                             15,866         3,974             (2)           63

       Net realized gains (losses) on investments                               24,703         3,974             (2)           63

    Net change in unrealized appreciation (depreciation)
       of investments                                                          848,496        79,031             60           899
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net             873,199        83,005             58           962
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $       1,035,219        88,462            224         1,121
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------
                                                                        AMER           AMER
                                                                      FUNDS IS         FUNDS
                                                                       GLOBAL        IS GLOBAL
                                                                        BOND         SMALL CAP
                                                                      CL 1 (A)       CL 1 (A)
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund              199            178
    Unit value credit (note 3)                                                --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                        199            178
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                   --          1,045

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                 1,535         32,349
       Cost of investments sold                                           (1,518)       (32,332)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                           17             17

       Net realized gains (losses) on investments                             17          1,062

    Net change in unrealized appreciation (depreciation)
       of investments                                                         22          4,402
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net            39          5,464
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                               238          5,642
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  18

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                          Statements of Operations

                   Year or Period ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------
                                                                                                                         AMER
                                                                             AMER            AMER                        FUNDS
                                                                             FUNDS           FUNDS          AMER        IS NEW
                                                                           IS GROWTH      IS GROWTH-        FUNDS        WORLD
                                                                           CL 1 (A)      INC CL 1 (A)   IS INTL CL 1   CL 1 (A)
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $           1,292            818         14,987        3,208
    Unit value credit (note 3)                                                      --             --             --           --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                            1,292            818         14,987        3,208
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                        584            448         11,840          690

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                      29,061          2,746         21,854       70,014
       Cost of investments sold                                                (28,661)        (2,861)       (25,247)     (71,664)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                                400           (115)        (3,393)      (1,650)

       Net realized gains (losses) on investments                                  984            333          8,447         (960)

    Net change in unrealized appreciation (depreciation)
       of investments                                                           14,878          3,287        105,631       26,678
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net              15,862          3,620        114,078       25,718
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $          17,154          4,438        129,065       28,926
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------
                                                                         AMER
                                                                         FUNDS       CLEARBRIDGE
                                                                         IS US         SM CAP
                                                                       GOVT/AAA        GROWTH
                                                                       CL 1 (A)       CL I (A)
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund               193             --
    Unit value credit (note 3)                                                 --             23
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                         193             23
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                    --          2,588

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                    700          3,417
       Cost of investments sold                                              (696)        (3,432)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                             4            (15)

       Net realized gains (losses) on investments                               4          2,573

    Net change in unrealized appreciation (depreciation)
       of investments                                                        (129)           (90)
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net           (125)         2,483
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                                 68          2,506
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  19

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                          Statements of Operations

                   Year or Period ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                                                                        INVESCO
                                                                         FIDELITY VIP    FIDELITY       FRANKLIN       OPPHMR VI
                                                                            EQUITY-       VIP MID       SMALL CAP     INTL GROWTH
                                                                           INCOME IC      CAP IC      VAL VIP CL 1     SR I (A)
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $          75,022       36,209         88,139             31
    Unit value credit (note 3)                                                   3,634        4,069         10,285            101
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                           78,656       40,278         98,424            132
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                    226,161      421,076      1,106,672            153

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                     401,297      339,249        511,797          2,450
       Cost of investments sold                                               (445,404)    (396,905)      (737,061)        (2,409)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                            (44,107)     (57,656)      (225,264)            41

       Net realized gains (losses) on investments                              182,054      363,420        881,408            194

    Net change in unrealized appreciation (depreciation)
       of investments                                                          612,978      430,273        635,741         36,462
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net             795,032      793,693      1,517,149         36,656
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $         873,688      833,971      1,615,573         36,788
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                        INVESCO
                                                                       OPPHMR VI    INVESCO VI
                                                                       MS SM CAP     AMERICAN
                                                                       SR I (A)     VALUE SR I
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund                --           936
    Unit value credit (note 3)                                                  1           183
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                           1         1,119
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                     1         9,815

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                    906         9,088
       Cost of investments sold                                              (869)       (9,415)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                            37          (327)

       Net realized gains (losses) on investments                              38         9,488

    Net change in unrealized appreciation (depreciation)
       of investments                                                         440        14,862
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net            478        24,350
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                                479        25,469
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  20

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                          Statements of Operations

                   Year or Period ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                                           IVY VIP
                                                                          INVESCO VI        ASSET        IVY VIP        IVY VIP
                                                                           COMSTOCK       STRATEGY      BALANCED      CORE EQUITY
                                                                           SR I (A)         CL II         CL II          CL II
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $             142       181,811         7,836         15,925
    Unit value credit (note 3)                                                       5        38,209         2,041         12,921
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                              147       220,020         9,877         28,846
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                        925       346,532        35,301        280,622

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                       1,769     1,232,427        25,547        477,969
       Cost of investments sold                                                 (1,904)   (1,386,600)      (32,667)      (488,217)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                               (135)     (154,173)       (7,120)       (10,248)

       Net realized gains (losses) on investments                                  790       192,359        28,181        270,374

    Net change in unrealized appreciation (depreciation)
       of investments                                                             (193)    1,271,367        53,116        484,158
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net                 597     1,463,726        81,297        754,532
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $             744     1,683,746        91,174        783,378
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                        IVY VIP      IVY VIP
                                                                       CORPORATE     ENERGY
                                                                      BOND CL II      CL II
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund            17,037           --
    Unit value credit (note 3)                                              2,815        1,192
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                      19,852        1,192
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                    --           --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                 36,694       39,886
       Cost of investments sold                                           (39,613)     (68,025)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                        (2,919)     (28,139)

       Net realized gains (losses) on investments                          (2,919)     (28,139)

    Net change in unrealized appreciation (depreciation)
       of investments                                                      56,744       38,771
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net         53,825       10,632
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                             73,677       11,824
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  21

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                          Statements of Operations

                   Year or Period ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                            IVY VIP                     IVY VIP        IVY VIP
                                                                            GLOBAL         IVY VIP      GLOBAL       GOVT MONEY
                                                                             BOND         GLOBAL EQ     GROWTH         MARKET
                                                                             CL II        INC CL II      CL II          CL II
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $           4,832        17,708        7,037            771
    Unit value credit (note 3)                                                     611         2,860        4,984             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                            5,443        20,568       12,021            771
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                         --       162,768      715,209              5

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                       4,961        20,339      135,731          5,906
       Cost of investments sold                                                 (5,242)      (23,938)    (243,722)        (5,906)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                               (281)       (3,599)    (107,991)            --

       Net realized gains (losses) on investments                                 (281)      159,169      607,218              5

    Net change in unrealized appreciation (depreciation)
       of investments                                                            7,446       (45,937)    (368,079)            --
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net               7,165       113,232      239,139              5
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $          12,608       133,800      251,160            776
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                                   IVY VIP
                                                                      IVY VIP       HIGH
                                                                      GROWTH       INCOME
                                                                       CL II        CL II
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund              --       72,478
    Unit value credit (note 3)                                           16,193        5,075
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                    16,193       77,553
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund             873,130           --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                              350,141       52,955
       Cost of investments sold                                        (357,607)     (60,161)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                      (7,466)      (7,206)

       Net realized gains (losses) on investments                       865,664       (7,206)

    Net change in unrealized appreciation (depreciation)
       of investments                                                   210,365       51,663
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net    1,076,029       44,457
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                        1,092,222      122,010
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  22

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                          Statements of Operations

                   Year or Period ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                            IVY VIP         IVY VIP       IVY VIP
                                                                             INTL          LIMITED-       MID CAP       IVY VIP
                                                                          CORE EQUITY      TERM BOND      GROWTH        NATURAL
                                                                             CL II           CL II         CL II       RES CL II
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $          52,610          2,783            --        20,612
    Unit value credit (note 3)                                                  15,492            698         4,909         9,501
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                           68,102          3,481         4,909        30,113
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                    276,207             --       176,673            --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                     344,086          7,717       129,793       260,777
       Cost of investments sold                                               (389,535)        (7,791)      (98,300)     (379,287)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                            (45,449)           (74)       31,493      (118,510)

       Net realized gains (losses) on investments                              230,758            (74)      208,166      (118,510)

    Net change in unrealized appreciation (depreciation)
       of investments                                                          299,882          3,674       124,122       279,828
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net             530,640          3,600       332,288       161,318
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $         598,742          7,081       337,197       191,431
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                        IVY VIP      IVY VIP
                                                                         PATH         PATH
                                                                      AGGRESSIVE     CONSERV
                                                                         CL II        CL II
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund           158,617        3,849
    Unit value credit (note 3)                                             25,988          907
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                     184,605        4,756
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund               505,500        9,529

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                268,004       35,169
       Cost of investments sold                                          (291,935)     (33,952)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                       (23,931)       1,217

       Net realized gains (losses) on investments                         481,569       10,746

    Net change in unrealized appreciation (depreciation)
       of investments                                                     539,365       12,960
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net      1,020,934       23,706
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                          1,205,539       28,462
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  23

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                          Statements of Operations

                   Year or Period ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                            IVY VIP        IVY VIP       IVY VIP       IVY VIP
                                                                           PATH MOD-      PATH MOD      PATH MOD      PATH MOD
                                                                           MV CL II      AGGR CL II       CL II      CONS CL II
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $         129,194       278,714        97,221        15,196
    Unit value credit (note 3)                                                  17,544        47,172        17,108         2,975
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                          146,738       325,886       114,329        18,171
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                    324,511       947,778       300,036        42,111

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                     170,937       317,621       508,823        38,600
       Cost of investments sold                                               (158,286)     (333,706)     (518,550)      (43,550)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                             12,651       (16,085)       (9,727)       (4,950)

       Net realized gains (losses) on investments                              337,162       931,693       290,309        37,161

    Net change in unrealized appreciation (depreciation)
       of investments                                                          612,254       777,311       271,599        49,229
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net             949,416     1,709,004       561,908        86,390
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $       1,096,154     2,034,890       676,237       104,561
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                     ---------------------------------------------------------------

                                                                                     IVY VIP
                                                                       IVY VIP      SECURIAN
                                                                      SCIENCE &      RE SEC
                                                                     TECH CL II       CL II
                                                                     ---------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund               --         7,468
    Unit value credit (note 3)                                            23,222         2,136
                                                                     ---------------------------------------------------------------
       Investment income (loss) - net                                     23,222         9,604
                                                                     ---------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund              542,560         2,090

    Realized gains (losses) on sales of investments
       Proceeds from sales                                               448,796        60,037
       Cost of investments sold                                         (387,741)      (66,619)
                                                                     ---------------------------------------------------------------
    Realized gains (losses) on sales of investments                       61,055        (6,582)

       Net realized gains (losses) on investments                        603,615        (4,492)

    Net change in unrealized appreciation (depreciation)
       of investments                                                  1,371,497        96,952
                                                                     ---------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net     1,975,112        92,460
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                         1,998,334       102,064
                                                                     ===============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  24

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                          Statements of Operations

                   Year or Period ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                     ---------------------------------------------------------------

                                                                                           IVY VIP                        JANUS
                                                                            IVY VIP       SMALL CAP                     HENDERSON
                                                                           SMALL CAP       GROWTH         IVY VIP       BALANCED
                                                                          CORE CL II        CL II       VALUE CL II      IS (A)
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $              --            --          6,173            765
    Unit value credit (note 3)                                                   2,987         6,187          3,500             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                            2,987         6,187          9,673            765
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                    111,248       107,520         42,071              2

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                      19,439       186,484         26,707          4,666
       Cost of investments sold                                                (26,350)     (253,819)       (29,178)        (4,506)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                             (6,911)      (67,335)        (2,471)           160

       Net realized gains (losses) on investments                              104,337        40,185         39,600            162

    Net change in unrealized appreciation (depreciation)
       of investments                                                           29,224       231,000        133,534          3,671
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net             133,561       271,185        173,134          3,833
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $         136,548       277,372        182,807          4,598
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                         JANUS
                                                                       HENDERSON        JANUS
                                                                       FLEXIBLE       HENDERSON
                                                                      BOND IS (A)   FORTY IS (A)
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund               177            112
    Unit value credit (note 3)                                                 --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                         177            112
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                    --            329

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                  7,824         16,794
       Cost of investments sold                                            (7,653)       (16,448)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                           171            346

       Net realized gains (losses) on investments                             171            675

    Net change in unrealized appreciation (depreciation)
       of investments                                                         (11)        10,770
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net            160         11,445
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                                337         11,557
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  25

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                          Statements of Operations

                   Year or Period ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                             JANUS           JANUS          JANUS        MFS VIT -
                                                                           HENDERSON       HENDERSON      HENDERSON       MID CAP
                                                                            MID CAP        OVERSEAS       RESEARCH        GROWTH
                                                                          VAL IS (A)          IS             IS         SER IC (A)
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $             280         50,256          9,888             --
    Unit value credit (note 3)                                                      --             --             --             19
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                              280         50,256          9,888             19
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                        629             --        212,195            717

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                       1,516        304,711        139,091          1,808
       Cost of investments sold                                                 (1,524)      (385,925)      (102,830)        (1,994)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                                 (8)       (81,214)        36,261           (186)

       Net realized gains (losses) on investments                                  621        (81,214)       248,456            531

    Net change in unrealized appreciation (depreciation)
       of investments                                                            1,924        659,871        359,640          1,322
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net               2,545        578,657        608,096          1,853
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $           2,825        628,913        617,984          1,872
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                     ---------------------------------------------------------------
                                                                        MFS
                                                                     VIT II -
                                                                       INTL        MORGSTANLEY
                                                                     INTRINSIC       VIF EMG
                                                                      VAL IC       MK EQ CL 2
                                                                     ---------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund          80,440         33,804
    Unit value credit (note 3)                                            8,403         15,426
                                                                     ---------------------------------------------------------------
       Investment income (loss) - net                                    88,843         49,230
                                                                     ---------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund             132,000        230,257

    Realized gains (losses) on sales of investments
       Proceeds from sales                                              262,224        175,340
       Cost of investments sold                                        (219,073)      (170,636)
                                                                     ---------------------------------------------------------------
    Realized gains (losses) on sales of investments                      43,151          4,704

       Net realized gains (losses) on investments                       175,151        234,961

    Net change in unrealized appreciation (depreciation)
       of investments                                                   681,885        360,512
                                                                     ---------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net      857,036        595,473
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                          945,879        644,703
                                                                     ===============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  26

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                          Statements of Operations

                   Year or Period ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                          MORNINGSTAR
                                                                             AGGR         MORNINGSTAR    MORNINGSTAR    MORNINGSTAR
                                                                            GROWTH         BALANCED     CONSERVATIVE      GROWTH
                                                                           ETF CL I        ETF CL I       ETF CL I       ETF CL I
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $         862,448        319,249         52,144      1,293,436
    Unit value credit (note 3)                                                  59,654         17,628          2,896         86,267
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                          922,102        336,877         55,040      1,379,703
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                  1,701,128        279,888         18,130      2,896,538

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                   3,462,787      1,611,754        299,461     10,175,037
       Cost of investments sold                                             (2,986,238)    (1,645,861)      (309,760)    (9,338,432)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                            476,549        (34,107)       (10,299)       836,605

       Net realized gains (losses) on investments                            2,177,677        245,781          7,831      3,733,143

    Net change in unrealized appreciation (depreciation)
       of investments                                                        6,128,151      1,484,797        145,743      6,942,106
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net           8,305,828      1,730,578        153,574     10,675,249
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $       9,227,930      2,067,455        208,614     12,054,952
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                      MORNINGSTAR     NEUBERGER
                                                                       INC & GRO       BERMAN
                                                                         ASSET         SUSTAIN
                                                                       ALL CL I      EQ CL I (A)
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund            59,143             18
    Unit value credit (note 3)                                              3,264             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                      62,407             18
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                58,185            247

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                536,466            815
       Cost of investments sold                                          (592,561)          (832)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                       (56,095)           (17)

       Net realized gains (losses) on investments                           2,090            230

    Net change in unrealized appreciation (depreciation)
       of investments                                                     247,570            341
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net        249,660            571
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                            312,067            589
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  27

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                          Statements of Operations

                   Year or Period ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                             PIMCO          PIMCO         PIMCO        PUTNAM VT
                                                                          VIT GLOBAL       VIT LOW      VIT TOTAL       EQUITY
                                                                           DIV ALLOC      DURATION       RETURN         INCOME
                                                                            ADV CL         IS (A)        IS (A)        CL IA (A)
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $         175,605           107         1,023             --
    Unit value credit (note 3)                                                  12,929            --            --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                          188,534           107         1,023             --
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                         --            --            --             --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                     103,683           835         2,169         21,412
       Cost of investments sold                                                (83,981)         (833)       (2,118)       (21,661)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                             19,702             2            51           (249)

       Net realized gains (losses) on investments                               19,702             2            51           (249)

    Net change in unrealized appreciation (depreciation)
       of investments                                                        1,016,221            (2)         (781)         1,636
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net           1,035,923            --          (730)         1,387
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $       1,224,457           107           293          1,387
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                        PUTNAM        PUTNAM
                                                                       VT GROWTH        VT
                                                                          OPP         INTL EQ
                                                                       CL IA (A)     CL IA (A)
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund                --            --
    Unit value credit (note 3)                                                 --            --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                          --            --
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                    --            --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                  2,642         2,962
       Cost of investments sold                                            (2,531)       (2,892)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                           111            70

       Net realized gains (losses) on investments                             111            70

    Net change in unrealized appreciation (depreciation)
       of investments                                                      18,358         1,382
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net         18,469         1,452
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                             18,469         1,452
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  28

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                          Statements of Operations

                   Year or Period ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                                             SFT         SFT GOVT         SFT
                                                                           SFT CORE        DYNAMIC         MONEY       INDEX 400
                                                                           BOND CL 1       MGD VOL      MARKET (A)      MC CL 1
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $              --            --            219            --
    Unit value credit (note 3)                                                   2,139        47,064             52         4,994
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                            2,139        47,064            271         4,994
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                         --            --             --            --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                     333,518       368,632        117,005       503,298
       Cost of investments sold                                               (278,600)     (268,292)      (117,005)     (333,753)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                             54,918       100,340             --       169,545

       Net realized gains (losses) on investments                               54,918       100,340             --       169,545

    Net change in unrealized appreciation (depreciation)
       of investments                                                          299,745     3,341,719             --     1,983,619
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net             354,663     3,442,059             --     2,153,164
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $         356,802     3,489,123            271     2,158,158
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                         SFT
                                                                      INDEX 500     SFT INTL
                                                                        CL 1        BOND CL 1
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund               --            --
    Unit value credit (note 3)                                            27,192            --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                     27,192            --
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                   --            --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                               845,166       160,216
       Cost of investments sold                                         (515,959)     (150,131)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                      329,207        10,085

       Net realized gains (losses) on investments                        329,207        10,085

    Net change in unrealized appreciation (depreciation)
       of investments                                                  6,720,083        13,120
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net     7,049,290        23,205
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                         7,076,482        23,205
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  29

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                          Statements of Operations

                   Year or Period ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                                           SFT IVY
                                                                            SFT IVY       SMALL CAP      SFT MGD       SFT REAL
                                                                            GROWTH         GROWTH      VOL EQUITY     ESTATE CL 1
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $              --            --            --             --
    Unit value credit (note 3)                                                   7,644         6,258        24,353          5,086
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                            7,644         6,258        24,353          5,086
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                         --            --            --             --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                     180,559       168,168       187,450        478,060
       Cost of investments sold                                               (124,617)     (110,966)     (153,302)      (323,667)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                             55,942        57,202        34,148        154,393

       Net realized gains (losses) on investments                               55,942        57,202        34,148        154,393

    Net change in unrealized appreciation (depreciation)
       of investments                                                          431,150       187,215     1,416,759        891,387
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net             487,092       244,417     1,450,907      1,045,780
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $         494,736       250,675     1,475,260      1,050,866
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                                         SFT
                                                                          SFT        WELLINGTON
                                                                        T. ROWE         CORE
                                                                      PRICE VALUE    EQUITY CL 1
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund                --             --
    Unit value credit (note 3)                                              8,396            915
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                       8,396            915
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                    --             --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                315,568        100,911
       Cost of investments sold                                          (241,836)       (72,667)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                        73,732         28,244

       Net realized gains (losses) on investments                          73,732         28,244

    Net change in unrealized appreciation (depreciation)
       of investments                                                     338,324         99,184
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net        412,056        127,428
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                            420,452        128,343
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  30

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                          Statements of Operations

                   Year or Period ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                                                        VANGUARD       VANGUARD
                                                                           TOPS MGD       VANGUARD         VIF            VIF
                                                                           RISK FLEX         VIF         CAPITAL      DIVERSIFIED
                                                                              ETF         BALANCED       GROWTH          VALUE
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $         133,263       215,130        92,763         64,712
    Unit value credit (note 3)                                                  19,482            --            --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                          152,745       215,130        92,763         64,712
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                    149,418       432,574       226,738        128,456

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                     140,503       330,220     1,495,762        144,069
       Cost of investments sold                                               (123,715)     (325,473)     (971,722)      (168,021)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                             16,788         4,747       524,040        (23,952)

       Net realized gains (losses) on investments                              166,206       437,321       750,778        104,504

    Net change in unrealized appreciation (depreciation)
       of investments                                                          739,480     1,019,905     1,189,999        372,118
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net             905,686     1,457,226     1,940,777        476,622
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $       1,058,431     1,672,356     2,033,540        541,334
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                       VANGUARD       VANGUARD
                                                                      VIF EQUITY      VIF HIGH
                                                                        INCOME       YIELD BOND
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund           180,988        117,754
    Unit value credit (note 3)                                                 --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                     180,988        117,754
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund               439,538             --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                681,270        201,923
       Cost of investments sold                                          (640,445)      (210,271)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                        40,825         (8,348)

       Net realized gains (losses) on investments                         480,363         (8,348)

    Net change in unrealized appreciation (depreciation)
       of investments                                                     966,916        184,606
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net      1,447,279        176,258
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                          1,628,267        294,012
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  31

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                          Statements of Operations

                   Year or Period ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                                                          VANGUARD      VANGUARD
                                                                           VANGUARD        VANGUARD          VIF           VIF
                                                                              VIF          VIF MONEY     SHORT-TERM     SMALL CO
                                                                         INTERNATIONAL      MARKET         INV-GR        GROWTH
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $         139,630         11,360         20,326        52,075
    Unit value credit (note 3)                                                      --             --             --            --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                          139,630         11,360         20,326        52,075
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                    304,500             --             --     1,131,635

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                     614,697        798,971        164,610       644,177
       Cost of investments sold                                               (518,698)      (798,971)      (164,388)     (702,332)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                             95,999             --            222       (58,155)

       Net realized gains (losses) on investments                              400,499             --            222     1,073,480

    Net change in unrealized appreciation (depreciation)
       of investments                                                        2,268,479             --         22,844     1,435,087
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net           2,668,978             --         23,066     2,508,567
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $       2,808,608         11,360         43,392     2,560,642
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                       VANGUARD       VANGUARD
                                                                          VIF            VIF
                                                                      TOTAL BOND     TOTAL STOCK
                                                                        MARKET         MARKET
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund            69,699         98,606
    Unit value credit (note 3)                                                 --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                      69,699         98,606
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                    --        176,550

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                279,308        495,487
       Cost of investments sold                                          (280,341)      (422,234)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                        (1,033)        73,253

       Net realized gains (losses) on investments                          (1,033)       249,803

    Net change in unrealized appreciation (depreciation)
       of investments                                                     158,482      1,345,967
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net        157,449      1,595,770
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                            227,148      1,694,376
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

(a) For the period from May 1, 2019 through December 31, 2019.

  32

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                                                             AMER
                                                                       AB VPS DYN                         CENTURY II
                                                                       ASSET ALLOC       AB VPS INTL      VP INFL PRO
                                                                          CL B           VALUE CL A        CL I (A)
                                                                      --------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $          110,770            9,191               --
      Net realized gains (losses) on investments                              21,992            5,042               --
      Net change in unrealized appreciation (depreciation)
             of investments                                                 (571,133)        (159,257)              --
                                                                      --------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations             (438,371)        (145,024)              --

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             1,850,921           83,063               --
      Policy terminations, withdrawal payments and charges                  (159,932)         (24,666)              --
                                                                      --------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                 1,690,989           58,397               --
                                                                      --------------------------------------------------------------

Increase (decrease) in net assets                                          1,252,618          (86,627)              --

Net assets at the beginning of year or period                              4,758,626          592,879               --
                                                                      --------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $        6,011,244          506,252               --
                                                                      ==============================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $          162,020            5,457              166
      Net realized gains (losses) on investments                              24,703            3,974               (2)
      Net change in unrealized appreciation (depreciation)
             of investments                                                  848,496           79,031               60
                                                                      --------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations            1,035,219           88,462              224

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             1,575,110           94,403           14,586
      Policy terminations, withdrawal payments and charges                  (140,967)         (73,463)            (699)
                                                                      --------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                 1,434,143           20,940           13,887
                                                                      --------------------------------------------------------------

Increase (decrease) in net assets                                          2,469,362          109,402           14,111

Net assets at the beginning of year or period                              6,011,244          506,252               --
                                                                      --------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $        8,480,606          615,654           14,111
                                                                      ==============================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------
                                                                      AMER
                                                                   CENTURY VP                          AMER FUNDS
                                                                      INC &          AMER FUNDS         IS GLOBAL
                                                                   GROWTH CL I        IS GLOBAL       SMALL CAP CL
                                                                       (A)          BOND CL 1 (A)         1 (A)
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                          --               --                --
      Net realized gains (losses) on investments                              --               --                --
      Net change in unrealized appreciation (depreciation)
             of investments                                                   --               --                --
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations               --               --                --

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                --               --                --
      Policy terminations, withdrawal payments and charges                    --               --                --
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    --               --                --
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                             --               --                --

Net assets at the beginning of year or period                                 --               --                --
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                       --               --                --
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                         159              199               178
      Net realized gains (losses) on investments                              63               17             1,062
      Net change in unrealized appreciation (depreciation)
             of investments                                                  899               22             4,402
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations            1,121              238             5,642

Policy transactions (notes 3 and 6)
      Policy purchase payments                                            20,187           28,818            86,540
      Policy terminations, withdrawal payments and charges                (1,988)          (1,535)          (32,349)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                18,199           27,283            54,191
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                         19,320           27,521            59,833

Net assets at the beginning of year or period                                 --               --                --
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                   19,320           27,521            59,833
                                                                   ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  33

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                       AMER FUNDS        AMER FUNDS
                                                                      IS GROWTH CL       IS GROWTH-       AMER FUNDS
                                                                          1 (A)         INC CL 1 (A)     IS INTL CL 1
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $               --               --            7,522
      Net realized gains (losses) on investments                                  --               --           34,320
      Net change in unrealized appreciation (depreciation)
             of investments                                                       --               --         (102,697)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                   --               --          (60,855)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                    --               --          584,462
      Policy terminations, withdrawal payments and charges                        --               --         (339,638)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                        --               --          244,824
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                                 --               --          183,969

Net assets at the beginning of year or period                                     --               --          192,111
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $               --               --          376,080
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $            1,292              818           14,987
      Net realized gains (losses) on investments                                 984              333            8,447
      Net change in unrealized appreciation (depreciation)
             of investments                                                   14,878            3,287          105,631
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations               17,154            4,438          129,065

Policy transactions (notes 3 and 6)
      Policy purchase payments                                               224,508           76,907          517,624
      Policy terminations, withdrawal payments and charges                   (29,061)          (2,746)         (21,854)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                   195,447           74,161          495,770
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                            212,601           78,599          624,835

Net assets at the beginning of year or period                                     --               --          376,080
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $          212,601           78,599        1,000,915
                                                                   ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                   AMER FUNDS        AMER FUNDS       CLEARBRIDGE
                                                                     IS NEW             IS US           SM CAP
                                                                   WORLD CL 1        GOVT/AAA CL      GROWTH CL I
                                                                       (A)              1 (A)             (A)
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                          --               --               --
      Net realized gains (losses) on investments                              --               --               --
      Net change in unrealized appreciation (depreciation)
             of investments                                                   --               --               --
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations               --               --               --

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                --               --               --
      Policy terminations, withdrawal payments and charges                    --               --               --
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    --               --               --
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                             --               --               --

Net assets at the beginning of year or period                                 --               --               --
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                       --               --               --
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                       3,208              193               23
      Net realized gains (losses) on investments                            (960)               4            2,573
      Net change in unrealized appreciation (depreciation)
             of investments                                               26,678             (129)             (90)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           28,926               68            2,506

Policy transactions (notes 3 and 6)
      Policy purchase payments                                           397,817           13,032           39,471
      Policy terminations, withdrawal payments and charges               (70,014)            (700)          (3,424)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions               327,803           12,332           36,047
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                        356,729           12,400           38,553

Net assets at the beginning of year or period                                 --               --               --
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                  356,729           12,400           38,553
                                                                   ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  34

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                      FIDELITY VIP                         FRANKLIN
                                                                         EQUITY-        FIDELITY VIP       SMALL CAP
                                                                        INCOME IC        MID CAP IC      VAL VIP CL 1
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $           81,178           29,786           77,566
      Net realized gains (losses) on investments                             146,506          334,844          885,049
      Net change in unrealized appreciation (depreciation)
             of investments                                                 (501,605)        (928,929)      (1,783,451)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations             (273,921)        (564,299)        (820,836)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                               419,521          714,629        1,161,414
      Policy terminations, withdrawal payments and charges                  (236,221)        (471,331)        (444,758)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                   183,300          243,298          716,656
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                            (90,621)        (321,001)        (104,180)

Net assets at the beginning of year or period                              3,233,493        3,761,328        5,771,571
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $        3,142,872        3,440,327        5,667,391
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $           78,656           40,278           98,424
      Net realized gains (losses) on investments                             182,054          363,420          881,408
      Net change in unrealized appreciation (depreciation)
             of investments                                                  612,978          430,273          635,741
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations              873,688          833,971        1,615,573

Policy transactions (notes 3 and 6)
      Policy purchase payments                                               459,345          646,859        1,235,826
      Policy terminations, withdrawal payments and charges                  (402,956)        (340,529)        (514,382)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    56,389          306,330          721,444
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                            930,077        1,140,301        2,337,017

Net assets at the beginning of year or period                              3,142,872        3,440,327        5,667,391
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $        4,072,949        4,580,628        8,004,408
                                                                   ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                     INVESCO           INVESCO
                                                                    OPPHMR VI         OPPHMR VI      INVESCO VI
                                                                   INTL GROWTH        MS SM CAP       AMERICAN
                                                                    SR I (A)          SR I (A)       VALUE SR I
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                          --               --             583
      Net realized gains (losses) on investments                              --               --          13,944
      Net change in unrealized appreciation (depreciation)
             of investments                                                   --               --         (28,503)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations               --               --         (13,976)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                --               --          59,536
      Policy terminations, withdrawal payments and charges                    --               --          (6,464)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    --               --          53,072
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                             --               --          39,096

Net assets at the beginning of year or period                                 --               --          45,806
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                       --               --          84,902
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                         132                1           1,119
      Net realized gains (losses) on investments                             194               38           9,488
      Net change in unrealized appreciation (depreciation)
             of investments                                               36,462              440          14,862
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           36,788              479          25,469

Policy transactions (notes 3 and 6)
      Policy purchase payments                                           330,565            6,231          52,453
      Policy terminations, withdrawal payments and charges                (2,490)            (907)         (9,182)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions               328,075            5,324          43,271
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                        364,863            5,803          68,740

Net assets at the beginning of year or period                                 --               --          84,902
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                  364,863            5,803         153,642
                                                                   ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  35

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                       INVESCO VI           IVY VIP          IVY VIP
                                                                       COMSTOCK SR           ASSET         BALANCED CL
                                                                          I (A)         STRATEGY CL II         II
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $               --           197,534            8,349
      Net realized gains (losses) on investments                                  --           219,457           (6,244)
      Net change in unrealized appreciation (depreciation)
             of investments                                                       --          (828,465)         (14,254)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                   --          (411,474)         (12,149)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                    --           817,353           46,183
      Policy terminations, withdrawal payments and charges                        --        (1,025,991)         (39,462)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                        --          (208,638)           6,721
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                                 --          (620,112)          (5,428)

Net assets at the beginning of year or period                                     --         8,465,909          404,232
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $               --         7,845,797          398,804
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $              147           220,020            9,877
      Net realized gains (losses) on investments                                 790           192,359           28,181
      Net change in unrealized appreciation (depreciation)
             of investments                                                     (193)        1,271,367           53,116
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                  744         1,683,746           91,174

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                12,500           649,097           42,752
      Policy terminations, withdrawal payments and charges                    (1,771)       (1,248,631)         (26,452)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    10,729          (599,534)          16,300
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                             11,473         1,084,212          107,474

Net assets at the beginning of year or period                                     --         7,845,797          398,804
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $           11,473         8,930,009          506,278
                                                                   ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                     IVY VIP          IVY VIP
                                                                   CORE EQUITY       CORPORATE         IVY VIP
                                                                      CL II         BOND CL II      ENERGY CL II
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                      24,778          14,660            1,566
      Net realized gains (losses) on investments                         197,889          (5,230)         (15,410)
      Net change in unrealized appreciation (depreciation)
             of investments                                             (338,153)        (17,715)        (103,114)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations         (115,486)         (8,285)        (116,958)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                           247,674          61,954           56,084
      Policy terminations, withdrawal payments and charges              (198,861)        (40,081)         (59,308)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                48,813          21,873           (3,224)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                        (66,673)         13,588         (120,182)

Net assets at the beginning of year or period                          2,631,862         562,412          352,573
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                2,565,189         576,000          232,391
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                      28,846          19,852            1,192
      Net realized gains (losses) on investments                         270,374          (2,919)         (28,139)
      Net change in unrealized appreciation (depreciation)
             of investments                                              484,158          56,744           38,771
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          783,378          73,677           11,824

Policy transactions (notes 3 and 6)
      Policy purchase payments                                           268,490          48,637           94,848
      Policy terminations, withdrawal payments and charges              (483,042)        (38,153)         (40,160)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions              (214,552)         10,484           54,688
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                        568,826          84,161           66,512

Net assets at the beginning of year or period                          2,565,189         576,000          232,391
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                3,134,015         660,161          298,903
                                                                   ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  36

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                         IVY VIP          IVY VIP          IVY VIP
                                                                       GLOBAL BOND       GLOBAL EQ         GLOBAL
                                                                          CL II          INC CL II      GROWTH CL II
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $            3,458          12,439            9,451
      Net realized gains (losses) on investments                                (476)         49,917           81,791
      Net change in unrealized appreciation (depreciation)
             of investments                                                   (2,464)       (131,468)        (157,868)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                  518         (69,112)         (66,626)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                39,401          54,883          193,944
      Policy terminations, withdrawal payments and charges                    (6,419)        (56,786)         (83,506)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    32,982          (1,903)         110,438
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                             33,500         (71,015)          43,812

Net assets at the beginning of year or period                                 82,576         615,001          917,190
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $          116,076         543,986          961,002
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $            5,443          20,568           12,021
      Net realized gains (losses) on investments                                (281)        159,169          607,218
      Net change in unrealized appreciation (depreciation)
             of investments                                                    7,446         (45,937)        (368,079)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations               12,608         133,800          251,160

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                26,591          60,741          186,988
      Policy terminations, withdrawal payments and charges                    (5,226)        (21,566)        (137,633)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    21,365          39,175           49,355
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                             33,973         172,975          300,515

Net assets at the beginning of year or period                                116,076         543,986          961,002
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $          150,049         716,961        1,261,517
                                                                   ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                      IVY VIP                            IVY VIP
                                                                    GOVT MONEY          IVY VIP        HIGH INCOME
                                                                   MARKET CL II      GROWTH CL II         CL II
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                          659           14,342           71,507
      Net realized gains (losses) on investments                               --          344,620           (8,984)
      Net change in unrealized appreciation (depreciation)
             of investments                                                    --         (289,469)         (80,019)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations               659           69,493          (17,496)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                              8,849          462,975          119,005
      Policy terminations, withdrawal payments and charges                (11,645)        (364,394)        (133,350)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                 (2,796)          98,581          (14,345)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                          (2,137)         168,074          (31,841)

Net assets at the beginning of year or period                              44,567        2,686,868        1,060,981
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                    42,430        2,854,942        1,029,140
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                          771           16,193           77,553
      Net realized gains (losses) on investments                                5          865,664           (7,206)
      Net change in unrealized appreciation (depreciation)
             of investments                                                    --          210,365           51,663
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations               776        1,092,222          122,010

Policy transactions (notes 3 and 6)
      Policy purchase payments                                              7,214          511,486          110,502
      Policy terminations, withdrawal payments and charges                 (5,903)        (356,879)         (54,529)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                  1,311          154,607           55,973
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                           2,087        1,246,829          177,983

Net assets at the beginning of year or period                              42,430        2,854,942        1,029,140
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                    44,517        4,101,771        1,207,123
                                                                   ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  37

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                                          IVY VIP          IVY VIP
                                                                      IVY VIP INTL       LIMITED-         MICRO CAP
                                                                       CORE EQUITY       TERM BOND      GROWTH CL II
                                                                          CL II            CL II             (B)
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $           67,122           3,311            2,432
      Net realized gains (losses) on investments                             109,457            (764)          17,540
      Net change in unrealized appreciation (depreciation)
             of investments                                                 (799,966)           (755)          (2,540)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations             (623,387)          1,792           17,432

Policy transactions (notes 3 and 6)
      Policy purchase payments                                               598,760          25,605           57,678
      Policy terminations, withdrawal payments and charges                  (348,615)        (26,304)        (674,216)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                   250,145            (699)        (616,538)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                           (373,242)          1,093         (599,106)

Net assets at the beginning of year or period                              3,387,505         141,394          599,106
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $        3,014,263         142,487               --
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $           68,102           3,481               --
      Net realized gains (losses) on investments                             230,758             (74)              --
      Net change in unrealized appreciation (depreciation)
             of investments                                                  299,882           3,674               --
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations              598,742           7,081               --

Policy transactions (notes 3 and 6)
      Policy purchase payments                                               558,698          19,686               --
      Policy terminations, withdrawal payments and charges                  (348,721)         (8,093)              --
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                   209,977          11,593               --
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                            808,719          18,674               --

Net assets at the beginning of year or period                              3,014,263         142,487               --
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $        3,822,982         161,161               --
                                                                   ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                   IVY VIP MID        IVY VIP        IVY VIP PATH
                                                                   CAP GROWTH       NATURAL RES      AGGRESSIVE CL
                                                                      CL II            CL II              II
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                       4,232          17,138           125,298
      Net realized gains (losses) on investments                          62,159         (14,562)          322,884
      Net change in unrealized appreciation (depreciation)
             of investments                                              (68,235)       (555,294)         (630,231)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           (1,844)       (552,718)         (182,049)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                           133,377         337,462           419,888
      Policy terminations, withdrawal payments and charges               (57,105)       (169,529)         (647,528)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                76,272         167,933          (227,640)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                         74,428        (384,785)         (409,689)

Net assets at the beginning of year or period                            792,471       2,275,489         5,401,212
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                  866,899       1,890,704         4,991,523
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                       4,909          30,113           184,605
      Net realized gains (losses) on investments                         208,166        (118,510)          481,569
      Net change in unrealized appreciation (depreciation)
             of investments                                              124,122         279,828           539,365
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          337,197         191,431         1,205,539

Policy transactions (notes 3 and 6)
      Policy purchase payments                                           149,450         401,002           426,893
      Policy terminations, withdrawal payments and charges              (132,141)       (263,348)         (279,064)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                17,309         137,654           147,829
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                        354,506         329,085         1,353,368

Net assets at the beginning of year or period                            866,899       1,890,704         4,991,523
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                1,221,405       2,219,789         6,344,891
                                                                   ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  38

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                                        IVY VIP PATH      IVY VIP PATH
                                                                      IVY VIP PATH       MOD - MV CL       MOD AGGR CL
                                                                      CONSERV CL II          II                II
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $            4,373           62,713           215,376
      Net realized gains (losses) on investments                               3,016          282,802           500,689
      Net change in unrealized appreciation (depreciation)
             of investments                                                  (10,551)        (609,206)       (1,121,902)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations               (3,162)        (263,691)         (405,837)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                15,967        2,559,356           453,219
      Policy terminations, withdrawal payments and charges                   (88,821)      (1,200,491)         (515,249)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                   (72,854)       1,358,865           (62,030)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                            (76,016)       1,095,174          (467,867)

Net assets at the beginning of year or period                                272,358        4,614,338         9,669,539
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $          196,342        5,709,512         9,201,672
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $            4,756          146,738           325,886
      Net realized gains (losses) on investments                              10,746          337,162           931,693
      Net change in unrealized appreciation (depreciation)
             of investments                                                   12,960          612,254           777,311
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations               28,462        1,096,154         2,034,890

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                15,397        1,330,496           510,269
      Policy terminations, withdrawal payments and charges                   (35,500)        (176,037)         (339,170)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                   (20,103)       1,154,459           171,099
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                              8,359        2,250,613         2,205,989

Net assets at the beginning of year or period                                196,342        5,709,512         9,201,672
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $          204,701        7,960,125        11,407,661
                                                                   ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                                     IVY VIP PATH       IVY VIP
                                                                   IVY VIP PATH       MOD CONS CL      SCIENCE &
                                                                     MOD CL II            II          TECH CL II
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                       75,237           16,057          19,062
      Net realized gains (losses) on investments                          203,682              992         617,660
      Net change in unrealized appreciation (depreciation)
             of investments                                              (398,401)         (22,270)       (860,528)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          (119,482)          (5,221)       (223,806)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                            133,819           83,884         562,825
      Policy terminations, withdrawal payments and charges               (615,879)        (397,800)       (259,812)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions               (482,060)        (313,916)        303,013
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                        (601,542)        (319,137)         79,207

Net assets at the beginning of year or period                           4,201,405          927,851       3,766,606
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                 3,599,863          608,714       3,845,813
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                      114,329           18,171          23,222
      Net realized gains (losses) on investments                          290,309           37,161         603,615
      Net change in unrealized appreciation (depreciation)
             of investments                                               271,599           49,229       1,371,497
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           676,237          104,561       1,998,334

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             83,636           22,722         962,175
      Policy terminations, withdrawal payments and charges               (520,376)         (40,375)       (457,588)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions               (436,740)         (17,653)        504,587
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                         239,497           86,908       2,502,921

Net assets at the beginning of year or period                           3,599,863          608,714       3,845,813
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                 3,839,360          695,622       6,348,734
                                                                   ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  39

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                         IVY VIP          IVY VIP          IVY VIP
                                                                       SECURIAN RE       SMALL CAP        SMALL CAP
                                                                        SEC CL II       CORE CL II      GROWTH CL II
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $            7,787           3,371            7,029
      Net realized gains (losses) on investments                              21,732         105,874          253,435
      Net change in unrealized appreciation (depreciation)
             of investments                                                  (49,937)       (161,523)        (254,064)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations              (20,418)        (52,278)           6,400

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                55,814          44,368          579,119
      Policy terminations, withdrawal payments and charges                   (33,355)        (69,165)        (112,572)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    22,459         (24,797)         466,547
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                              2,041         (77,075)         472,947

Net assets at the beginning of year or period                                389,036         582,391          717,377
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $          391,077         505,316        1,190,324
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $            9,604           2,987            6,187
      Net realized gains (losses) on investments                              (4,492)        104,337           40,185
      Net change in unrealized appreciation (depreciation)
             of investments                                                   96,952          29,224          231,000
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations              102,064         136,548          277,372

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                58,280         263,164          184,392
      Policy terminations, withdrawal payments and charges                   (60,994)        (20,757)        (188,721)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    (2,714)        242,407           (4,329)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                             99,350         378,955          273,043

Net assets at the beginning of year or period                                391,077         505,316        1,190,324
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $          490,427         884,271        1,463,367
                                                                   ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                                       JANUS             JANUS
                                                                                     HENDERSON         HENDERSON
                                                                     IVY VIP        BALANCED IS      FLEXIBLE BOND
                                                                   VALUE CL II          (A)             IS (A)
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                      17,682              --                --
      Net realized gains (losses) on investments                          19,449              --                --
      Net change in unrealized appreciation (depreciation)
             of investments                                              (83,514)             --                --
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          (46,383)             --                --

Policy transactions (notes 3 and 6)
      Policy purchase payments                                            56,591              --                --
      Policy terminations, withdrawal payments and charges              (112,682)             --                --
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions               (56,091)             --                --
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                       (102,474)             --                --

Net assets at the beginning of year or period                            752,299              --                --
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                  649,825              --                --
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                       9,673             765               177
      Net realized gains (losses) on investments                          39,600             162               171
      Net change in unrealized appreciation (depreciation)
             of investments                                              133,534           3,671               (11)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          182,807           4,598               337

Policy transactions (notes 3 and 6)
      Policy purchase payments                                            86,835         107,807            22,239
      Policy terminations, withdrawal payments and charges               (28,035)         (4,666)           (7,824)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                58,800         103,141            14,415
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                        241,607         107,739            14,752

Net assets at the beginning of year or period                            649,825              --                --
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                  891,432         107,739            14,752
                                                                   ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  40

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                                            JANUS
                                                                          JANUS           HENDERSON          JANUS
                                                                        HENDERSON        MID CAP VAL       HENDERSON
                                                                      FORTY IS (A)         IS (A)         OVERSEAS IS
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $               --               --           46,786
      Net realized gains (losses) on investments                                  --               --          (24,443)
      Net change in unrealized appreciation (depreciation)
             of investments                                                       --               --         (429,856)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                   --               --         (407,513)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                    --               --          292,032
      Policy terminations, withdrawal payments and charges                        --               --         (266,979)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                        --               --           25,053
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                                 --               --         (382,460)

Net assets at the beginning of year or period                                     --               --        2,707,470
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $               --               --        2,325,010
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $              112              280           50,256
      Net realized gains (losses) on investments                                 675              621          (81,214)
      Net change in unrealized appreciation (depreciation)
             of investments                                                   10,770            1,924          659,871
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations               11,557            2,825          628,913

Policy transactions (notes 3 and 6)
      Policy purchase payments                                               177,464           53,961          276,727
      Policy terminations, withdrawal payments and charges                   (16,794)          (1,516)        (304,711)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                   160,670           52,445          (27,984)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                            172,227           55,270          600,929

Net assets at the beginning of year or period                                     --               --        2,325,010
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $          172,227           55,270        2,925,939
                                                                   ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                                     MFS VIT -
                                                                      JANUS           MID CAP        MFS VIT II -
                                                                    HENDERSON       GROWTH SER      INTL INTRINSIC
                                                                   RESEARCH IS        IC (A)            VAL IC
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                      10,139              --            43,209
      Net realized gains (losses) on investments                         120,322              --            76,250
      Net change in unrealized appreciation (depreciation)
             of investments                                             (178,236)             --          (452,679)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          (47,775)             --          (333,220)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                           158,225              --         1,258,965
      Policy terminations, withdrawal payments and charges              (106,236)             --          (227,381)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                51,989              --         1,031,584
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                          4,214              --           698,364

Net assets at the beginning of year or period                          1,695,363              --         2,637,229
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                1,699,577              --         3,335,593
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                       9,888              19            88,843
      Net realized gains (losses) on investments                         248,456             531           175,151
      Net change in unrealized appreciation (depreciation)
             of investments                                              359,640           1,322           681,885
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          617,984           1,872           945,879

Policy transactions (notes 3 and 6)
      Policy purchase payments                                           326,290          39,512         1,013,306
      Policy terminations, withdrawal payments and charges              (139,091)         (1,814)         (264,205)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions               187,199          37,698           749,101
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                        805,183          39,570         1,694,980

Net assets at the beginning of year or period                          1,699,577              --         3,335,593
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                2,504,760          39,570         5,030,573
                                                                   ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  41

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                       MORGSTANLEY       MORNINGSTAR      MORNINGSTAR
                                                                       VIF EMG MK        AGGR GROWTH       BALANCED
                                                                         EQ CL 2          ETF CL I         ETF CL I
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $           22,414          736,975          309,191
      Net realized gains (losses) on investments                              40,208        4,494,152        1,253,427
      Net change in unrealized appreciation (depreciation)
             of investments                                                 (627,780)      (9,179,262)      (2,344,782)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations             (565,158)      (3,948,135)        (782,164)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             1,019,925        6,282,584        1,261,755
      Policy terminations, withdrawal payments and charges                  (611,770)      (3,798,697)        (985,546)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                   408,155        2,483,887          276,209
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                           (157,003)      (1,464,248)        (505,955)

Net assets at the beginning of year or period                              2,957,990       41,004,562       13,066,005
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $        2,800,987       39,540,314       12,560,050
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $           49,230          922,102          336,877
      Net realized gains (losses) on investments                             234,961        2,177,677          245,781
      Net change in unrealized appreciation (depreciation)
             of investments                                                  360,512        6,128,151        1,484,797
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations              644,703        9,227,930        2,067,455

Policy transactions (notes 3 and 6)
      Policy purchase payments                                               897,725        6,562,378        1,383,263
      Policy terminations, withdrawal payments and charges                  (179,797)      (3,475,690)      (1,619,771)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                   717,928        3,086,688         (236,508)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                          1,362,631       12,314,618        1,830,947

Net assets at the beginning of year or period                              2,800,987       39,540,314       12,560,050
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $        4,163,618       51,854,932       14,390,997
                                                                   ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                    MORNINGSTAR       MORNINGSTAR       MORNINGSTAR
                                                                   CONSERVATIVE       GROWTH ETF         INC & GRO
                                                                     ETF CL I            CL I         ASSET ALL CL I
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                       53,948        1,331,152            64,734
      Net realized gains (losses) on investments                           14,570        7,578,972            62,127
      Net change in unrealized appreciation (depreciation)
             of investments                                              (108,119)     (14,025,280)         (223,635)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           (39,601)      (5,115,156)          (96,774)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                            585,906        4,981,144           534,397
      Policy terminations, withdrawal payments and charges               (625,595)      (6,906,344)         (678,697)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                (39,689)      (1,925,200)         (144,300)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                         (79,290)      (7,040,356)         (241,074)

Net assets at the beginning of year or period                           2,181,315       68,253,548         2,639,292
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                 2,102,025       61,213,192         2,398,218
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                       55,040        1,379,703            62,407
      Net realized gains (losses) on investments                            7,831        3,733,143             2,090
      Net change in unrealized appreciation (depreciation)
             of investments                                               145,743        6,942,106           247,570
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           208,614       12,054,952           312,067

Policy transactions (notes 3 and 6)
      Policy purchase payments                                            380,593        4,936,042           284,393
      Policy terminations, withdrawal payments and charges               (300,993)     (10,208,170)         (538,417)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                 79,600       (5,272,128)         (254,024)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                         288,214        6,782,824            58,043

Net assets at the beginning of year or period                           2,102,025       61,213,192         2,398,218
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                 2,390,239       67,996,016         2,456,261
                                                                   ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  42

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                        NEUBERGER                          PIMCO VIT
                                                                         BERMAN           PIMCO VIT           LOW
                                                                      SUSTAIN EQ CL      GLOBAL DIV       DURATION IS
                                                                          I (A)         ALLOC ADV CL          (A)
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $               --          101,104               --
      Net realized gains (losses) on investments                                  --          126,904               --
      Net change in unrealized appreciation (depreciation)
             of investments                                                       --         (705,882)              --
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                   --         (477,874)              --

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                    --        1,492,126               --
      Policy terminations, withdrawal payments and charges                        --          (95,183)              --
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                        --        1,396,943               --
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                                 --          919,069               --

Net assets at the beginning of year or period                                     --        4,084,126               --
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $               --        5,003,195               --
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $               18          188,534              107
      Net realized gains (losses) on investments                                 230           19,702                2
      Net change in unrealized appreciation (depreciation)
             of investments                                                      341        1,016,221               (2)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                  589        1,224,457              107

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                24,407        1,423,882           13,198
      Policy terminations, withdrawal payments and charges                      (815)        (106,698)            (835)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    23,592        1,317,184           12,363
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                             24,181        2,541,641           12,470

Net assets at the beginning of year or period                                     --        5,003,195               --
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $           24,181        7,544,836           12,470
                                                                   ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                                       PUTNAM VT
                                                                     PIMCO VIT          EQUITY          PUTNAM VT
                                                                   TOTAL RETURN      INCOME CL IA      GROWTH OPP
                                                                      IS (A)              (A)           CL IA (A)
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                           --               --               --
      Net realized gains (losses) on investments                               --               --               --
      Net change in unrealized appreciation (depreciation)
             of investments                                                    --               --               --
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                --               --               --

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                 --               --               --
      Policy terminations, withdrawal payments and charges                     --               --               --
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                     --               --               --
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                              --               --               --

Net assets at the beginning of year or period                                  --               --               --
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                        --               --               --
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                        1,023               --               --
      Net realized gains (losses) on investments                               51             (249)             111
      Net change in unrealized appreciation (depreciation)
             of investments                                                  (781)           1,636           18,358
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations               293            1,387           18,469

Policy transactions (notes 3 and 6)
      Policy purchase payments                                            193,098           46,172          241,349
      Policy terminations, withdrawal payments and charges                 (2,169)         (21,412)          (2,642)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                190,929           24,760          238,707
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                         191,222           26,147          257,176

Net assets at the beginning of year or period                                  --               --               --
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                   191,222           26,147          257,176
                                                                   ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  43

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                        PUTNAM VT                         SFT         SFT GOVT
                                                                      INTL EQ CL IA     SFT CORE        DYNAMIC         MONEY
                                                                           (A)          BOND CL 1       MGD VOL      MARKET (A)
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $               --          1,535         36,027              --
      Net realized gains (losses) on investments                                  --         30,883        431,669              --
      Net change in unrealized appreciation (depreciation)
             of investments                                                       --        (37,988)      (988,539)             --
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                   --         (5,570)      (520,843)             --

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                    --      1,334,131      4,394,524              --
      Policy terminations, withdrawal payments and charges                        --       (316,451)    (1,901,802)             --
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                        --      1,017,680      2,492,722              --
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                                 --      1,012,110      1,971,879              --

Net assets at the beginning of year or period                                     --      2,597,293     13,487,355              --
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $               --      3,609,403     15,459,234              --
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $               --          2,139         47,064             271
      Net realized gains (losses) on investments                                  70         54,918        100,340              --
      Net change in unrealized appreciation (depreciation)
             of investments                                                    1,382        299,745      3,341,719              --
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                1,452        356,802      3,489,123             271

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                21,769      1,399,792      2,705,968         140,466
      Policy terminations, withdrawal payments and charges                    (2,962)      (334,170)      (381,628)       (117,022)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    18,807      1,065,622      2,324,340          23,444
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                             20,259      1,422,424      5,813,463          23,715

Net assets at the beginning of year or period                                     --      3,609,403     15,459,234              --
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $           20,259      5,031,827     21,272,697          23,715
                                                                   ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                     SFT INDEX       SFT INDEX
                                                                    400 MC CL 1      500 CL 1
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                       3,805          19,547
      Net realized gains (losses) on investments                         210,059         797,387
      Net change in unrealized appreciation (depreciation)
             of investments                                           (1,278,624)     (1,818,736)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations       (1,064,760)     (1,001,802)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                         3,401,561       6,215,412
      Policy terminations, withdrawal payments and charges            (1,052,155)     (1,872,253)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions             2,349,406       4,343,159
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                      1,284,646       3,341,357

Net assets at the beginning of year or period                          6,372,101      16,311,308
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                7,656,747      19,652,665
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                       4,994          27,192
      Net realized gains (losses) on investments                         169,545         329,207
      Net change in unrealized appreciation (depreciation)
             of investments                                            1,983,619       6,720,083
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations        2,158,158       7,076,482

Policy transactions (notes 3 and 6)
      Policy purchase payments                                         2,775,014       9,035,778
      Policy terminations, withdrawal payments and charges              (504,529)       (850,925)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions             2,270,485       8,184,853
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                      4,428,643      15,261,335

Net assets at the beginning of year or period                          7,656,747      19,652,665
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                               12,085,390      34,914,000
                                                                   ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  44

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                                                        SFT IVY
                                                                        SFT INTL        SFT IVY        SMALL CAP       SFT MGD
                                                                        BOND CL 1       GROWTH          GROWTH       VOL EQUITY
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $               --         4,208           4,040          15,902
      Net realized gains (losses) on investments                               8,682        42,265          37,513          24,391
      Net change in unrealized appreciation (depreciation)
             of investments                                                    9,021       (80,536)       (109,608)       (407,356)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations               17,703       (34,063)        (68,055)       (367,063)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                               186,296     1,017,453         774,856       2,768,068
      Policy terminations, withdrawal payments and charges                  (100,702)     (379,767)       (390,638)       (173,716)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    85,594       637,686         384,218       2,594,352
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                            103,297       603,623         316,163       2,227,289

Net assets at the beginning of year or period                              1,133,940       506,864         619,369       5,328,803
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $        1,237,237     1,110,487         935,532       7,556,092
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $               --         7,644           6,258          24,353
      Net realized gains (losses) on investments                              10,085        55,942          57,202          34,148
      Net change in unrealized appreciation (depreciation)
             of investments                                                   13,120       431,150         187,215       1,416,759
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations               23,205       494,736         250,675       1,475,260

Policy transactions (notes 3 and 6)
      Policy purchase payments                                               295,468       730,657         669,716       2,448,480
      Policy terminations, withdrawal payments and charges                  (160,216)     (182,548)       (169,669)       (191,973)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                   135,252       548,109         500,047       2,256,507
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                            158,457     1,042,845         750,722       3,731,767

Net assets at the beginning of year or period                              1,237,237     1,110,487         935,532       7,556,092
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $        1,395,694     2,153,332       1,686,254      11,287,859
                                                                   ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                      SFT
                                                                   MORTGAGE        SFT REAL
                                                                   CL 1 (C)       ESTATE CL 1
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                       115           3,927
      Net realized gains (losses) on investments                        10,602          73,233
      Net change in unrealized appreciation (depreciation)
             of investments                                            (13,365)       (266,549)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations         (2,648)       (189,389)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                          32,135         979,220
      Policy terminations, withdrawal payments and charges            (277,403)       (250,316)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions            (245,268)        728,904
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                     (247,916)        539,515

Net assets at the beginning of year or period                          247,916       3,556,625
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                     --       4,096,140
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                        --           5,086
      Net realized gains (losses) on investments                            --         154,393
      Net change in unrealized appreciation (depreciation)
             of investments                                                 --         891,387
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations             --       1,050,866

Policy transactions (notes 3 and 6)
      Policy purchase payments                                              --       1,160,691
      Policy terminations, withdrawal payments and charges                  --        (479,885)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                  --         680,806
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                           --       1,731,672

Net assets at the beginning of year or period                               --       4,096,140
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                     --       5,827,812
                                                                   ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  45

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                                             SFT
                                                                                         WELLINGTON        TOPS MGD
                                                                       SFT T. ROWE       CORE EQUITY       RISK FLEX
                                                                       PRICE VALUE          CL 1              ETF
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $            5,835              464           93,809
      Net realized gains (losses) on investments                              36,724           10,338           48,624
      Net change in unrealized appreciation (depreciation)
             of investments                                                 (191,968)         (20,361)        (559,483)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations             (149,409)          (9,559)        (417,050)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                               747,801          155,290        1,762,479
      Policy terminations, withdrawal payments and charges                  (189,688)         (39,460)        (130,856)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                   558,113          115,830        1,631,623
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                            408,704          106,271        1,214,573

Net assets at the beginning of year or period                              1,053,894          168,249        5,337,296
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $        1,462,598          274,520        6,551,869
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $            8,396              915          152,745
      Net realized gains (losses) on investments                              73,732           28,244          166,206
      Net change in unrealized appreciation (depreciation)
             of investments                                                  338,324           99,184          739,480
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations              420,452          128,343        1,058,431

Policy transactions (notes 3 and 6)
      Policy purchase payments                                               702,097          342,587        1,355,040
      Policy terminations, withdrawal payments and charges                  (318,158)        (101,256)        (146,061)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                   383,939          241,331        1,208,979
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                            804,391          369,674        2,267,410

Net assets at the beginning of year or period                              1,462,598          274,520        6,551,869
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $        2,266,989          644,194        8,819,279
                                                                   ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                                                    VANGUARD
                                                                   VANGUARD         VANGUARD           VIF
                                                                      VIF          VIF CAPITAL     DIVERSIFIED
                                                                   BALANCED          GROWTH           VALUE
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                    139,828          67,537          45,934
      Net realized gains (losses) on investments                        290,975         468,920          97,578
      Net change in unrealized appreciation (depreciation)
             of investments                                            (671,595)       (652,244)       (336,364)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations        (240,792)       (115,787)       (192,852)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                        1,686,603       1,049,895         596,604
      Policy terminations, withdrawal payments and charges             (346,829)       (537,606)       (202,778)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions            1,339,774         512,289         393,826
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                     1,098,982         396,502         200,974

Net assets at the beginning of year or period                         5,840,147       7,330,697       1,748,259
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                               6,939,129       7,727,199       1,949,233
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                    215,130          92,763          64,712
      Net realized gains (losses) on investments                        437,321         750,778         104,504
      Net change in unrealized appreciation (depreciation)
             of investments                                           1,019,905       1,189,999         372,118
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations       1,672,356       2,033,540         541,334

Policy transactions (notes 3 and 6)
      Policy purchase payments                                        1,687,947       1,455,982         672,729
      Policy terminations, withdrawal payments and charges             (330,220)     (1,495,762)       (144,069)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions            1,357,727         (39,780)        528,660
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                     3,030,083       1,993,760       1,069,994

Net assets at the beginning of year or period                         6,939,129       7,727,199       1,949,233
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                               9,969,212       9,720,959       3,019,227
                                                                   ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  46

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                        VANGUARD         VANGUARD          VANGUARD
                                                                       VIF EQUITY        VIF HIGH             VIF
                                                                         INCOME         YIELD BOND       INTERNATIONAL
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $          138,455          84,257            58,382
      Net realized gains (losses) on investments                             427,397          (3,879)          341,822
      Net change in unrealized appreciation (depreciation)
             of investments                                                 (970,455)       (131,293)       (1,584,052)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations             (404,603)        (50,915)       (1,183,848)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             1,163,585         286,650         2,533,781
      Policy terminations, withdrawal payments and charges                  (292,317)       (105,521)         (553,821)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                   871,268         181,129         1,979,960
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                            466,665         130,214           796,112

Net assets at the beginning of year or period                              5,917,589       1,704,322         7,190,988
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $        6,384,254       1,834,536         7,987,100
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $          180,988         117,754           139,630
      Net realized gains (losses) on investments                             480,363          (8,348)          400,499
      Net change in unrealized appreciation (depreciation)
             of investments                                                  966,916         184,606         2,268,479
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations            1,628,267         294,012         2,808,608

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             1,398,196         453,778         2,779,487
      Policy terminations, withdrawal payments and charges                  (681,270)       (201,923)         (614,697)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                   716,926         251,855         2,164,790
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                          2,345,193         545,867         4,973,398

Net assets at the beginning of year or period                              6,384,254       1,834,536         7,987,100
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $        8,729,447       2,380,403        12,960,498
                                                                   ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                    VANGUARD          VANGUARD          VANGUARD
                                                                    VIF MONEY        VIF SHORT-       VIF SMALL CO
                                                                     MARKET          TERM INV-GR         GROWTH
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                      22,135           12,294            32,457
      Net realized gains (losses) on investments                              --           (1,586)          958,603
      Net change in unrealized appreciation (depreciation)
             of investments                                                   --           (2,926)       (1,822,552)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           22,135            7,782          (831,492)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                --          128,594         2,457,927
      Policy terminations, withdrawal payments and charges              (134,713)        (106,957)         (677,067)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions              (134,713)          21,637         1,780,860
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                       (112,578)          29,419           949,368

Net assets at the beginning of year or period                          1,214,908          689,619         7,726,638
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                1,102,330          719,038         8,676,006
                                                                   ==================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                      11,360           20,326            52,075
      Net realized gains (losses) on investments                              --              222         1,073,480
      Net change in unrealized appreciation (depreciation)
             of investments                                                   --           22,844         1,435,087
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           11,360           43,392         2,560,642

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                --          294,912         1,921,338
      Policy terminations, withdrawal payments and charges              (798,899)        (164,610)         (644,177)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions              (798,899)         130,302         1,277,161
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                       (787,539)         173,694         3,837,803

Net assets at the beginning of year or period                          1,102,330          719,038         8,676,006
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                  314,791          892,732        12,513,809
                                                                   ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  47

     (Continued)

         MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                              SEGREGATED SUB-ACCOUNTS*
                                                                         -----------------------------------

                                                                              VANGUARD          VANGUARD
                                                                              VIF TOTAL         VIF TOTAL
                                                                             BOND MARKET      STOCK MARKET
                                                                         -----------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                    $           54,960           75,586
      Net realized gains (losses) on investments                                   (12,024)         314,933
      Net change in unrealized appreciation (depreciation)
             of investments                                                        (43,285)        (684,329)
                                                                         -----------------------------------

Net increase (decrease) in net assets resulting from operations                       (349)        (293,810)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                     453,695        1,212,109
      Policy terminations, withdrawal payments and charges                        (217,705)        (589,362)
                                                                         -----------------------------------

Increase (decrease) in net assets from policy transactions                         235,990          622,747
                                                                         -----------------------------------

Increase (decrease) in net assets                                                  235,641          328,937

Net assets at the beginning of year or period                                    2,318,461        4,709,183
                                                                         -----------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                 $        2,554,102        5,038,120
                                                                         ===================================

YEAR OR PERIOD ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                    $           69,699           98,606
      Net realized gains (losses) on investments                                    (1,033)         249,803
      Net change in unrealized appreciation (depreciation)
             of investments                                                        158,482        1,345,967
                                                                         -----------------------------------

Net increase (decrease) in net assets resulting from operations                    227,148        1,694,376

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                   1,005,232        1,515,573
      Policy terminations, withdrawal payments and charges                        (279,308)        (495,487)
                                                                         -----------------------------------

Increase (decrease) in net assets from policy transactions                         725,924        1,020,086
                                                                         -----------------------------------

Increase (decrease) in net assets                                                  953,072        2,714,462

Net assets at the beginning of year or period                                    2,554,102        5,038,120
                                                                         -----------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                 $        3,507,174        7,752,582
                                                                         ===================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

(a) For the period from May 1, 2019 through December 31, 2019.
(b) For the period from January 1, 2018 through November 2, 2018.
(c) For the period from January 1, 2018 through November 30, 2018.

  48

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

(1)     ORGANIZATION AND BASIS OF PRESENTATION

        The Minnesota Life Individual Variable Universal Life Account (the
        Account), was established on June 11, 2007 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under
        Minnesota law and is registered as a unit investment trust under the
        Investment Company Act of 1940 (as amended). The Account commenced operations on February 11, 2008. The Account currently offers policies consisting of ninety segregated sub-accounts to which policy owners may allocate their purchase. The Account charges a mortality and expense risk charge. The financial statements presented herein include four types of individual variable universal life policies: Accumulator
        Variable Universal Life (2008 inception), Waddell & Reed Advisors
        Accumulator Variable Universal Life (2008 inception), ML Premier
        Variable Universal Life (2013 inception), and Variable Universal Life
        Defender (2014 inception, effective May 2015), offered by the
        Account.

        The assets of each segregated sub-account are held for the exclusive benefit of the variable life policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life.

        Variable universal life policy owners allocate their purchase payments to one or more of the ninety segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

          -    AB VPS Dynamic Asset Allocation Portfolio - Class B Shares (AB
               VPS Dyn Asset Alloc Cl B)
          -    AB VPS International Value Portfolio - Class A Shares (AB VPS
               Intl Value Cl A)
          -    American Century Investments II VP Inflation Protection Fund -
               Class I Shares (Amer Century II VP Infl Pro Cl I)
          -    American Century Investments VP Income & Growth Fund - Class I
               Shares (Amer Century VP Inc & Growth Cl I)
          -    American Funds IS(R) Global Bond Fund - Class 1 Shares (Amer
               Funds IS Global Bond Cl 1)
          -    American Funds IS(R) Global Small Capitalization Fund - Class 1
               Shares (Amer Funds IS Global Small Cap Cl 1)
          -    American Funds IS(R) Growth Fund - Class 1 Shares (Amer Funds IS
               Growth Cl 1)
          -    American Funds IS(R) Growth-Income Fund - Class 1 Shares (Amer
               Funds IS Growth-Inc Cl 1)
          -    American Funds IS(R) International Fund - Class 1 Shares (Amer
               Funds IS Intl Cl 1)
          -    American Funds IS(R) New World Fund(R) - Class 1 Shares (Amer
               Funds IS New World Cl 1)
          -    American Funds IS(R) U.S. Government/AAA-Rated Securities Fund -
               Class 1 Shares (Amer Funds IS US Govt/AAA Cl 1)
          -    Fidelity(R) VIP Equity-Income Portfolio - Initial Class
               (Fidelity VIP Equity-Income IC)
          -    Fidelity(R) VIP Mid Cap Portfolio - Initial Class (Fidelity VIP
               Mid Cap IC)
          -    Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund
               Class 1 (Franklin Small Cap Val VIP Cl 1)
          -    Invesco Oppenheimer V.I. International Growth Fund - Series I
               Shares (Invesco Opphmr VI Intl Growth Sr I)
          -    Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I
               Shares (Invesco Opphmr VI MS Sm Cap Sr I)
          -    Invesco V.I. American Value Fund - Series I Shares (Invesco VI
               American Value Sr I)
          -    Invesco V.I. Comstock Fund - Series I Shares (Invesco VI
               Comstock Sr I)
          -    Ivy VIP - Asset Strategy Class II (Ivy VIP Asset Strategy Cl
               II)
          -    Ivy VIP - Balanced Class II (Ivy VIP Balanced Cl II)
          -    Ivy VIP - Core Equity Class II (Ivy VIP Core Equity Cl II)
          -    Ivy VIP - Corporate Bond Class II (Ivy VIP Corporate Bond Cl
               II)
          -    Ivy VIP - Energy Class II (Ivy VIP Energy Cl II)
          -    Ivy VIP - Global Bond Class II (Ivy VIP Global Bond Cl II)
          -    Ivy VIP - Global Equity Income Class II (Ivy VIP Global Eq Inc
               Cl II)
          -    Ivy VIP - Global Growth Class II (Ivy VIP Global Growth Cl II)
          -    Ivy VIP - Government Money Market Class II (Ivy VIP Govt Money
               Market Cl II)
          -    Ivy VIP - Growth Class II (Ivy VIP Growth Cl II)
          -    Ivy VIP - High Income Class II (Ivy VIP High Income Cl II)

  49

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

          -    Ivy VIP - International Core Equity Class II (Ivy VIP Intl Core
               Equity Cl II)
          -    Ivy VIP - Limited-Term Bond Class II (Ivy VIP Limited-Term Bond
               Cl II)
          -    Ivy VIP - Mid Cap Growth Class II (Ivy VIP Mid Cap Growth Cl
               II)
          -    Ivy VIP - Natural Resources Class II (Ivy VIP Natural Res Cl
               II)
          -    Ivy VIP - Pathfinder Aggressive Class II (Ivy VIP Path
               Aggressive Cl II)
          -    Ivy VIP - Pathfinder Conservative Class II (Ivy VIP Path Conserv
               Cl II)
          -    Ivy VIP - Pathfinder Moderate - Managed Volatility Class II (Ivy
               VIP Path Mod - MV Cl II)
          -    Ivy VIP - Pathfinder Moderate Class II (Ivy VIP Path Mod Cl
               II)
          -    Ivy VIP - Pathfinder Moderately Aggressive Class II (Ivy VIP
               Path Mod Aggr Cl II)
          -    Ivy VIP - Pathfinder Moderately Conservative Class II (Ivy VIP
               Path Mod Cons Cl II)
          -    Ivy VIP - Science and Technology Class II (Ivy VIP Science &
               Tech Cl II)
          -    Ivy VIP - Securian Real Estate Securities Class II (Ivy VIP
               Securian RE Sec Cl II)
          -    Ivy VIP - Small Cap Core Class II (Ivy VIP Small Cap Core Cl
               II)
          -    Ivy VIP - Small Cap Growth Class II (Ivy VIP Small Cap Growth Cl
               II)
          -    Ivy VIP - Value Class II (Ivy VIP Value Cl II)
          -    Janus Aspen Series - Janus Henderson Balanced Portfolio -
               Institutional Shares (Janus Henderson Balanced IS)
          -    Janus Aspen Series - Janus Henderson Flexible Bond -
               Institutional Shares (Janus Henderson Flexible Bond IS)
          -    Janus Aspen Series - Janus Henderson Forty Portfolio -
               Institutional Shares (Janus Henderson Forty IS)
          -    Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio -
               Institutional Shares (Janus Henderson Mid Cap Val IS)
          -    Janus Aspen Series - Janus Henderson Overseas Portfolio -
               Institutional Shares (Janus Henderson Overseas IS)
          -    Janus Aspen Series - Janus Henderson Research Portfolio -
               Institutional Shares (Janus Henderson Research IS)
          -    Legg Mason Partners Variable Equity Trust - ClearBridge Variable
               Small Cap Growth - Class I Shares (ClearBridge Sm Cap Growth Cl
               I)
          -    MFS(R) VIT - Mid Cap Growth Series - Initial Class (MFS VIT -
               Mid Cap Growth Ser IC)
          -    MFS(R) VIT II - International Intrinsic Value Portfolio -
               Initial Class (MFS VIT II - Intl Intrinsic Val IC)
          -    Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley
               VIF Emerging Markets Equity Portfolio - Class II Shares
               (MorgStanley VIF Emg Mk Eq Cl 2)
          -    Morningstar Aggressive Growth ETF Asset Allocation Portfolio -
               Class I Shares (Morningstar Aggr Growth ETF Cl I)
          -    Morningstar Balanced ETF Asset Allocation Portfolio - Class I
               Shares (Morningstar Balanced ETF Cl I)
          -    Morningstar Conservative ETF Asset Allocation Portfolio - Class
               I Shares (Morningstar Conservative ETF Cl I)
          -    Morningstar Growth ETF Asset Allocation Portfolio - Class I
               Shares (Morningstar Growth ETF Cl I)
          -    Morningstar Income and Growth Asset Allocation Portfolio - Class
               I Shares (Morningstar Inc & Gro Asset All Cl I)
          -    Neuberger Berman Advisers Management Trust Sustainable Equity -
               Class I Shares (Neuberger Berman Sustain Eq Cl I)
          -    Northern Lights VT TOPS(R) Managed Risk Flex ETF Portfolio (TOPS
               Mgd Risk Flex ETF)
          -    PIMCO VIT - PIMCO Global Diversified Allocation Portfolio
               Advisor Class Shares (PIMCO VIT Global Div Alloc Adv Cl)
          -    PIMCO VIT - PIMCO Low Duration Portfolio Institutional Class
               Shares (PIMCO VIT Low Duration IS)
          -    PIMCO VIT - PIMCO Total Return Portfolio Institutional Shares
               (PIMCO VIT Total Return IS)
          -    Putnam VT Equity Income Fund - Class IA Shares (Putnam VT Equity
               Income Cl IA)
          -    Putnam VT Growth Opportunities Fund - Class IA Shares (Putnam VT
               Growth Opp Cl IA)
          -    Putnam VT International Equity Fund - Class IA Shares (Putnam VT
               Intl Eq Cl IA)
          -    Securian Funds Trust - SFT Core Bond Fund - Class 1 Shares (SFT
               Core Bond Cl 1)
          -    Securian Funds Trust - SFT Dynamic Managed Volatility Fund (SFT
               Dynamic Mgd Vol)
          -    Securian Funds Trust - SFT Government Money Market Fund (SFT
               Govt Money Market)
          -    Securian Funds Trust - SFT Index 400 Mid-Cap Fund - Class 1
               Shares (SFT Index 400 MC Cl 1)
          -    Securian Funds Trust - SFT Index 500 Fund - Class 1 Shares (SFT
               Index 500 Cl 1)
          -    Securian Funds Trust - SFT International Bond Fund - Class 1
               Shares (SFT Intl Bond Cl 1)
          -    Securian Funds Trust - SFT Ivy(SM) Growth Fund (SFT Ivy
               Growth)
          -    Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund (SFT
               Ivy Small Cap Growth)
          -    Securian Funds Trust - SFT Managed Volatility Equity Fund (SFT
               Mgd Vol Equity)
          -    Securian Funds Trust - SFT Real Estate Securities Fund - Class 1
               Shares (SFT Real Estate Cl 1)
          -    Securian Funds Trust - SFT T. Rowe Price Value Fund (SFT T. Rowe
               Price Value)
          -    Securian Funds Trust - SFT Wellington Core Equity Fund - Class 1
               Shares (SFT Wellington Core Equity Cl 1)
          -    Vanguard(R) Variable Insurance Fund Balanced Portfolio (Vanguard
               VIF Balanced)

  50

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

         -     Vanguard(R) Variable Insurance Fund Capital Growth Portfolio
               (Vanguard VIF Capital Growth)
         -     Vanguard(R) Variable Insurance Fund Diversified Value Portfolio
               (Vanguard VIF Diversified Value)
         -     Vanguard(R) Variable Insurance Fund Equity Income Portfolio
               (Vanguard VIF Equity Income)
         -     Vanguard(R) Variable Insurance Fund High Yield Bond Portfolio
               (Vanguard VIF High Yield Bond)
         -     Vanguard(R) Variable Insurance Fund International Portfolio
               (Vanguard VIF International)
         -     Vanguard(R) Variable Insurance Fund Money Market Portfolio
               (Vanguard VIF Money Market)
         -     Vanguard(R) Variable Insurance Fund Short-Term Investment-Grade
               Portfolio (Vanguard VIF Short-Term Inv-Gr)
         -     Vanguard(R) Variable Insurance Fund Small Company Growth
               Portfolio (Vanguard VIF Small Co Growth)
         -     Vanguard(R) Variable Insurance Fund Total Bond Market Portfolio
               (Vanguard VIF Total Bond Market)
         -     Vanguard(R) Variable Insurance Fund Total Stock Market Index
               Portfolio (Vanguard VIF Total Stock Market)

        The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the Sub-accounts is registered under the Investment Company Act of 1940 (as amended) as a diversified
        (except Securian Funds Trust - SFT International Bond Fund - Class 1
        Shares, which is non-diversified), open-end management investment company.

        Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Securian Asset Management, Inc. (Securian AM) acts as the investment adviser for the Securian Funds Trust. Both Securian and
        Securian AM are affiliate companies of Minnesota Life.

        The following sub-accounts merged during 2018:

                       CLOSED PORTFOLIO                                   RECEIVING PORTFOLIO                     EFFECTIVE DATE
        ----------------------------------------------      ---------------------------------------------       ------------------

        Ivy VIP - Micro Cap Growth Class II                 Ivy VIP - Small Cap Growth Class II                 November 2, 2018

        Securian Funds Trust - SFT Mortgage Securities      Securian Funds Trust - SFT Core Bond                November 30, 2018
        Fund - Class 1 Shares                               Fund - Class 1 Shares

        The following sub-accounts had name changes during 2018 and 2019:

                        FORMER NAME                                       CURRENT NAME                      EFFECTIVE DATE
       --------------------------------------------------  --------------------------------------------   -----------------

       Ivy VIP - Bond Class II                             Ivy VIP - Corporate Bond Class II                April 30, 2018

       Ivy VIP - Dividend Opportunities Class II           Ivy VIP - Global Equity Income Class II          April 30, 2018

       Ivy VIP - Advantus Real Estate Securities Class II  Ivy VIP - Securian Real Estate Securities         May 1, 2018
                                                           Class II

       Securian Funds Trust - SFT Advantus Bond            Securian Funds Trust - SFT Core Bond              May 1, 2018
       Fund - Class 1 Shares                               Fund - Class 1 Shares

       Securian Funds Trust - SFT Advantus Dynamic         Securian Funds Trust - SFT Dynamic Managed        May 1, 2018
       Managed Volatility Fund                             Volatility Fund

       Securian Funds Trust - SFT Advantus Index 400       Securian Funds Trust - SFT Index 400 Mid-Cap      May 1, 2018
       Mid-Cap Fund - Class 1 Shares                       Fund - Class 1 Shares

       Securian Funds Trust - SFT Advantus Index 500       Securian Funds Trust - SFT Index 500              May 1, 2018
       Fund - Class 1 Shares                               Fund - Class 1 Shares

  51

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                        FORMER NAME                                     CURRENT NAME                       EFFECTIVE DATE
       -----------------------------------------------   ----------------------------------------------  ------------------

       Securian Funds Trust - SFT Advantus               Securian Funds Trust - SFT International Bond      May 1, 2018
       International Bond Fund - Class 1 Shares          Fund - Class 1 Shares

       Securian Fund Trust - SFT Managed Volatility      Securian Funds Trust - SFT Managed Volatility      May 1, 2018
       Equity Fund                                       Equity Fund

       Securian Funds Trust - SFT Advantus Mortgage      Securian Funds Trust - SFT Mortgage Securities     May 1, 2018
       Securities Fund - Class 1 Shares                  Fund - Class 1 Shares

       Securian Funds Trust - SFT Advantus Real Estate   Securian Funds Trust - SFT Real Estate             May 1, 2018
       Securities Fund - Class 1 Shares                  Securities Fund - Class 1 Shares

       Oppenheimer VA Funds - Oppenheimer                Invesco Oppenheimer V.I. International Growth      May 24, 2019
       International Growth Fund/VA Non-Service          Fund - Series I Shares
       Shares

       Oppenheimer VA Funds - Oppenheimer Main           Invesco Oppenheimer V.I. Main Street Small         May 24, 2019
       Street Small Cap(R)/VA Non-Service Shares         Cap Fund(R) - Series I Shares

       MFS(R) VIT II - International Value               MFS(R) VIT II - International Intrinsic Value      June 1, 2019
       Portfolio - Initial Class                         Portfolio - Initial Class

        The following sub-accounts were added to the Account in 2019:

                                             SUB-ACCOUNT                                                              EFFECTIVE DATE
   -------------------------------------------            ----------

        American Century Investments II VP Inflation Protection Fund - Class I Shares                                   May 1, 2019
        American Century Investments VP Income & Growth Fund - Class I Shares                                           May 1, 2019
        American Funds IS(R) Global Bond Fund - Class 1 Shares                                                          May 1, 2019
        American Funds IS(R) Global Small Capitalization Fund - Class 1 Shares                                          May 1, 2019
        American Funds IS(R) Growth Fund - Class 1 Shares                                                               May 1, 2019
        American Funds IS(R) Growth-Income Fund - Class 1 Shares                                                        May 1, 2019
        American Funds IS(R) New World Fund(R) - Class 1 Shares                                                         May 1, 2019
        American Funds IS(R) U.S. Government/AAA-Rated Securities Fund - Class 1 Shares                                 May 1, 2019
        ClearBridge Variable Small Cap Growth Portfolio - Class I Shares                                                May 1, 2019
        Invesco Oppenheimer V.I. International Growth Fund - Series I Shares                                            May 1, 2019
        Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) - Series I Shares                                        May 1, 2019
        Invesco V.I. Comstock Fund - Series I Shares                                                                    May 1, 2019
        Janus Aspen Series - Janus Henderson Balanced Portfolio - Institutional Shares                                  May 1, 2019
        Janus Aspen Series - Janus Henderson Flexible Bond Portfolio - Institutional Shares                             May 1, 2019
        Janus Aspen Series - Janus Henderson Forty Portfolio - Institutional Shares                                     May 1, 2019
        Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio - Institutional Shares                             May 1, 2019
        MFS(R) VIT - Mid Cap Growth Series - Initial Class                                                              May 1, 2019
        Neuberger Berman AMT Sustainable Equity Portfolio Class I Shares                                                May 1, 2019
        PIMCO VIT - PIMCO Low Duration Portfolio - Institutional Class Shares                                           May 1, 2019
        PIMCO VIT - PIMCO Total Return Portfolio - Institutional Class Shares                                           May 1, 2019
        Putnam VT Equity Income Fund - Class IA Shares                                                                  May 1, 2019
        Putnam VT Growth Opportunities Fund - Class IA Shares                                                           May 1, 2019
        Putnam VT International Equity Fund - Class IA Shares                                                           May 1, 2019
        Securian Funds Trust - SFT Government Money Market Fund                                                         May 1, 2019

  52

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

(2)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       The Account and Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards
       Board (FASB) Accounting Standards Codification (ASC) Topic 946,
       Financial Services - Investment Companies. The significant accounting policies followed consistently by the Account are as follows:

       (A)   USE OF ESTIMATES

             The preparation of financial statements in conformity with U.S.
             generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

       (B)   INVESTMENTS IN UNDERLYING FUNDS

             Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

             Realized gains (losses) on investments include realized gain distributions received from the respective underlying funds.
             Realized gain distributions are reinvested in the respective underlying funds.

             All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the sub accounts on the ex-dividend date. The
             underlying funds may utilize consent dividends to effectively distribute income for income tax purposes. The Sub-account
             "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds.
             Therefore, no dividend income is recorded in the Statements of
             Operations related to such consent dividends.

       (C)   FEDERAL INCOME TAXES

             The Account is treated as part of Minnesota Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

(3)    EXPENSES AND RELATED PARTY TRANSACTIONS

       The expense structure is the same for Accumulator Variable Universal
       Life, Waddell & Reed Advisors Accumulator Variable Universal Life, ML
       Premier Variable Universal Life and the Variable Universal Life Defender
       products as described below:

       The only income/expense item charged/credited through the daily unit value calculation is the unit value credit. The unit value credit is available to policy holders at the discretion of Minnesota Life. The unit value credit which is applicable only to certain Sub-accounts is a pass through of revenue Minnesota Life receives from the advisors to the underlying funds and is intended to reduce expenses otherwise charged to the policies by Minnesota Life. This credit is expressed as a percentage of average annual portfolio assets held by the

  53

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

       sub-account and ranges from 0.00% to 0.50%. The unit value credits assessed for the year ended December 31, 2019 are reported as a unit value credit on the Statements of Operations.

       Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

       A premium charge of up to 7.00% is deducted from each premium payment.
       This charge is intended to cover the costs of issuing the policy and includes the premium taxes that are sent to the state in which the policy is issued. Total premium charges for the year ended December 31,
       2019 and 2018 amounted to $2,691,040 and $2,658,102, respectively.

       In addition to deductions from premium payments, accumulation value charges, if any, are assessed from the actual accumulation value of each policy. These charges are paid by redeeming units of the Account held by the individual policy owner. The following charges may be included in the accumulation value charges:

             A policy issue charge is assessed monthly for the first ten years following issuance of the policy and for the first ten years following any increase in the face amount. The minimum guaranteed charge is $0.04 per $1,000 of initial face amount or face amount increase and the maximum guaranteed charge is $0.53 per $1,000 of initial face amount or face amount increase. The monthly policy charge covers certain administrative charges and is $8 per month and is guaranteed not to exceed $12 per month, plus $0.0125 per
             $1,000 of face amount.

             The transaction charges are for expenses incurred by Minnesota
             Life for processing certain transactions. A charge of $25 to $100 is assessed for each policy adjustment. A charge not to exceed $25 may be assessed for each transfer of actual cash value among the segregated sub-accounts.

             The cost of insurance charge varies with the amount of insurance, the insured's age, sex, risk class, level of scheduled premium and duration of the policy.

             The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.03% of the accumulation value less policy loans for years one through ten of the policy. The charge may be raised to 0.075% of the accumulation value.

             The charge for substandard risks is for providing death benefits for policies which have mortality risks in excess of the
             standard.

             The surrender charge is equal to 1.40 times the lesser of: (a) 60 times the policy issue charge for the initial face amount or the face amount increase as applicable, or (b) the sum of any
             remaining policy issue charges for the initial face amount or the face amount increase, as applicable, measured from policy
             termination or full surrender to the end of the ten year surrender charge period.

             See the table below for these charges paid to Minnesota Life during the years ended December 31, 2019 and 2018.

       Minnesota Life also assesses charges for the agreements purchased with the policy. The following eleven Agreements are available to provide supplemental insurance benefits under the policy: Death Benefit
       Guarantee, Family Term - Children, Interest Accumulation Agreement,
       Overloan Protection, Term Insurance,

  54

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

        Waiver of Charges, Early Values Agreement, Waiver of Premium Agreement,
        Guaranteed Insurability Option, Long Term Care Agreement, and Inflation
        Agreement. The charges for these agreements are set forth in the prospectus. Not every Agreement above is available in every policy type.

        To the extent the Account invests in the Securian Funds Trust, the
        Account indirectly incurs management fees that are payable to Securian
        AM. The advisory fee agreement with Securian Funds Trust provides for payments ranging from 0.15% to 0.85% of average daily net assets of each underlying fund. In addition, Securian Funds Trust has adopted a
        Rule 12b-1 distribution plan covering all of the underlying funds of
        Securian Funds Trust. Under the plan, Securian Funds Trust pays distribution fees equal to 0.25% of average daily net assets of each underlying fund to Securian. Each of Securian Funds Trust's funds pays an annual fee ranging from 0.01% to 0.05% of net assets to State
        Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life.

        The total of cash value charges (which may include a policy issue charge, a monthly policy charge, certain transaction charges, a cost of insurance charge, mortality and expense risk charges, charges for sub-standard risks and surrender charges) for the years or periods ended December 31, 2019 and 2018 for each segregated sub-account is as follows:

               SUB-ACCOUNT                                              2019                    2018
               ----------------------------------------             -----------             -----------

               AB VPS Dyn Asset Alloc Cl B                          $   683,536             $   547,565
               AB VPS Intl Value Cl A                                    28,224                  32,326
               Amer Century II VP Infl Pro Cl I (a)                       1,139                      --
               Amer Century VP Inc & Growth Cl I (a)                      2,079                      --
               Amer Funds IS Global Bond Cl 1 (a)                         2,761                      --
               Amer Funds IS Global Small Cap Cl 1 (a)                    5,257                      --
               Amer Funds IS Growth Cl 1 (a)                             11,579                      --
               Amer Funds IS Growth-Inc Cl 1 (a)                          6,395                      --
               Amer Funds IS Intl Cl 1                                   59,552                  34,075
               Amer Funds IS New World Cl 1 (a)                           8,064                      --
               Amer Funds IS US Govt/AAA Cl 1 (a)                         1,121                      --
               ClearBridge Sm Cap Growth Cl I (a)                         3,154                      --
               Fidelity VIP Equity-Income IC                            236,035                 234,864
               Fidelity VIP Mid Cap IC                                  265,838                 257,756
               Franklin Small Cap Val VIP Cl 1                          388,195                 381,688
               Invesco Opphmr VI Intl Growth Sr I (a)                     4,297                      --
               Invesco Opphmr VI MS Sm Cap Sr I (a)                         584                      --
               Invesco VI American Value Sr I                            14,016                  11,022
               Invesco VI Comstock Sr I (a)                               1,488                      --
               Ivy VIP Asset Strategy Cl II                             471,691                 521,300
               Ivy VIP Balanced Cl II                                    25,582                  27,104
               Ivy VIP Core Equity Cl II                                136,540                 142,642
               Ivy VIP Corporate Bond Cl II                              28,861                  30,425
               Ivy VIP Energy Cl II                                      11,151                  16,382
               Ivy VIP Global Bond Cl II                                  6,901                   6,799
               Ivy VIP Global Eq Inc Cl II                               23,605                  26,790
               Ivy VIP Global Growth Cl II                               37,314                  40,379
               Ivy VIP Govt Money Market Cl II                            1,924                   2,194
               Ivy VIP Growth Cl II                                     154,491                 134,452
               Ivy VIP High Income Cl II                                 46,281                  50,974
               Ivy VIP Intl Core Equity Cl II                           186,475                 195,306
               Ivy VIP Limited-Term Bond Cl II                            8,189                   8,173

  55

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

               SUB-ACCOUNT                                              2019                    2018
               ----------------------------------------              -----------             -----------

               Ivy VIP Micro Cap Growth Cl II (b)                    $        --             $    16,940
               Ivy VIP Mid Cap Growth Cl II                               41,976                  41,502
               Ivy VIP Natural Res Cl II                                  88,184                 106,964
               Ivy VIP Path Aggressive Cl II                             229,426                 264,903
               Ivy VIP Path Conserv Cl II                                  6,378                   9,062
               Ivy VIP Path Mod - MV Cl II                               624,108                 530,748
               Ivy VIP Path Mod Aggr Cl II                               527,552                 555,165
               Ivy VIP Path Mod Cl II                                    190,098                 214,106
               Ivy VIP Path Mod Cons Cl II                                46,563                  51,939
               Ivy VIP Science & Tech Cl II                              290,063                 253,310
               Ivy VIP Securian RE Sec Cl II                              19,333                  19,882
               Ivy VIP Small Cap Core Cl II                               30,957                  28,721
               Ivy VIP Small Cap Growth Cl II                             51,530                  37,733
               Ivy VIP Value Cl II                                        23,646                  26,006
               Janus Henderson Balanced IS (a)                             8,462                      --
               Janus Henderson Flexible Bond IS (a)                          809                      --
               Janus Henderson Forty IS (a)                                8,034                      --
               Janus Henderson Mid Cap Val IS (a)                          3,727                      --
               Janus Henderson Overseas IS                               126,287                 147,027
               Janus Henderson Research IS                                94,783                 107,275
               MFS VIT - Mid Cap Growth Ser IC (a)                         4,451                      --
               MFS VIT II - Intl Intrinsic Val IC                        283,178                 252,957
               MorgStanley VIF Emg Mk Eq Cl 2                            175,781                 164,227
               Morningstar Aggr Growth ETF Cl I                        2,219,759               2,232,066
               Morningstar Balanced ETF Cl I                             913,002                 997,091
               Morningstar Conservative ETF Cl I                         158,548                 244,525
               Morningstar Growth ETF Cl I                             3,275,773               3,673,268
               Morningstar Inc & Gro Asset All Cl I                      153,102                 211,103
               Neuberger Berman Sustain Eq Cl I (a)                          991                      --
               PIMCO VIT Global Div Alloc Adv Cl                         610,699                 479,445
               PIMCO VIT Low Duration IS (a)                                 931                      --
               PIMCO VIT Total Return IS (a)                               7,508                      --
               Putnam VT Equity Income Cl IA (a)                           1,671                      --
               Putnam VT Growth Opp Cl IA (a)                              6,998                      --
               Putnam VT Intl Eq Cl IA (a)                                   999                      --
               SFT Core Bond Cl 1                                        276,093                 226,476
               SFT Dynamic Mgd Vol                                     1,253,253                 963,227
               SFT Govt Money Market (a)                                   4,065                      --
               SFT Index 400 MC Cl 1                                     673,197                 561,900
               SFT Index 500 Cl 1                                      2,004,158               1,621,390
               SFT Intl Bond Cl 1                                         73,802                  75,701
               SFT Ivy Growth                                            186,049                 124,735
               SFT Ivy Small Cap Growth                                  139,920                 107,061
               SFT Mgd Vol Equity                                      1,234,556                 942,362
               SFT Mortgage Cl 1 (c)                                          --                  13,513
               SFT Real Estate Cl 1                                      304,307                 266,030
               SFT T. Rowe Price Value                                   187,363                 138,151
               SFT Wellington Core Equity Cl 1                            47,164                  25,334
               TOPS Mgd Risk Flex ETF                                    722,798                 609,130
               Vanguard VIF Balanced                                     574,632                 513,511
               Vanguard VIF Capital Growth                               468,453                 449,977
               Vanguard VIF Diversified Value                            147,410                 125,838

  56

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

              SUB-ACCOUNT                                            2019                   2018
              ---------------------------------------            -----------             ----------

              Vanguard VIF Equity Income                         $   448,121             $  421,875
              Vanguard VIF High Yield Bond                           128,209                119,491
              Vanguard VIF International                             628,638                545,767
              Vanguard VIF Money Market                               19,269                 43,179
              Vanguard VIF Short-Term Inv-Gr                          50,078                 47,995
              Vanguard VIF Small Co Growth                           656,173                576,462
              Vanguard VIF Total Bond Market                         153,604                140,568
              Vanguard VIF Total Stock Market                        347,219                285,374

               (a) For the period from May 1, 2019 through December 31, 2019.
               (b) For the period from January 1, 2018 through November 2,
               2018.
               (c) For the period from January 1, 2018 through November 30,
               2018.

(4)     FAIR VALUE MEASUREMENT

        In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC
        820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

        The fair value of the Account's financial assets has been determined using available market information as of December 31, 2019. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account.
        Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

        The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities and Policy Owners' Equity
        according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

              Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

              Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar
              securities, interest rates, credit risk and prepayment speed).

              Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own
              assumptions in determining the fair value of investments.

        The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

  57

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

        As of December 31, 2019, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the ASC 820 differs from the characterization of an investment in the fund.

(5)     INVESTMENT TRANSACTIONS

        The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2019 were as follows:

               SUB-ACCOUNT                                             PURCHASES                  SALES
               ----------------------------------------              -----------              -----------

               AB VPS Dyn Asset Alloc Cl B                           $ 1,740,963              $   135,963
               AB VPS Intl Value Cl A                                     99,861                   73,463
               Amer Century II VP Infl Pro Cl I (a)                       14,752                      699
               Amer Century VP Inc & Growth Cl I (a)                      20,345                    1,988
               Amer Funds IS Global Bond Cl 1 (a)                         29,017                    1,535
               Amer Funds IS Global Small Cap Cl 1 (a)                    87,763                   32,349
               Amer Funds IS Growth Cl 1 (a)                             226,384                   29,061
               Amer Funds IS Growth-Inc Cl 1 (a)                          78,173                    2,746
               Amer Funds IS Intl Cl 1                                   544,451                   21,854
               Amer Funds IS New World Cl 1 (a)                          401,715                   70,014
               Amer Funds IS US Govt/AAA Cl 1 (a)                         13,225                      700
               ClearBridge Sm Cap Growth Cl I (a)                         42,076                    3,417
               Fidelity VIP Equity-Income IC                             762,503                  401,297
               Fidelity VIP Mid Cap IC                                 1,106,932                  339,249
               Franklin Small Cap Val VIP Cl 1                         2,438,337                  511,797
               Invesco Opphmr VI Intl Growth Sr I (a)                    330,809                    2,450
               Invesco Opphmr VI MS Sm Cap Sr I (a)                        6,232                      906
               Invesco VI American Value Sr I                             63,294                    9,088
               Invesco VI Comstock Sr I (a)                               13,570                    1,769
               Ivy VIP Asset Strategy Cl II                            1,199,446                1,232,427
               Ivy VIP Balanced Cl II                                     87,025                   25,547
               Ivy VIP Core Equity Cl II                                 572,885                  477,969
               Ivy VIP Corporate Bond Cl II                               67,030                   36,694
               Ivy VIP Energy Cl II                                       95,766                   39,886
               Ivy VIP Global Bond Cl II                                  31,769                    4,961
               Ivy VIP Global Eq Inc Cl II                               242,850                   20,339
               Ivy VIP Global Growth Cl II                               912,317                  135,731
               Ivy VIP Govt Money Market Cl II                             7,994                    5,906
               Ivy VIP Growth Cl II                                    1,394,071                  350,141
               Ivy VIP High Income Cl II                                 186,482                   52,955
               Ivy VIP Intl Core Equity Cl II                            898,371                  344,086
               Ivy VIP Limited-Term Bond Cl II                            22,791                    7,717
               Ivy VIP Mid Cap Growth Cl II                              328,686                  129,793
               Ivy VIP Natural Res Cl II                                 428,545                  260,777
               Ivy VIP Path Aggressive Cl II                           1,105,938                  268,004
               Ivy VIP Path Conserv Cl II                                 29,351                   35,169
               Ivy VIP Path Mod - MV Cl II                             1,796,646                  170,937
               Ivy VIP Path Mod Aggr Cl II                             1,762,384                  317,621
               Ivy VIP Path Mod Cl II                                    486,448                  508,823
               Ivy VIP Path Mod Cons Cl II                                81,229                   38,600

  58

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

               SUB-ACCOUNT                                             PURCHASES                  SALES
               -----------------------------------------              -----------              -----------

               Ivy VIP Science & Tech Cl II                           $ 1,519,166              $   448,796
               Ivy VIP Securian RE Sec Cl II                               69,016                   60,037
               Ivy VIP Small Cap Core Cl II                               376,081                   19,439
               Ivy VIP Small Cap Growth Cl II                             295,863                  186,484
               Ivy VIP Value Cl II                                        137,251                   26,707
               Janus Henderson Balanced IS (a)                            108,574                    4,666
               Janus Henderson Flexible Bond IS (a)                        22,416                    7,824
               Janus Henderson Forty IS (a)                               177,904                   16,794
               Janus Henderson Mid Cap Val IS (a)                          54,870                    1,516
               Janus Henderson Overseas IS                                326,983                  304,711
               Janus Henderson Research IS                                548,374                  139,091
               MFS VIT - Mid Cap Growth Ser IC (a)                         40,241                    1,808
               MFS VIT II - Intl Intrinsic Val IC                       1,232,168                  262,224
               MorgStanley VIF Emg Mk Eq Cl 2                           1,172,755                  175,340
               Morningstar Aggr Growth ETF Cl I                         9,172,705                3,462,787
               Morningstar Balanced ETF Cl I                            1,992,012                1,611,754
               Morningstar Conservative ETF Cl I                          452,231                  299,461
               Morningstar Growth ETF Cl I                              9,179,150               10,175,037
               Morningstar Inc & Gro Asset All Cl I                       403,034                  536,466
               Neuberger Berman Sustain Eq Cl I (a)                        24,672                      815
               PIMCO VIT Global Div Alloc Adv Cl                        1,609,402                  103,683
               PIMCO VIT Low Duration IS (a)                               13,305                      835
               PIMCO VIT Total Return IS (a)                              194,121                    2,169
               Putnam VT Equity Income Cl IA (a)                           46,173                   21,412
               Putnam VT Growth Opp Cl IA (a)                             241,350                    2,642
               Putnam VT Intl Eq Cl IA (a)                                 21,769                    2,962
               SFT Core Bond Cl 1                                       1,401,279                  333,518
               SFT Dynamic Mgd Vol                                      2,740,036                  368,632
               SFT Govt Money Market (a)                                  140,720                  117,005
               SFT Index 400 MC Cl 1                                    2,778,776                  503,298
               SFT Index 500 Cl 1                                       9,057,211                  845,166
               SFT Intl Bond Cl 1                                         295,467                  160,216
               SFT Ivy Growth                                             736,311                  180,559
               SFT Ivy Small Cap Growth                                   674,473                  168,168
               SFT Mgd Vol Equity                                       2,468,309                  187,450
               SFT Real Estate Cl 1                                     1,163,953                  478,060
               SFT T. Rowe Price Value                                    707,903                  315,568
               SFT Wellington Core Equity Cl 1                            343,157                  100,911
               TOPS Mgd Risk Flex ETF                                   1,651,646                  140,503
               Vanguard VIF Balanced                                    2,335,651                  330,220
               Vanguard VIF Capital Growth                              1,775,483                1,495,762
               Vanguard VIF Diversified Value                             865,897                  144,069
               Vanguard VIF Equity Income                               2,018,722                  681,270
               Vanguard VIF High Yield Bond                               571,532                  201,923
               Vanguard VIF International                               3,223,616                  614,697
               Vanguard VIF Money Market                                   11,492                  798,971
               Vanguard VIF Short-Term Inv-Gr                             315,238                  164,610
               Vanguard VIF Small Co Growth                             3,105,048                  644,177
               Vanguard VIF Total Bond Market                           1,074,932                  279,308
               Vanguard VIF Total Stock Market                          1,790,729                  495,487

               (a) For the period from May 1, 2019 through December 31, 2019.

  59

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

(6)     UNIT ACTIVITY FROM POLICY TRANSACTIONS

        Transactions in units for each segregated sub-account for the years or periods ended December 31, 2019 and 2018 were as follows:

                                                                  SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                                                                    AMER CENTURY                       AMER FUNDS
                                     AB VPS DYN                     AMER CENTURY      VP INC &         AMER FUNDS       IS GLOBAL
                                     ASSET ALLOC    AB VPS INTL    II VP INFL PRO      GROWTH        IS GLOBAL BOND     SMALL CAP
                                        CL B        VALUE CL A        CL I (A)        CL I (A)          CL 1 (A)        CL 1 (A)
                                    -----------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017                   4,237,745         554,766             --               --               --               --
   Policy purchase payments           1,668,265          82,582             --               --               --               --
   Policy terminations, withdrawal
    payments and charges               (145,234)        (23,832)            --               --               --               --
                                    -----------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018                   5,760,776         613,516             --               --               --               --
   Policy purchase payments           1,394,499         105,530         14,168           19,951           27,604           85,227
   Policy terminations, withdrawal
    payments and charges               (123,902)        (82,104)          (675)          (1,938)          (1,470)         (31,811)
                                    -----------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019                   7,031,373         636,942         13,493           18,013           26,134           53,416
                                    ===============================================================================================

                                                                  SEGREGATED SUB-ACCOUNTS
                                    --------------------------------------------------------------------------------------------
                                     AMER FUNDS     AMER FUNDS                    AMER FUNDS      AMER FUNDS      CLEARBRIDGE
                                         IS             IS         AMER FUNDS         IS              IS            SM CAP
                                       GROWTH       GROWTH-INC       IS INTL       NEW WORLD      US GOVT/AAA       GROWTH
                                      CL 1 (A)       CL 1 (A)         CL 1         CL 1 (A)        CL 1 (A)        CL I (A)
                                    --------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017                          --              --       161,092             --              --               --
   Policy purchase payments                  --              --       479,231             --              --               --
   Policy terminations, withdrawal
    payments and charges                     --              --      (278,082)            --              --               --
                                    --------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018                          --              --       362,241             --              --               --
   Policy purchase payments             217,521          74,628       438,947        393,662          12,676           40,029
   Policy terminations, withdrawal
    payments and charges                (27,829)         (2,697)      (18,739)       (70,726)           (679)          (3,440)
                                    --------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019                     189,692          71,931       782,449        322,936          11,997           36,589
                                    ============================================================================================

  60

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                                  SEGREGATED SUB-ACCOUNTS
                                   -------------------------------------------------------------------------------------------------
                                    FIDELITY VIP                     FRANKLIN           INVESCO          INVESCO         INVESCO VI
                                       EQUITY-     FIDELITY VIP      SMALL CAP         OPPHMR VI        OPPHMR VI         AMERICAN
                                       INCOME         MID CAP         VAL VIP         INTL GROWTH       MS SM CAP           VALUE
                                         IC             IC             CL 1            SR I (A)         SR I (A)            SR I
                                   -------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017                  1,615,304       1,557,230       2,606,161                --               --            41,475
   Policy purchase payments            212,289         296,064         616,239                --               --            52,089
   Policy terminations, withdrawal
    payments and charges              (117,322)       (188,328)       (225,906)               --               --            (5,691)
                                   -------------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018                  1,710,271       1,664,966       2,996,494                --               --            87,873
   Policy purchase payments            216,785         271,844         663,066           334,873            6,267            47,320
   Policy terminations, withdrawal
    payments and charges              (189,666)       (142,856)       (229,758)           (2,466)            (902)           (8,195)
                                   -------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019                  1,737,390       1,793,954       3,429,802           332,407            5,365           126,998
                                   =================================================================================================

                                                                  SEGREGATED SUB-ACCOUNTS
                                   -------------------------------------------------------------------------------------------------
                                                      IVY VIP                                            IVY VIP
                                     INVESCO VI        ASSET           IVY VIP          IVY VIP         CORPORATE          IVY VIP
                                      COMSTOCK       STRATEGY         BALANCED        CORE EQUITY         BOND             ENERGY
                                      SR I (A)         CL II            CL II            CL II            CL II             CL II
                                   -------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017                         --       5,941,615         209,435         1,046,382          374,327           410,601
   Policy purchase payments                 --         589,394          23,322            92,555           42,084            72,228
   Policy terminations, withdrawal
    payments and charges                    --        (696,179)        (20,180)          (75,713)         (27,365)          (73,777)
                                   -------------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018                         --       5,834,830         212,577         1,063,224          389,046           409,052
   Policy purchase payments             12,503         451,708          20,198            94,602           30,854           162,663
   Policy terminations, withdrawal
    payments and charges                (1,779)       (816,878)        (12,733)         (171,363)         (24,197)          (65,551)
                                   -------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019                     10,724       5,469,660         220,042           986,463          395,703           506,164
                                   =================================================================================================

  61

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                                  SEGREGATED SUB-ACCOUNTS
                                    ------------------------------------------------------------------------------------------
                                     IVY VIP      IVY VIP        IVY VIP        IVY VIP
                                     GLOBAL       GLOBAL         GLOBAL       GOVT MONEY        IVY VIP        IVY VIP
                                      BOND        EQ INC         GROWTH         MARKET          GROWTH       HIGH INCOME
                                      CL II        CL II          CL II          CL II           CL II          CL II
                                    ------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017                    68,307       350,438       604,224         41,742      1,021,782         475,965
   Policy purchase payments            32,789        32,143       120,133          8,234        160,134          52,587
   Policy terminations, withdrawal
    payments and charges               (5,342)      (33,210)      (51,971)       (10,835)      (125,253)        (59,024)
                                    ------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018                    95,754       349,371       672,386         39,141      1,056,663         469,528
   Policy purchase payments            20,970        35,581       112,740          6,580        159,721          46,851
   Policy terminations, withdrawal
    payments and charges               (4,109)      (12,724)      (87,368)        (5,389)      (109,885)        (23,308)
                                    ------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019                   112,615       372,228       697,758         40,332      1,106,499         493,071
                                    ==========================================================================================

                                                                  SEGREGATED SUB-ACCOUNTS
                                   ------------------------------------------------------------------------------------------------
                                       IVY VIP        IVY VIP         IVY VIP          IVY VIP           IVY VIP          IVY VIP
                                      INTL CORE      LIMITED-        MICRO CAP         MID CAP           NATURAL           PATH
                                       EQUITY        TERM BOND        GROWTH           GROWTH              RES          AGGRESSIVE
                                        CL II          CL II         CL II (B)          CL II             CL II            CL II
                                   ------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017                  2,030,232         124,012         262,961          292,733        3,393,637         2,755,980
   Policy purchase payments            370,191          22,560          22,103           45,723          529,615           207,268
   Policy terminations, withdrawal
    payments and charges              (212,299)        (23,129)       (285,064)         (19,490)        (266,776)         (314,840)
                                   ------------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018                  2,188,124         123,443              --          318,966        3,656,476         2,648,408
   Policy purchase payments            366,236          16,771              --           44,201          725,682           198,011
   Policy terminations, withdrawal
    payments and charges              (226,705)         (6,859)             --          (38,835)        (477,730)         (126,968)
                                   ------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019                  2,327,655         133,355              --          324,332        3,904,428         2,719,451
                                   ================================================================================================

  62

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                                  SEGREGATED SUB-ACCOUNTS
                                   -------------------------------------------------------------------------------------------------
                                       IVY VIP        IVY VIP         IVY VIP                            IVY VIP          IVY VIP
                                        PATH           PATH          PATH MOD          IVY VIP          PATH MOD         SCIENCE &
                                       CONSERV       MOD - MV          AGGR           PATH MOD            CONS             TECH
                                        CL II          CL II           CL II            CL II             CL II            CL II
                                   -------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017                    167,584       4,122,385       5,170,903         2,346,676          541,382         1,223,708
   Policy purchase payments              9,641       2,231,887         236,129            73,062           47,566           169,028
   Policy terminations, withdrawal
    payments and charges               (54,597)     (1,054,372)       (266,622)         (336,853)        (225,687)          (80,229)
                                   -------------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018                    122,628       5,299,900       5,140,410         2,082,885          363,261         1,312,507
   Policy purchase payments              9,006       1,130,751         255,528            44,262           12,551           250,542
   Policy terminations, withdrawal
    payments and charges               (20,628)       (148,357)       (170,060)         (269,550)         (22,129)         (120,090)
                                   -------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019                    111,006       6,282,294       5,225,878         1,857,597          353,683         1,442,959
                                   =================================================================================================

                                                                  SEGREGATED SUB-ACCOUNTS
                                    ------------------------------------------------------------------------------------------
                                     IVY VIP       IVY VIP       IVY VIP                         JANUS           JANUS
                                    SECURIAN        SMALL         SMALL         IVY VIP        HENDERSON       HENDERSON
                                     RE SEC       CAP CORE     CAP GROWTH        VALUE         BALANCED      FLEXIBLE BOND
                                      CL II         CL II         CL II          CL II          IS (A)          IS (A)
                                    ------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017                   212,899       219,131       325,997         351,473             --              --
   Policy purchase payments            32,048        16,490       281,241          25,981             --              --
   Policy terminations, withdrawal
    payments and charges              (19,325)      (24,176)      (45,666)        (51,653)            --              --
                                    ------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018                   225,622       211,445       561,572         325,801             --              --
   Policy purchase payments            30,313        92,358        74,280          38,645        102,522          21,298
   Policy terminations, withdrawal
    payments and charges              (29,564)       (7,527)      (78,753)        (12,246)        (4,428)         (7,414)
                                    ------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019                   226,371       296,276       557,099         352,200         98,094          13,884
                                    ==========================================================================================

  63

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                                  SEGREGATED SUB-ACCOUNTS
                                   --------------------------------------------------------------------------------------------
                                                     JANUS          JANUS          JANUS        MFS VIT -
                                        JANUS      HENDERSON      HENDERSON      HENDERSON       MID CAP      MFS VIT II -
                                      HENDERSON     MID CAP       OVERSEAS       RESEARCH        GROWTH      INTL INTRINSIC
                                    FORTY IS (A)  VAL IS (A)         IS             IS         SER IC (A)        VAL IC
                                   --------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017                          --           --     2,606,338         722,657             --       2,034,403
   Policy purchase payments                  --           --       287,230          63,839             --         983,643
   Policy terminations, withdrawal
    payments and charges                     --           --      (262,216)        (42,873)            --        (178,958)
                                   --------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018                          --           --     2,631,352         743,623             --       2,839,088
   Policy purchase payments             169,193       51,619       281,378         116,558         37,501         751,074
   Policy terminations, withdrawal
    payments and charges                (15,945)      (1,448)     (305,647)        (51,476)        (1,731)       (197,059)
                                   --------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019                     153,248       50,171     2,607,083         808,705         35,770       3,393,103
                                   ============================================================================================

                                                                  SEGREGATED SUB-ACCOUNTS
                                   ----------------------------------------------------------------------------------------------
                                      MORGSTANLEY     MORNINGSTAR                                                  MORNINGSTAR
                                          VIF            AGGR        MORNINGSTAR    MORNINGSTAR     MORNINGSTAR     INC & GRO
                                       EMG MK EQ        GROWTH        BALANCED     CONSERVATIVE       GROWTH        ASSET ALL
                                         CL 2          ETF CL I       ETF CL I       ETF CL I        ETF CL I         CL I
                                   ----------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017                   2,376,047       24,132,551      7,839,863      1,570,689      38,989,765      1,723,136
   Policy purchase payments             847,068        3,981,245        788,663        434,467       2,983,555        362,010
   Policy terminations, withdrawal
    payments and charges               (501,209)      (2,121,920)      (589,076)      (451,912)     (3,881,161)      (446,692)
                                   ----------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018                   2,721,906       25,991,876      8,039,450      1,553,244      38,092,159      1,638,454
   Policy purchase payments             809,484        4,028,548        830,174        270,888       2,898,250        185,615
   Policy terminations, withdrawal
    payments and charges               (159,927)      (1,911,004)      (943,246)      (213,490)     (5,862,904)      (333,819)
                                   ----------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019                   3,371,463       28,109,420      7,926,378      1,610,642      35,127,505      1,490,250
                                   ==============================================================================================

  64

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                                  SEGREGATED SUB-ACCOUNTS
                                    ------------------------------------------------------------------------------------------
                                     NEUBERGER      PIMCO          PIMCO          PIMCO          PUTNAM        PUTNAM VT
                                      BERMAN     VIT GLOBAL       VIT LOW       VIT TOTAL       VT EQUITY       GROWTH
                                      SUSTAIN     DIV ALLOC      DURATION        RETURN          INCOME           OPP
                                    EQ CL I (A)    ADV CL         IS (A)         IS (A)         CL IA (A)      CL IA (A)
                                    ------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017                         --     3,531,621            --             --              --              --
   Policy purchase payments                 --     1,298,468            --             --              --              --
   Policy terminations, withdrawal
    payments and charges                    --       (83,173)           --             --              --              --
                                    ------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018                         --     4,746,916            --             --              --              --
   Policy purchase payments             22,900     1,217,970        12,977        183,893          45,171         233,174
   Policy terminations, withdrawal
    payments and charges                  (797)      (90,573)         (816)        (2,067)        (21,757)         (2,518)
                                    ------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019                     22,103     5,874,313        12,161        181,826          23,414         230,656
                                    ==========================================================================================

                                                                  SEGREGATED SUB-ACCOUNTS
                                   ------------------------------------------------------------------------------------------------
                                       PUTNAM                                            SFT
                                         VT          SFT CORE           SFT             GOVT               SFT              SFT
                                       INTL EQ         BOND           DYNAMIC           MONEY           INDEX 400        INDEX 500
                                      CL IA (A)        CL 1           MGD VOL        MARKET (A)          MC CL 1           CL 1
                                   ------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017                         --       1,896,656      11,065,343               --        2,948,734         7,795,082
   Policy purchase payments                 --       1,064,338       3,519,233               --        1,785,639         3,136,302
   Policy terminations, withdrawal
    payments and charges                    --        (256,963)     (1,553,902)              --         (685,834)         (905,927)
                                   ------------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018                         --       2,704,031      13,030,674               --        4,048,539        10,025,457
   Policy purchase payments             21,355         986,609       2,062,124          139,364        1,309,624         3,867,201
   Policy terminations, withdrawal
    payments and charges                (2,885)       (234,812)       (289,524)        (115,907)        (217,009)         (373,745)
                                   ------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019                     18,470       3,455,828      14,803,274           23,457        5,141,154        13,518,913
                                   ================================================================================================

  65

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                                  SEGREGATED SUB-ACCOUNTS
                                   ------------------------------------------------------------------------------------------------
                                                                      SFT IVY                             SFT               SFT
                                      SFT INTL        SFT IVY        SMALL CAP         SFT MGD         MORTGAGE         REAL ESTATE
                                      BOND CL 1       GROWTH          GROWTH         VOL EQUITY        CL 1 (C)            CL 1
                                   ------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017                    687,606         374,799         429,302        4,368,005          198,070         1,933,959
   Policy purchase payments            112,707         692,043         508,310        2,276,930           25,973           611,486
   Policy terminations, withdrawal
    payments and charges               (60,889)       (266,619)       (264,823)        (144,456)        (224,043)         (143,323)
                                   ------------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018                    739,424         800,223         672,789        6,500,479               --         2,402,122
   Policy purchase payments            172,401         437,400         406,772        1,952,830               --           650,330
   Policy terminations, withdrawal
    payments and charges               (93,499)       (105,854)       (101,644)        (150,979)              --          (251,403)
                                   ------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019                    818,326       1,131,769         977,917        8,302,330               --         2,801,049
                                   ================================================================================================

                                                                  SEGREGATED SUB-ACCOUNTS
                                   ------------------------------------------------------------------------------------------------
                                                        SFT            TOPS                             VANGUARD         VANGUARD
                                         SFT        WELLINGTON       MGD RISK         VANGUARD             VIF              VIF
                                       T. ROWE      CORE EQUITY        FLEX              VIF             CAPITAL        DIVERSIFIED
                                     PRICE VALUE       CL 1             ETF           BALANCED           GROWTH            VALUE
                                   ------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017                    828,098         135,773       4,943,171        2,695,148        2,363,671           848,095
   Policy purchase payments            593,282         120,714       1,650,536          779,350          318,584           291,928
   Policy terminations, withdrawal
    payments and charges              (149,661)        (30,205)       (123,499)        (159,155)        (161,036)          (99,588)
                                   ------------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018                  1,271,719         226,282       6,470,208        3,315,343        2,521,219         1,040,435
   Policy purchase payments            524,123         238,792       1,246,078          714,123          418,455           309,169
   Policy terminations, withdrawal
    payments and charges              (235,256)        (67,887)       (133,454)        (140,791)        (432,333)          (67,511)
                                   ------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019                  1,560,586         397,187       7,582,832        3,888,675        2,507,341         1,282,093
                                   ================================================================================================

  66

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                                  SEGREGATED SUB-ACCOUNTS
                                   ------------------------------------------------------------------------------------------------
                                      VANGUARD       VANGUARD                         VANGUARD          VANGUARD         VANGUARD
                                         VIF            VIF          VANGUARD            VIF               VIF              VIF
                                       EQUITY       HIGH YIELD          VIF             MONEY          SHORT-TERM          SMALL
                                       INCOME          BOND        INTERNATIONAL       MARKET            INV-GR          CO GROWTH
                                   ------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2017                  2,375,986         877,598       4,221,569        1,152,600          522,227         3,064,944
   Policy purchase payments            466,366         148,138       1,455,350               --           97,676           944,799
   Policy terminations, withdrawal
    payments and charges              (116,398)        (54,561)       (314,512)        (127,069)         (81,003)         (272,214)
                                   ------------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2018                  2,725,954         971,175       5,362,407        1,025,531          538,900         3,737,529
   Policy purchase payments            525,725         216,181       1,618,146               --          213,864           813,637
   Policy terminations, withdrawal
    payments and charges              (256,133)        (97,957)       (344,906)        (739,162)        (119,729)         (230,060)
                                   ------------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 2019                  2,995,546       1,089,399       6,635,647          286,369          633,035         4,321,106
                                   ================================================================================================

                                                             SEGREGATED SUB-ACCOUNTS
                                                             ----------------------------
                                                               VANGUARD        VANGUARD
                                                                  VIF             VIF
                                                              TOTAL BOND      TOTAL STOCK
                                                                MARKET          MARKET
                                                             ----------------------------

Units outstanding at December 31, 2017                         1,611,565       1,909,454
   Policy purchase payments                                      320,383         476,440
   Policy terminations, withdrawal payments and charges         (154,290)       (227,871)
                                                             ----------------------------
Units outstanding at December 31, 2018                         1,777,658       2,158,023
   Policy purchase payments                                      655,499         556,313
   Policy terminations, withdrawal payments and charges         (186,991)       (174,589)
                                                             ----------------------------

Units outstanding at December 31, 2019                         2,246,166       2,539,747
                                                             ============================

(a) For the period from May 1, 2019 through December 31, 2019.
(b) For period from January 1, 2018 through November 2, 2018.
(c) For period from January 1, 2018 through November 30, 2018.

  67

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

(7)    FINANCIAL HIGHLIGHTS

       A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2019, 2018, 2017, 2016, and 2015 is as follows:

                                                                                                   FOR THE YEARS OR
                                                      AT DECEMBER 31                           PERIOD ENDED DECEMBER 31
                                       --------------------------------------------     --------------------------------------

                                                                                        INVESTMENT
                                           UNITS           UNIT                           INCOME        EXPENSE        TOTAL
                                        OUTSTANDING     FAIR VALUE       NET ASSETS       RATIO*        RATIO**      RETURN***
                                       --------------------------------------------     --------------------------------------

AB VPS DYN ASSET ALLOC CL B
    2019                                  7,031,373   $ 1.21 to 1.22   $  8,480,606        1.87%        (0.30)%       15.59%
    2018                                  5,760,776     1.04 to 1.05      6,011,244        1.68%        (0.30)%       (7.07)%
    2017                                  4,237,745     1.12 to 1.13      4,758,626        1.89%        (0.30)%       14.66%
    2016                                  2,529,570     0.98 to 0.99      2,477,080        0.69%        (0.30)%        3.67%
    2015   (a)                              241,692     0.94 to 0.95        228,330        0.33%        (0.30)%       (4.85)%

AB VPS INTL VALUE CL A
    2019                                    636,942         0.97            615,654        0.95%         0.00%        17.14%
    2018                                    613,516         0.83            506,252        1.57%         0.00%       (22.79)%
    2017                                    554,766         1.07            592,879        2.30%         0.00%        25.42%
    2016                                    568,893         0.85            484,753        1.36%         0.00%        (0.47)%
    2015                                    522,488         0.86            447,299        2.49%         0.00%         2.75%

AMER CENTURY II VP INFL PRO CL I
    2019   (b)                               13,493         1.05             14,111        2.64%         0.00%         4.79%

AMER CENTURY VP INC & GROWTH CL I
    2019   (b)                               18,013         1.07             19,320        1.96%         0.00%         8.19%

AMER FUNDS IS GLOBAL BOND CL 1
    2019   (b)                               26,134         1.05             27,521        2.14%         0.00%         5.40%

AMER FUNDS IS GLOBAL SMALL CAP CL 1
    2019   (b)                               53,416         1.12             59,833        0.51%         0.00%        12.85%

AMER FUNDS IS GROWTH CL 1
    2019   (b)                              189,692         1.12            212,601        1.76%         0.00%        13.03%

AMER FUNDS IS GROWTH-INC CL 1
    2019   (b)                               71,931         1.09             78,599        3.22%         0.00%        10.11%

AMER FUNDS IS INTL CL 1
    2019                                    782,449         1.28          1,000,915        2.36%         0.00%        23.21%
    2018                                    362,241         1.04            376,080        2.39%         0.00%       (12.94)%
    2017                                    161,092         1.19            192,111        1.97%         0.00%        32.46%
    2016                                     86,225         0.90             77,630        2.02%         0.00%         3.78%
    2015   (a)                               56,509         0.87             49,022        5.64%         0.00%       (13.25)%

AMER FUNDS IS NEW WORLD CL 1
    2019   (b)                              322,936         1.10            356,729        2.13%         0.00%        11.05%

AMER FUNDS IS US GOVT/AAA CL 1
    2019   (b)                               11,997         1.03             12,400        3.29%         0.00%         3.44%

CLEARBRIDGE SM CAP GROWTH CL I
    2019   (b)                               36,589         1.05             38,553        0.00%        (0.25)%        6.52%

  68

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                                                                       FOR THE YEARS OR
                                                        AT DECEMBER 31                             PERIOD ENDED DECEMBER 31
                                        ----------------------------------------------     ----------------------------------------

                                                                                            INVESTMENT
                                             UNITS            UNIT                            INCOME        EXPENSE         TOTAL
                                          OUTSTANDING      FAIR VALUE       NET ASSETS        RATIO*        RATIO**       RETURN***
                                        ----------------------------------------------     ----------------------------------------

FIDELITY VIP EQUITY-INCOME IC
     2019                                   1,737,390   $     2.34        $  4,072,949         2.06%        (0.10)%        27.57%
     2018                                   1,710,271         1.84           3,142,872         2.36%        (0.10)%        (8.20)%
     2017                                   1,615,304         2.00           3,233,493         1.74%        (0.10)%        13.01%
     2016                                   1,496,314         1.77           2,650,559         2.63%        (0.10)%        18.14%
     2015                                   1,284,740         1.50           1,926,420         3.35%        (0.10)%        (3.87)%

FIDELITY VIP MID CAP IC
     2019                                   1,793,954         2.55           4,580,628         0.89%        (0.10)%        23.57%
     2018                                   1,664,966         2.07           3,440,327         0.67%        (0.10)%       (14.45)%
     2017                                   1,557,230         2.42           3,761,328         0.71%        (0.10)%        20.93%
     2016                                   1,456,316         2.00           2,908,795         0.54%        (0.10)%        12.35%
     2015                                   1,327,332         1.78           2,359,827         0.54%        (0.10)%        (1.29)%

FRANKLIN SMALL CAP VAL VIP CL 1
     2019                                   3,429,802     1.45 to 2.80       8,004,408         1.28%        (0.15)%        26.91%
     2018                                   2,996,494     1.14 to 2.21       5,667,391         1.12%        (0.15)%       (12.55)%
     2017                                   2,606,161     1.31 to 2.52       5,771,571         0.72%        (0.15)%        11.08%
     2016                                   2,200,647     1.18 to 2.27       4,515,271         0.99%        (0.15)%        30.73%
     2015                                   1,683,260     0.90 to 1.74       2,726,615         0.13%        (0.15)%        (7.04)%

INVESCO OPPHMR VI INTL GROWTH SR I
     2019   (b)                               332,407         1.10             364,863         0.02%        (0.10)%        10.23%

INVESCO OPPHMR VI MS SM CAP SR I
     2019   (b)                                 5,365         1.08               5,803         0.00%        (0.10)%         9.04%

INVESCO VI AMERICAN VALUE SR I
     2019                                     126,998         1.21             153,642         0.76%        (0.15)%        25.21%
     2018                                      87,873         0.97              84,902         0.57%        (0.15)%       (12.52)%
     2017                                      41,475         1.10              45,806         0.91%        (0.15)%        10.17%
     2016                                      25,540         1.00              25,603         0.42%        (0.25)%        15.78%
     2015   (a)                                 3,453         0.87               2,990         0.35%        (0.25)%       (13.42)%

INVESCO VI COMSTOCK SR I
     2019   (b)                                10,724         1.07              11,473         3.29%        (0.15)%         7.89%

IVY VIP ASSET STRATEGY CL II
     2019                                   5,469,660     1.19 to 1.73       8,930,009         2.14%        (0.45)%        22.33%
     2018                                   5,834,830     0.97 to 1.42       7,845,797         1.85%        (0.45)%        (5.01)%
     2017                                   5,941,615     1.03 to 1.49       8,465,909         1.59%        (0.45)%        18.80%
     2016                                   5,991,671     0.86 to 1.26       7,239,976         0.54%        (0.45)%        (2.13)%
     2015                                   6,385,499     0.88 to 1.28       7,957,370         0.35%        (0.45)%        (7.93)%

IVY VIP BALANCED CL II
     2019                                     220,042         2.30             506,278         1.73%        (0.45)%        22.64%
     2018                                     212,577         1.88             398,804         1.53%        (0.45)%        (2.80)%
     2017                                     209,435         1.93             404,232         1.57%        (0.45)%        11.87%
     2016                                     182,760         1.73             315,321         1.27%        (0.45)%         2.49%
     2015                                     151,824         1.68             255,586         0.90%        (0.45)%         0.12%

  69

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                                                                    FOR THE YEARS OR
                                                      AT DECEMBER 31                            PERIOD ENDED DECEMBER 31
                                       ---------------------------------------------    ---------------------------------------

                                                                                         INVESTMENT
                                           UNITS            UNIT                           INCOME        EXPENSE        TOTAL
                                        OUTSTANDING      FAIR VALUE       NET ASSETS       RATIO*        RATIO**      RETURN***
                                       ---------------------------------------------    ---------------------------------------

IVY VIP CORE EQUITY CL II
    2019                                    986,463   $     3.18        $  3,134,015        0.55%        (0.45)%       31.68%
    2018                                  1,063,224         2.41           2,565,189        0.45%        (0.45)%       (4.08)%
    2017                                  1,046,382         2.52           2,631,862        0.43%        (0.45)%       21.30%
    2016                                    994,402         2.07           2,062,011        0.39%        (0.45)%        4.21%
    2015                                    941,263         1.99           1,873,059        0.35%        (0.45)%       (0.25)%

IVY VIP CORPORATE BOND CL II
    2019                                    395,703         1.67             660,161        2.72%        (0.45)%       12.68%
    2018                                    389,046         1.48             576,000        2.13%        (0.45)%       (1.46)%
    2017                                    374,327         1.50             562,412        1.57%        (0.45)%        4.48%
    2016                                    306,491         1.44             440,732        2.36%        (0.45)%        4.50%
    2015                                    306,120         1.38             421,238        2.89%        (0.45)%        0.65%

IVY VIP ENERGY CL II
    2019                                    506,164         0.59             298,903        0.00%        (0.45)%        3.94%
    2018                                    409,052         0.57             232,391        0.00%        (0.45)%      (33.84)%
    2017                                    410,601         0.86             352,573        0.87%        (0.45)%      (12.25)%
    2016                                    341,324         0.98             334,005        0.14%        (0.45)%       35.16%
    2015                                    360,314         0.72             260,871        0.06%        (0.45)%      (21.79)%

IVY VIP GLOBAL BOND CL II
    2019                                    112,615         1.33             150,049        3.56%        (0.45)%        9.91%
    2018                                     95,754         1.21             116,076        2.87%        (0.45)%        0.28%
    2017                                     68,307         1.21              82,576        2.71%        (0.45)%        4.74%
    2016                                     55,429         1.15              63,977        3.53%        (0.45)%        7.52%
    2015                                     46,344         1.07              49,750        3.65%        (0.45)%       (2.22)%

IVY VIP GLOBAL EQ INC CL II
    2019                                    372,228         1.93             716,961        2.78%        (0.45)%       23.70%
    2018                                    349,371         1.56             543,986        1.64%        (0.45)%      (11.28)%
    2017                                    350,438         1.75             615,001        1.23%        (0.45)%       16.08%
    2016                                    345,018         1.51             521,614        1.26%        (0.45)%        7.44%
    2015                                    341,211         1.41             480,158        1.25%        (0.45)%       (1.61)%

IVY VIP GLOBAL GROWTH CL II
    2019                                    697,758         1.81           1,261,517        0.63%        (0.45)%       26.50%
    2018                                    672,386         1.43             961,002        0.46%        (0.45)%       (5.84)%
    2017                                    604,224         1.52             917,190        0.05%        (0.45)%       25.08%
    2016                                    571,602         1.21             693,684        0.22%        (0.45)%       (2.60)%
    2015                                    616,544         1.25             768,217        0.42%        (0.45)%        3.86%

IVY VIP GOVT MONEY MARKET CL II
    2019                                     40,332         1.10              44,517        1.79%         0.00%         1.83%
    2018                                     39,141         1.08              42,430        1.51%         0.00%         1.53%
    2017                                     41,742         1.07              44,567        0.60%         0.00%         0.59%
    2016                                     31,739         1.06              33,688        0.13%         0.00%         0.23%
    2015                                     26,831         1.06              28,608        0.02%         0.00%         0.48%

  70

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                                                                      FOR THE YEARS OR
                                                        AT DECEMBER 31                            PERIOD ENDED DECEMBER 31
                                        ---------------------------------------------     ----------------------------------------

                                                                                           INVESTMENT
                                            UNITS            UNIT                            INCOME        EXPENSE        TOTAL
                                         OUTSTANDING      FAIR VALUE       NET ASSETS        RATIO*        RATIO**      RETURN***
                                        ---------------------------------------------     ----------------------------------------

IVY VIP GROWTH CL II
     2019                                  1,106,499   $      3.71       $  4,101,771         0.00%        (0.45)%       37.20%
     2018                                  1,056,663          2.70          2,854,942         0.03%        (0.45)%        2.75%
     2017                                  1,021,782          2.63          2,686,868         0.24%        (0.45)%       29.92%
     2016                                    937,983          2.02          1,898,494         0.02%        (0.45)%        1.68%
     2015                                    888,824          1.99          1,769,278         0.11%        (0.45)%        7.65%

IVY VIP HIGH INCOME CL II
     2019                                    493,071          2.45          1,207,123         6.42%        (0.45)%       11.69%
     2018                                    469,528          2.19          1,029,140         6.22%        (0.45)%       (1.67)%
     2017                                    475,965          2.23          1,060,981         5.34%        (0.45)%        7.16%
     2016                                    432,045          2.08            898,746         7.04%        (0.45)%       16.71%
     2015                                    427,016          1.78            761,117         6.03%        (0.45)%       (6.08)%

IVY VIP INTL CORE EQUITY CL II
     2019                                  2,327,655          1.64          3,822,982         1.53%        (0.45)%       19.23%
     2018                                  2,188,124          1.38          3,014,263         1.54%        (0.45)%      (17.44)%
     2017                                  2,030,232          1.67          3,387,505         1.34%        (0.45)%       23.71%
     2016                                  1,801,001          1.35          2,429,121         1.29%        (0.45)%        1.54%
     2015                                  1,678,246          1.33          2,229,271         1.24%        (0.45)%       (0.49)%

IVY VIP LIMITED-TERM BOND CL II
     2019                                    133,355          1.21            161,161         1.79%        (0.45)%        4.70%
     2018                                    123,443          1.15            142,487         1.84%        (0.45)%        1.24%
     2017                                    124,012          1.14            141,394         1.63%        (0.45)%        1.86%
     2016                                     87,565          1.12             98,017         1.37%        (0.45)%        2.40%
     2015                                     64,727          1.09             70,755         1.60%        (0.45)%        1.33%

IVY VIP MID CAP GROWTH CL II
     2019                                    324,332          3.77          1,221,405         0.00%        (0.45)%       38.56%
     2018                                    318,966          2.72            866,899         0.00%        (0.45)%        0.40%
     2017                                    292,733          2.71            792,471         0.00%        (0.45)%       27.46%
     2016                                    257,751          2.12            547,418         0.00%        (0.45)%        6.59%
     2015                                    265,579          1.99            529,157         0.00%        (0.45)%       (5.35)%

IVY VIP NATURAL RES CL II
     2019                                  3,904,428          0.57          2,219,789         0.98%        (0.45)%        9.95%
     2018                                  3,656,476          0.52          1,890,704         0.30%        (0.45)%      (22.88)%
     2017                                  3,393,637          0.67          2,275,489         0.13%        (0.45)%        3.43%
     2016                                  3,151,273          0.65          2,042,883         0.64%        (0.45)%       24.37%
     2015                                  2,957,894          0.52          1,541,817         0.10%        (0.45)%      (22.04)%

IVY VIP PATH AGGRESSIVE CL II
     2019                                  2,719,451          2.33          6,344,891         2.75%        (0.45)%       23.79%
     2018                                  2,648,408          1.88          4,991,523         1.81%        (0.45)%       (3.83)%
     2017                                  2,755,980          1.96          5,401,212         0.88%        (0.45)%       20.37%
     2016                                  2,491,028          1.63          4,055,671         1.49%        (0.45)%        5.28%
     2015                                  2,309,125          1.55          3,571,097         2.66%        (0.45)%        0.79%

  71

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                                                                   FOR THE YEARS OR
                                                      AT DECEMBER 31                           PERIOD ENDED DECEMBER 31
                                       ---------------------------------------------    ---------------------------------------

                                                                                         INVESTMENT
                                           UNITS            UNIT                           INCOME        EXPENSE        TOTAL
                                        OUTSTANDING      FAIR VALUE       NET ASSETS       RATIO*        RATIO**      RETURN***
                                       ---------------------------------------------    ---------------------------------------

IVY VIP PATH CONSERV CL II
    2019                                    111,006   $     1.84        $    204,701        1.91%        (0.45)%       15.17%
    2018                                    122,628         1.60             196,342        1.11%        (0.45)%       (1.48)%
    2017                                    167,584         1.63             272,358        0.69%        (0.45)%       11.01%
    2016                                    154,499         1.46             226,198        0.95%        (0.45)%        3.31%
    2015                                     51,772         1.42              73,372        1.03%        (0.45)%        0.90%

IVY VIP PATH MOD - MV CL II
    2019                                  6,282,294     1.27 to 1.29       7,960,125        1.84%        (0.25)%       17.62%
    2018                                  5,299,900     1.08 to 1.10       5,709,512        0.92%        (0.25)%       (3.76)%
    2017                                  4,122,385     1.12 to 1.14       4,614,338        0.43%        (0.25)%       14.08%
    2016                                  3,109,713     0.98 to 1.00       3,050,951        0.55%        (0.25)%        2.07%
    2015   (a)                              456,516     0.96 to 0.98         439,342        0.00%        (0.25)%       (2.28)%

IVY VIP PATH MOD AGGR CL II
    2019                                  5,225,878         2.18          11,407,661        2.66%        (0.45)%       21.95%
    2018                                  5,140,410         1.79           9,201,672        1.72%        (0.45)%       (4.27)%
    2017                                  5,170,903         1.87           9,669,539        0.83%        (0.45)%       17.24%
    2016                                  5,512,907         1.60           8,792,968        1.60%        (0.45)%        4.99%
    2015                                  5,258,823         1.52           7,989,159        2.27%        (0.45)%        0.51%

IVY VIP PATH MOD CL II
    2019                                  1,857,597         2.07           3,839,360        2.56%        (0.45)%       19.59%
    2018                                  2,082,885         1.73           3,599,863        1.39%        (0.45)%       (3.47)%
    2017                                  2,346,676         1.79           4,201,405        0.75%        (0.45)%       15.21%
    2016                                  2,410,578         1.55           3,746,030        1.30%        (0.45)%        4.11%
    2015                                  2,459,209         1.49           3,670,698        1.66%        (0.45)%        0.77%

IVY VIP PATH MOD CONS CL II
    2019                                    353,683         1.97             695,622        2.30%        (0.45)%       17.37%
    2018                                    363,261         1.68             608,714        1.54%        (0.45)%       (2.23)%
    2017                                    541,382         1.71             927,851        0.80%        (0.45)%       13.27%
    2016                                    508,543         1.51             769,443        1.35%        (0.45)%        3.56%
    2015                                    558,345         1.46             815,727        1.47%        (0.45)%        0.78%

IVY VIP SCIENCE & TECH CL II
    2019                                  1,442,959         4.40           6,348,734        0.00%        (0.45)%       50.16%
    2018                                  1,312,507         2.93           3,845,813        0.00%        (0.45)%       (4.80)%
    2017                                  1,223,708         3.08           3,766,606        0.00%        (0.45)%       32.71%
    2016                                  1,161,806         2.32           2,694,675        0.00%        (0.45)%        2.00%
    2015                                  1,117,657         2.27           2,541,476        0.00%        (0.45)%       (2.44)%

IVY VIP SECURIAN RE SEC CL II
    2019                                    226,371         2.17             490,427        1.57%        (0.45)%       24.99%
    2018                                    225,622         1.73             391,077        1.54%        (0.45)%       (5.14)%
    2017                                    212,899         1.83             389,036        1.26%        (0.45)%        5.86%
    2016                                    183,764         1.73             317,209        1.02%        (0.45)%        4.73%
    2015                                    166,551         1.65             274,504        0.97%        (0.45)%        5.26%

  72

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                                                                      FOR THE YEARS OR
                                                        AT DECEMBER 31                            PERIOD ENDED DECEMBER 31
                                        ----------------------------------------------    ----------------------------------------

                                                                                           INVESTMENT
                                            UNITS            UNIT                            INCOME        EXPENSE         TOTAL
                                         OUTSTANDING      FAIR VALUE        NET ASSETS       RATIO*        RATIO**       RETURN***
                                        ----------------------------------------------    ----------------------------------------

IVY VIP SMALL CAP CORE CL II
     2019                                    296,276    $     2.98        $    884,271        0.00%        (0.45)%        24.89%
     2018                                    211,445          2.39             505,316        0.12%        (0.45)%       (10.08)%
     2017                                    219,131          2.66             582,391        0.00%        (0.45)%        14.24%
     2016                                    201,995          2.33             469,943        0.39%        (0.45)%        29.46%
     2015                                    170,795          1.80             306,941        0.09%        (0.45)%        (5.16)%

IVY VIP SMALL CAP GROWTH CL II
     2019                                    557,099          2.63           1,463,367        0.00%        (0.45)%        23.93%
     2018                                    561,572          2.12           1,190,324        0.35%        (0.45)%        (3.68)%
     2017                                    325,997          2.20             717,377        0.00%        (0.45)%        23.67%
     2016                                    326,592          1.78             581,132        0.00%        (0.45)%         3.38%
     2015                                    292,167          1.72             502,891        0.00%        (0.45)%         2.34%

IVY VIP VALUE CL II
     2019                                    352,200          2.53             891,432        0.79%        (0.45)%        26.90%
     2018                                    325,801          1.99             649,825        1.94%        (0.45)%        (6.81)%
     2017                                    351,473          2.14             752,299        1.37%        (0.45)%        13.00%
     2016                                    325,263          1.89             616,110        1.11%        (0.45)%        11.64%
     2015                                    210,037          1.70             356,370        0.76%        (0.45)%        (3.48)%

JANUS HENDERSON BALANCED IS
     2019   (b)                               98,094          1.10             107,739        2.23%         0.00%         10.39%

JANUS HENDERSON FLEXIBLE BOND IS
     2019   (b)                               13,884          1.06              14,752        2.75%         0.00%          6.16%

JANUS HENDERSON FORTY IS
     2019   (b)                              153,248          1.12             172,227        0.22%         0.00%         13.49%

JANUS HENDERSON MID CAP VAL IS
     2019   (b)                               50,171          1.10              55,270        1.64%         0.00%         11.10%

JANUS HENDERSON OVERSEAS IS
     2019                                  2,607,083          1.12           2,925,939        1.92%         0.00%         27.02%
     2018                                  2,631,352          0.88           2,325,010        1.76%         0.00%        (14.94)%
     2017                                  2,606,338          1.04           2,707,470        1.67%         0.00%         31.12%
     2016                                  2,519,353          0.79           1,995,991        4.65%         0.00%         (6.43)%
     2015                                  2,353,152          0.85           1,992,439        0.62%         0.00%         (8.50)%

JANUS HENDERSON RESEARCH IS
     2019                                    808,705          3.10           2,504,760        0.47%         0.00%         35.52%
     2018                                    743,623          2.28           1,699,577        0.55%         0.00%         (2.58)%
     2017                                    722,657          2.34           1,695,363        0.39%         0.00%         27.88%
     2016                                    759,664          1.83           1,393,605        0.56%         0.00%          0.52%
     2015                                    744,412          1.82           1,358,528        0.63%         0.00%          5.45%

MFS VIT - MID CAP GROWTH SER IC
     2019   (b)                               35,770          1.11              39,570        0.00%        (0.20)%        11.70%

  73

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                                                                       FOR THE YEARS OR
                                                        AT DECEMBER 31                             PERIOD ENDED DECEMBER 31
                                        ----------------------------------------------     ---------------------------------------

                                                                                           INVESTMENT
                                            UNITS            UNIT                            INCOME         EXPENSE        TOTAL
                                         OUTSTANDING      FAIR VALUE        NET ASSETS       RATIO*         RATIO**      RETURN***
                                        ----------------------------------------------     ---------------------------------------

MFS VIT II - INTL INTRINSIC VAL IC
     2019                                  3,393,103    $ 1.46 to 1.49    $  5,030,573        1.91%         (0.20)%       26.20%
     2018                                  2,839,088      1.16 to 1.18       3,335,593        1.17%         (0.20)%       (9.31)%
     2017                                  2,034,403      1.28 to 1.30       2,637,229        1.65%         (0.20)%       27.40%
     2016                                  1,144,421      1.00 to 1.02       1,165,407        1.73%         (0.20)%        4.26%
     2015   (a)                              143,851      0.96 to 0.98         140,251        1.49%         (0.20)%       (2.25)%

MORGSTANLEY VIF EMG MK EQ CL 2
     2019                                  3,371,463      1.19 to 1.24       4,163,618        0.99%         (0.50)%       20.05%
     2018                                  2,721,906      0.99 to 1.03       2,800,987        0.40%         (0.35)%      (17.20)%
     2017                                  2,376,047      1.20 to 1.25       2,957,990        0.72%         (0.35)%       35.49%
     2016                                  2,056,492      0.88 to 0.92       1,890,504        0.45%         (0.35)%        6.99%
     2015                                  1,772,706      0.83 to 0.86       1,523,368        0.78%         (0.35)%      (10.39)%

MORNINGSTAR AGGR GROWTH ETF CL I
     2019                                 28,109,420      1.63 to 2.04      51,854,932        1.88%         (0.13)%       22.60%
     2018                                 25,991,876      1.33 to 1.66      39,540,314        1.64%         (0.13)%       (9.05)%
     2017                                 24,132,551      1.46 to 1.83      41,004,562        1.53%         (0.13)%       20.32%
     2016                                 21,069,221      1.22 to 1.52      30,049,347        1.66%         (0.12)%       11.58%
     2015                                 18,063,945      1.09 to 1.36      23,512,102        1.54%         (0.12)%       (2.53)%

MORNINGSTAR BALANCED ETF CL I
     2019                                  7,926,378      1.46 to 1.87      14,390,997        2.35%         (0.13)%       16.72%
     2018                                  8,039,450      1.25 to 1.60      12,560,050        2.24%         (0.13)%       (5.90)%
     2017                                  7,839,863      1.32 to 1.70      13,066,005        2.00%         (0.13)%       13.79%
     2016                                  7,067,338      1.16 to 1.49      10,389,472        2.05%         (0.12)%        8.82%
     2015                                  6,853,465      1.07 to 1.37       9,346,921        1.83%         (0.12)%       (1.85)%

MORNINGSTAR CONSERVATIVE ETF CL I
     2019                                  1,610,642      1.24 to 1.52       2,390,239        2.34%         (0.13)%        9.89%
     2018                                  1,553,244      1.13 to 1.39       2,102,025        2.40%         (0.13)%       (1.96)%
     2017                                  1,570,689      1.15 to 1.41       2,181,315        1.92%         (0.13)%        6.58%
     2016                                  1,658,612      1.08 to 1.33       2,173,566        1.84%         (0.12)%        5.01%
     2015                                  1,587,804      1.03 to 1.26       1,988,921        1.45%         (0.12)%       (0.84)%

MORNINGSTAR GROWTH ETF CL I
     2019                                 35,127,505      1.56 to 2.00      67,996,016        1.95%         (0.13)%       20.29%
     2018                                 38,092,159      1.30 to 1.66      61,213,192        1.85%         (0.13)%       (7.73)%
     2017                                 38,989,765      1.41 to 1.80      68,253,548        1.60%         (0.13)%       17.83%
     2016                                 38,433,534      1.20 to 1.53      57,335,375        1.74%         (0.12)%       10.01%
     2015                                 39,103,328      1.09 to 1.39      53,364,316        1.53%         (0.12)%       (2.10)%

MORNINGSTAR INC & GRO ASSET ALL CL I
     2019                                  1,490,250      1.34 to 1.69       2,456,261        2.35%         (0.13)%       13.34%
     2018                                  1,638,454      1.19 to 1.49       2,398,218        2.36%         (0.13)%       (3.87)%
     2017                                  1,723,136      1.23 to 1.55       2,639,292        2.12%         (0.13)%       10.26%
     2016                                  1,730,229      1.12 to 1.40       2,411,484        2.13%         (0.12)%        6.86%
     2015                                  1,746,041      1.05 to 1.31       2,277,438        1.96%         (0.12)%       (1.40)%

NEUBERGER BERMAN SUSTAIN EQ CL I
     2019   (b)                               22,103          1.09              24,181        0.44%          0.00%        10.59%

  74

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                                                                   FOR THE YEARS OR
                                                      AT DECEMBER 31                           PERIOD ENDED DECEMBER 31
                                       --------------------------------------------     --------------------------------------

                                                                                        INVESTMENT
                                           UNITS           UNIT                           INCOME        EXPENSE        TOTAL
                                        OUTSTANDING     FAIR VALUE       NET ASSETS       RATIO*        RATIO**      RETURN***
                                       --------------------------------------------     --------------------------------------

PIMCO VIT GLOBAL DIV ALLOC ADV CL
    2019                                  5,874,313   $ 1.28 to 1.30   $  7,544,836        2.71%        (0.20)%       21.86%
    2018                                  4,746,916     1.05 to 1.06      5,003,195        1.92%        (0.20)%       (8.86)%
    2017                                  3,531,621     1.16 to 1.17      4,084,126        3.24%        (0.25)%       17.10%
    2016                                  2,220,309     0.99 to 1.00      2,192,692        2.08%        (0.15)%        7.80%
    2015   (a)                              230,129         0.92            210,945        5.27%        (0.15)%       (7.61)%

PIMCO VIT LOW DURATION IS
    2019   (b)                               12,161         1.03             12,470        1.94%         0.00%         2.53%

PIMCO VIT TOTAL RETURN IS
    2019   (b)                              181,826         1.05            191,222        2.22%         0.00%         5.16%

PUTNAM VT EQUITY INCOME CL IA
    2019   (b)                               23,414         1.12             26,147        0.00%         0.00%        12.46%

PUTNAM VT GROWTH OPP CL IA
    2019   (b)                              230,656         1.11            257,176        0.00%         0.00%        12.37%

PUTNAM VT INTL EQ CL IA
    2019   (b)                               18,470         1.10             20,259        0.00%         0.00%        10.25%

SFT CORE BOND CL 1
    2019                                  3,455,828     1.18 to 1.64      5,031,827        0.00%        (0.05)%        9.23%
    2018                                  2,704,031     1.08 to 1.50      3,609,403        0.00%        (0.05)%       (0.54)%
    2017                                  1,896,656     1.09 to 1.51      2,597,293        0.00%        (0.05)%        5.00%
    2016                                  1,563,397     1.04 to 1.44      2,082,333        0.00%        (0.05)%        4.68%
    2015                                  1,085,988     0.99 to 1.37      1,405,017        0.00%        (0.05)%        0.46%

SFT DYNAMIC MGD VOL
    2019                                 14,803,274     1.44 to 1.46     21,272,697        0.00%        (0.25)%       21.11%
    2018                                 13,030,674     1.19 to 1.20     15,459,234        0.00%        (0.25)%       (2.67)%
    2017                                 11,065,343     1.22 to 1.23     13,487,355        0.00%        (0.22)%       18.12%
    2016                                  7,514,439     1.03 to 1.05      7,752,559        0.00%        (0.05)%        8.83%
    2015   (a)                              525,278     0.95 to 0.96        498,406        0.00%        (0.05)%       (3.96)%

SFT GOVT MONEY MARKET
    2019   (b)                               23,457         1.01             23,715        0.76%        (0.25)%        1.09%

SFT INDEX 400 MC CL 1
    2019                                  5,141,154     1.43 to 3.02     12,085,390        0.00%        (0.05)%       25.89%
    2018                                  4,048,539     1.13 to 2.40      7,656,747        0.00%        (0.05)%      (11.31)%
    2017                                  2,948,734     1.28 to 2.70      6,372,101        0.00%        (0.05)%       15.96%
    2016                                  2,215,249     1.10 to 2.33      4,265,120        0.00%        (0.05)%       20.40%
    2015                                  1,225,462     0.91 to 1.94      1,957,976        0.00%        (0.05)%       (2.34)%

SFT INDEX 500 CL 1
    2019                                 13,518,913     1.66 to 3.06     34,914,000        0.00%        (0.10)%       31.33%
    2018                                 10,025,457     1.26 to 2.33     19,652,665        0.00%        (0.10)%       (4.47)%
    2017                                  7,795,082     1.32 to 2.44     16,311,308        0.00%        (0.10)%       21.66%
    2016                                  4,768,517     1.09 to 2.00      8,348,756        0.00%        (0.10)%       11.83%
    2015                                  2,861,486     0.97 to 1.79      4,609,363        0.00%        (0.10)%        1.28%

  75

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                                                                   FOR THE YEARS OR
                                                      AT DECEMBER 31                           PERIOD ENDED DECEMBER 31
                                       --------------------------------------------     --------------------------------------

                                                                                        INVESTMENT
                                           UNITS           UNIT                           INCOME        EXPENSE        TOTAL
                                        OUTSTANDING     FAIR VALUE       NET ASSETS       RATIO*        RATIO**      RETURN***
                                       --------------------------------------------     --------------------------------------

SFT INTL BOND CL 1
    2019                                    818,326   $     1.71        $ 1,395,694        0.00%         0.00%         1.93%
    2018                                    739,424         1.67          1,237,237        0.00%         0.00%         1.46%
    2017                                    687,606         1.65          1,133,940        0.00%         0.00%         1.38%
    2016                                    674,655         1.63          1,097,472        0.00%         0.00%         3.35%
    2015                                    625,236         1.57            984,103        0.00%         0.00%        (3.92)%

SFT IVY GROWTH
    2019                                  1,131,769     1.87 to 1.92      2,153,332        0.00%        (0.45)%       37.10%
    2018                                    800,223     1.36 to 1.40      1,110,487        0.00%        (0.45)%        2.67%
    2017                                    374,799     1.33 to 1.36        506,864        0.00%        (0.45)%       29.80%
    2016                                    151,395     1.02 to 1.05        157,590        0.00%        (0.45)%        1.36%
    2015   (a)                               25,731     1.01 to 1.04         26,486        0.00%        (0.45)%        3.51%

SFT IVY SMALL CAP GROWTH
    2019                                    977,917     1.68 to 1.74      1,686,254        0.00%        (0.45)%       24.22%
    2018                                    672,789     1.35 to 1.40        935,532        0.00%        (0.45)%       (3.49)%
    2017                                    429,302     1.40 to 1.45        619,369        0.00%        (0.45)%       25.86%
    2016                                    217,418     1.11 to 1.15        249,263        0.00%        (0.45)%       21.64%
    2015   (a)                               65,778     0.92 to 0.95         61,965        0.00%        (0.45)%       (5.41)%

SFT MGD VOL EQUITY
    2019                                  8,302,330     1.32 to 1.36     11,287,859        0.00%        (0.25)%       16.97%
    2018                                  6,500,479     1.13 to 1.16      7,556,092        0.00%        (0.25)%       (4.70)%
    2017                                  4,368,005     1.19 to 1.22      5,328,803        0.00%        (0.22)%       16.51%
    2016                                 22,154,447     1.02 to 1.05     23,235,068        0.00%        (0.05)%        4.21%
    2015   (c)                           20,022,154         1.01         20,151,887        0.00%        (0.05)%        0.65%

SFT REAL ESTATE CL 1
    2019                                  2,801,049     1.37 to 2.54      5,827,812        0.00%        (0.10)%       24.99%
    2018                                  2,402,122     1.10 to 2.03      4,096,140        0.00%        (0.10)%       (5.07)%
    2017                                  1,933,959     1.16 to 2.14      3,556,625        0.00%        (0.10)%        5.74%
    2016                                  1,599,163     1.09 to 2.02      2,895,857        0.00%        (0.10)%        4.77%
    2015                                  1,170,433     1.04 to 1.93      2,080,593        0.00%        (0.10)%        5.36%

SFT T. ROWE PRICE VALUE
    2019                                  1,560,586     1.43 to 1.46      2,266,989        0.00%        (0.45)%       26.42%
    2018                                  1,271,719     1.13 to 1.16      1,462,598        0.00%        (0.45)%       (9.39)%
    2017                                    828,098     1.25 to 1.28      1,053,894        0.00%        (0.45)%       19.14%
    2016                                    386,161     1.05 to 1.07        412,391        0.00%        (0.45)%       11.14%
    2015   (a)                              148,002     0.94 to 0.97        142,593        0.00%        (0.45)%       (3.47)%

SFT WELLINGTON CORE EQUITY CL 1
    2019                                    397,187     1.60 to 1.65        644,194        0.00%        (0.22)%       34.33%
    2018                                    226,282     1.19 to 1.22        274,520        0.00%        (0.20)%       (1.89)%
    2017                                    135,773     1.22 to 1.25        168,249        0.00%        (0.20)%       21.66%
    2016                                     81,183     1.00 to 1.03         82,675        0.00%        (0.20)%        5.30%
    2015   (a)                               25,395     0.95 to 0.97         24,587        0.00%        (0.20)%       (2.55)%

  76

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                                                                   FOR THE YEARS OR
                                                      AT DECEMBER 31                           PERIOD ENDED DECEMBER 31
                                       --------------------------------------------     --------------------------------------

                                                                                        INVESTMENT
                                           UNITS           UNIT                           INCOME        EXPENSE        TOTAL
                                        OUTSTANDING     FAIR VALUE       NET ASSETS       RATIO*        RATIO**      RETURN***
                                       --------------------------------------------     --------------------------------------

TOPS MGD RISK FLEX ETF
    2019                                  7,582,832   $ 1.16 to 1.17   $  8,819,279        1.71%        (0.25)%       14.86%
    2018                                  6,470,208     1.01 to 1.02      6,551,869        1.27%        (0.25)%       (6.22)%
    2017                                  4,943,171     1.08 to 1.09      5,337,296        1.14%        (0.25)%       11.52%
    2016                                  3,258,992     0.97 to 0.98      3,155,262        0.93%        (0.25)%        5.62%
    2015   (a)                              398,673         0.92            365,492        0.49%        (0.25)%       (7.51)%

VANGUARD VIF BALANCED
    2019                                  3,888,675         2.56          9,969,212        2.56%         0.00%        22.48%
    2018                                  3,315,343         2.09          6,939,129        2.15%         0.00%        (3.41)%
    2017                                  2,695,148         2.17          5,840,147        2.22%         0.00%        14.72%
    2016                                  2,332,920         1.89          4,406,677        1.61%         0.00%        11.01%
    2015                                  1,080,361         1.70          1,838,262        2.25%         0.00%         0.09%

VANGUARD VIF CAPITAL GROWTH
    2019                                  2,507,341         3.88          9,720,959        1.07%         0.00%        26.50%
    2018                                  2,521,219         3.06          7,727,199        0.83%         0.00%        (1.18)%
    2017                                  2,363,671         3.10          7,330,697        1.10%         0.00%        28.83%
    2016                                  1,964,506         2.41          4,729,211        1.06%         0.00%        10.84%
    2015                                  1,576,762         2.17          3,424,476        1.06%         0.00%         2.62%

VANGUARD VIF DIVERSIFIED VALUE
    2019                                  1,282,093         2.35          3,019,227        2.66%         0.00%        25.70%
    2018                                  1,040,435         1.87          1,949,233        2.35%         0.00%        (9.12)%
    2017                                    848,095         2.06          1,748,259        2.61%         0.00%        13.16%
    2016                                    723,180         1.82          1,317,433        2.40%         0.00%        12.96%
    2015                                    561,763         1.61            905,926        2.39%         0.00%        (2.45)%

VANGUARD VIF EQUITY INCOME
    2019                                  2,995,546         2.91          8,729,447        2.37%         0.00%        24.43%
    2018                                  2,725,954         2.34          6,384,254        2.17%         0.00%        (5.96)%
    2017                                  2,375,986         2.49          5,917,589        2.36%         0.00%        18.25%
    2016                                  2,190,454         2.11          4,613,635        2.30%         0.00%        15.07%
    2015                                  1,619,953         1.83          2,965,216        2.51%         0.00%         0.85%

VANGUARD VIF HIGH YIELD BOND
    2019                                  1,089,399         2.19          2,380,403        5.62%         0.00%        15.67%
    2018                                    971,175         1.89          1,834,536        4.63%         0.00%        (2.73)%
    2017                                    877,598         1.94          1,704,322        4.55%         0.00%         7.01%
    2016                                    754,417         1.81          1,369,192        5.04%         0.00%        11.35%
    2015                                    692,927         1.63          1,129,372        5.01%         0.00%        (1.58)%

VANGUARD VIF INTERNATIONAL
    2019                                  6,635,647     1.75 to 2.08     12,960,498        1.34%         0.00%        31.22%
    2018                                  5,362,407     1.33 to 1.58      7,987,100        0.71%         0.00%       (12.61)%
    2017                                  4,221,569     1.52 to 1.81      7,190,988        0.99%         0.00%        42.67%
    2016                                  3,389,252     1.07 to 1.27      4,069,598        1.28%         0.00%         1.88%
    2015                                  2,449,302     1.05 to 1.25      2,911,769        1.64%         0.00%        (0.77)%

  77

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                                                                  FOR THE YEARS OR
                                                     AT DECEMBER 31                           PERIOD ENDED DECEMBER 31
                                       -------------------------------------------     --------------------------------------

                                                                                       INVESTMENT
                                          UNITS            UNIT                          INCOME        EXPENSE        TOTAL
                                       OUTSTANDING      FAIR VALUE      NET ASSETS       RATIO*        RATIO**      RETURN***
                                       -------------------------------------------     --------------------------------------

VANGUARD VIF MONEY MARKET
    2019                                   286,369   $     1.10        $   314,791        2.32%         0.00%         2.26%
    2018                                 1,025,531         1.07          1,102,330        1.94%         0.00%         1.98%
    2017                                 1,152,600         1.05          1,214,908        0.98%         0.00%         1.01%
    2016                                 1,976,645         1.04          2,062,704        0.49%         0.00%         0.48%
    2015                                 1,509,264         1.04          1,567,506        0.17%         0.00%         0.15%

VANGUARD VIF SHORT-TERM INV-GR
    2019                                   633,035         1.41            892,732        2.53%         0.00%         5.69%
    2018                                   538,900         1.33            719,038        1.71%         0.00%         1.04%
    2017                                   522,227         1.32            689,619        1.95%         0.00%         2.09%
    2016                                   485,501         1.29            627,990        1.79%         0.00%         2.72%
    2015                                   404,735         1.26            509,680        1.76%         0.00%         1.12%

VANGUARD VIF SMALL CO GROWTH
    2019                                 4,321,106     1.54 to 3.65     12,513,809        0.48%         0.00%        28.11%
    2018                                 3,737,529     1.20 to 2.85      8,676,006        0.36%         0.00%        (7.26)%
    2017                                 3,064,944     1.29 to 3.07      7,726,638        0.44%         0.00%        23.46%
    2016                                 2,378,190     1.05 to 2.49      5,052,343        0.32%         0.00%        14.94%
    2015                                 1,821,240     0.91 to 2.16      3,557,870        0.33%         0.00%        (2.75)%

VANGUARD VIF TOTAL BOND MARKET
    2019                                 2,246,166         1.56          3,507,174        2.41%         0.00%         8.67%
    2018                                 1,777,658         1.44          2,554,102        2.26%         0.00%        (0.13)%
    2017                                 1,611,565         1.44          2,318,461        2.28%         0.00%         3.48%
    2016                                 1,453,745         1.39          2,021,061        1.92%         0.00%         2.47%
    2015                                 1,057,060         1.36          1,434,136        2.15%         0.00%         0.33%

VANGUARD VIF TOTAL STOCK MARKET
    2019                                 2,539,747         3.05          7,752,582        1.49%         0.00%        30.75%
    2018                                 2,158,023         2.33          5,038,120        1.45%         0.00%        (5.34)%
    2017                                 1,909,454         2.47          4,709,183        1.76%         0.00%        20.97%
    2016                                 1,613,487         2.04          3,289,530        1.27%         0.00%        12.56%
    2015                                 1,101,528         1.81          1,995,248        1.13%         0.00%         0.37%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the underlying fund, divided by the average net assets.
These ratios exclude unit value credits that result in a direct increase in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income. For periods less than one year, the ratios have been annualized.

** This ratio represents the annualized policy expenses of the Account and applicable unit value credits. The ratios that include a unit value credit result in a direct increase in the unit values. Charges made directly to a policy owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented.
Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. Some individual policy total returns may differ from the stated return due to new products that launched during the period.

  78

     (Continued)

                     MINNESOTA LIFE INDIVIDUAL VARIABLE
                           UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

(a) For the period from May 1, 2015 through December 31, 2015.

(b) For the period from May 1, 2019 through December 31, 2019.

(c) For the period from November 18, 2015 through December 31, 2015.

(8)      SUBSEQUENT EVENTS

         Management has evaluated subsequent events through March 27, 2020, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

  79

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

                       Statutory Financial Statements
                      and Financial Statement Schedules

                              December 31, 2019

KPMG LLP
4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

                        INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying financial statements of Minnesota Life
Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations and capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2019, and the related notes to the statutory financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce. Management is
also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

  1

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2 to the financial statements, the financial statements are prepared by Minnesota Life Insurance Company using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted
Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Minnesota Life Insurance Company as of
December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2019.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Minnesota Life Insurance Company as of December 31, 2019 and 2018,
and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2019, in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of
Commerce described in Note 2.

OTHER MATTER

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the schedule of selected financial data, the schedule of supplemental investment risks interrogatories and the summary investment schedule is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Minnesota
Department of Commerce. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

                                            [KPMG_SIG]

Minneapolis, Minnesota
April 2, 2020

  2

                      MINNESOTA LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus
                         December 31, 2019 and 2018
                               (IN THOUSANDS)

ADMITTED ASSETS                                                                                            2019            2018
------------------------------------------------------------                                         ---------------  --------------

Bonds                                                                                                 $   18,072,283  $   15,520,081
Common stocks                                                                                                486,402         395,121
Mortgage loans, net                                                                                        4,148,884       3,614,864
Derivative instruments                                                                                       845,188         149,598
Other invested assets                                                                                        957,410         910,649
Policy loans                                                                                                 588,342         519,511
Investments in affiliated companies                                                                          447,288         360,809
Cash, cash equivalents and short-term investments                                                            146,581          61,518
                                                                                                     ---------------  --------------
    Total invested assets                                                                                 25,692,378      21,532,151

Premiums deferred and uncollected                                                                            254,705         341,311
Current income tax recoverable                                                                                26,144          26,072
Deferred income taxes                                                                                        219,821         137,213
Other assets                                                                                                 440,134         310,416
                                                                                                     ---------------  --------------
    Total assets, excluding separate accounts                                                             26,633,182      22,347,163

Separate account assets                                                                                   29,744,142      24,172,223
                                                                                                     ---------------  --------------
       Total assets                                                                                   $   56,377,324  $   46,519,386
                                                                                                     ===============  ==============

LIABILITIES AND CAPITAL AND SURPLUS
------------------------------------------------------------
Liabilities:
    Policy reserves:
       Life insurance                                                                                 $   11,510,971  $    9,936,193
       Annuities and other fund deposits                                                                   8,882,965       7,062,574
       Accident and health                                                                                   159,724         149,202
    Policy claims in process of settlement                                                                   444,949         440,905
    Dividends payable to policyholders                                                                        38,441          40,489
    Other policy liabilities                                                                               1,585,522       1,557,398
    Asset valuation reserve                                                                                  313,296         162,111
    Accrued commissions and expenses                                                                         143,230         104,347
    Other liabilities                                                                                        442,791          79,222
                                                                                                     ---------------  --------------
       Total liabilities, excluding separate accounts                                                     23,521,889      19,532,441

    Separate account liabilities                                                                          29,706,570      24,137,978
                                                                                                     ---------------  --------------
       Total liabilities                                                                                  53,228,459      43,670,419
                                                                                                     ---------------  --------------

Capital and surplus:
    Common stock, $1 par value, 5,000,000 shares authorized,
       issued and outstanding                                                                                  5,000           5,000
    Additional paid in capital                                                                               216,540         216,540
    Surplus notes                                                                                            118,000         118,000
    Unassigned surplus                                                                                     2,809,325       2,509,427
                                                                                                     ---------------  --------------
       Total capital and surplus                                                                           3,148,865       2,848,967
                                                                                                     ---------------  --------------
       Total liabilities and capital and surplus                                                      $   56,377,324  $   46,519,386
                                                                                                     ===============  ==============

See accompanying notes to statutory financial statements.

  3

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

         Statutory Statements of Operations and Capital and Surplus
                Years ended December 31, 2019, 2018 and 2017
                               (IN THOUSANDS)

STATEMENTS OF OPERATIONS                                                                      2019           2018          2017
------------------------------------------------------------------------------            -------------  ------------  -------------

Revenues:
     Premiums                                                                              $ 3,746,844   $ 3,716,312   $  3,511,204
     Annuity considerations                                                                  4,875,299     3,830,326      4,075,441
     Net investment income                                                                     883,733       792,410        748,445
     Investment management, administration and contract guarantee fees                         277,734       275,707        266,159
     Other income                                                                              144,456       166,259        157,584
                                                                                          -------------  ------------  -------------
        Total revenues                                                                       9,928,066     8,781,014      8,758,833
                                                                                          -------------  ------------  -------------

Benefits and expenses:
     Policyholder benefits                                                                   5,082,862     5,372,746      4,968,449
     Increase in policy reserves                                                             3,411,475     2,028,067      2,590,124
     General insurance expenses and taxes                                                      452,960       373,762        334,853
     Salaries and wages                                                                        205,738       193,743        183,849
     Group service and administration fees                                                      63,673        59,849         88,596
     Commissions                                                                               528,374       501,200        451,688
     Separate account transfers, net                                                           247,614       318,521         81,934
                                                                                          -------------  ------------  -------------
        Total benefits and expenses                                                          9,992,696     8,847,888      8,699,493
                                                                                          -------------  ------------  -------------

        Gain (loss) from operations before dividends, federal
              income taxes and net realized capital gains (losses)                             (64,630)      (66,874)        59,340

Dividends to policyholders                                                                      40,829        42,378         47,337
                                                                                          -------------  ------------  -------------
        Gain (loss) from operations before federal income taxes and
              net realized capital gains (losses)                                             (105,459)     (109,252)        12,003

Federal income taxes incurred                                                                   10,477         2,442          4,275
                                                                                          -------------  ------------  -------------
        Gain (loss) from operations before net realized capital gains (losses)                (115,936)     (111,694)         7,728

Net realized capital gains (losses), net of transfers to interest
     maintenance reserve and federal income taxes                                              (40,295)      186,420        270,210
                                                                                          -------------  ------------  -------------
        Net income (loss)                                                                  $  (156,231)  $    74,726   $    277,938
                                                                                          =============  ============  =============

STATEMENTS OF CAPITAL AND SURPLUS
------------------------------------------------------------------------------
Capital and surplus, beginning of year                                                     $ 2,848,967   $ 3,059,925   $  2,971,602
Net income (loss)                                                                             (156,231)       74,726        277,938
Net change in unrealized capital gains and losses                                              415,781      (257,804)       (23,099)
Net change in deferred income tax                                                              112,220        34,167        (82,922)
Change in asset valuation reserve                                                             (151,185)       92,190         18,421
Net change in separate account surplus                                                           3,335           461          7,349
Dividends to stockholder                                                                            --        (9,647)      (188,705)
Change in unauthorized reinsurance                                                              (1,330)       (2,208)         4,300
Change in non-admitted assets                                                                   71,066      (166,428)        51,077
Change in reserves due to change in valuation basis                                             43,552            --             --
Capital contribution                                                                                --        20,006         17,841
Other, net                                                                                     (37,310)        3,579          6,123
                                                                                          -------------  ------------  -------------
Capital and surplus, end of year                                                            $3,148,865    $2,848,967     $3,059,925
                                                                                          =============  ============  =============

See accompanying notes to statutory financial statements.

  4

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

                      Statutory Statements of Cash Flow
                Years ended December 31, 2019, 2018 and 2017
                               (IN THOUSANDS)

CASH FLOW FROM OPERATING ACTIVITIES                                                          2019           2018           2017
------------------------------------------------------------------                       -------------  -------------  -------------

Revenues:
     Premiums and annuity considerations                                                 $  9,094,816    $ 7,971,586   $  7,578,903
     Net investment income                                                                    872,727        782,614        733,467
                                                                                         -------------  -------------  -------------
        Total receipts                                                                      9,967,543      8,754,200      8,312,370
                                                                                         -------------  -------------  -------------
Benefits and expenses paid:
     Policyholder benefits                                                                  5,174,334      5,313,921      4,971,796
     Dividends to policyholders                                                                42,877         46,140         50,646
     Commissions and expenses                                                               1,199,259      1,141,411      1,046,570
     Separate account transfer, net                                                           249,800        302,939         66,857
     Federal income taxes                                                                      60,684         53,751         98,331
                                                                                         -------------  -------------  -------------
        Total payments                                                                      6,726,954      6,858,162      6,234,200
                                                                                         -------------  -------------  -------------
           Cash provided from operations                                                    3,240,589      1,896,038      2,078,170
                                                                                         -------------  -------------  -------------

CASH FLOW FROM INVESTING ACTIVITIES
------------------------------------------------------------------
Proceeds from investments sold, matured or repaid:
     Bonds                                                                                  2,864,055      3,719,165      4,052,868
     Common stocks                                                                            148,202        220,412        260,437
     Mortgage loans                                                                           500,659        383,096        364,837
     Derivative instruments                                                                   286,560        477,497        433,108
     Other invested assets                                                                    112,254        138,775        372,202
Separate account redemptions                                                                      294         25,114         25,297
                                                                                         -------------  -------------  -------------
                                                                                            3,912,024      4,964,059      5,508,749
                                                                                         -------------  -------------  -------------
Cost of investments acquired:
     Bonds                                                                                  5,438,196      5,031,445      5,834,744
     Common stocks                                                                            176,235        201,086        206,439
     Mortgage loans                                                                         1,034,674        997,476        832,982
     Derivative instruments                                                                   292,474        400,800        303,079
     Other invested assets                                                                    156,043        119,920        159,519
Separate account investments                                                                      373            435         30,231
Securities in transit, net                                                                     22,986        (13,317)        (3,727)
Other provided, net                                                                            69,206         50,660         50,138
                                                                                         -------------  -------------  -------------
                                                                                            7,190,187      6,788,505      7,413,405
                                                                                         -------------  -------------  -------------
        Cash applied to investing                                                          (3,278,163)    (1,824,446)    (1,904,656)
                                                                                         -------------  -------------  -------------

CASH FLOW FROM FINANCING AND MISCELLANEOUS ACTIVITIES
------------------------------------------------------------------
Borrowed money, net                                                                           (50,000)      (225,000)       (30,000)
Net deposits on deposit-type contract funds                                                    59,115         18,504        (10,892)
Dividend paid to stockholder                                                                       --             --       (185,142)
Contributed capital                                                                                --         11,500             --
Other cash applied                                                                            113,522         (1,882)         3,104
                                                                                         -------------  -------------  -------------
        Cash provided from (applied to) financing                                             122,637       (196,878)      (222,930)
                                                                                         -------------  -------------  -------------

RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
------------------------------------------------------------------
Net change in cash, cash equivalents and short-term investments                                85,063       (125,286)       (49,416)
Beginning of the year                                                                          61,518        186,804        236,220
                                                                                         -------------  -------------  -------------
     End of the year                                                                     $    146,581    $    61,518   $    186,804
                                                                                         =============  =============  =============

See accompanying notes to statutory financial statements.

  5

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

                   Notes to Statutory Financial Statements
                      December 31, 2019, 2018 and 2017
                               (IN THOUSANDS)

(1)    NATURE OF OPERATIONS

       Organization and Description of Business
       -----------------------------------

       Minnesota Life Insurance Company (the Company), a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG), both directly and through its subsidiaries and controlled affiliates, provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

       The Company, which operates in the United States, generally offers the following types of products:

             -   Fixed, indexed and variable universal life, term life and
                 whole life insurance products to individuals through
                 affiliated and independent channel partners.
             -   Immediate and deferred annuities, with fixed, indexed, and variable investment options through affiliated and independent channel partners.
             -   Group life insurance and voluntary products to private and public employers.
             -   Customized retirement options to employers and investment
                 firms through affiliated and independent channel partners as well as direct relationships.
             -   Life insurance protection through banks, credit unions, and finance companies.

       The Company serves over 15 million people through more than 6,000 home office associates and field representatives located at its St. Paul,
       Minnesota headquarters and in sales offices nationwide.

(2)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       The accompanying statutory financial statements of Minnesota Life
       Insurance Company have been prepared in accordance with accounting practices prescribed or permitted by the Minnesota Department of
       Commerce. The Minnesota Department of Commerce recognizes statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Law. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state.
       Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The National Association of Insurance
       Commissioners' (NAIC) Accounting Practices and Procedures manual (NAIC
       SAP) has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The state has adopted the prescribed accounting practices as stated in NAIC SAP, without modification. The Company has no material statutory accounting practices that differ from those of the state of Minnesota or the NAIC accounting practices. See note 13 Capital and Surplus and Dividends for discussion of statutory dividend limitations. These practices differ from U.S.
       generally accepted accounting principles (GAAP).

       The more significant differences, of which the aggregate effects are material are as follows:

       -   Acquisition costs, such as commissions and other costs incurred in connection with the successful acquisition of new and renewal business, are charged to current operations as incurred whereas premiums are recognized as earned over the premium paying periods of the policies and contracts. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

  6

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       -   Certain assets are designated as "non-admitted" and changes in such amounts are charged directly to unassigned surplus.
       -   Policy reserves are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on current best estimates or locked in best estimate assumptions on the date of issuance with a provision for adverse deviation, which include considerations for lapses and withdrawals.
       -   The Company is required to establish an asset valuation reserve
           (AVR) and an interest maintenance reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate and other invested assets. Changes in this reserve are recorded as direct charges or credits to surplus. The
           IMR is designed to defer net realized capital gains and losses resulting from changes in the level of interest rates in the market and to amortize them over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion of the bond or mortgage loan not yet taken into income. If IMR is negative, it is designated as non-admitted and is directly charged to unassigned surplus. For securities the Company intends to sell in which a write-down is necessary, the Company reviews whether the realized loss affects the IMR or AVR. There are no such requirements on a
           GAAP basis.
       -   Investments, other than common stocks, preferred stocks and investments in subsidiaries, are carried at values prescribed by the
           NAIC. GAAP requires investments, other than common stocks, preferred stocks and investments in subsidiaries, to be classified as held-to-maturity securities, which are reported at amortized cost, trading securities, which are reported at fair value through earnings, or available-for-sale securities, which are reported at fair value through equity.
       -   Investments in common stocks and preferred stocks are carried at values prescribed by the NAIC. After January 1, 2018, GAAP requires common stocks and preferred stocks to be reported at fair value through earnings. Prior to January 1, 2018, GAAP required common stocks and preferred stocks to be classified as trading securities, which were reported at fair value through earnings, or
           available-for-sale securities, which were reported at fair value through stockholder's equity.
       -   Bonds that have been assigned the NAIC Category 6 designation are carried at the appropriate NAIC carrying value of fair value or cost. There are no such requirements on a GAAP basis.
       -   Undistributed income and capital gains and losses for limited partnership alternative investments are reported in capital and surplus as unrealized gains and losses until realized. Under GAAP, specialized accounting treatment for investment companies requires unrealized gains and losses on these alternative investments to be included in earnings.
       -   Investments in subsidiaries are carried at the audited net equity values as prescribed by the NAIC. Changes in equity values related to earnings are reflected in surplus, and other equity changes are reflected in surplus as charges or credits to unrealized gains and losses. GAAP requires subsidiaries and certain variable interest entities to be consolidated.
       -   Deferred federal income taxes are provided for the tax effects of certain income and expense items recognized for income tax purposes in different years than for financial reporting purposes. The change in the net deferred tax asset or liability is reflected in surplus.
           Admittance testing may result in a charge to capital and surplus for non-admitted portions of the net deferred tax asset. GAAP requires the change to be reported in operations or other comprehensive income.
       -   In determining the need for tax contingency reserves, consideration is given to whether it is more-likely-than-not that specific uncertain tax benefits will be realized. GAAP subsequently subjects the tax benefits to an additional quantitative measurement step.

  7

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       -   Goodwill is admitted subject to a 10% limitation on surplus and amortized over the useful life of the goodwill, not to exceed 10 years. Under GAAP, goodwill, which is considered to have an indefinite useful life, is tested using either a qualitative or quantitative approach for impairment and a loss is recorded, when appropriate.
       -   Surplus notes are classified as capital and surplus. Under GAAP, surplus notes are classified as liabilities.
       -   Rental income on home office properties owned by the Company is recognized by the Company and a similar amount of rental expense is recognized as a charge for the related office space. Under GAAP, there is no recognition of either rental income or rental expense on home office properties owned by the Company.
       -   Certain assets and liabilities are recorded net of the effects of related reinsurance, which is not permitted by GAAP.
       -   The statutory financial statements do not include accumulated other comprehensive income (loss) as required by GAAP.
       -   Nontraditional life products include individual adjustable life, universal life and variable life insurance and group universal and variable life insurance. Revenues from nontraditional life products and deferred annuities consist of premiums received rather than policy and contract fees charged for the cost of insurance, policy administration and surrenders as required under GAAP.
       -   The statutory statements of cash flow do not classify cash flow consistent with GAAP and a reconciliation of net income to net cash provided from operating activities is not provided.
       -   Statutory policyholder dividend liabilities are required to be calculated including dividends anticipated to be paid in the next twelve months. GAAP requires a dividend accrual representing dividends due and unpaid through the current year-end.
       -   The calculation of reserves and transfers in the Separate Account
           Statement requires the use of a Commissioners' Annuity Reserve
           Valuation Method (CARVM) allowance on annuities and a Commissioners'
           Reserve Valuation Method (CRVM) allowance on certain life products for statutory reporting. There is no such requirement on a GAAP basis.
       -   Derivative instruments are recorded at fair value or amortized cost.
           Changes in derivative instruments recognized at fair value, other than hedges, are recorded as unrealized capital gains and losses on the statutory statements of capital and surplus. Hedges are held using the same accounting methodology as the hedged item. Under GAAP reporting, derivative instruments are held at fair value. Changes in fair value are recorded to realized capital gains and losses, policyholder benefits in the case of certain life insurance product hedging or unrealized capital gains and losses depending on the nature of the hedging relationship, if any, that are designated.
       -   A deferred premium asset is established to recognize receipt of premiums on a payment mode other than annual. This asset is considered an offset to statutory reserve calculations which use only annual modal premium assumptions. Deferred premiums are calculated from the current statement date to policy anniversary date. On a GAAP basis, deferred premiums are netted against policy reserves and are generally calculated as a constant of gross premiums.
       -   Policy and contract fees are recognized through the statements of operations as received. Under GAAP, these amounts are reported as unearned revenue and are recognized in operations over the period in which the services are provided.
       -   The Company periodically invests money in its separate accounts, which is reported as a component of separate account assets and unassigned surplus. On a GAAP basis, these investments are reported as investments in equity securities, based on the underlying characteristics of the investment.

  8

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       -   Separate account assets and liabilities include certain market value adjusted fixed annuity and investment options on variable annuities.
           Notwithstanding the market value adjustment feature, the investment performance of the separate account assets is not being passed to the contractholder, and therefore, on a GAAP basis the contract is not reported in the separate account. Rather, the components of the spread on a book value basis are recorded in interest income and interest credited and realized gains and losses on investments and market value adjustments on contract surrenders are recognized as incurred. For GAAP, the contract liability is included in policy and contract balances and the assets are recorded within invested assets.
       -   The Company issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder a return of no less than one of the following upon a qualifying event: (a) total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization. The Company also issues universal life and variable universal life contracts where the Company provides to the contractholder a no-lapse guarantee and fixed indexed annuities with a guaranteed income in excess of account value. Statutory reserving methodologies consistent with other policy reserves and state requirements are established connected to these guarantees. GAAP requires the calculation of an additional liability related to these guarantees, specifically where product features produce an earnings pattern of profits followed by losses. Certain guarantees are considered embedded derivatives for GAAP. A separate reserve or an embedded derivative related to these guarantees is not required in statutory reporting.
       -   The Company also issues certain fixed indexed annuity and indexed universal life contracts that contain features which are considered to be embedded derivatives that are not separated between components and are accounted for consistent with the host contract. Under GAAP, the embedded derivative is bifurcated from the host contract and accounted for separately as a derivative carried at fair value with changes in fair value recorded in net income.
       -   GAAP requires that sales inducements be deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. A separate asset related to sales inducements is not allowed under statutory reporting.

       The significant accounting policies that are reflected in the accompanying statutory financial statements are as follows:

       New Accounting Pronouncements
       ---------------------------

       In April 2019, the NAIC adopted revisions to SSAP No. 92, Postretirement
       Benefits Other than Pensions and SSAP No.102, Pensions, which removes and clarifies certain disclosure requirements related to the Company's pension and other postretirement plans. The revised statement is effective for 2019 reporting and resulted in the removal of certain disclosures in note 12 Pension Plans and Other Retirement Plans.

       In April 2019, the NAIC adopted revisions to SSAP No. 100R, Fair Value, to remove the disclosure requirement for the transfers between level 1 and 2 in the fair value hierarchy and the Company's policy for determining transfers between levels. The revised statement is effective for 2019 reporting and resulted in the removal of certain disclosures in note 4 Fair Value of Financial Instruments.

  9

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       In November 2018, the NAIC adopted revisions to SSAP No. 51, Life
       Contracts, SSAP No. 52, Deposit-type contracts and SSAP No. 61R, Life,
       Deposit-type and Accident and Health Insurance, to enhance existing disclosures for annuity actuarial reserves and deposit-type liabilities by withdrawal characteristics and add similar disclosures for life products. The revised statements are effective for 2019 reporting and resulted in additional disclosures in note 20 Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics and note 21
       Analysis of Life Actuarial Reserves by Withdrawal Characteristics.

       Permitted Practice
       ------------

       The Company has received a permitted practice from the Minnesota
       Department of Commerce to use a modified 1959 Accidental Death Benefit table, and the net effect is immaterial for reporting purposes.

       Revenues and Expenses
       -----------------

       Premiums are credited to revenue over the premium paying period of the policies, with the exception of single and flexible premium contracts which are credited to revenue when received from the policyholder.
       Annuity considerations and investment management, administration and contract guarantee fees are recognized as revenue when received. Any premiums due that are not yet paid, and premiums paid on other than an annual basis, are included in premiums deferred and uncollected on the statutory statements of admitted assets, liabilities and capital and surplus. Benefits and expenses, including acquisition costs related to acquiring new and renewal business, are charged to operations as incurred. Acquisition expenses incurred are reduced for ceding allowances received or receivable.

       Valuation of Investments and Net Investment Income
       ----------------------------------------------

       Bonds and stocks are valued as prescribed by the NAIC. Bonds not backed by other loans are generally carried at cost, adjusted for the amortization of premiums, accretion of discounts and any
       other-than-temporary impairment (OTTI). Premiums and discounts are amortized and accreted over the estimated or contractual lives of the related bonds based on the interest yield method. Prepayment penalties are recorded to net investment income when collected. Bonds that have been assigned the NAIC category 6 designation are carried at the lower of cost or fair value. The Securities Valuation Office identified bond exchange-traded funds are reported at fair value.

       Hybrid securities are investments structured to have characteristics of both stocks and bonds. Hybrid securities totaled $30,085 and $32,503 at
       December 31, 2019 and 2018, respectively, which were classified as bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

       Loan-backed securities are stated at either amortized cost or the lower of amortized cost or discounted cash flows. The Company's loan-backed securities are reviewed quarterly, and as a result, the carrying value of a loan-backed security may be reduced to reflect changes in valuation resulting from discounted cash flow information. Loan-backed securities that have been assigned the NAIC category 6 designation are written down to the appropriate NAIC fair value. The Company uses a third-party pricing service in assisting the Company's determination of the fair value of most loan-backed securities. An internally developed matrix pricing model, discounted cash flow or other model is used to price a small number of holdings. The retrospective adjustment method is used to record investment income on all non-impaired securities except

  10

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       for interest-only securities or other non-investment grade securities where the yield had become negative. Investment income is recorded using the prospective method on these securities.

       For loan-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities.
       When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. For loan-backed securities that have a recognized
       OTTI, the adjusted cost basis is prospectively amortized over the remaining life of the security based on the amount and timing of future estimated cash flows. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

       Common stocks are carried at fair value except for investments in stocks of subsidiaries and affiliates in which the Company has an interest of
       10% or more, which are carried on an equity basis.

       The Company recognizes interest income as earned and recognizes dividend income on unaffiliated common stocks upon declaration of the dividend.
       Investment income is reported net of related investment expenses. For the years ended December 31, 2019 and 2018, the Company sold, redeemed or otherwise disposed 47 and 43 CUSIPs, respectively, as a result of a callable feature which generated investment income of $6,698 and $7,186, respectively, from prepayment penalties and acceleration fees.

       Preferred stocks are carried at cost less any OTTI adjustments and are classified as other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus.

       Mortgage loans are carried at the outstanding principal balances, net of unamortized premiums and discounts. Premiums and discounts are amortized and accreted over the terms of the mortgage loans based on the effective interest yield method. Prepayment penalties are recorded to net investment income. The Company invests primarily in commercial mortgages with a range of interest rates from 3.00% to 4.88% during 2019. In 2019, the maximum percentage of any one loan to the value of the collateral at the time of the investment of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 73%.

       The Company continues to record interest on those impaired mortgage loans that it believes to be collectible as due and accrued investment income. Any loans that have income 180 days or more past due continue to accrue income, but report all due and accrued income as a non-admitted asset. Past due interest on loans that are uncollectible is written off and no further interest is accrued. Any cash received for interest on impaired loans is recorded as income when collected.

       Alternative investments include limited partnership investments in private equity funds, mezzanine debt funds and hedge funds. These investments are in included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus at the amount invested using the equity method of accounting. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Income distributed from these alternative investments is included in net investment income or net realized capital gains (losses) on the statutory statements of operations based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Any undistributed amounts

  11

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       held by the investee are recorded, based on the Company's ownership share, as unrealized capital gains or losses on the statutory statements of operations and capital and surplus. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

       Real estate is carried at cost less accumulated depreciation, adjusted for any OTTI losses taken. Real estate is included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Estimated losses are directly recorded to the carrying value of the asset and recorded as realized losses in the statutory statements of operations. Total accumulated depreciation was
       $49,828 and $46,230 at December 31, 2019 and 2018, respectively.
       Depreciation is computed principally on a straight-line basis.

       The Company's investments in surplus notes of unrelated entities are included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Surplus note investments with a NAIC designation of NAIC 1 or NAIC 2 are reported at amortized cost. Surplus note investments with a NAIC designation equivalent of NAIC 3 through 6 are reported at the lessor of amortized cost or fair value. An OTTI is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the surplus note. If it is determined that a decline in fair value is other than temporary, an impairment loss is recognized as a realized loss equal to the difference between the surplus note's carrying value and the fair value and is reported in earnings.

       Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy. Accrued interest on policy loans over 90 days past due is non-admitted and totaled $3,705 and $3,413 as of December 31, 2019 and 2018, respectively.

       Investments in subsidiary companies are accounted for using the equity method and are carried as investments in affiliated companies or as other invested assets, in the case of limited liability companies, in the statutory statements of admitted assets, liabilities and capital and surplus. The Company records changes in its equity in its subsidiaries as credits or charges to capital and surplus. Insurance subsidiaries are recorded using statutory accounting principles. Non-insurance subsidiaries not engaged in prescribed insurance activities are recorded using audited GAAP results. Non-insurance subsidiaries engaged in prescribed insurance activities are recorded using audited GAAP results with certain statutory basis adjustments. Investments in limited liability subsidiaries included in other invested assets totaled
       $(22,963) and $(5,056) at December 31, 2019 and 2018, respectively.

       Commercial paper and bonds with original maturity dates of less than twelve months are considered to be short-term investments. Short-term investments are stated at fair value or amortized cost. Short-term investments at December 31, 2019 and 2018 totaled $7,141 and $8,610, respectively.

       Cash and cash equivalents are carried at cost, which generally approximates fair value. Money market funds are included in cash equivalents and are generally valued at fair value. The Company considers short-term investments that are readily convertible to known amounts of cash and have an original maturity date of three months or less to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance
       Corporation insurance limit.

  12

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       Derivative Instruments
       ----------------

       The Company uses a variety of derivatives, including swaps, swaptions, forwards, floors, caps, futures and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

       Derivative instruments are generally carried at fair value with changes in fair value recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus. Interest income generated by derivative instruments is reported in net realized capital gains (losses) on the statutory statements of operations.

       Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees that create economic exposure to market and interest rate risks. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, lifetime income guarantees on fixed indexed annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed indexed annuity and fixed indexed universal life products. The Company uses economic hedges including futures contracts, interest rate swaps and exchange traded and over-the-counter (OTC) options in its efforts to minimize the financial risk associated with these product guarantees.

       The Company holds "To-Be-Announced" (TBA) Government National Mortgage
       Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at cost as derivative instruments on the statutory statements of admitted assets, liabilities and capital and surplus.

       Realized and Unrealized Capital Gains and Losses
       --------------------------------------------

       Realized capital gains and losses, less federal income taxes and amounts transferred to the IMR, if any, are recognized in net income. Unrealized capital gains and losses are accounted for as a direct increase or decrease to capital and surplus. Both realized and unrealized capital gains and losses are determined using the specific identification method.

       The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments. When the Company determines that an invested asset is other-than-temporarily impaired, the invested asset is written down to a new cost basis and the amount of the impairment is included in realized gains and losses on the statutory statements of operations. Any subsequent recoveries are not recognized until disposition.

       Under the Company's accounting policy for loan-backed and structured securities, if the Company has the intent to sell or the inability or lack of intent to retain a security for a period of time sufficient to recover the amortized cost basis, an OTTI is recognized in earnings equal to the difference between the security's amortized cost basis and the fair value. Otherwise, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings equal to the difference

  13

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       between the investment's amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security's original effective interest rate.

       For other bonds, when the Company has determined an OTTI has occurred, the security is written-down to fair value. If the impairment is deemed to be non-interest related, an OTTI is recorded in earnings. For interest related declines, an OTTI is recorded when the Company has the intent to sell or does not have the ability to hold the bond until the forecasted recovery occurs. Many criteria are considered during this process including but not limited to, the length of time and the extent to which the current fair value has been below the amortized cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to sell the security and current economic conditions.

       For common stocks, an OTTI is recorded when the Company does not have the intent and ability to hold the investment for a sufficient period of time to allow for anticipated recovery of unrealized losses. When an
       OTTI has occurred, the entire difference between NAIC fair value and the common stock's cost is charged to earnings. Common stocks that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, common stocks that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the stock. Preferred stocks with significant unrealized losses are also reviewed on the same basis for impairment.

       The Company evaluates its alternative investments on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not be recovered, the cost of the investment is written down and an OTTI is recorded in net realized capital gains (losses) on the statutory statements of operations.

       All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as OTTI or not is made based on these evaluations with documentation of the rationale for the decision.

       The Company may, from time to time, sell invested assets subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date that were considered temporarily impaired at the statutory statement of admitted assets, liabilities and capital and surplus date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date, significant unforeseen changes in the Company's liquidity needs, changes in interest rates, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the statutory statement of admitted assets, liabilities and capital and surplus dates for either December 31, 2019 or 2018.

       The Company recognizes valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. A non-performing loan is defined as a loan that is not performing to the contractual

  14

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       terms of the loan agreement. Examples of non-performing loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The valuation allowance is equal to the difference between the carrying value and fair value of the collateral less estimated costs to sell. Changes in the valuation allowance are recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus.

       Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

       Separate Accounts
       ------------

       Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the
       Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders.
       Assets consist principally of marketable securities and are reported at fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. Premiums, benefits and expenses of the separate accounts are reported in the statutory statements of operations. The
       Company receives administrative and investment advisory fees for services rendered on behalf of these accounts, and such fees are recorded as earned.

       The Company periodically invests money in its separate accounts. The fair value of such investments, included with separate account assets, amounted to $37,571 and $34,245 at December 31, 2019 and 2018,
       respectively.

       Included within other liabilities on the statutory statements of admitted assets, liabilities, and capital and surplus are the allowances for CARVM and CRVM. As of December 31, 2019 and 2018, the CARVM and CRVM
       allowances were $(301,794) and $(299,538), respectively.

       Software Capitalization
       -----------------

       Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized software costs of $44,414 and $45,516 as of December 31, 2019 and 2018,
       respectively, all of which is non-admitted, and amortized software expense of $10,628, $12,183 and $14,418 for the years ended December 31,
       2019, 2018 and 2017, respectively.

       Non-admitted Assets
       --------------

       Certain assets, designated as "non-admitted assets" (principally deferred taxes that do not meet admissibility testing, investments in affiliated companies, furniture, equipment, computer software, negative
       IMR and certain receivables), amounting to $333,945 and $405,011 at
       December 31, 2019 and 2018, respectively, have been charged to capital and surplus.

       Reinsurance
       ------

       Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid benefits, expense reimbursements and prepaid premiums, and are

  15

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       included in other assets on the statutory statements of admitted assets, liabilities and capital and surplus. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

       Policy Reserves
       ---------

       Policy reserves are determined using methods and assumptions consistent with the Standard Valuation Law and presently accepted actuarial standards. Policy reserves on group annuity contracts purchased under a qualified retirement plan are equal to the account value. Policy reserves on all other annuity contracts and life insurance contracts and older variable life policies are equal to the present value of future benefits less the present value of future premiums. The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. At
       December 31, 2019 and 2018, the amounts of surrender values in excess of reserves were $1,214,539 and $1,109,986, respectively.

       Policy reserves on accident and health contracts are determined using tabular and lag factor methods reflecting Company experience. The
       Company's liability for unpaid accident and health claims and claim adjustment expenses are determined using appropriate interest rate tables, company experience and actuarial studies.

       For substandard policies, if a flat premium is charged, the reserve is one-half of the extra premium. For reserves determined using a tabular method, the reserve is calculated by an exact method using multiples of standard mortality as determined by the currently assigned mortality category. As of December 31, 2019 and 2018, the Company had $14,163,056
       and $8,822,745, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation.

       Other policy liabilities include premium deposit funds and experience rated refund balances for certain group life insurance contracts.

       During 2019, the Company recorded a change in valuation basis related to certain reserves on life term products. The change in valuation basis resulted in a cumulative effect adjustment to increase capital and surplus by $43,552 and is reported in change in reserve due to change in valuation basis on the statutory statements of operations and capital and surplus. The tax impact of this adjustment is $9,145 and is included in net change in deferred taxes on the statutory statements of operations and capital and surplus.

       During the 2019 financial reporting process, the Company identified an adjustment related to certain deferred fixed indexed annuity reserves recorded in prior years. The adjustment resulted in a decrease in beginning 2019 capital and surplus of $32,713 after-tax and is reflected in other, net on the statements of operations and capital and surplus.

       Liability for Accident and Health Losses and Loss Adjustment Expenses
       -----------------------------------------------------------------

       The liability for unpaid losses and loss adjustment expenses includes an amount for losses incurred but unreported, based on past experience, as well as an amount for reported but unpaid losses, which is calculated on a case-by-case basis. Such liabilities are necessarily based on assumptions and estimates. While management believes that the amount is adequate, the ultimate liability may be in excess of or less than the

  16

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       amount estimated. The methods, including key assumptions, of making such estimates and for establishing the resulting liability are continually reviewed and any adjustments are reflected in the period such change in estimate is made. The liability for unpaid accident and health claims and claim adjustment expenses, net of reinsurance, is included in accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus.

       Participating Business
       -----------------

       Dividends on participating policies and other discretionary payments are declared by the Company's Board of Directors based upon actuarial determinations that take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are generally recognized as expenses when declared by the Company's Board of
       Directors and up to one year in advance of the payout dates. At December
       31, 2019 and 2018, the total participating business in force was
       $2,027,301 and $2,197,301, respectively. As a percentage of total life insurance in force, participating business in force represented 0.2% at both December 31, 2019 and 2018.

       For 2019, 2018 and 2017, premiums under individual and group life participating policies were $41,908, $41,963 and $41,073, respectively.
       The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in 2019, 2018 and 2017 in the amount of $7,022, $7,249, and 7,694, respectively, to policyholders and did not allocate any additional income to such policyholders.

       Federal Income Taxes
       ----------------

       The Company files a consolidated life/non-life federal income tax return with Minnesota Mutual Companies, Inc. (MMC), the Company's ultimate parent. Entities included in the consolidated return include: Securian
       Holding Company, Robert Street Property Management, Inc., Securian
       Financial Group, Inc. (SFG), Securian Casualty Company, Securian
       Ventures, Inc., Securian Financial Services, Inc. (SFS), Securian Trust
       Company, Securian Asset Management, Inc. (Securian AM), Ochs Inc.,
       Lowertown Capital, LLC, Empyrean Holding Company, Inc. and its
       subsidiaries and Minnesota Life Insurance Company and its subsidiaries.
       Empyrean Holding Company's subsidiaries include Empyrean Benefits
       Solutions, Inc., Empyrean Insurance Services, Inc. and Spinnaker
       Holdings, LLC. Minnesota Life's subsidiaries include Securian Life
       Insurance Company (Securian Life), Allied Solutions LLC (Allied),
       Securian AAM Holdings, LLC, Marketview Properties, LLC, Marketview
       Properties II, LLC, Marketview Properties III, LLC, Marketview
       Properties IV, LLC and Oakleaf Service Corporation.

       The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Under the agreement, the Company computes federal income taxes on a separate return basis, and benefit is given for operating losses and credits as utilized to reduce consolidated federal income taxes. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue
       Service (IRS).

       The Company provides for federal income taxes based on amounts the
       Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the statutory financial statements. Any such change could significantly affect the amounts reported in the statutory statements of operations. Management has used

  17

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

       Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Gross deferred tax assets and liabilities are measured using enacted tax rates, and a statutory valuation allowance must be established if it is more likely than not that some portion or all of the gross deferred tax assets will not be realized. The adjusted gross deferred tax assets are then considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of unassigned surplus.

       Use of Estimates
       ----------

       The preparation of financial statements in conformity with statutory accounting practices requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the dates of the statutory statements of admitted assets, liabilities and capital and surplus and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the financial statements and such changes in estimates are generally recorded on the statutory statements of operations in the period in which they are made.

       The most significant estimates include those used in determining policy reserves, policy claims in process of settlement, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, federal income taxes and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the statements of admitted assets, liabilities and capital and surplus date. Management believes the amounts provided are appropriate.

(3)    RISKS

       The Company's financial statements are based on estimates and assumptions that are subject to significant business, economic and competitive risks and uncertainties, many of which are beyond the
       Company's control or are subject to change. As such, actual results could differ from the estimates used in the financial statements and the value of the Company's investments, its financial condition and its liquidity could be adversely affected. The following risks and uncertainties, among others, may have such an effect:

             -   Economic environment and capital markets-related risks such as those related to interest rates, equity markets, credit
                 spreads, real estate, and derivatives.
             -   Investment-related risks such as those related to valuation, impairment, and concentration.

  18

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(3)   RISKS (CONTINUED)

             -    Business and operational-related risks such as those related to mortality/longevity, morbidity and claims experience,
                  reinsurers and counterparties, liquidity, ratings,
                  competition, cyber or other information security, fraud, and overall risk management.
             -    Catastrophic and pandemic event-related risks such as
                  COVID-19 that may impact policyholder behavior and claims
                  experience, volatility in financial markets and economic
                  activity, and operations.
             -    Acquisition, disposition, or other structural change related risks.
             -    Regulatory and legal risks such as those related to changes in fiscal, tax and other legislation, insurance and other
                  regulation, and accounting standards.

       The Company actively monitors and manages risks and uncertainties through a variety of policies and procedures in an effort to mitigate or minimize the adverse impact of any exposures impacting the financial statements.

(4)    FAIR VALUE OF FINANCIAL INSTRUMENTS

       Financial Assets and Financial Liabilities Reported at Fair Value
       -----------------------------------------------------------

       The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of
       December 31, 2019 and 2018.

       Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the
       Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

       The Company is required to categorize its financial assets and financial liabilities carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

             Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

             Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities.

  19

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

                Level 3 - Fair value is based on at least one or more
                significant unobservable inputs. These inputs reflect the
                Company's assumptions about the inputs market participants would use in pricing the assets or liabilities.

         The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

         The following table summarizes the Company's financial assets and financial liabilities carried at fair value as of December 31, 2019:

                                                                                  LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                                                                -----------  ------------  --------  ------------

        Common stocks                                                           $   472,062  $         --   $  540   $    472,602
        Derivative instruments                                                       69,400       775,788       --        845,188
        Cash equivalents                                                            121,416            --       --        121,416
        Separate account assets                                                   5,896,776    23,841,446    5,920     29,744,142
                                                                                -----------  ------------  --------  ------------
         Total financial assets                                                 $ 6,559,654  $ 24,617,234   $6,460   $ 31,183,348
                                                                                ===========  ============  ========  ============
        Derivative instruments (1)                                              $        23  $    287,216   $   --   $    287,239
                                                                                -----------  ------------  --------  ------------
         Total financial liabilities                                            $        23  $    287,216   $   --   $    287,239
                                                                                ===========  ============  ========  ============

        (1)  Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

         The following table summarizes the Company's financial assets and financial liabilities carried at fair value as of December 31, 2018:

                                                                                   LEVEL 1       LEVEL 2      LEVEL 3      TOTAL
                                                                                 -----------  ------------  ---------  ------------

        Common stocks                                                            $   379,321  $         --   $    --   $    379,321
        Derivative instruments                                                         4,184       108,953        --        113,137
        Cash equivalents                                                             133,771            --        --        133,771
        Separate account assets                                                    4,656,252    19,510,926     5,045     24,172,223
                                                                                 -----------  ------------  ---------  ------------
         Total financial assets                                                  $ 5,173,528  $ 19,619,879   $ 5,045   $ 24,798,452
                                                                                 ===========  ============  =========  ============
        Derivative instruments (1)                                               $        13  $     27,595   $    --   $     27,608
                                                                                 -----------  ------------  ---------  ------------
         Total financial liabilities                                             $        13  $     27,595   $    --   $     27,608
                                                                                 ===========  ============  =========  ============

        (1)  Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

         The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

         COMMON STOCKS

         The Company's common stocks consist primarily of investments in common stock of publicly traded companies. The fair values of common stocks are based on quoted market prices in active markets for identical assets and are classified within Level 1.

  20

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

       DERIVATIVE INSTRUMENTS

       Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

       The majority of the Company's derivative positions are traded in the OTC derivative market and are classified as Level 2. The fair values of most
       OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data.
       Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

       The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

       CASH EQUIVALENTS

       Money market funds are reported as cash equivalents. All money market funds are generally valued using unadjusted prices in active markets and are reflected in Level 1. The Company carried a small amount of non-exchange traded common stock classified within Level 3.

       SEPARATE ACCOUNT ASSETS

       Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for common stock and short-term investments are determined consistent with similar instruments as previously described. When available, fair values of bonds are based on quoted market prices of identical assets in active markets and are reflected in Level 1. When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available, and generally classify the security as
       Level 2. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information. Other valuations using internally developed pricing models or broker quotes are generally classified as Level 3.

  21

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

        The following table provides a summary of changes in fair value of
        Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2019:

                                                           TOTAL REALIZED AND
                                                            UNREALIZED GAINS
                                                          (LOSSES) INCLUDED IN:
                                                        -----------------------
                                                                                  PURCHASES,
                                           BALANCE AT                              SALES AND      TRANSFERS    TRANSFERS     BALANCE
                                            BEGINNING        NET                 SETTLEMENTS,       IN TO       OUT OF       AT END
                                             OF YEAR     INCOME (1)     SURPLUS     NET (3)      LEVEL 3 (2)  LEVEL 3 (2)    OF YEAR
                                          ------------  ------------   --------  -------------  ------------  -----------  ---------

        Separate account assets             $ 5,045         $ --        $ 443        $ 432          $ --         $ --       $ 5,920
        Common stocks                            --           --           --          540            --           --           540
                                          ------------  ------------   --------  -------------  ------------  -----------  ---------
          Total financial assets            $ 5,045         $ --        $ 443        $ 972          $ --         $ --       $ 6,460
                                          ============  ============   ========  =============  ============  ===========  =========

        (1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.
        (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.
        (3) The following table provides the bifurcation of the net purchases and sales.

        The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2019:

                                                                                                                        PURCHASES,
                                                                                                                         SALES AND
                                                                                                                       SETTLEMENTS,
                                                                                    PURCHASES    SALES   SETTLEMENTS        NET
                                                                                   ----------   ------   -----------   ------------

        Separate account assets                                                      $  905     $(473)       $--           $432
        Common stocks                                                                   540        --         --            540
                                                                                   ----------   ------   -----------   ------------
         Total financial assets                                                      $1,445     $(473)       $--           $972
                                                                                   ==========   ======   ===========   ============

        The following table provides a summary of changes in fair value of
        Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2018:

                                                           TOTAL REALIZED AND
                                                            UNREALIZED GAINS
                                                          (LOSSES) INCLUDED IN:
                                                        -----------------------
                                                                                  PURCHASES,
                                           BALANCE AT                              SALES AND      TRANSFERS    TRANSFERS     BALANCE
                                            BEGINNING        NET                 SETTLEMENTS,       IN TO       OUT OF       AT END
                                             OF YEAR     INCOME (1)     SURPLUS     NET (3)      LEVEL 3 (2)  LEVEL 3 (2)    OF YEAR
                                          ------------  ------------   --------  -------------  ------------  -----------  ---------

        Separate account assets              $ 886          $ --        $ 365       $ 2,381        $1,413        $ --       $ 5,045
                                          ------------  ------------   --------  -------------  ------------  -----------  ---------
          Total financial assets             $ 886          $ --        $ 365       $ 2,381        $1,413        $ --       $ 5,045
                                          ============  ============   ========  =============  ============  ===========  =========

        (1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

  22

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

       (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.
       (3) The following table provides the bifurcation of the net purchases and sales.

        The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2018:

                                                                                                                         PURCHASES,
                                                                                                                          SALES AND
                                                                                                                        SETTLEMENTS,
                                                                                    PURCHASES    SALES    SETTLEMENTS        NET
                                                                                   -----------   ------  ------------   ------------

        Separate account assets                                                      $ 2,780     $(399)      $ --          $2,381
                                                                                   -----------   ------  ------------   ------------
         Total financial assets                                                      $ 2,780     $(399)      $ --          $2,381
                                                                                   ===========   ======  ============   ============

        At December 31, 2019 and 2018, the Company carried an immaterial amount of Level 3 assets and liabilities which are comprised of separate account assets. The Company uses a discounted cash flow methodology that looks at yield/spread to U.S. Treasuries inputs to price the securities. For any increase (decrease) in the yield/spread to U.S.
        Treasuries, the fair value of the asset will decrease (increase).

  23

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

        Financial Assets and Financial Liabilities
        ------------------------------------------

        The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the
        Company as of December 31, 2019:

                                                                                                                            NOT
                                                                                                                        PRACTICABLE
                                                   AGGREGATE     CARRYING                                                CARRYING
                                                  FAIR VALUE       VALUE        LEVEL 1       LEVEL 2       LEVEL 3        VALUE
                                                 ------------  ------------  ------------  ------------  ------------  ------------

        Bonds:
          U.S. government securities             $    557,248  $    545,386  $    557,248  $         --  $         --    $     --
          Agencies not backed by the full
           faith and credit of the
           U.S. government                            857,398       807,698            --       857,398            --          --
          Foreign government securities                28,164        26,324            --        28,164            --          --
          Corporate securities                     13,402,721    12,471,875         3,050    11,107,735     2,291,936          --
          Asset-backed securities                     710,510       691,559            --       674,484        36,026          --
          Commercial mortgage-backed
           securities (CMBS)                        1,804,777     1,743,322            --     1,804,777            --          --
          Residential mortgage-backed
           securities (RMBS)                        1,883,547     1,786,119            --     1,883,547            --          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total bonds                             19,244,365    18,072,283       560,298    16,356,105     2,327,962          --
        Common stock                                  472,602       486,402       472,062            --           540      13,800
        Preferred stock                                68,788        64,762        19,560        31,077        18,151          --
        Mortgage loans                              4,251,570     4,148,884            --            --     4,251,570          --
        Derivative instruments:
          Other derivative instruments                845,188       845,188        69,400       775,788            --          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total derivative instruments               845,188       845,188        69,400       775,788            --          --
        Policy loans                                  707,512       588,342            --            --       707,512          --
        Short-term investments                          7,141         7,141         5,477         1,664            --          --
        Cash equivalents                              210,920       210,912       210,169           751            --          --
        Surplus notes                                 103,150        94,015            --       103,150            --          --
        Separate account assets                    29,744,142    29,744,142     5,896,776    23,841,446         5,920          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total financial assets                $ 55,655,378  $ 54,262,071  $  7,233,742  $ 41,109,981  $  7,311,655    $ 13,800
                                                 ============  ============  ============  ============  ============  ============
        Deferred annuities                       $  2,324,624  $  2,543,049  $         --  $         --  $  2,324,624    $     --
        Other fund deposits                         2,363,878     2,365,339            --            --     2,363,878          --
        Supplementary contracts without
          flife contingencies                         145,377       145,377            --            --       145,377          --
        Annuity certain contracts                     115,551       110,088            --            --       115,551          --
        Borrowed money                                 45,174        45,000            --            --        45,174          --
        Derivative liabilities (1)                    287,239       287,239            23       287,216            --          --
        Separate account liabilities               20,475,110    20,475,110     5,896,776    14,572,414         5,920          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total financial liabilities           $ 25,756,953  $ 25,971,202  $  5,896,799  $ 14,859,630  $  5,000,524    $     --
                                                 ============  ============  ============  ============  ============  ============

        (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

  24

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

        The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2019:

                                                                                                   EXPLANATION FOR INVESTMENTS
                                      CARRYING VALUE  EFFECTIVE INTEREST RATE   MATURITY DATE             HELD AT COST
                                     ---------------  -----------------------  --------------  ----------------------------------

        Common stock                      $13,800               N/A                  N/A          Nonmarketable FHLB membership

        The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the
        Company as of December 31, 2018:

                                                                                                                            NOT
                                                                                                                        PRACTICABLE
                                                   AGGREGATE     CARRYING                                                CARRYING
                                                  FAIR VALUE       VALUE        LEVEL 1       LEVEL 2       LEVEL 3        VALUE
                                                 ------------  ------------  ------------  ------------  ------------  ------------

        Bonds:
          U.S. government securities             $    481,109  $    469,314  $    481,109  $         --  $         --    $     --
          Agencies not backed by the full
           faith and credit of the
           U.S. government                            825,679       818,015            --       825,679            --          --
          Foreign government securities                44,239        43,444            --        44,239            --          --
          Corporate securities                     10,168,156    10,402,409         4,438     8,500,275     1,663,443          --
          Asset-backed securities                     564,306       567,660            --       525,772        38,534          --
          Commercial mortgage-backed
           securities (CMBS)                        1,524,427     1,538,202            --     1,524,427            --          --
          Residential mortgage-backed
           securities (RMBS)                        1,719,241     1,681,037            --     1,719,237             4          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total bonds                             15,327,157    15,520,081       485,547    13,139,629     1,701,981          --
        Common stock                                  379,321       395,121       379,321            --            --      15,800
        Preferred stock                                46,760        49,406        14,671        32,089            --          --
        Mortgage loans                              3,556,569     3,614,864            --            --     3,556,569          --
        Derivative instruments:
          TBA derivative instruments                   36,901        36,461            --        36,901            --          --
          Other derivative instruments                113,137       113,137         4,184       108,953            --          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total derivative instruments               150,038       149,598         4,184       145,854            --          --
        Policy loans                                  626,852       519,511            --            --       626,852          --
        Short-term investments                          8,607         8,610         1,099         7,508            --          --
        Cash equivalents                              134,271       134,271       133,771           500            --          --
        Surplus notes                                  71,978        78,703            --        71,978            --          --
        Separate account assets                    24,172,223    24,172,223     4,656,252    19,510,926         5,045          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total financial assets                $ 44,473,776  $ 44,642,388  $  5,674,845  $ 32,908,484  $  5,890,447    $ 15,800
                                                 ============  ============  ============  ============  ============  ============
        Deferred annuities                       $  2,075,454  $  2,049,493  $         --  $         --  $  2,075,454    $     --
        Other fund deposits                         2,264,506     2,283,239            --            --     2,264,506          --
        Supplementary contracts without
          life contingencies                          133,431       133,431            --            --       133,431          --
        Annuity certain contracts                     106,884       107,007            --            --       106,884          --
        Borrowed money                                 25,781        25,000            --            --        25,781          --
        Derivative liabilities (1)                     27,608        27,608            13        27,595            --          --
        Separate account liabilities               16,126,782    16,126,782     4,656,252    11,465,485         5,045          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total financial liabilities           $ 20,760,446  $ 20,752,560  $  4,656,265  $ 11,493,080  $  4,611,101    $     --
                                                 ============  ============  ============  ============  ============  ============

        (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

  25

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

        The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2018:

                                                                                                   EXPLANATION FOR INVESTMENTS
                                      CARRYING VALUE  EFFECTIVE INTEREST RATE   MATURITY DATE             HELD AT COST
                                     ---------------  -----------------------  --------------  ----------------------------------

        Common stock                      $15,800               N/A                  N/A          Nonmarketable FHLB membership

        Financial Assets and Financial Liabilities Reported at Other Than Fair
               Value
        ------------------------------------------------------------------------

        The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus.

        Refer to note 2 Summary of Significant Accounting Policies and note 6
        Derivative Instruments for additional fair value disclosures concerning bonds, cash equivalents, other invested assets and derivatives.

        When available, fair values of bonds and surplus notes of unrelated entities are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

        When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The
        Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the valuation inputs for instruments covered and publishes and updates a summary of inputs used in its valuations by major type. The market inputs utilized in the pricing valuation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about an instrument's valuation, it discontinues providing a valuation. In this instance, the Company would be required to produce its own internally modeled estimate of fair value.

        Prices are reviewed by affiliated asset managers and management to validate reasonability. Instruments with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service.
        If the pricing service updates the price to be more consistent in comparison to the presented market observations, the instrument remains within Level 2.

        For instruments where quoted market prices are not available or the
        Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement bonds or bonds that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate bonds with varying weighted average lives and ratings. The weighted average life and rating of a particular instrument to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S.
        Treasury yield to create an estimated market yield for that instrument.
        The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then

  26

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

       used to estimate the fair value. Certain other valuations are based on independent non-binding broker quotes. Instruments valued using pricing models or broker quotes are reflected in Level 3.

       Fair values of mortgage loans are based upon matrix pricing and discounted cash flows. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

       The fair value of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, were calculated using
       CARVM calculation procedures and current market interest rates. The
       Company believes this a reasonable approximation of fair value.
       Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

       The fair value of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

       The carrying amount of short-term borrowed money approximates the fair value. The fair value of long-term borrowed money is estimated based on primarily the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

       Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(5)    INVESTMENTS

       Bonds and Common Stocks
       ---------------------

       The Company's bond portfolio consists primarily of public and private corporate bonds, mortgage and other asset-backed bonds and U.S.
       government and agency obligations.

       The Company invests in private placement bonds to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded bonds.
       Generally, private placement bonds provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement bonds generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded bonds.

       The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

  27

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (e.g., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,743,331 and
        $1,650,755 agency backed RMBS and $42,788 and $30,282 non-agency backed
        RMBS as of December 31, 2019 and 2018, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards.

        The Company's asset-backed securities portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

        The admitted asset value, gross unrealized gains and losses and estimated fair value of investments in bonds were as follows:

                                                                                                GROSS         GROSS
                                                                               ADMITTED      UNREALIZED    UNREALIZED       FAIR
        DECEMBER 31, 2019                                                     ASSET VALUE       GAINS        LOSSES         VALUE
        ------------------------------------------------------------------   ------------  ------------   -----------   ------------

        U.S. government securities                                           $    545,386   $    11,976     $    114    $    557,248
        Agencies not backed by the full faith
          and credit of the U.S. government                                       807,698        49,835          135         857,398
        Foreign government securities                                              26,324         1,840           --          28,164
        Corporate securities                                                   12,471,875       942,646       11,800      13,402,721
        Asset-backed securities                                                   691,559        19,414          463         710,510
        CMBS                                                                    1,743,322        62,154          699       1,804,777
        RMBS                                                                    1,786,119        98,115          687       1,883,547
                                                                             ------------  ------------   -----------   ------------
          Total                                                              $ 18,072,283   $ 1,185,980     $ 13,898    $ 19,244,365
                                                                             ============  ============   ===========   ============

                                                                                               GROSS         GROSS
                                                                              ADMITTED      UNREALIZED    UNREALIZED        FAIR
        DECEMBER 31, 2018                                                    ASSET VALUE       GAINS        LOSSES          VALUE
        -----------------------------------------------------------------   ------------   -----------    ----------    ------------

        U.S. government securities                                          $    469,314    $  12,154     $      359    $    481,109
        Agencies not backed by the full faith
          and credit of the U.S. government                                      818,015       15,071          7,407         825,679
        Foreign government securities                                             43,444        1,869          1,074          44,239
        Corporate securities                                                  10,402,409       98,957        333,210      10,168,156
        Asset-backed securities                                                  567,660        5,299          8,653         564,306
        CMBS                                                                   1,538,202        8,246         22,021       1,524,427
        RMBS                                                                   1,681,037       48,587         10,383       1,719,241
                                                                            ------------   -----------    ----------    ------------
          Total                                                             $ 15,520,081    $ 190,183     $  383,107    $ 15,327,157
                                                                            ============   ===========    ==========    ============

  28

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        The admitted asset value and estimated fair value of bonds at December
        31, 2019, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                            ADMITTED        FAIR
                                                                                                           ASSET VALUE      VALUE
                                                                                                          ------------  ------------

        Due in one year or less                                                                           $    425,633  $    430,728
        Due after one year through five years                                                                4,121,548     4,296,754
        Due after five years through ten years                                                               3,780,540     4,007,841
        Due after ten years                                                                                  5,523,562     6,110,208
                                                                                                          ------------  ------------
                                                                                                            13,851,283    14,845,531
        Asset-backed and mortgage-backed securities                                                          4,221,000     4,398,834
                                                                                                          ------------  ------------
          Total                                                                                           $ 18,072,283  $ 19,244,365
                                                                                                          ============  ============

        The Company had certain bonds with a reported fair value lower than the amortized cost of the investment as follows:

                                                                                                 DECEMBER 31, 2019
                                                                               ----------------------------------------------------
                                                                                                LESS THAN 12 MONTHS
                                                                               ----------------------------------------------------
                                                                                               AMORTIZED    UNREALIZED    SECURITY
                                                                               FAIR VALUE        COST         LOSSES        COUNT
                                                                               -----------   ------------  ------------   ---------

        U.S. government securities                                             $    56,853   $    56,967     $     114          9
        Agencies not backed by the full faith and
          credit of the U.S. government                                             23,400        23,534           134          7
        Corporate securities                                                       438,956       444,610         5,654         89
        Asset-backed securities                                                     92,276        92,724           448         36
        CMBS                                                                       107,788       108,469           681          6
        RMBS                                                                       122,203       122,649           446         20

                                                                                                 DECEMBER 31, 2019
                                                                               ----------------------------------------------------
                                                                                               12 MONTHS OR GREATER
                                                                               ----------------------------------------------------
                                                                                               AMORTIZED    UNREALIZED    SECURITY
                                                                                FAIR VALUE       COST         LOSSES        COUNT
                                                                               -----------   ------------   -----------   ---------

        U.S. government securities                                             $        --   $        --     $      --         --
        Agencies not backed by the full faith and
          credit of the U.S. government                                                499           500             1          1
        Corporate securities                                                       105,678       111,824         6,146         32
        Asset-backed securities                                                     11,527        11,542            15          6
        CMBS                                                                         2,674         2,692            18          7
        RMBS                                                                        23,316        23,557           241         19

  29

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

                                                                                                  DECEMBER 31, 2018
                                                                                ---------------------------------------------------
                                                                                                 LESS THAN 12 MONTHS
                                                                                ---------------------------------------------------
                                                                                                AMORTIZED    UNREALIZED    SECURITY
                                                                                 FAIR VALUE       COST         LOSSES        COUNT
                                                                                -----------   ------------  ------------   --------

        U.S. government securities                                              $   148,447   $   148,500    $       53          7
        Agencies not backed by the full faith and
          credit of the U.S. government                                             206,407       210,316         3,909         43
        Foreign securities                                                              119           126             7          1
        Corporate securities                                                      5,396,088     5,663,116       267,028      1,051
        Asset-backed securities                                                     205,859       209,647         3,788         46
        CMBS                                                                        723,884       735,025        11,141         50
        RMBS                                                                        439,275       445,371         6,096         73

                                                                                                 DECEMBER 31, 2018
                                                                               ----------------------------------------------------
                                                                                               12 MONTHS OR GREATER
                                                                               ----------------------------------------------------
                                                                                               AMORTIZED    UNREALIZED    SECURITY
                                                                               FAIR VALUE        COST         LOSSES        COUNT
                                                                               -----------   ------------  ------------   ---------

        U.S. government securities                                             $     6,978   $     7,284     $     306          8
        Agencies not backed by the full faith and
          credit of the U.S. government                                             68,353        71,851         3,498         29
        Foreign securities                                                           9,186        10,253         1,067          1
        Corporate securities                                                       804,263       870,445        66,182        167
        Asset-backed securities                                                    155,957       160,822         4,865         52
        CMBS                                                                       335,991       346,871        10,880         46
        RMBS                                                                       133,156       137,443         4,287         56

        For bonds where the carrying value exceeds fair value, the Company expects to collect all principal and interest payments, excluding previously recorded OTTI. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2019, the
        Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

        The following paragraphs summarize the Company's evaluation of investment categories where carrying value exceeds fair value as of
        December 31, 2019.

        U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

        Agencies not backed by the full faith and credit of the U.S. government are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S.
        government, these securities generally trade as if they are.

        Foreign government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

  30

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        Unrealized losses related to corporate securities are due to interest rates that are higher, and current market spreads that are wider than at the securities' respective purchase dates. The Company performed an analysis of the financial performance of the underlying issuers and determined that the entire amortized cost for each temporarily-impaired security is expected to be recovered.

        Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

        The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's
        CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. All CMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2019 were investment grade securities (BBB or better).

        The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. Fluctuations in the U.S. housing market continues to impact the valuations across the entire asset class. As of
        December 31, 2019, 97.6% of the RMBS portfolio was invested in agency pass-through securities. All RMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2019 were investment grade securities (BBB or better). Credit support for the
        RMBS holdings remains high.

        At December 31, 2019 and 2018, bonds with a carrying value of $8,070 and $8,026, respectively, were on deposit with various regulatory authorities as required by law.

        The common stock portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's common stock portfolio totaled $486,402 and $395,121 as of December 31, 2019 and 2018, respectively.

        The Company had certain common stocks with a reported fair value lower than the carrying value of the investment as follows:

                                                                                                 LESS THAN 12 MONTHS
                                                                                  -----------------------------------------------
                                                                                                CARRYING    UNREALIZED   SECURITY
                                                                                  FAIR VALUE      VALUE       LOSSES       COUNT
                                                                                  ----------    ---------   -----------  --------

        December 31, 2019                                                          $  30,124    $ 32,556     $ 2,432         25
        December 31, 2018                                                            139,932     155,648      15,716        119

                                                                                                12 MONTHS OR GREATER
                                                                                  -----------------------------------------------
                                                                                                CARRYING    UNREALIZED   SECURITY
                                                                                  FAIR VALUE      VALUE       LOSSES       COUNT
                                                                                  ----------    ---------   -----------  --------

        December 31, 2019                                                          $   8,559    $ 10,446     $ 1,887         12
        December 31, 2018                                                              1,028       1,754         726          3

        Common stocks with unrealized losses at December 31, 2019 primarily represent highly diversified publicly traded common stocks that have positive outlooks for near-term future recovery.

  31

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        Mortgage Loans
        ------------

        The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $4,148,884 and $3,614,864 at December
        31, 2019 and 2018, respectively.

        All of the Company's commercial mortgage loan investments are managed and serviced directly by an affiliate, Securian AM. The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

        The Company participates in programs to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the
        Company with no exposure of loss. Securian AM services the assets for the third party. Certain portions of mortgage loans totaling $252,797 and $196,774 were sold during 2019 and 2018, respectively.

        The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of
        December 31:

                                                                                                                2019        2018
                                                                                                            -----------  -----------

        Industrial                                                                                          $ 1,256,399  $ 1,131,328
        Office buildings                                                                                        586,356      564,110
        Retail facilities                                                                                     1,091,984      965,565
        Apartment                                                                                               886,139      636,072
        Other                                                                                                   328,006      317,789
                                                                                                            -----------  -----------
          Total                                                                                             $ 4,148,884  $ 3,614,864
                                                                                                            ===========  ===========

        If information is obtained on commercial mortgage loans that indicates a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the
        Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

        A valuation allowance is established when it is probable that the
        Company will not be able to collect all amounts due under the contractual terms of the loan.

  32

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                                                                            2019    2018     2017
                                                                                                            ------  ------  --------

        Balance at beginning of year                                                                        $ 200   $ 204   $ 1,700
          Reduction in allowance                                                                               (6)     (4)   (1,496)
                                                                                                            ------  ------  --------
        Balance at end of year                                                                              $ 194   $ 200   $   204
                                                                                                            ======  ======  ========

        As of December 31, 2019 and 2018, the Company had no delinquent mortgage loans.

        The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

        As of December 31, 2019 and 2018, there were no nonperforming loans.

        There were two restructured loans with a total carrying value of $1,356 in the office buildings class at December 31, 2019. There were two restructured loans with a total carrying value of $1,391 in the office buildings class at December 31, 2018. For the years ended December 31,
        2019, 2018 and 2017, the Company recognized total interest income of
        $71, $73 and $74, respectively, and recognized $71, $73 and $74, respectively, of interest income on a cash basis. There were no restructured loans that subsequently defaulted during 2019. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2019.

        Periodically the Company may contribute mortgage loans to wholly-owned subsidiaries. The contributed mortgage loans are recognized at the lower of the loan's balance or the underlying property's fair value.

        The following table provides a summary of mortgage loans transferred to wholly-owned subsidiaries for the years ended December 31:

                                                                                                                     2019     2018
                                                                                                                     -----   ------

        Number of loans contributed to wholly-owned subsidiaries                                                       --         1

        Carrying value of mortgage loans upon contribution                                                            $--    $5,573
        Loss recognized upon contribution                                                                              --        --

        Alternative Investments
        --------------------

        Alternative investments primarily consist of private equity funds and mezzanine debt funds. Alternative investments are diversified by type, general partner, vintage year, and geographic location - both domestic and international.

  33

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        The Company's composition of alternative investments by type were as follows:

                                                                                         DECEMBER 31, 2019       DECEMBER 31, 2018
                                                                                      ----------------------  ----------------------
                                                                                       CARRYING     PERCENT    CARRYING     PERCENT
                                                                                         VALUE     OF TOTAL      VALUE     OF TOTAL
                                                                                      ----------   ---------  ----------   ---------

        Alternative investments:
          Private equity funds                                                        $ 473,342       65.1%   $  436,727      64.2%
          Mezzanine debt funds                                                          253,554       34.9%      243,014      35.8%
                                                                                      ----------   ---------  ----------   ---------
           Total alternative investments                                              $ 726,896      100.0%   $  679,741     100.0%
                                                                                      ==========   =========  ==========   =========

        Net Investment Income
        ---------------------

        Net investment income for the years ended December 31 was as follows:

                                                                                                     2019       2018         2017
                                                                                                  ----------  ----------  ----------

        Bonds                                                                                     $ 681,993   $ 617,612   $ 571,081
        Common stocks - unaffiliated                                                                 17,955      13,537      16,138
        Mortgage loans                                                                              169,700     142,129     125,803
        Policy loans                                                                                 31,589      28,151      26,941
        Short-term investments                                                                        4,703       3,858       1,457
        Derivative instruments                                                                        2,003       2,426       5,501
        Other invested assets                                                                        60,688      62,944      56,252
                                                                                                  ----------  ----------  ----------
                                                                                                    968,631     870,657     803,173
        Capitalization (amortization) of IMR                                                         (7,576)     (4,702)       (886)
        Investment expenses                                                                         (77,322)    (73,545)    (53,842)
                                                                                                  ----------  ----------  ----------
           Total                                                                                  $ 883,733   $ 792,410   $ 748,445
                                                                                                  ==========  ==========  ==========

        Due and accrued income from non-admitted bonds, other invested assets and policy loans totaled $4, $2 and $49 in 2019, 2018 and 2017, respectively, and was excluded from net investment income.

        Net Realized Capital Gains (Losses)
        ------------------------------------

        Net realized capital gains (losses) for the years ended December 31 were as follows:

                                                                                                    2019        2018         2017
                                                                                                  ---------  -----------  ----------

        Bonds                                                                                     $ 29,985    $ (52,496)  $  23,504
        Common stocks - unaffiliated                                                                10,090        6,752      18,990
        Foreign currency exchange                                                                     (344)        (361)     (3,437)
        Derivative instruments                                                                     (27,435)     137,093     146,476
        Other invested assets                                                                       24,064       57,376     209,166
                                                                                                  ---------  -----------  ----------
                                                                                                    36,360      148,364     394,699
        Amount transferred to (from) the IMR, net of taxes                                         (21,459)      43,515     (16,474)
        Income tax benefit (expense)                                                               (55,196)      (5,459)   (108,015)
                                                                                                  ---------  -----------  ----------
           Total                                                                                  $(40,295)   $ 186,420   $ 270,210
                                                                                                  =========  ===========  ==========

  34

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        Gross realized gains (losses), on sales of bonds and unaffiliated common stocks for the years ended December 31 were as follows:

                                                                                                    2019        2018         2017
                                                                                                   ---------  ----------  ----------

        Bonds:
           Gross realized gains                                                                    $ 40,990   $  17,070   $  49,294
           Gross realized losses                                                                     (7,222)    (67,192)    (18,705)
        Common stocks:
           Gross realized gains                                                                    $ 18,766   $  18,383   $  30,265
           Gross realized losses                                                                     (7,706)    (11,504)    (10,444)

        Proceeds from the sales of bonds amounted to $2,085,466, $3,026,974, and $3,094,951 for the years ended December 31, 2019, 2018 and 2017, respectively.

        The Company recognized the following wash sales on common stocks with a
        NAIC designation of 3 or below, or unrated for the years ended December
        31:

                                                                                          CARRY VALUE      COST OF
                                                                             NUMBER OF   OF SECURITIES   SECURITIES
                                                                           TRANSACTIONS      SOLD        REPURCHASED   GAIN / (LOSS)
                                                                           ------------  -------------  -------------  -------------

        2019                                                                     39        $  1,211        $ 1,188         $(11)
        2018                                                                    425        $ 12,403        $12,330         $173

        OTTI by asset type recognized in net realized capital gains (losses)
        for the years ended December 31 were as follows:

                                                                                                       2019     2018      2017
                                                                                                     -------   -------  --------

        Bonds:
           U.S. government securities                                                                $   402   $   523  $    709
           Corporate securities                                                                        3,380     1,849     6,003
           Asset-backed securities                                                                        --        --       321
           RMBS                                                                                            1         2        12
        Common stocks                                                                                    970       127       831
        Other invested assets                                                                          3,303     4,232    13,957
                                                                                                     -------   -------  --------
           Total OTTI                                                                                $ 8,056   $ 6,733  $ 21,833
                                                                                                     =======   =======  ========

        In relation to loan-backed and structured securities, the Company did not recognize any OTTI on the basis of the intent to sell during 2019,
        2018 or 2017. The Company also did not recognize any OTTI on the basis of the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis during 2019, 2018 or 2017. The remaining OTTI recorded in 2019,
        2018 and 2017 on loan-backed and structured securities was due to the present value of cash flows expected to be collected being less than the amortized cost basis of the securities.

  35

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        The following table summarizes loan-backed and structured securities held by the Company at December 31, 2019 for which the projected cash flows were less than the amortized cost basis, thereby resulting in an
        OTTI during 2019:

                                                                                                           DATE OF
                                BOOK / ADJUSTED    PRESENT                                                FINANCIAL
                                CARRYING VALUE    VALUE OF                   AMORTIZED                    STATEMENT
                                AMORTIZED COST    PROJECTED   RECOGNIZED    COST AFTER   FAIR VALUE AT      WHERE
                     CUSIP        BEFORE OTTI    CASH FLOWS      OTTI          OTTI      TIME OF OTTI     REPORTED
                  -----------  ----------------  ----------   -----------   ----------   -------------   ----------

                   999A51525          $1             $--          $1            $--           $--        09/30/2019

        Net Unrealized Investment Gains (Losses)
        ------------------------------------------

        Changes in unrealized capital gains (losses) for the years ended
        December 31 were as follows:

                                                                                                   2019        2018         2017
                                                                                                ----------  -----------  -----------

        Bonds                                                                                   $     556   $      (14)  $    3,466
        Common stocks - unaffiliated                                                               66,298      (41,375)      17,926
        Common stocks - affiliated                                                                 27,779        3,668        6,872
        Other invested assets                                                                       3,331       25,195     (127,769)
        Derivative instruments                                                                    430,422     (309,115)      79,055
        Other                                                                                      (6,127)      (6,467)      (4,797)
        Deferred tax asset                                                                       (106,478)      70,304        2,148
                                                                                                ----------  -----------  -----------
           Total                                                                                $ 415,781   $ (257,804)  $  (23,099)
                                                                                                ==========  ===========  ===========

        Cost and gross unrealized gains (losses) on unaffiliated common stocks at December 31 were as follows:

                                                                                                               2019         2018
                                                                                                             ----------  -----------

        Cost                                                                                                 $ 394,760   $  369,777
        Gross unrealized gains                                                                                  95,950       41,786
        Gross unrealized losses                                                                                 (4,308)     (16,442)
                                                                                                             ----------  -----------
           Admitted asset value                                                                              $ 486,402   $  395,121
                                                                                                             ==========  ===========

(6)     DERIVATIVE INSTRUMENTS

        Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the
        Company's cash flows.

  36

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

        Freestanding derivatives are carried on the Company's statutory statements of admitted assets, liabilities and capital and surplus within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives.
        Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

        The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments held:

                                                                   DECEMBER 31, 2019
                                                      ------------------------------------------
                                                                             FAIR VALUE
                                                                     ---------------------------
           PRELIMINARY
         UNDERLYING RISK                                NOTIONAL
            EXPOSURE             INSTRUMENT TYPE         AMOUNT        ASSETS    LIABILITIES (1)
---------------------------  -----------------------  ------------   ---------   ---------------

        Interest rate        Interest rate swaps      $    888,500   $  95,844      $   8,988
                             Interest rate swaptions     1,810,000          10             --
                             Interest rate futures       1,001,600          13             13
                             TBAs                               --          --             --
        Equity market        Equity futures                598,097           5              5
                             Equity options             13,892,683     749,316        278,233
                                                      ------------   ---------   ---------------
          Total derivatives                           $ 18,190,880   $ 845,188      $ 287,239
                                                      ============   =========   ===============

                                          DECEMBER 31, 2018
                             -------------------------------------------
                                                     FAIR VALUE
                                             ---------------------------
           PRELIMINARY
         UNDERLYING RISK       NOTIONAL
            EXPOSURE            AMOUNT        ASSETS     LIABILITIES (1)
---------------------------  -------------   ---------   ---------------

        Interest rate        $     293,500   $  13,079     $  2,356
                                 3,624,000         610           --
                                   354,000           5            5
                                    36,840      36,901           --
        Equity market              479,052           5            5
                                11,864,791      99,438       25,242
                             -------------   ---------   ---------------
          Total derivatives  $  16,652,183   $ 150,038     $ 27,608
                             =============   =========   ===============

        (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

        The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and life insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the markets in assessing the trading activity for these programs.

        Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities
        (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

        Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into an interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows

  37

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

       the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

       Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The
       Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

       Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

       The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the
       Company's TBA securities happen at a later date, thus extending the forward contract date.

       Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of bonds denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

       Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign

  38

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

       currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

       Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to economically hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the
       Company.

       Equity options are used by the Company to economically hedge certain risks associated with fixed indexed annuity and indexed universal life products that allow the holder to elect an interest rate return or a market component, where interest credited to the contracts is linked to the performance of an index. Certain contract holders may elect to rebalance index options at renewal dates. As of each renewal date, the
       Company has the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. The Company purchases equity options that are intended to be highly correlated to the portfolio allocation decisions of the contract holders with respect to returns for the current reset period.

       Equity options are also used by the Company to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

  39

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

        The following tables present the amount and location of gains (losses)
        recognized on the statutory statements of operations and capital and surplus from derivatives:

                                                                                             DECEMBER 31, 2019
                                                                       ------------------------------------------------------------
                                                                                                                    NET CHANGE IN
                                                                       NET REALIZED GAINS     NET INVESTMENT     UNREALIZED CAPITAL
                                                                            (LOSSES)              INCOME          GAINS AND LOSSES
                                                                       -------------------   ----------------   -------------------

        Interest rate swaps                                                $        2            $ 2,003              $   76,183
        Interest rate swaptions                                                (1,000)                --                     400
        Interest rate futures                                                  (7,962)                --                  (8,310)
        TBAs                                                                      411                 --                      --
        Foreign currency forwards                                                  (6)                --                      --
        Equity futures                                                        (51,876)                --                 (19,219)
        Equity options                                                         32,996                 --                 381,368
                                                                       -------------------   ----------------   -------------------
           Total gains (losses) recognized
             from derivatives                                              $  (27,435)           $ 2,003              $  430,422
                                                                       ===================   ================   ===================

                                                                                            DECEMBER 31, 2018
                                                                      -------------------------------------------------------------
                                                                                                                   NET CHANGE IN
                                                                      NET REALIZED GAINS     NET INVESTMENT     UNREALIZED CAPITAL
                                                                           (LOSSES)              INCOME          GAINS AND LOSSES
                                                                      -------------------   ----------------   --------------------

        Interest rate swaps                                               $    1,288            $ 2,585             $   (13,565)
        Interest rate swaptions                                               (3,863)                --                     808
        Interest rate futures                                                 (2,923)                --                   1,136
        Interest rate caps                                                        --               (159)                    159
        TBAs                                                                     (79)                --                      --
        Foreign currency forwards                                                (15)                --                      --
        Equity futures                                                        (8,611)                --                  13,529
        Equity options                                                       151,296                 --                (311,182)
                                                                      -------------------   ----------------   --------------------
           Total gains (losses) recognized
             from derivatives                                             $  137,093            $ 2,426             $  (309,115)
                                                                      ===================   ================   ====================

                                                                                            DECEMBER 31, 2017
                                                                       ------------------------------------------------------------
                                                                                                                   NET CHANGE IN
                                                                       NET REALIZED GAINS    NET INVESTMENT     UNREALIZED CAPITAL
                                                                            (LOSSES)             INCOME          GAINS AND LOSSES
                                                                       -------------------   ----------------   -------------------

        Interest rate swaps                                                $      613            $5,861              $  (3,287)
        Interest rate swaptions                                                (1,541)               --                 (1,668)
        Interest rate futures                                                   4,572                --                    944
        Interest rate caps                                                         --              (414)                   366
        TBAs                                                                     (102)               --                     --
        Foreign currency swaps                                                  3,786                54                 (4,457)
        Foreign currency forwards                                               1,794                --                     --
        Equity futures                                                        (38,683)               --                  1,777
        Equity options                                                        176,037                --                 85,380
                                                                       -------------------   ----------------   -------------------
           Total gains recognized
             from derivatives                                              $  146,476            $5,501              $  79,055
                                                                       ===================   ================   ===================

  40

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

        The Company's gain (loss) from operations after considering the net realized capital gains (losses) and net change in unrealized capital gains (losses) on derivatives for the years ended December 31 is as follows:

                                                                                                 2019         2018         2017
                                                                                              -----------  -----------  ------------

        Gain (loss) from operations before net realized capital gains (losses)                $ (115,936)  $ (111,694)   $    7,728
        Net realized capital gains (losses) on derivatives                                       (27,435)     137,093       146,476
        Net change in unrealized capital gains (losses) on derivatives                           430,422     (309,115)       79,055
        Tax impacts                                                                             (132,682)      59,877      (109,377)
                                                                                              -----------  -----------  ------------
           Total                                                                              $  154,369   $ (223,839)   $  123,882
                                                                                              ===========  ===========  ============

        The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments.
        Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

        The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

        The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its
        OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $502,124 and
        $78,543 at December 31, 2019 and 2018, respectively. Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the statutory statements of admitted assets, liabilities and capital and surplus. Credit agreements with counterparties permit the Company to sell or re-pledge this collateral;
        at December 31, 2019 and 2018, none of the collateral had been sold or re-pledged. The Company delivered collateral in the amount of $120,539 and $35,580 at December 31, 2019 and 2018, respectively. The Company maintained ownership of any collateral delivered. Securities collateral pledged by the Company is reported in bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

(7)     SEPARATE ACCOUNTS

        Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the
        Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and
        contractholders.

  41

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(7)   SEPARATE ACCOUNTS (CONTINUED)

        The Company has no indexed separate accounts. Business relating to non-indexed separate accounts with minimum death benefits, in which an additional reserve is held in the Company's general account, is included in the non-guaranteed column below.

        Information regarding the separate accounts of the Company was as follows:

                                                                       NON-INDEXED
                                                                     GUARANTEE LESS      NON-INDEXED
                                                                     THAN / EQUAL TO      GUARANTEE         NON-
                                                                           4%           MORE THAN 4%     GUARANTEED        TOTAL
                                                                    ----------------  ---------------  ------------    ------------

        Premiums, considerations or deposits
         for year ended December 31, 2019                              $  9,210              $--        $ 3,082,126    $  3,091,336
                                                                    ----------------  ---------------  ------------    ------------

                                                                         NON-INDEXED
                                                                       GUARANTEE LESS      NON-INDEXED
                                                                       THAN / EQUAL TO      GUARANTEE         NON-
                                                                             4%           MORE THAN 4%     GUARANTEED       TOTAL
                                                                      ----------------  ---------------  -------------  ------------

        Reserves at December 31, 2019
          For accounts with assets at:
           Fair value                                                    $ 604,445             $--       $ 28,800,332   $2 9,404,777
                                                                      ----------------  ---------------  -------------  ------------

                                                                        NON-INDEXED
                                                                      GUARANTEE LESS     NON-INDEXED
                                                                      THAN / EQUAL TO     GUARANTEE         NON-
                                                                            4%          MORE THAN 4%     GUARANTEED        TOTAL
                                                                     ----------------  ---------------  ------------  ------------

        Reserves at December 31, 2019
         By withdrawal characteristics:
           With fair value adjustment                                   $ 555,766             $--       $         --  $    555,766
           At fair value                                                   28,948              --         28,786,715    28,815,663
           Not subject to discretionary
             withdrawal                                                    19,731              --             13,617        33,348
                                                                     ----------------  ---------------  ------------  ------------
              Total                                                     $ 604,445             $--       $ 28,800,332  $2 9,404,777
                                                                     ================  ===============  ============  ============

        The Company also has no separate accounts, which would be disclosed by withdrawal characteristics, at book value without market value adjustments and with surrender charges.

  42

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(7)   SEPARATE ACCOUNTS (CONTINUED)

        Reconciliation of net transfer to (from) separate accounts:

                                                                                                                         2019
                                                                                                                     --------------

        Transfers as reported in the summary of operations of the
          Annual Statement of the Separate Accounts:
            Transfers to separate accounts                                                                           $   3,091,336
            Transfers from separate accounts                                                                            (2,830,474)
                                                                                                                     --------------
               Net transfers to (from) separate accounts                                                                   260,862

        Reconciling adjustments:
            Investment expenses and other activity not included in transfers out in
             Annual Statement of the Separate Accounts                                                                    (180,675)
            Transfer included on Line 8.1 of the Life, Accident & Health Annual Statement                                  277,734
            Fees associated with charges for investment management and contract guarantees                                (110,307)
                                                                                                                     --------------
             Total reconciling adjustments                                                                                 (13,248)
                                                                                                                     --------------
               Total transfers reported in the statutory statements of operations                                    $     247,614
                                                                                                                     ==============

(8)     FEDERAL INCOME TAXES

        Federal income tax expense (benefit) varies from amounts computed by applying the federal income tax rate of 21% in 2019 and 2018 and 35% in
        2017 to the gain from operations before federal income taxes. The reasons for this difference and the tax effects thereof for the years ended December 31 were as follows:

                                                                                                   2019         2018        2017
                                                                                                -----------  ----------  -----------

        Provision computed at statutory rate                                                    $  (14,511)  $   8,213    $ 142,346
        IMR amortization                                                                             1,591         987          310
        Dividends received deduction                                                               (22,393)    (21,686)     (24,957)
        Tax credits                                                                                (10,387)     (7,903)      (6,698)
        Sale of subsidiary                                                                              --          --      (64,700)
        Policyholder liabilities                                                                        --      (2,133)          --
        Non-admitted assets                                                                         (3,948)     (3,080)      17,824
        Tax Cuts and Jobs Act of 2017 adjustment                                                        --          --      130,263
        Expense adjustments and other                                                               (2,850)       (233)      (1,258)
                                                                                                -----------  ----------  -----------
           Total tax                                                                            $  (52,498)  $ (25,835)   $ 193,130
                                                                                                ===========  ==========  ===========

        Federal income taxes incurred                                                           $   10,477   $   2,442    $   4,275
        Tax on capital losses/gains                                                                 55,196       5,459      108,015
        Change in net deferred income taxes                                                       (118,171)    (33,736)      80,840
                                                                                                -----------  ----------  -----------
           Total statutory income taxes                                                         $  (52,498)  $ (25,835)   $ 193,130
                                                                                                ===========  ==========  ===========

  43

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

        The components of incurred income tax expense for the years ended
        December 31 were as follows:

                                                                                                   2019        2018         2017
                                                                                                -----------  ----------  -----------

        Tax on income                                                                           $   34,423   $  16,278    $  12,208
        Tax credits                                                                                (10,387)     (7,903)      (6,698)
        Tax on capital losses/gains                                                                 55,196       5,459      108,015
        Other taxes                                                                                (13,559)     (5,933)      (1,235)
                                                                                                -----------  ----------  -----------
           Total incurred income tax expense                                                    $   65,673   $   7,901    $ 112,290
                                                                                                ===========  ==========  ===========

        The components of the net deferred tax asset as of December 31 were as follows:

        DECEMBER 31, 2019                                                                    ORDINARY        CAPITAL        TOTAL
        -------------------------------------------------------------------------------     -----------    ----------    -----------

        Gross deferred tax assets                                                           $  418,484      $ 63,999     $  482,483
        Deferred tax assets non-admitted                                                       (37,900)           --        (37,900)
                                                                                            -----------    ----------    -----------
                                                                                               380,584        63,999        444,583
        Deferred tax liabilities                                                              (164,729)      (60,033)      (224,762)
                                                                                            -----------    ----------    -----------
          Net admitted deferred tax asset                                                   $  215,855      $  3,966     $  219,821
                                                                                            ===========    ==========    ===========

        DECEMBER 31, 2018                                                                    ORDINARY        CAPITAL        TOTAL
        -------------------------------------------------------------------------------     -----------    ----------    -----------

        Gross deferred tax assets                                                           $  408,277      $ 18,748     $  427,025
        Deferred tax assets non-admitted                                                      (113,545)           --       (113,545)
                                                                                            -----------    ----------    -----------
                                                                                               294,732        18,748        313,480
        Deferred tax liabilities                                                              (130,038)      (46,229)      (176,267)
                                                                                            -----------    ----------    -----------
          Net admitted deferred tax asset                                                   $  164,694      $(27,481)    $  137,213
                                                                                            ===========    ==========    ===========

                                                                                                  CHANGE      CHANGE       CHANGE
                                                                                                 ORDINARY     CAPITAL       TOTAL
                                                                                                -----------  ----------  -----------

        Gross deferred tax assets                                                               $   10,207   $  45,251   $   55,458
        Deferred tax assets non-admitted                                                            75,645          --       75,645
                                                                                                -----------  ----------  -----------
                                                                                                    85,852      45,251      131,103
        Deferred tax liabilities                                                                   (34,691)    (13,804)     (48,495)
                                                                                                -----------  ----------  -----------
          Net admitted deferred tax asset                                                       $   51,161   $  31,447   $   82,608
                                                                                                ===========  ==========  ===========

  44

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

        The amounts of adjusted gross deferred tax assets admitted as of
        December 31 were as follows:

        DECEMBER 31, 2019                                                                      ORDINARY      CAPITAL         TOTAL
        --------------------------------------------------------------------------------      ----------    ----------     ---------

        Federal income taxes paid in prior years recoverable through loss carrybacks          $       --     $  37,512     $  37,512
        Adjusted gross deferred tax assets expected to be realized within three years            175,582         6,727       182,309
        Adjusted gross deferred tax assets offset by gross deferred tax liabilities              205,002        19,760       224,762
                                                                                              ----------    ----------     ---------
          Deferred tax assets admitted                                                        $  380,584     $  63,999     $ 444,583
                                                                                              ==========    ==========     =========

        The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2019 was $432,982.

        DECEMBER 31, 2018                                                                      ORDINARY       CAPITAL        TOTAL
        ---------------------------------------------------------------------------------     ----------     ---------     ---------

        Federal income taxes paid in prior years recoverable through loss carrybacks           $      --      $ 10,303     $  10,303
        Adjusted gross deferred tax assets expected to be realized within three years            126,391           519       126,910
        Adjusted gross deferred tax assets offset by gross deferred tax liabilities              168,341         7,926       176,267
                                                                                              ----------     ---------     ---------
          Deferred tax assets admitted                                                         $ 294,732      $ 18,748     $ 313,480
                                                                                              ==========     =========     =========

        The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2018 was $399,695.

        The ratio percentages used to determine the recovery period and threshold limitation amounts and the amount of adjusted capital and surplus used to determine recovery period and threshold limitation as of December 31 were as follows:

                                                                                                               2019          2018
                                                                                                            ----------   -----------

        Ratio percentage                                                                                          924%          917%
        Capital and surplus used                                                                            $2,886,544    $2,664,636

        As of December 31, 2019 the availability of tax planning strategies did not result in a change in the Company's deferred tax asset. The availability of tax planning strategies resulted in an increase of the
        Company's adjusted gross deferred tax asset by approximately 16% of which all was ordinary for tax purposes as of December 31, 2018.

        The availability of tax planning strategies increased the Company's net admitted deferred tax assets by approximately 2% as of December 31,
        2019 of which all was ordinary for tax purposes. The availability of tax planning strategies increased the Company's net admitted deferred tax assets by approximately 26% as of December 31, 2018 of which all was ordinary for tax purposes.

        The Company did not use any reinsurance tax planning strategies.

  45

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

         The tax effects of temporary differences that give rise to the
         Company's net deferred federal tax asset as of December 31 were as follows:

                                                                                                              2019         2018
                                                                                                           -----------  ------------

         Deferred tax assets:
           Ordinary:
            Policyholder liabilities                                                                       $  192,472   $   146,038
            Investments                                                                                           203        40,837
            Deferred acquisition costs                                                                        167,563       170,997
            Pension and postretirement benefits                                                                16,318        13,238
            Non-admitted assets                                                                                32,341        28,393
            Other                                                                                               9,587         8,774
                                                                                                           -----------  ------------
              Gross ordinary deferred tax assets                                                              418,484       408,277
         Non-admitted ordinary deferred tax assets                                                            (37,900)     (113,545)
                                                                                                           -----------  ------------
            Admitted ordinary deferred tax asset                                                              380,584       294,732
           Capital:
            Investments                                                                                        63,092        15,395
            Net unrealized capital losses                                                                         907         3,353
                                                                                                           -----------  ------------
              Gross capital deferred tax assets                                                                63,999        18,748
         Non-admitted capital deferred tax assets                                                                  --            --
                                                                                                           -----------  ------------
            Admitted capital deferred tax asset                                                                63,999        18,748
                                                                                                           -----------  ------------
            Admitted deferred tax assets                                                                      444,583       313,480

         Deferred tax liabilities:
           Ordinary:
            Investments                                                                                        59,267         8,991
            Fixed assets                                                                                       10,747         6,992
            Deferred and uncollected premium                                                                    8,436        30,311
            Policyholder liabilities                                                                           45,087        55,993
            Computer software                                                                                   9,327         9,557
            Other                                                                                              31,865        18,194
                                                                                                           -----------  ------------
              Gross ordinary deferred tax liabilities                                                         164,729       130,038
           Capital:
            Investments                                                                                            78           162
            Net unrealized capital gains                                                                       59,955        46,067
                                                                                                           -----------  ------------
              Gross capital deferred tax liabilities                                                           60,033        46,229
                                                                                                           -----------  ------------
                Gross deferred tax liabilities                                                                224,762       176,267
                                                                                                           -----------  ------------
                  Net deferred tax asset                                                                   $  219,821   $   137,213
                                                                                                           ===========  ============

         As of December 31, 2019 and 2018, management determined that a valuation allowance was not required for these gross deferred tax items based on management's assessment that it is more likely than not that these deferred tax items will be realized through future reversals of existing taxable temporary differences and future taxable income. There are no differences for which deferred tax liabilities are not recognized.

  46

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

         The change in net deferred income taxes is comprised of the following:

                                                                                                          2019          2018
                                                                                                       ------------  ------------

         Total deferred tax assets                                                                     $   482,483   $   427,025
         Total deferred tax liabilities                                                                   (224,762)     (176,267)
                                                                                                       ------------  ------------
         Change in net deferred income tax                                                             $   257,721   $   250,758
                                                                                                       ============  ============
         Tax effect of deferred tax asset/deferred tax liability on unrealized capital gains (losses)
         Tax effect of deferred tax asset on liability for pension benefits

         Change in net deferred tax as reported in surplus
         Tax effect of deferred tax asset on statutory goodwill
         Tax effect of other surplus adjustment
         Tax effect of statutory reserve surplus adjustment on deferred tax asset

         Change in net deferred income tax asset

                                                                                                         CHANGE
                                                                                                       ------------

         Total deferred tax assets                                                                     $    55,458
         Total deferred tax liabilities                                                                    (48,495)
                                                                                                       ------------
         Change in net deferred income tax                                                                   6,963

         Tax effect of deferred tax asset/deferred tax liability on unrealized capital gains (losses)      106,479
         Tax effect of deferred tax asset on liability for pension benefits                                 (1,222)
                                                                                                       ------------
         Change in net deferred tax as reported in surplus                                                 112,220
         Tax effect of deferred tax asset on statutory goodwill                                               (323)
         Tax effect of other surplus adjustment                                                             (2,871)
         Tax effect of statutory reserve surplus adjustment on deferred tax asset                            9,145
                                                                                                       ------------
         Change in net deferred income tax asset                                                       $   118,171
                                                                                                       ============

         As of December 31, 2019, the Company had no net operating loss carryforwards, capital loss carryforwards or tax credit carryforwards.
         Total capital income taxes incurred in the current and prior years of
         $50,366 are available for recovery in the event of future net losses.

         No aggregate deposits were reported as admitted assets under Section
         6603 of the IRS Code as of December 31, 2019.

         A reconciliation of the beginning and ending balances of unrecognized tax benefits are as follows:

                                                                                                                    2019     2018
                                                                                                                  --------  --------

        Balance at beginning of year                                                                              $ 3,604   $ 4,221
        Additions based on tax positions related to current year                                                      300       216
        Additions (reductions) for tax positions of prior years                                                      (920)     (833)
                                                                                                                  --------  --------
          Balance at end of year                                                                                  $ 2,984   $ 3,604
                                                                                                                  ========  ========

         Included in the balance of unrecognized tax benefits at December 31,
         2019 are potential benefits of $2,984 that, if recognized, would affect the effective tax rate on income from operations.

         As of December 31, 2019, accrued interest and penalties of $188 are recorded as current income tax liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and $19 is recognized as a current income tax benefit on the statutory statements of operations.

         At December 31, 2019, the Company does not expect a significant increase in tax contingencies within the next 12 months.

         On December 22, 2017, H.R. 1 (the "Tax Cuts and Jobs Act " or "New Tax
         Law") was signed into law. The New Tax Law, which is generally effective on January 1, 2018, provides for a reduction in the top corporate tax rate from 35 percent to 21 percent (enacted rate), provides new rules prohibiting carrybacks of life insurance company operating losses for losses incurred after 2017, changes insurance company reserving

  47

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

       and many other insurance company tax accounting rules, and includes other provisions that will have a substantial impact on all forms of taxable and non-taxable entities alike.

       The NAIC's Statement of Statutory Accounting Principle No. 101 - Income
       Taxes (SSAP No. 101) requires companies to recognize the effect of tax law changes in the period of enactment by re-measuring deferred tax assets and liabilities to the enacted rate. Recognizing the limited time companies had to react to the complex provisions of the New Tax Law, the
       NAIC's Statutory Accounting Principles (E) Working Group issued
       Interpretation 18-01: Updated Tax Estimates under the Tax Cuts and Jobs
       Act (INT 18-01), which provides guidance on accounting for the tax effects of the New Tax Law. INT 18-01 provides a measurement period that should not extend beyond one year from the New Tax Law enactment date for companies to complete the accounting under SSAP No. 101. In accordance with SSAP No. 101, a company must reflect the income tax effects of those aspects of the New Tax Law for which the accounting under SSAP No. 101 is complete. To the extent that a company's accounting for certain income tax effects of the New Tax Law is incomplete, but it is able to determine a reasonable estimate, it must record a provisional estimate in the financial statements. If a company cannot determine a provisional estimate to be included in the financial statements, it should continue to apply SSAP No. 101 on the basis of the provisions of the tax laws that were in effect immediately before the enactment of the New Tax Law.

       The Company applied INT 18-01 in completing its 2017 year-end accounting, including re-measuring deferred tax assets and liabilities at December 22, 2017. Any subsequent adjustments during the 12-month measurement period were included in surplus in 2018. The re-measurement under the New Tax Law and guidance in INT 18-01 resulted in a net provisional increase to statutory deferred income tax expense of
       $98,159, of which $(48,980) was reflected in the change in unrealized capital gains and $16,876 was reflected in the change in non-admitted
       DTAs for the year ended December 31, 2017.

       A provisional amount of $43,029 at December 31, 2017 increased the tax reserve deferred tax asset from policyholder liabilities and an identical amount increased the eight-year-spread deferred tax liability on policyholder liabilities. The provisional amount was computed using estimated methods and was completed in 2018 upon the production of the final seriatim tax reserves that reflect the New Tax Law requirements, which was immaterial. Additionally, the Company had other provisionally determined amounts that were immaterial.

       The Company also had other undetermined items that the Company had not been able to fully assess as of December 31, 2017, and as a result had not recognized any provisional impact. The impact of finalizing these items in 2018 was immaterial.

       All tax years through 2014 are closed. An amended 2015 tax return was filed late in 2018. 2016 and 2017 tax return adjustments were submitted to the IRS in late 2019 in connection with a limited scope audit of the
       2015 amended tax return. The Company believes that any additional taxes assessed or refunded as a result of a potential examination of the amended return will not have a material impact on its financial position. The IRS has not stated its intention to audit MMC's 2016,
       2017, or 2018 consolidated tax returns beyond the return adjustments submitted.

  48

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(9)   RELATED PARTY TRANSACTIONS

       The Company has investment advisory agreements with an affiliate,
       Securian AM. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $31,830, $27,095 and $25,034 in
       2019, 2018 and 2017, respectively. As of December 31, 2019 and 2018, the amount due to Securian AM under these agreements was $13,530 and
       $11,624, respectively.

       The Company also has an agreement with SFS, an affiliated broker-dealer.
       Under this agreement, SFS is the distributor of the Company's fixed and variable annuity, variable life and certain life and certain life and annuity indexed products. Fees paid by the Company for the performance of compliance functions for these products totaled $1,304, $1,152 and
       $1,200 for the years ended December 31, 2019, 2018 and 2017, respectively. The Company also recognized commission expense of $90,644,
       $95,955 and $93,911 for the years ended December 31, 2019, 2018 and
       2017, respectively. The Company recognized commissions payable to SFS in the amounts of $2,067 and $1,943 at December 31, 2019 and 2018, respectively.

       Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated
       Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are
       transferred to the Company. For the years ended December 31, 2019, 2018 and 2017, the amounts transferred were $16,545, $16,577 and $15,872, respectively and is included in other income in the statements of operations.

       The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, employee compensation, advertising and promotion, and other administrative expenses, which the
       Company incurs on behalf of its affiliates. At December 31, 2019 and
       2018, the amount payable to the Company was $15,586 and $16,428, respectively. The amount of expenses incurred by and reimbursed to the
       Company for the years ended December 31, 2019, 2018 and 2017 were
       $157,375, $116,194 and $130,322, respectively. In addition, the Company has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the year ended
       December 31, 2019, 2018 and 2017 was $14,728, $2,605 and $18,730,
       respectively, and the amount payable to SFG at December 31, 2019 and
       2018 was $15,497 and $5,706, respectively. Settlements are made quarterly.

       Prior to November 29, 2017, the Company had a long-term lease arrangement with an affiliated company, Capital City Property
       Management, Inc. See note 16 Leases for related details.

       The Company has two group variable universal life policies with SFG. The
       Company received premiums of $7,600, $8,640 and $7,664 in 2019, 2018 and
       2017, respectively, for these policies. No claims were paid during 2019.
       The Company paid claims totaling $1,741 in 2018. No claims were paid during 2017. As of December 31, 2019 and 2018, reserves held under these policies were $88,296 and $71,518, respectively.

       Allied provides its customers with certain insurance coverage that is underwritten by the Company. The Company paid commissions related to these policies in the amount of $11,544, $10,844 and $11,412 in 2019,
       2018 and 2017, respectively.

       CRI Securities, LLC, an affiliated broker-dealer, received commission payments from the Company for certain variable life products sold by registered representatives in the amount of $3,081, $3,514 and $3,828 in
       2019, 2018 and 2017, respectively.

  49

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(9)   RELATED PARTY TRANSACTIONS (CONTINUED)

         The Company had agreements with an affiliate, PFC, which included bonds and short-term investments for the funding of PFC operations.
         For the year ended December 31, 2017, the amount of interest income recognized was $2,562.

         The Company has an agreement with Securian Life, whereby the Company may issue an individual life policy to certain individuals converting from a group life insurance policy issued by Securian Life or Securian
         Life may issue an individual life policy to certain individuals converting from a group life insurance policy issued by the Company.
         Upon issuance of the individual life policy, the Company either receives from or pays to Securian Life a conversion charge. For the years ended December 31, 2019, 2018 and 2017, the Company recognized
         $1,063, $5,128 and $5,521, respectively of net income from conversions. The amount receivable from Securian Life at December 31,
         2019 and 2018 was $351 and $4,383, respectively. These amounts are settled quarterly.

         The Company has an agreement with Securian Life, whereby Securian Life assigns the rights to its profit commission from unrelated third party reinsurers based on its underlying mortality experience to the Company in exchange for a fixed percentage allowance based on the premium reinsured. Under this agreement, which is settled quarterly, the
         Company recognized expenses of $11,533, $12,860 and $10,277 recorded in general insurance expenses and taxes on the statement of operations for the years ended December 31, 2019, 2018 and 2017, respectively, and the amount (receivable from) payable to Securian Life at December
         31, 2019 and 2018 was $857 and $3,314, respectively. Depending on
         Securian Life's mortality experience in any given year, the fixed percentage allowance paid by the Company can be favorable or unfavorable in relation to the profit commission Securian Life has forgone from the unrelated third party reinsurer and assigned to the
         Company.

         The Company sells a percentage of ownership of newly originated mortgage loans to Securian Life. For the years ended December 31, 2019 and 2018, the Company sold $25,100 and $40,200, respectively, of mortgage loans to Securian Life.

         The Company has a reinsurance agreement with Securian Life, whereby the Company assumes certain Group business from Securian Life.
         Activity is settled quarterly. As of December 31, the Company recognized the following amounts on the statutory statements of admitted assets, liabilities and capital and surplus related to this agreement with Securian Life:

                                                                                                                 2019        2018
                                                                                                              ----------  ----------

         Admitted assets:
           Premiums deferred and uncollected                                                                  $  118,409  $  103,648
                                                                                                              ----------  ----------
             Total assets                                                                                     $  118,409  $  103,648
                                                                                                              ==========  ==========
         Liabilities
           Policy reserves:
             Life insurance                                                                                   $   73,891  $   60,283
             Accident and health                                                                                   1,400       1,031
             Policy claims in process of settlement                                                              184,625     164,107
             Other policy liabilities                                                                                445         127
             Accrued commissions and expenses                                                                      9,687       8,471
                                                                                                              ----------  ----------
              Total liabilities                                                                               $  270,048  $  234,019
                                                                                                              ==========  ==========

  50

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(9)   RELATED PARTY TRANSACTIONS (CONTINUED)

         For the years ending December 31, the Company recognized activity related to this agreement within the following line items of the statutory statements of operations:

                                                                                                      2019       2018       2017
                                                                                                   ----------  ---------  ---------

        Revenues:
          Premiums                                                                                 $  702,167  $ 637,616  $ 564,737
                                                                                                   ----------  ---------  ---------
           Total revenues                                                                             702,167    637,616    564,737

        Benefits and expenses:
          Policyholder benefits                                                                       593,333    562,402    483,995
          Commission expense                                                                           57,929     56,184     49,780
                                                                                                   ----------  ---------  ---------
           Total benefits and expenses                                                                651,262    618,586    533,775
                                                                                                   ----------  ---------  ---------
             Net income (loss)                                                                     $   50,905  $  19,030  $  30,962
                                                                                                   ==========  =========  =========

(10)     LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT
         EXPENSES

         Activity in the liability for unpaid accident and health claims and claim adjustment expenses, which is included within accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus, is summarized as follows:

                                                                                                   2019         2018        2017
                                                                                                -----------  ----------  -----------

         Balance at January 1                                                                   $  600,802   $  613,399   $  550,728
           Less: reinsurance recoverable                                                           493,136      526,764      469,933
                                                                                                -----------  ----------  -----------
         Net balance at January 1                                                                  107,666       86,635       80,795
         Incurred related to:
           Current year                                                                            154,762      119,526       96,215
           Prior years                                                                             (15,049)       7,564        6,307
                                                                                                -----------  ----------  -----------
         Total incurred                                                                            139,713      127,090      102,522
                                                                                                -----------  ----------  -----------
         Paid related to:
           Current year                                                                             74,252       51,180       49,196
           Prior years                                                                              52,511       54,879       47,486
                                                                                                -----------  ----------  -----------
         Total paid                                                                                126,763      106,059       96,682
                                                                                                -----------  ----------  -----------
         Net balance at December 31                                                                120,616      107,666       86,635
           Plus: reinsurance recoverable                                                           518,958      493,136      526,764
                                                                                                -----------  ----------  -----------
         Balance at December 31                                                                 $  639,574   $  600,802   $  613,399
                                                                                                ===========  ==========  ===========

         The liability for unpaid accident and health claim adjustment expenses as of December 31, 2019 and 2018 was $3,337 and $2,766, respectively, and is included in the table above.

         As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred increased (decreased) $(15,049), $7,564, $6,307 in 2019, 2018 and
         2017, respectively. The changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim adjustment expenses.

  51

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(10)  LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT
      EXPENSES (CONTINUED)

        The Company incurred $4,578 and paid $4,007 of claim adjustment expenses in the current year, of which $1,288 of the paid amount was attributable to insured and covered events of prior years.

(11)    BUSINESS COMBINATIONS AND GOODWILL

        Aggregate goodwill related to acquisitions made in prior years was
        $31,104 and $37,325 as of December 31, 2019 and 2018, respectively, and is included in other invested assets on the statutory statements of assets, liabilities and capital and surplus. Goodwill amortization was
        $6,221, $6,384 and $6,400 for the year ended December 31, 2019, 2018 and 2017, respectively.

(12)    PENSION PLANS AND OTHER RETIREMENT PLANS

        Pension and Other Postretirement Plans
        ----------------------------------------

        The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation.

        The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

        The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                                                          PENSION BENEFITS        OTHER BENEFITS
                                                                                        ----------------------  --------------------
                                                                                          2019         2018       2019       2018
                                                                                        ----------  ----------  ---------  ---------

        Change in benefit obligation:
        Benefit obligation at beginning of year                                         $  43,688    $ 48,093   $  4,493   $  4,951
        Service cost                                                                           --          --        157        172
        Interest cost                                                                       2,033       1,982        182        169
        Actuarial loss (gain)                                                               4,858      (4,112)       306       (343)
        Benefits paid                                                                      (2,543)     (2,275)      (207)      (456)
                                                                                        ----------  ----------  ---------  ---------
        Benefit obligation at end of year                                               $  48,036    $ 43,688   $  4,931   $  4,493
                                                                                        ==========  ==========  =========  =========
        Change in plan assets:
        Fair value of plan assets at beginning of year                                  $  47,134    $ 45,519   $     --   $     --
        Actual return on plan assets                                                        1,609       1,608         --         --
        Employer contribution                                                               2,550       2,282        207        456
        Benefits paid                                                                      (2,543)     (2,275)      (207)      (456)
                                                                                        ----------  ----------  ---------  ---------
        Fair value of plan assets at end of year                                        $  48,750    $ 47,134   $     --   $     --
                                                                                        ==========  ==========  =========  =========

        Funded status                                                                   $     714    $  3,446   $ (4,931)  $ (4,493)

        Assets:
        Prepaid plans assets                                                            $  11,676    $  9,592   $     --   $     --
        Overfunded plan assets                                                            (10,962)     (6,146)        --         --
                                                                                        ----------  ----------  ---------  ---------
          Total assets                                                                        714       3,446         --         --

  52

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(12)  PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

                                                                                                PENSION BENEFITS
                                                                                             ----------------------
                                                                                               2019         2018
                                                                                             ----------   ---------

        Liabilities recognized:
        Accrued benefit costs                                                                $      --    $     --
        Liability for benefits                                                                      --          --
                                                                                             ----------   ---------
        Total liabilities recognized                                                         $      --    $     --
                                                                                             ==========   =========

        Unrecognized liabilities                                                             $    (714)   $(3,446)

        Weighted average assumptions used to determine benefit obligations:
        Discount rate                                                                            3.29%       4.34%
        Rate of compensation increase                                                            0.00%       0.00%

        Weighted average assumptions used to determine net periodic benefit costs:
        Expected long-term return on plan assets                                                 3.75%       3.75%
        Discount rate                                                                            4.34%       3.66%

        Components of net periodic benefit costs:
        Service cost                                                                         $      --    $     --
        Interest cost                                                                            2,033       1,982
        Expected return on plan assets                                                          (1,767)     (1,707)
        Amount of prior service cost recognized                                                     --          --
        Amount of recognized actuarial loss (gain)                                                 201         857
                                                                                             ----------   ---------
        Net periodic benefit cost                                                            $     467    $  1,132
                                                                                             ==========   =========
        Amounts in unassigned surplus recognized as components of net periodic benefit costs:
        Items not yet recognized as a component of net periodic benefit cost - prior year    $   6,146    $ 11,016
        Net prior service (cost) credit recognized                                                  --          --
        Net (gain) loss arising during the period                                                5,017      (4,013)
        Net gain (loss) recognized                                                                (201)       (857)
                                                                                             ----------   ---------
        Items not yet recognized as a component of net periodic benefit cost - current year  $  10,962    $  6,146
                                                                                             ==========   =========
        Amounts in unassigned surplus expected to be recognized in the next fiscal year as components of net periodic benefit cost:
        Net prior service cost (credit)                                                      $      --    $     --
        Net recognized (gains) losses                                                              870         205

        Accumulated benefit obligation                                                       $  48,036    $ 43,688

                                                                                                OTHER BENEFITS
                                                                                             --------------------
                                                                                               2019       2018
                                                                                             ---------  ---------

        Liabilities recognized:
        Accrued benefit costs                                                                $  8,163   $  8,729
        Liability for benefits                                                                 (3,232)    (4,236)
                                                                                             ---------  ---------
        Total liabilities recognized                                                         $  4,931   $  4,493
                                                                                             =========  =========

        Unrecognized liabilities                                                             $ (3,232)  $ (4,236)

        Weighted average assumptions used to determine benefit obligations:
        Discount rate                                                                           3.32%      4.34%
        Rate of compensation increase                                                           0.00%      0.00%

        Weighted average assumptions used to determine net periodic benefit costs:
        Expected long-term return on plan assets                                                   --         --
        Discount rate                                                                           4.34%      3.66%

        Components of net periodic benefit costs:
        Service cost                                                                         $    157   $    172
        Interest cost                                                                             182        169
        Expected return on plan assets                                                             --         --
        Amount of prior service cost recognized                                                  (478)      (478)
        Amount of recognized actuarial loss (gain)                                               (220)      (205)
                                                                                             ---------  ---------
        Net periodic benefit cost                                                            $   (359)  $   (342)
                                                                                             =========  =========
        Amounts in unassigned surplus recognized as components of net periodic benefit costs:
        Items not yet recognized as a component of net periodic benefit cost - prior year    $ (4,236)  $ (4,576)
        Net prior service (cost) credit recognized                                                478        478
        Net (gain) loss arising during the period                                                 306       (343)
        Net gain (loss) recognized                                                                220        205
                                                                                             ---------  ---------
        Items not yet recognized as a component of net periodic benefit cost - current year  $ (3,232)  $ (4,236)
                                                                                             =========  =========
        Amounts in unassigned surplus expected to be recognized in the next fiscal year as components of net periodic benefit cost:
        Net prior service cost (credit)                                                      $   (478)  $   (478)
        Net recognized (gains) losses                                                            (151)      (202)

        Accumulated benefit obligation                                                       $  4,931   $  4,493

         The Company updated its assumptions as of December 31, 2019 and
         December 31, 2018 with respect to its pension and postretirement benefit obligations after a review of plan experience. The impacts related to assumption changes are a component of the net actuarial gain (loss).

  53

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(12)  PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

       Estimated future benefit payments for pension and other postretirement benefits:

                                                                                                             PENSION     OTHER
                                                                                                            BENEFITS   BENEFITS
                                                                                                            --------   --------

       2020                                                                                                  $ 2,771    $  266
       2021                                                                                                    2,792       277
       2022                                                                                                    2,865       293
       2023                                                                                                    3,012       296
       2024                                                                                                    2,990       293
       2025 - 2029                                                                                            14,737     1,499

       For measurement purposes, a 6.20% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2019. The rate was assumed to decrease gradually to 4.00% for 2075 and remain at that level thereafter.

       The assumptions presented herein are based on pertinent information available to management as of December 31, 2019 and 2018. Actual results could differ from those estimates and assumptions

       Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

       The Company's non-contributory defined benefit plan's assets were allocated 100% to the insurance company general account at both December
       31, 2019 and 2018. The insurance company general account represents assets held with the general account of the Company. These assets principally consist of bonds, commercial mortgage loans and common stocks.

       In accordance with authoritative accounting guidance, the Company groups pension and other postretirement plans financial assets and financial liabilities into a three-level hierarchy for valuation techniques used to measure their fair value based on whether the valuation inputs are observable or unobservable. Refer to note 4 Fair Value of Financial
       Instruments for further discussion on these levels.

       The following tables summarize the Company's pension benefit plans'
       financial assets measured at fair value:

       DECEMBER 31, 2019                                                                LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
       ------------------------------------------------------------------------------   -------   -------   --------  --------

       Insurance company general account                                                  $--       $--     $48,750   $ 48,750

       DECEMBER 31, 2018                                                                LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
       ------------------------------------------------------------------------------   -------   -------   --------  --------

       Insurance company general account                                                  $--       $--     $47,134   $ 47,134

       INSURANCE COMPANY GENERAL ACCOUNT

       Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

  54

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(12)  PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

       Profit Sharing Plans
       -------------

       The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rate and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2019, 2018 and 2017 of $1,460, $1,351 and $1,426, respectively.

(13)   CAPITAL AND SURPLUS AND DIVIDENDS

       During the year ended December 31, 2018, the Company declared and paid dividends to SFG consisting of common stocks in the amount of $9,647.
       During the year ended December 31, 2017, the Company declared and paid dividends to SFG consisting of cash in the amount of $185,142, and common stocks in the amount of $3,563.

       Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Minnesota Department of Commerce. Based on these limitations and 2019 statutory results, the maximum amount available for the payment of dividends during 2020 by Minnesota Life
       Insurance Company without prior regulatory approval is $314,887.

       For the year ended December 31, 2019, there were no capital contributions from SFG to the Company. For the year ended December 31,
       2018, the Company received capital contributions from SFG consisting of cash in the amount of $11,500 and common stock in the amount of $8,507.
       During 2017, the Company received a capital contribution consisting of real estate, net of deferred taxes and outstanding debt, in the amount of $17,841 from SFG.

       Other than noted above, there are no restrictions placed on the
       Company's unassigned surplus, including for whom the surplus is being held.

       The Company is required to meet certain minimum risk-based capital (RBC)
       requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company exceeded the minimum RBC requirements for the years ended December 31, 2019 and 2018.

(14)   REINSURANCE

       In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible. At December 31, 2019 and 2018, policy reserves are reflected net of reinsurance ceded of $1,344,783 and $1,443,151, respectively.

  55

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(14)  REINSURANCE (CONTINUED)

        Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

        The effect of reinsurance on premiums and annuity considerations for the years ended December 31 was as follows:

                                                                                                2019          2018         2017
                                                                                             ----------   ------------  ----------

        Direct premiums and annuity considerations                                           $8,882,759   $ 7,617,352   $7,734,636
        Reinsurance assumed                                                                     728,074       662,543      589,467
        Reinsurance ceded                                                                     (988,690)      (733,257)   (737,458)
                                                                                             ----------   ------------  ----------
         Total premiums and annuity considerations                                           $8,622,143   $ 7,546,638   $7,586,645
                                                                                             ==========   ============  ==========

        The Company has a reinsurance agreement with Securian Life as discussed in detail in note 9 Related Party Transactions which is included in the reinsurance assumed information above.

        Reinsurance recoveries on ceded reinsurance contracts were $739,150,
        $569,139 and $529,556 during 2019, 2018 and 2017, respectively.

        As of December 31, 2019, the Company owned in excess of 10% or controlled either directly or indirectly the following reinsurers:

        COMPANY REPRESENTATIVE                                         REINSURER
        ------------------------------------------------------------   -------------------------------------------------------------

        Agent of the Company                                           Argent Reinsurance, LTD
        Agent of the Company                                           Futural Life Insurance Company
        Agent of the Company                                           WFI Reinsurance, LTD
        Agent of the Company                                           Atlantic Security Life Insurance Company, LTD
        Administrative representative of the Company                   Southwest Business Corporation

(15)    COMMITMENTS AND CONTINGENCIES

        The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on operations or the financial position of the Company.

        In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies
        (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

        The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2019 and 2018, these securities were reported at $0 and $36,901, respectively.

  56

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(15)  COMMITMENTS AND CONTINGENCIES (CONTINUED)

       The Company has long-term commitments to fund alternative investments and real estate investments totaling $503,962 as of December 31, 2019.
       The Company estimates that $202,000 of these commitments will be invested in 2020, with the remaining $301,962 invested over the next four years.

       As of December 31, 2019, the Company had committed to originate mortgage loans totaling $349,355 but had not completed the originations.

       As of December 31, 2019, the Company had committed to purchase bonds totaling $59,636 but had not completed the purchase transactions.

       The Company has a 100% coinsurance agreement for its individual disability line. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2019 and 2018, the assets held in trust were $536,034 and $567,327, respectively. These assets are not reflected in the accompanying statements of admitted assets, liabilities and capital and surplus.

       In connection with the dissolution of MIMLIC Life Insurance Company, the
       Company has agreed to guarantee all obligations and liabilities of
       MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

       The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2019
       and 2018, this liability was $565 and $996, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $3,665 and
       $3,847 as of December 31, 2019 and 2018, respectively. These assets are being amortized over a five-year period.

(16)   LEASES

       Prior to November 29, 2017, the Company had a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for building space in downtown St. Paul. Lease expense, net of sub-lease income, for the year ended December 31, 2017 was $7,499. The Company leases space in downtown St. Paul to unaffiliated companies. Commitments to the Company from these agreements are as follows: 2020, $1,493; 2021,
       $1,164; 2022, $834; 2023, $630; 2024, $441. Income from these leases was
       $3,200, $3,754 and $2,189 for the years ended December 31, 2019, 2018 and 2017, respectively and is reported in net investment income on the statutory statements of operations.

(17)   BORROWED MONEY

       The Company has entered into a membership agreement with the Federal
       Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. As of December 31, 2019, the Company had entered into agreements with face amount and carrying value totaling $95,000, which are recorded in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus

  57

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(17)  BORROWED MONEY (CONTINUED)

       and are not subject to prepayment penalties. The outstanding borrowings at December 31, 2019 have a maturity of three and seven years with principal due at those times. Interest rates are determined at the reset date and ranged from 2.64% to 3.18% during 2019. The Company paid
       $3,248, $5,364 and $4,110 in interest in 2019, 2018 and 2017, respectively, and accrued interest of $174 and $781 at December 31, 2019 and 2018, respectively, which are recorded in other liabilities and accrued commissions and expenses, respectively on the statutory statements of admitted assets, liabilities and capital and surplus.
       During 2019 and 2018, the maximum amount borrowed from the FHLB was
       $145,000 and $350,000, respectively.

       The Company pledged $900,538 of bonds as collateral for FHLB borrowings as of December 31, 2019. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $715,766 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The maximum amount of collateral pledged to the FHLB during
       2019 and 2018 was $912,889 and $925,924, respectively.

       As of December 31, 2019 and 2018, the Company held FHLB Class A membership stock of $10,000. The FHLB activity stock was $3,800 and
       $5,800 at December 31, 2019 and 2018, respectively. The FHLB stock is carried at cost and is recorded in common stocks on the statutory statements of admitted assets, liabilities and capital and surplus.

(18)   SURPLUS NOTES

       In September 1995, the Company issued surplus notes with a face value of
       $125,000, at 8.25%, due in September 2025. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1993, underwritten by
       Goldman, Sachs & Co. and CS First Boston, and are administered by the
       Company as registrar/paying agent. At December 31, 2019 and 2018, the balance of the surplus notes was $118,000.

       The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the
       Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce. The accrued interest was $2,832 as of December 31, 2019 and 2018. The interest paid in 2019, 2018 and 2017 was $9,735. The total accumulated interest paid over the life of the note as of December 31, 2019 was $247,869. Interest is included in net investment income in the statutory statements of operations.

(19)   RETROSPECTIVELY RATED CONTRACTS

       The Company estimates accrued retrospective premium adjustments for its group life and accident and health insurance business through a mathematical approach using an algorithm of the financial agreements in place with clients.

       The amount of net premiums written by the Company at December 31, 2019 that are subject to retrospective rating features was $555,093 which represented 31.8% of the total net premiums written for group life and accident and health. No other net premiums written by the Company are subject to retrospective rating features.

  58

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(20)  ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL
      CHARACTERISTICS

        INDIVIDUAL ANNUITIES

                                                                                SEPARATE       SEPARATE
                                                                                 ACCOUNT        ACCOUNT
                                                                  GENERAL         WITH           NON-                         % OF
        AS OF DECEMBER 31, 2019                                   ACCOUNT      GUARANTEES     GUARANTEED         TOTAL        TOTAL
        ----------------------------------------------------   ------------   ------------   -------------   ------------    -------

        Subject to discretionary withdrawal:
          With market value adjustment                         $    639,463    $  540,267    $          --   $  1,179,730     12.6%
          At book value less current surrender charges
            of 5% or more                                           491,378            --               --        491,378      5.3%
          At fair value                                                  --        28,948        6,003,399      6,032,347     64.6%
                                                               ------------   ------------   -------------   ------------    -------
            Total with market value adjustment or at fair
             Value                                                1,130,841       569,215        6,003,399      7,703,455     82.5%
          At book value without adjustment                          810,873            --               --        810,873      8.7%
        Not subject to discretionary withdrawal                     791,588        19,731           13,617        824,936      8.8%
                                                               ------------   ------------   -------------   ------------    -------
            Total                                              $  2,733,302    $  588,946    $   6,017,016   $  9,339,264    100.0%
                                                               ============   ============   =============   ============    =======
        Amount included at book value less current
          surrender charges of 5% or more that will move
          to at book value without adjustment in the year
          after the report date                                $     38,241    $       --    $          --   $     38,241

        GROUP ANNUITIES

                                                                                SEPARATE       SEPARATE
                                                                                 ACCOUNT        ACCOUNT
                                                                  GENERAL         WITH           NON-                         % OF
        AS OF DECEMBER 31, 2019                                   ACCOUNT      GUARANTEES     GUARANTEED         TOTAL        TOTAL
        ----------------------------------------------------   ------------   ------------   -------------   ------------    -------

        Subject to discretionary withdrawal:
          With market value adjustment                         $  2,903,615    $       --    $          --   $  2,903,615     11.4%
          At book value less current surrender charges
            of 5% or more                                                --            --               --             --      0.0%
          At fair value                                                  --            --       19,481,974     19,481,974     76.6%
                                                               ------------   ------------   -------------   ------------    -------
            Total with market value adjustment or at fair
             Value                                                2,903,615            --       19,481,974     22,385,589     88.0%
          At book value without adjustment                           12,234            --               --         12,234      0.0%
        Not subject to discretionary withdrawal                   3,043,130            --               --      3,043,130     12.0%
                                                               ------------   ------------   -------------   ------------    -------
            Total                                              $  5,958,979    $       --    $  19,481,974   $ 25,440,953    100.0%
                                                               ============   ============   =============   ============    =======
        Amount included at book value less current
          surrender charges of 5% or more that will move
          to at book value without adjustment in the year
          after the report date                                $         --    $       --    $          --   $         --

  59

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(20)  ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL
      CHARACTERISTICS (CONTINUED)

        DEPOSIT TYPE CONTRACTS

                                                                                SEPARATE       SEPARATE
                                                                                 ACCOUNT        ACCOUNT
                                                                  GENERAL         WITH           NON-                         % OF
        AS OF DECEMBER 31, 2019                                   ACCOUNT      GUARANTEES     GUARANTEED         TOTAL        TOTAL
        ----------------------------------------------------  -------------   ------------  --------------  -------------    -------

        Subject to discretionary withdrawal:
          With market value adjustment                         $         --    $       --    $          --   $         --      0.0%
          At book value less current surrender charges
            of 5% or more                                                --            --               --             --      0.0%
          At fair value                                                  --            --               --             --      0.0%
                                                              -------------   ------------  --------------  -------------    -------
            Total with market value adjustment or at fair
             Value                                                       --            --               --             --      0.0%
          At book value without adjustment                        1,034,865            --               --      1,034,865     65.5%
        Not subject to discretionary withdrawal                     544,009            --               --        544,009     34.5%
                                                              -------------   ------------  --------------  -------------    -------
            Total                                              $  1,578,874    $       --    $          --   $  1,578,874    100.0%
                                                              =============   ============  ==============  =============    =======
        Amount included at book value less current
          surrender charges of 5% or more that will move
          to at book value without adjustment in the year
          after the report date                                $         --    $       --    $          --   $         --

        As of December 31, 2019:

                                                                                                                          AMOUNT
                                                                                                                       ------------

        Life and Accident and Health Annual Statement:
          Annuities                                                                                                    $  8,690,417
          Supplementary contracts with life contingencies                                                                     7,118
          Deposit-type contracts                                                                                          1,573,620
                                                                                                                       ------------
           Total reported on Life and Accident and Health Annual Statement                                               10,271,155
                                                                                                                       ------------
        Annual Statement of the Separate Accounts:
          Exhibit 3 line 0299999, column 2                                                                               26,087,936
                                                                                                                       ------------
           Total reported on the Annual Statement of the Separate Accounts                                               26,087,936
                                                                                                                       ------------
             Combined total                                                                                            $ 36,359,091
                                                                                                                       ============

  60

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(21)  ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

                                                                                                      SEPARATE ACCOUNT -
                                                            GENERAL ACCOUNT                      GUARANTEED AND NON-GUARANTEED
                                              ------------------------------------------  -----------------------------------------
                                                 ACCOUNT         CASH                        ACCOUNT        CASH
        DECEMBER 31, 2019                         VALUE          VALUE         RESERVE        VALUE         VALUE          RESERVE
        ------------------------------------  ------------   ------------   ------------  -----------    -----------    -----------

        Subject to discretionary withdrawal,
          surrender values or policy loans:
          Term policies with cash value       $         --   $        --    $         --  $        --    $        --    $        --
          Universal life                         1,040,025     1,102,080       1,175,061           --             --             --
          Universal life with secondary
            guarantees                             208,376       173,722         486,795           --             --             --
          Indexed universal life                 5,474,783     4,977,061       5,335,316           --             --             --
          Indexed universal life with
            secondary guarantees                   948,713       835,706       1,241,490           --             --             --
          Indexed life                                  --            --              --           --             --             --
          Other permanent cash value life
            Insurance                            1,115,834     1,049,365       1,121,720           --             --             --
          Variable life                            400,004       703,122         620,116    2,924,964      2,517,576      2,849,441
          Variable universal life                   61,453        61,453          61,453      467,400        467,400        467,400
          Miscellaneous reserves                   239,047            --         239,047           --             --             --
        Not subject to discretionary
          withdrawal or no cash values:
          Term policies without cash value              --            --       1,030,433           --             --             --
          Accidental death benefits                     --            --              34           --             --             --
          Disability - active lives                     --            --          23,858           --             --             --
          Disability - disabled lives                   --            --         437,528           --             --             --
          Miscellaneous reserves                        --            --         683,479           --             --             --
                                              ------------   ------------   ------------  -----------    -----------    -----------
            Total                                9,488,235     8,902,509      12,456,330    3,392,364      2,984,976      3,316,841
             Reinsurance ceded                          --            --         759,928           --             --             --
                                              ------------   ------------   ------------  -----------    -----------    -----------
               Net total                      $  9,488,235   $ 8,902,509    $ 11,696,402  $ 3,392,364    $ 2,984,976    $ 3,316,841
                                              ============   ============   ============  ===========    ===========    ===========

         As of December 31, 2019:

                                                                                                                          AMOUNT
                                                                                                                      -------------

         Life and Accident and Health Annual Statement:
          Exhibit 5, Life insurance section, total (net)                                                              $   9,059,818
          Exhibit 5, Accidental death benefits sections, total (net)                                                             34
          Exhibit 5, Disability - active lives section, total (net)                                                          23,850
          Exhibit 5, Disability - disables lives section, total (net)                                                       384,140
          Exhibit 5, Miscellaneous reserves section, total (net)                                                          2,228,560
                                                                                                                      -------------
            Subtotal                                                                                                     11,696,402
         Separate Accounts Annual Statement:
          Exhibit 3 line 0199999, column 2                                                                                3,316,841
          Exhibit 3 line 0499999, column 2                                                                                       --
          Exhibit 3 line 0599999, column 2                                                                                       --
                                                                                                                      -------------
            Subtotal                                                                                                      3,316,841
                                                                                                                      -------------
              Combined total                                                                                          $  15,013,243
                                                                                                                      =============

  61

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(22)  PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

        Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2019 were as follows:

                                                                                                                           NET OF
                                                                                                                GROSS      LOADING
                                                                                                             -----------  ----------

        Ordinary new business                                                                                $    8,897   $   5,075
        Ordinary renewal business                                                                                60,515      95,540
        Credit life                                                                                                 108         108
        Group life                                                                                                1,357       1,262
                                                                                                             -----------  ----------
          Subtotal                                                                                               70,877     101,985
           Premiums due and unpaid                                                                              162,711     152,976
           Portion of due and unpaid over 90 days                                                                  (256)       (256)
                                                                                                             -----------  ----------
          Net admitted asset                                                                                 $  233,332   $ 254,705
                                                                                                             ===========  ==========

(23)    SUBSEQUENT EVENTS

        Through April 2, 2020, the date these financial statements were issued, there were no material subsequent events that required recognition or additional disclosure in the Company's financial statements.

  62

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

                     Schedule of Selected Financial Data
                              December 31, 2019
                               (IN THOUSANDS)

Investment Income Earned:
    U.S. Government bonds                                                                                           $       15,033
    Other bonds (unaffiliated)                                                                                             666,960
    Bonds of affiliates                                                                                                         --
    Preferred stocks (unaffiliated)                                                                                          2,903
    Preferred stocks of affiliates                                                                                              --
    Common stocks (unaffiliated)                                                                                            17,955
    Common stocks of affiliates                                                                                                 --
    Mortgage loans                                                                                                         169,700
    Real estate                                                                                                             24,233
    Premium notes, policy loans and liens                                                                                   31,589
    Cash on hand and on deposit                                                                                               (153)
    Short-term investments                                                                                                   4,856
    Other invested assets                                                                                                   30,773
    Derivative instruments                                                                                                   2,003
    Aggregate write-ins for investment income                                                                                2,779
                                                                                                                    ---------------
      Gross investment income                                                                                       $      968,631
                                                                                                                    ===============
Real Estate Owned - Book Value less Encumbrances                                                                    $       59,103

Mortgage Loans - Book Value:
    Farm mortgages                                                                                                  $           --
    Residential mortgages                                                                                                       --
    Commercial mortgages                                                                                                 4,148,884
                                                                                                                    ---------------
      Total mortgage loans                                                                                          $    4,148,884
                                                                                                                    ===============

Mortgage Loans By Standing - Book Value:
    Good standing                                                                                                   $    4,147,528
    Good standing with restructured terms                                                                           $        1,356
    Interest overdue more than 90 days, not in foreclosure                                                          $           --
    Foreclosure in process                                                                                          $           --

Other Long Term Assets - Statement Value                                                                            $      816,359

Collateral Loans                                                                                                    $           --

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
    Bonds                                                                                                           $           --
    Preferred stocks                                                                                                $           --
    Common stocks                                                                                                   $      447,288

  63

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

               Schedule of Selected Financial Data (Continued)
                              December 31, 2019
                               (IN THOUSANDS)

Bonds, Short-Term Investments and Certain Cash Equivalents by Class and Maturity:
    Bonds, Short-Term Investments and Certain Cash Equivalents by Maturity - Statement Value:
      Due within one year or less                                                                                   $    1,113,254
      Over 1 year through 5 years                                                                                        4,933,061
      Over 5 years through 10 years                                                                                      6,405,500
      Over 10 years through 20 years                                                                                     2,059,065
      Over 20 years                                                                                                      3,654,990
      No maturity date                                                                                                       3,050
                                                                                                                    ---------------
        Total by maturity                                                                                           $   18,168,920
                                                                                                                    ===============
    Bonds, Short-Term Investments and Certain Cash Equivalents by NAIC designation - Statement Value:
      NAIC 1                                                                                                        $   10,803,753
      NAIC 2                                                                                                             6,773,502
      NAIC 3                                                                                                               530,214
      NAIC 4                                                                                                                56,405
      NAIC 5                                                                                                                 4,928
      NAIC 6                                                                                                                   118
                                                                                                                    ---------------
        Total by NAIC designation                                                                                   $   18,168,920
                                                                                                                    ===============

Total Bonds, Short-Term Investments and Certain Cash Equivalents Publicly Traded                                    $   13,714,974
Total Bonds, Short-Term Investments and Certain Cash Equivalents Privately Placed                                   $    4,453,946

Preferred Stocks - Statement Value                                                                                  $       64,762
Common Stocks - Market Value                                                                                        $      933,690
Short-Term Investments and Cash Equivalents - Book Value                                                            $      218,053
Options, Caps & Floors Owned - Statement Value                                                                      $      749,326
Options, Caps & Floors Written and In Force - Statement Value                                                       $     (278,233)
Collar, Swap & Forward Agreements Open - Statement Value                                                            $       86,856
Futures Contracts Open - Current Value                                                                              $           --
Cash on Deposit                                                                                                     $      (71,472)

Life Insurance In Force:
    Industrial                                                                                                      $           --
    Ordinary                                                                                                        $   83,984,770
    Credit Life                                                                                                     $    6,165,772
    Group Life                                                                                                      $  545,698,545

Amount of Accidental Death Insurance In Force Under Ordinary Policies                                               $       34,555

Life Insurance Policies with Disability Provisions in Force:
    Industrial                                                                                                      $           --
    Ordinary                                                                                                        $      207,563
    Credit Life                                                                                                     $       50,839
    Group Life                                                                                                      $  291,066,817

  64

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

               Schedule of Selected Financial Data (Continued)
                              December 31, 2019
                               (IN THOUSANDS)

Supplementary Contracts in Force:
   Ordinary - Not Involving Life Contingencies:
      Amount on Deposit                                                                                               $     124,892
      Income Payable                                                                                                  $       9,545
   Ordinary - Involving Life Contingencies:
      Income Payable                                                                                                  $         314
   Group - Not Involving Life Contingencies:
      Amount on Deposit                                                                                               $      18,327
      Income Payable                                                                                                  $          --
   Group - Involving Life Contingencies:
      Income Payable                                                                                                  $      28,647

Annuities:
   Ordinary:
      Immediate - Amount of Income Payable                                                                            $     111,846
      Deferred - Fully Paid - Account Balance                                                                         $   2,001,291
      Deferred - Not Fully Paid - Account Balance                                                                     $   6,675,779
   Group:
      Immediate - Amount of Income Payable                                                                            $     211,305
      Deferred - Fully Paid - Account Balance                                                                         $          --
      Deferred - Not Fully Paid - Account Balance                                                                     $      12,232

Accident and Health Insurance - Premiums In Force:
   Ordinary                                                                                                           $          --
   Group                                                                                                              $     500,531
   Credit                                                                                                             $      56,956

Deposit Funds and Dividend Accumulations:
   Deposit Funds - Account Balance                                                                                    $   1,371,776
   Dividend Accumulations - Account Balance                                                                           $      58,532

Claim Payments:
   Group Accident and Health:
      2019                                                                                                            $      60,496
      2018                                                                                                            $      32,209
      2017                                                                                                            $       7,331
      2016                                                                                                            $       1,879
      2015                                                                                                            $         907
      Prior                                                                                                           $       1,218
   Other Accident and Health:
      2019                                                                                                            $          15
      2018                                                                                                            $          --
      2017                                                                                                            $          --
      2016                                                                                                            $          --
      2015                                                                                                            $          --
      Prior                                                                                                           $          --
   Other Coverages that use Developmental Methods to Calculate Claims Reserves:
      2019                                                                                                            $       5,621
      2018                                                                                                            $       5,721
      2017                                                                                                            $       3,223
      2016                                                                                                            $       1,741
      2015                                                                                                            $         978
      Prior                                                                                                           $         814

See accompanying independent auditors' report.

  65

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

          Schedule of Supplemental Investment Risks Interrogatories
                              December 31, 2019
                               (IN THOUSANDS)

1.)    Total admitted assets (excluding separate accounts):                                             $26,633,182

2.)     10 Largest exposures to a single issuer/borrower/investment:

        ISSUER                                                                                            AMOUNT      PERCENTAGE
        --------------------------------------------------------------------------------------------   ------------   ----------

        FNMA - Loan Backed Securities                                                                  $   893,591          3.4%
        FHLMC - Loan Backed Securities                                                                 $   816,702          3.1%
        Securian Life Insurance Co                                                                     $   447,286          1.7%
        Goldman Sachs                                                                                  $   250,735          0.9%
        Wells Fargo                                                                                    $   246,424          0.9%
        BANK Commerical Mortgage Pass-Through                                                          $   179,842          0.7%
        Morgan Stanley                                                                                 $   145,679          0.5%
        UBS Commerical Mortgage Trust                                                                  $   133,633          0.5%
        JP Morgan                                                                                      $   130,168          0.5%
        Morgan Stanley Bank of America Trust                                                           $   125,437          0.5%

3.)     Total admitted assets held in bonds and preferred stocks by NAIC rating:

       BONDS                                           AMOUNT      PERCENTAGE     STOCKS       AMOUNT     PERCENTAGE
       -------------------------------------------   -----------   ----------   ---------    -----------  ----------

       NAIC-1                                        $10,803,753        40.6%      P/RP-1    $    17,400        0.1%
       NAIC-2                                        $ 6,773,502        25.4%      P/RP-2    $    33,348        0.1%
       NAIC-3                                        $   530,214         2.0%      P/RP-3    $    10,919        0.0%
       NAIC-4                                        $    56,405         0.2%      P/RP-4    $     3,095        0.0%
       NAIC-5                                        $     4,928         0.0%      P/RP-5    $        --        0.0%
       NAIC-6                                        $       118         0.0%      P/RP-6    $        --        0.0%

4.)     Assets held in foreign investments:

                                                                                                              AMOUNT      PERCENTAGE
                                                                                                          -------------  -----------

        Total admitted assets held in foreign investments:                                                $   1,331,389         5.0%
        Foreign-currency denominated investments of:                                                      $          --         0.0%
        Insurance liabilities denominated in that same foreign currency:                                  $          --         0.0%

5.)     Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                                          AMOUNT      PERCENTAGE
                                                                                                       -----------   -----------

        Countries rated by NAIC-1                                                                      $ 1,302,176          4.9%
        Countries rated by NAIC-2                                                                      $     4,940          0.0%
        Countries rated by NAIC-3 or below                                                             $    24,273          0.1%

  66

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

    Schedule of Supplemental Investment Risks Interrogatories (Continued)
                              December 31, 2019
                               (IN THOUSANDS)

6.)     Two largest foreign investment exposures to a single country, categorized by the country's
        NAIC sovereign rating:

                                                                                                             AMOUNT      PERCENTAGE
                                                                                                          ------------   -----------

        Countries rated by NAIC-1
           Country:                               Australia                                               $    359,591          1.4%
           Country:                               United Kingdom                                          $    343,931          1.3%
        Countries rated by NAIC-2
           Country:                               Mauritius                                               $      2,918          0.0%
           Country:                               Italy                                                   $      2,022          0.0%
        Countries rated by NAIC-3 or below
           Country:                               Guernsey                                                $     17,732          0.1%
           Country:                               Barbados                                                $      6,541          0.0%

7.)     Aggregate unhedged foreign currency exposure:

                                                                                                            AMOUNT      PERCENTAGE
                                                                                                         ------------   ----------

                                                                                                         $    68,118          0.3%

8.)     Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                                        AMOUNT      PERCENTAGE
                                                                                                     ------------   ----------

       Countries rated by NAIC-1                                                                     $     67,243         0.3%
       Countries rated by NAIC-2                                                                     $        875         0.0%
       Countries rated by NAIC-3 or below                                                            $         --         0.0%

9.)     Two largest unhedged foreign currency exposures to a single country, categorized by the
        country's NAIC sovereign rating:

                                                                                                             AMOUNT      PERCENTAGE
                                                                                                          ------------   -----------

        Countries rated by NAIC-1
           Country:                               United Kingdom                                          $     20,497          0.1%
           Country:                               France                                                  $     12,666          0.0%
        Countries rated by NAIC-2
           Country:                               Italy                                                   $        875          0.0%
           Country:                               None                                                    $         --          0.0%
        Countries rated by NAIC-3 or below
           Country:                               None                                                    $         --          0.0%
           Country:                               None                                                    $         --          0.0%

10.)    10 Largest non-sovereign foreign issues:

        ISSUER                                   NAIC RATING                                                 AMOUNT      PERCENTAGE
        ---------------------------------------  ------------------------------------------------------  -------------   -----------

        Electricite de France                    1                                                       $      55,040         0.2%
        Hofer Financial Services                 1                                                       $      50,000         0.2%
        Takeda Pharmaceutical Co                 2                                                       $      41,907         0.2%
        Ausgrid                                  2                                                       $      35,000         0.1%
        TransGrid                                2                                                       $      35,000         0.1%
        Transurban Queensland                    2                                                       $      34,166         0.1%
        Intermediate Capital Group               2                                                       $      32,800         0.1%
        CSL Limited                              1                                                       $      30,000         0.1%
        Port of Melbourne                        2                                                       $      30,000         0.1%
        Diageo Capital PLC                       1                                                       $      28,744         0.1%

  67

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

    Schedule of Supplemental Investment Risks Interrogatories (Continued)
                              December 31, 2019
                               (IN THOUSANDS)

11.)    There were no admitted assets held in Canadian investments and unhedged
        Canadian currency exposures that exceeded 2.5% of the Company's total admitted assets.

12.)    There were no admitted assets held in investments with contractual sales restrictions exposures that exceeded 2.5% of the Company's total admitted assets.

13.)    Admitted assets held in the largest 10 equity interests:

        ISSUER                                                                                            AMOUNT      PERCENTAGE
        --------------------------------------------------------------------------------------------   ------------   ----------

        Securian Life Insurance Co                                                                     $    447,286         1.7%
        Securian Asset Management Mutual Funds                                                         $     74,477         0.3%
        iShares Mutual Funds                                                                           $     68,947         0.3%
        Charles River Funds                                                                            $     32,171         0.1%
        AEA Funds                                                                                      $     32,002         0.1%
        Genstar Funds                                                                                  $     29,332         0.1%
        Draper Fisher Jurvetson Funds                                                                  $     26,449         0.1%
        Varde Funds                                                                                    $     24,656         0.1%
        First Reserve Funds                                                                            $     23,551         0.1%
        Maveron Funds                                                                                  $     18,357         0.1%

14.)    Admitted assets held in nonaffiliated, privately place equities:

                                                                                                              AMOUNT      PERCENTAGE
                                                                                                          -------------  -----------

        Aggregate statement value of investments held in nonaffiliated privately placed equities          $     718,025         2.7%

        3 Largest investments held in nonaffiliated, privately placed equities

                                                                                                        AMOUNT     PERCENTAGE
                                                                                                     -----------   -----------

       Charles River Funds                                                                           $    32,171         0.1%
       AEA Funds                                                                                     $    32,002         0.1%
       Genstar Funds                                                                                 $    29,332         0.1%

15.)    There were no admitted assets held in general partnership interests that exceeded 2.5% of the Company's total admitted assets.

  68

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

    Schedule of Supplemental Investment Risks Interrogatories (Continued)
                              December 31, 2019
                               (IN THOUSANDS)

16.)    Admitted assets held in mortgage loans:

        10 Largest Annual Statement Schedule B aggregate mortgage interests:

        ISSUER                                   TYPE                                                        AMOUNT       PERCENTAGE
        ---------------------------------------  ------------------------------------------------------   ------------   -----------

        Massry Portfolio                         Commercial                                               $     61,056          0.2%
        IRET Apartment Portfolio                 Commercial                                               $     54,900          0.2%
        Novaya Industrial Portfolio,
         Novaya Wilmington Industrial,
         Novaya Industrial Portfolio             Commercial                                               $     43,750          0.2%
        Meritex-Atlanta                          Commercial                                               $     43,250          0.2%
        Wilshire Union Shopping Center           Commercial                                               $     41,000          0.2%
        Towers of Colonie Apartments             Commercial                                               $     38,627          0.1%
        Marshalls Plaza                          Commercial                                               $     31,725          0.1%
        Hubb NYC Portfolio                       Commercial                                               $     27,500          0.1%
        Concord Ave Medical                      Commercial                                               $     23,256          0.1%
        Kelsey II, Kelsey 1A1B, AON 31st         Commercial                                               $     22,317          0.1%

        Admitted assets held in the following categories of mortgage loans:

        CATEGORY                                                                                             AMOUNT       PERCENTAGE
        -----------------------------------------------------------------------------------------------   ------------   -----------

        Construction loans                                                                                $         --          0.0%
        Mortgage loans over 90 days past due                                                              $         --          0.0%
        Mortgage loans in the process of foreclosure                                                      $         --          0.0%
        Mortgage loans foreclosed                                                                         $         --          0.0%
        Restructured mortgage loans                                                                       $      1,356          0.0%

17.)    Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

       LOAN-TO-VALUE                             RESIDENTIAL                 COMMERCIAL                AGRICULTURAL
       -------------------------------   -------------------------    ------------------------   -------------------------

       Above 95%                         $        --          0.0%    $      --           0.0%   $         --        0.0%
       91% to 95%                        $        --          0.0%    $      --           0.0%   $         --        0.0%
       81% to 90%                        $        --          0.0%    $      --           0.0%   $         --        0.0%
       71% to 80%                        $        --          0.0%    $  44,764           0.2%   $         --        0.0%
       below 70%                         $        --          0.0%    $4,104,314          15.4%   $         --        0.0%

18.)    There were no assets that exceeded 2.5% of the Company's total admitted assets held in each of the
        five largest investments in one parcel or group of contiguous parcels of real estate reported in the Annual Statement Schedule A.

  69

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

    Schedule of Supplemental Investment Risks Interrogatories (Continued)
                              December 31, 2019
                               (IN THOUSANDS)

19.)    There were no admitted assets held in investments held in mezzanine real estate loans that exceeded 2.5% of the Company's total admitted assets.

20.)    Total admitted assets subject to the following types of agreements:

                                                                                                 AT END OF EACH QUARTER
       AGREEMENT TYPE                                        AT YEAR END                   1ST QTR       2ND QTR       3RD QTR
       -------------------------------------------    ------------------------  -------------------    ----------    ----------

       Securities lending                             $        --               0.0%     $      --     $      --     $      --
       Repurchase                                     $        --               0.0%     $      --     $      --     $      --
       Reverse repurchase                             $        --               0.0%     $      --     $      --     $      --
       Dollar repurchase                              $        --               0.0%     $      --     $      --     $      --
       Dollar reverse repurchase                      $        --               0.0%     $      --     $      --     $      --

21.)    Warrants not attached to other financial instruments, options, caps, and floors:

                                                                          OWNED                   WRITTEN
                                                                -----------------------  -----------------------

       Hedging                                                  $      --          0.0%   $       --        0.0%
       Income generation                                        $      --          0.0%   $       --        0.0%
       Other                                                    $      --          0.0%   $       --        0.0%

22.)    Potential exposure for collars, swaps and forwards:

                                                                                                  AT END OF EACH QUARTER
                                                              AT YEAR END                  1ST QTR        2ND QTR      3RD QTR
                                                      -------------------------  ------------------    ----------    ----------

       Hedging                                        $    20,556                0.1%    $    8,160    $   15,818    $   20,680
       Income generation                              $        --                0.0%    $       --    $       --    $       --
       Replications                                   $        --                0.0%    $       --    $       --    $       --
       Other                                          $        --                0.0%    $        6    $       --    $       --

23.)    Potential exposure for future contracts:

                                                                                                  AT END OF EACH QUARTER
                                                              AT YEAR END                  1ST QTR        2ND QTR      3RD QTR
                                                      -------------------------  ------------------    ----------    ----------

       Hedging                                        $    33,855                0.1%    $   29,269    $   28,439    $   42,934
       Income generation                              $        --                0.0%    $       --    $       --    $       --
       Replications                                   $        --                0.0%    $       --    $       --    $       --
       Other                                          $        --                0.0%    $       --    $       --    $       --

See accompanying independent auditors' report.

  70

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

                         Summary Investment Schedule
                              December 31, 2019
                               (IN THOUSANDS)

INVESTMENT CATEGORIES                                                    GROSS INVESTMENT HOLDINGS            ADMITTED ASSETS
--------------------------------------------------------------------   -----------------------------   -----------------------------

Long-term bonds
    US governments                                                     $     632,012           2.45%    $     632,012         2.46%
    All other governments                                                     26,324           0.10%           26,324         0.10%
    US states, territories and possessions, etc. guaranteed                    2,892           0.01%            2,892         0.01%
    US political subdivisions of states, territories, and
      possessions, guaranteed                                                 59,982           0.23%           59,982         0.23%
    US special revenue and special assessment obligations,
      etc. non-guaranteed                                                  2,454,697           9.51%        2,454,697         9.56%
    Industrial and miscellaneous                                          14,863,241          57.56%       14,863,241        57.85%
    Hybrid securities                                                         30,085           0.12%           30,085         0.12%
    SVO identified funds                                                       3,050           0.01%            3,050         0.01%
                                                                       --------------   ------------    --------------  -----------
       Total long-term bonds                                           $  18,072,283          69.99%    $  18,072,283        70.34%

Preferred stocks
    Industrial and miscellaneous (unaffiliated)                        $      64,762           0.25%    $      64,762         0.25%
                                                                       --------------   ------------    --------------  -----------
       Total preferred stocks                                          $      64,762           0.25%    $      64,762         0.25%

Common stocks
    Industrial and miscellaneous publicly traded (unaffiliated)        $     321,557           1.25%    $     321,557         1.25%
    Industrial and miscellaneous other (unaffiliated)                         14,340           0.05%           14,340         0.05%
    Parents, subsidiaries and affiliates other                               447,297           1.73%          447,288         1.74%
    Mutual funds                                                             150,505           0.58%          150,505         0.59%
                                                                       --------------   ------------    --------------  -----------
       Total common stocks                                             $     933,699           3.61%    $     933,690         3.63%

Mortgage loans
    Commercial mortgages                                               $   4,149,078          16.07%    $   4,148,884        16.15%
                                                                       --------------   ------------    --------------  -----------
       Total mortgage loans                                            $   4,149,078          16.07%    $   4,148,884        16.15%

Real estate
    Properties occupied by the company                                 $      59,103           0.23%    $      59,103         0.23%
                                                                       --------------   ------------    --------------  -----------
       Total real estate                                               $      59,103           0.23%    $      59,103         0.23%

Cash, cash equivalents and short-term investments
    Cash                                                               $     (71,472)         -0.28%    $     (71,472)       -0.28%
    Cash equivalents                                                         210,912           0.82%          210,912         0.82%
    Short-term investments                                                     7,141           0.03%            7,141         0.03%
                                                                       --------------   ------------    --------------  -----------
       Total cash, cash equivalents and short-term investments         $     146,581           0.57%    $     146,581         0.57%

Policy loans                                                           $     592,046           2.29%    $     588,342         2.29%

Derivatives                                                            $     845,188           3.27%    $     845,188         3.29%

Other invested assets                                                  $     942,127           3.65%    $     816,359         3.18%

Receivable for securities                                              $      18,126           0.07%    $      17,186         0.07%
                                                                       --------------   ------------    --------------  -----------

Total invested assets                                                  $  25,822,993         100.00%    $  25,692,378       100.00%
                                                                       ==============   ============    ==============  ===========

See accompanying independent auditors' report.

  71

     (Continued)

PART C: OTHER INFORMATION
Item 26.    Exhibits
The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.
Item 27.    Directors and Officers of the Minnesota Life Insurance Company
Name and Principal Business Address	Position and Offices with Minnesota Life
Erich J. Axmacher Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Corporate Compliance Officer & Chief Privacy Officer
Barbara A. Baumann Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Business Services
Michael P. Boyle Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President - Law
Mary K. Brainerd 1823 Park Avenue Mahtomedi, MN 55115	Director
Kimberly K. Carpenter Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – CCO Individual Solutions
Gary R. Christensen Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Attorney-in-Fact, Senior Vice President, General Counsel and Secretary
George I. Connolly Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Individual Solutions
Robert J. Ehren Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Business Services
Kristin M. Ferguson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President & Actuary-CFO Individual Solutions
Julio A. Fesser Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Enterprise Facilities
Benjamin G. S. Fowke III Chairman, President and CEO Xcel Energy, Inc. 414 Nicollet Mall, 401-9 Minneapolis, MN 55401	Director

Name and Principal Business Address	Position and Offices with Minnesota Life
Siddharth S. Gandhi Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Chief Strategy & Enterprise Technology Officer
Sara H. Gavin President, North America Weber Shandwick 510 Marquette Avenue 13F Minneapolis, MN 55402	Director
Mark J. Geldernick Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President & Chief Risk Officer
Eric B. Goodman 101 North 7th Street Suite 202 Louisville, KY 40202	Director
Christopher M. Hilger Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Chairman of the Board, President and CEO
John H. Hooley 4623 McDonald Drive Overlook Stillwater, MN 55082	Director
Ann McGarry Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Marketing
Susan M. Munson-Regala Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President & Actuary –Affinity Solutions
Ted J. Nistler Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Corporate Tax and Treasurer
Kent O. Peterson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President & Actuary – CFO Retirement Solutions
Trudy A. Rautio 5000 France Avenue South #23 Edina, MN 55410-2060	Director
Robert L. Senkler 557 Portsmouth Court Naples, FL 34110	Director
Bruce P. Shay Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director and Executive Vice President

Name and Principal Business Address	Position and Offices with Minnesota Life
Mark W. Sievers Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Chief Audit Executive
Mary L. Streed Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – HRBP & Associate Experience
John A. Yaggy Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Controller
Warren J. Zaccaro Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Executive Vice President and Chief Financial Officer
Item 28.    Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Individual Variable Universal Life Account
Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:
Securian Holding Company (Delaware)
Wholly-owned subsidiaries of Securian Holding Company:
Securian Financial Group, Inc. (Delaware)
Robert Street Property Management, Inc.
Wholly-owned subsidiaries of Securian Financial Group, Inc.:
Minnesota Life Insurance Company
Securian Ventures, Inc.
Securian Asset Management, Inc.
Securian Financial Services, Inc.
Securian Casualty Company
Ochs, Inc.
Lowertown Capital, LLC (Delaware)
Securian Holding Company Canada, Inc. (British Columbia, Canada)
Wholly-owned subsidiaries of Minnesota Life Insurance Company:
Allied Solutions, LLC (Indiana)
Securian Life Insurance Company
Marketview Properties, LLC
Marketview Properties II, LLC
Marketview Properties III, LLC
Marketview Properties IV, LLC
Oakleaf Service Corporation
Securian AAM Holdings, LLC (Delaware)
Majority-owned subsidiary of Securian AAM Holdings, LLC:
Asset Allocation & Management Company, L.L.C. (Delaware)

Wholly-owned subsidiary of Securian Holding Company Canada, Inc. (British Columbia, Canada):
Securian Canada, Inc. (British Columbia, Canada)
Wholly-owned subsidiaries of Securian Canada, Inc. (British Columbia, Canada):
Canadian Premier Life Insurance Company (Ontario, Canada)
CRI Canada Ltd. (British Columbia, Canada)
Canadian Premier General Insurance Company (Ontario, Canada)
Selient, Inc. (Ontario, Canada)
Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:
Securian Funds Trust
Majority-owned subsidiary of Securian Financial Group, Inc.:
Empyrean Holding Company, Inc. (Delaware)
Securian Trust Company, N.A.
Wholly-owned subsidiary of Empyrean Holding Company, Inc. (Delaware):
Empyrean Benefit Solutions, Inc. (Delaware)
Wholly-owned subsidiaries of Empyrean Benefit Solutions, Inc. (Delaware):
Empyrean Insurance Services, Inc. (Texas)
Spinnaker Holdings, LLC (Delaware)
Wholly-owned subsidiaries of Spinnaker Holdings, LLC (Delaware):
Bloom Health Insurance Agency, LLC (Delaware)
Bloom Health Services, LLC (Delaware)
Fifty percent-owned subsidiary of Minnesota Life Insurance Company:
CRI Securities, LLC
Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.
Item 29.    Indemnification
The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys’ fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.
Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and the Minnesota Life Individual Variable Universal Life Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and the Minnesota Life Individual Variable Universal Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and the Minnesota Life Individual Variable Universal Life Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and the Minnesota Life Individual Variable Universal Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and the Minnesota Life Individual Variable Universal Life Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30.    Principal Underwriters
(a)	Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:
Variable Fund D
Variable Annuity Account
Minnesota Life Variable Life Account
Minnesota Life Individual Variable Universal Life Account
Minnesota Life Variable Universal Life Account
Securian Life Variable Universal Life Account
(b)	The name and principal business address, positions and offices with Securian Financial Services, Inc., and positions and offices with Registrant of each director and officer of Securian Financial Services, Inc. is as follows:

Name and Principal Business Address	Positions and Offices with Underwriter
George I. Connolly Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	President, Chief Executive Officer and Director
Gary R. Christensen Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director
Warren J. Zaccaro Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director
Jeffrey D. McGrath Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Vice President
Kimberly K. Carpenter Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Senior Vice President, Chief Compliance Officer and Anti-Money Laundering Compliance Officer
Kjirsten G. Zellmer Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Vice President - Strategy and Business Operations

Name and Principal Business Address	Positions and Offices with Underwriter
Kristin M. Ferguson Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Vice President, Chief Financial Officer, Treasurer and Financial Operations Principal
(c)	All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Other Compensation
Securian Financial Services, Inc.	$14,760,018	—	—	—
Item 31.     Location of Accounts and Records
The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.
Item 32.     Management Services
None.
Item 33.     Fee Representation
Minnesota Life Insurance Company hereby represents that, as to the variable universal life insurance policies which are the subject of this Registration Statement, File No. 333-148646, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Minnesota Life Individual Variable Universal Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Paul and the State of Minnesota, on the 28th day of April, 2020.
MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
(Registrant)
By:  MINNESOTA LIFE INSURANCE COMPANY
(Depositor)
By  /s/ Christopher M. Hilger

Christopher M. Hilger
Chairman of the Board,
President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933 (and the Investment Company Act of 1940), the Depositor, Minnesota Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Paul and the State of Minnesota, on the 28th day of April, 2020.
MINNESOTA LIFE INSURANCE COMPANY
(Depositor)
By  /s/ Christopher M. Hilger

Christopher M. Hilger
Chairman of the Board,
President and Chief Executive Officer
As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the dates indicated.
Signature	Title	Date
/s/ Christopher M. Hilger Christopher M. Hilger	Chairman of the Board, President and Chief Executive Officer	April 28, 2020
* Robert L. Senkler	Director
* Mary K. Brainerd	Director
* Gary R. Christensen	Director
* Benjamin G.S. Fowke III	Director
* Sara H. Gavin	Director

Signature	Title	Date
* Eric B. Goodman	Director
* John H. Hooley	Director
* Trudy A. Rautio	Director
* Bruce P. Shay	Director
* Warren J. Zaccaro	Director
/s/ Warren J. Zaccaro Warren J. Zaccaro	Executive Vice President and Chief Financial Officer (chief financial officer)	April 28, 2020
/s/ Warren J. Zaccaro Warren J. Zaccaro	Executive Vice President and Chief Financial Officer (chief accounting officer)	April 28, 2020
/s/ Ted J. Nistler Ted J. Nistler	Second Vice President and Treasurer (treasurer)	April 28, 2020
/s/ Gary R. Christensen Gary R. Christensen	Director, Attorney-in-Fact, Senior Vice President, General Counsel and Secretary	April 28, 2020
* Pursuant to power of attorney dated October 14, 2019, a copy of which is filed herewith.

EXHIBIT INDEX
Exhibit Number	Description of Exhibit
26 (a)	Resolution of the Board of Directors of Minnesota Life Insurance Company establishing the Minnesota Life Individual Variable Universal Life Account, previously filed on July 16, 2007 as exhibit 26(a) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Initial Registration Statement, is hereby incorporated by reference.
26 (b)	Not Applicable.
26 (c) (1)	Agent’s Contract issued by Minnesota Life Insurance Company, previously filed on December 7, 2007 as exhibit 26(c)(1) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
26 (c) (2)	General Agent’s Contract issued by Minnesota Life Insurance Company, previously filed on December 7, 2007 as exhibit 26(c)(2) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
26 (c) (3)	The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed on April 27, 2009, as exhibit 24(c)(3) to Registrant’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.
26 (d) (1)	Waddell & Reed Advisors Accumulator Variable Universal Life Policy, form 07-660W, previously filed on January 14, 2008 as exhibit 26(d)(1) to Minnesota Life Individual Variable Universal Life Account's Initial Registration Statement, File Number 333-148646, is hereby incorporated by reference.
26 (d) (2)	Family Term Agreement - Children, form 07-904U, previously filed on July 16, 2007 as exhibit 26(d)(2) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Initial Registration Statement, is hereby incorporated by reference.
26 (d) (3)	Reserved.
26 (d) (4)	Waiver of Charges Agreement, form 07-919, previously filed on April 26, 2018 as exhibit 26(d)(4) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-144604, Post-Effective Amendment Number 29, is hereby incorporated by reference.
26 (d) (5)	W&R Allocation Options for Indexed and Variable Universal Life Products, form F69755 Rev 10-2018, previously filed on April 25, 2019 as Exhibit 26(d)(5) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-148646, Post-Effective Amendment Number 25, is hereby incorporated by reference.
26 (d) (6)	Unisex Endorsement, form E. 1510, previously filed on July 16, 2007 as exhibit 26(d)(6) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Initial Registration Statement, is hereby incorporated by reference.
26 (d) (7)	Death Benefit Guarantee Agreement, form ICC13-947, previously filed on April 26, 2016 as exhibit 26(d)(7) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Post-Effective Amendment Number 25, is hereby incorporated by reference.
26 (d) (8)	Term Insurance Agreement, form 06-944R, previously filed on July 16, 2007 as exhibit 26(d)(8) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Initial Registration Statement, is hereby incorporated by reference.
26 (d) (9)	Exchange of Insureds Agreement, form 06-914, previously filed on July 16, 2007 as exhibit 26(d)(9) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Initial Registration Statement, is hereby incorporated by reference.
26 (d) (10)	Accelerated Benefit Agreement, form ICC12-931U, previously filed on April 26, 2016 as exhibit 26(d)(10) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Post-Effective Amendment Number 25, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
26 (d) (11)	Waiver of Premium Agreement, form 06-917, previously filed on July 16, 2007 as exhibit 26(d)(11) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Initial Registration Statement, is hereby incorporated by reference.
26 (d) (12)	Interest Accumulation Agreement, form 08-948, previously filed on February 28, 2008, as exhibit 26(d)(12) to Minnesota Life Individual Variable Universal Life Account’s Post-Effective Amendment Number 1, File Numbers 333-144604 and 811-22093, is hereby incorporated by reference.
26 (d) (13)	Early Values Agreement, form ICC13-939, previously filed on April 26, 2018 as Exhibit 26(d)(13) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-148646, Post-Effective Amendment Number 29, is hereby incorporated by reference.
26 (d) (14)	Long Term Care Agreement, form ICC12-932, previously filed on April 26, 2016 as exhibit 26(d)(14) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Post-Effective Amendment Number 25, is hereby incorporated by reference.
26 (d) (15)	Guaranteed Insurability Option Agreement, form 09-915, previously filed on February 25, 2010, as exhibit 26(d)(15) to Minnesota Life Individual Variable Universal Life Accounts Form N-6, File Number 333-144604, Post-Effective Amendment Numbers 9 and 16, is hereby incorporated by reference.
26 (d) (16)	Overloan Protection Agreement, form 09-911, previously filed on April 26, 2016 as exhibit 26(d)(16) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Post-Effective Amendment Number 25, is hereby incorporated by reference.
26 (d) (17)	Inflation Agreement, form ICC11-916, previously filed on February 29, 2012 as exhibit 26(d)(17) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-148646, Post-Effective Amendment Number 10, is hereby incorporated by reference.
26 (d) (18)	Premium Deposit Account Agreement, form 14-20005, previously filed on September 17, 2014 as exhibit 26(d)(18) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-148646, Post-Effective Amendment Number 16, is hereby incorporated by reference.
26 (d) (19)	Business Continuation Agreement, form ICC14-20016, previously filed on February 27, 2015 as exhibit 26(d)(16) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 6, is hereby incorporated by reference.
26 (d) (20)	Guaranteed Insurability Option for Business Agreement, form ICC14-20017, previously filed on February 27, 2015 as exhibit 26(d)(17) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 6, is hereby incorporated by reference.
26 (d) (21)	Death Proceeds Amendment, form ICC10-72787, previously filed on April 26, 2016 as exhibit 26(d)(22) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Post-Effective Amendment Number 25, is hereby incorporated by reference.
26 (d) (22)	Accelerated Death Benefit for Chronic Illness Agreement, form ICC16-20057, previously filed on June 17, 2016 as exhibit 26(d)(23) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Post-Effective Amendment Number 26, is hereby incorporated by reference.
26 (d) (23)	Accelerated Death Benefit for Terminal Illness Agreement, form ICC16-20058, previously filed on June 17, 2016 as exhibit 26(d)(24) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Post-Effective Amendment Number 26, is hereby incorporated by reference.
26 (e) (1)	Application Part 1 - New Issue, form ICC16-59410 1-2016, previously filed on April 25, 2017 as exhibit 26(e)(1) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
26 (e) (2)	Application Part 3 - New Issue - Agreement and Authorization, form ICC16-59536 12-2015, previously filed on April 25, 2017 as exhibit 26(e)(2) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.
26 (e) (3)	Policy Change Application Part 3 (Underwriting) - Agreements and Authorizations, form ICC17-59534 4-2017, previously filed on April 26, 2018 as exhibit 26(e)(3) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 12, is hereby incorporated by reference.
26 (e) (4)	Policy Change Application - No Underwriting Required, form ICC16-59537 6-2016, previously filed on April 25, 2017 as exhibit 26(e)(4) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.
26 (e) (5)	Policy Change Application Part 1 - Underwriting Required, form ICC16-59538 1-2016, previously filed on April 25, 2017 as exhibit 26(e)(5) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.
26 (e) (6)	Application Part 2, form ICC14-59572 2-2014, previously filed on April 26, 2016 as exhibit 26(e)(6) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 8, is hereby incorporated by reference.
26 (e) (7)	Application Part 2, form ICC14-59573 2-2014, previously filed on April 26, 2016 as exhibit 26(e)(7) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 8, is hereby incorporated by reference.
26 (e) (8)	Application 1A, New Issue (eApp), form ICC16-72540 7-2016, previously filed on April 25, 2017 as exhibit 26(e)(8) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Post-Effective Amendment Number 28, is hereby incorporated by reference.
26 (e) (9)	Application 1B, New Issue (eApp), form ICC16-72541 7-2016, previously filed on April 25, 2017 as exhibit 26(e)(9) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Post-Effective Amendment Number 28, is hereby incorporated by reference.
26 (e) (10)	Proposed Insured Juvenile Information for Ages 0-17, form ICC16-84732 7-2016, previously filed on April 25, 2017 as Exhibit 26(e)(10) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Post-Effective Amendment Number 28, is hereby incorporated by reference.
26 (f) (1)	Restated Certificate of Incorporation of the Depositor, previously filed as exhibit 27(f)(1) to Minnesota Life Variable Life Account’s Form N-6, File Number 333-109853, Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.
26 (f) (2)	Bylaws of the Depositor, previously filed as exhibit 26(f)(2) to Minnesota Life Variable Life Account’s Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.
26 (g)	YRT Reinsurance Template; Reinsurance Agreement between Minnesota Life Insurance Company and Reinsurer, previously filed on December 6, 2007 as exhibit 26(g) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Pre-Effective Amendment #1, is hereby incorporated by reference.
26 (h) (1) (i)	Participation Agreement as of September 19, 2003 between Minnesota Life Insurance Company and Waddell & Reed, Inc. previously filed as Exhibit 27(h)(15) to Registrant’s Form N-6, File Number 333-109853, Pre-Effective Amendment #1, on February 19, 2004, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
26 (h) (1) (ii)	Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
26 (h) (1) (iii)	Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.
26 (h) (1) (iv)	Second Amendment to Target Funds Participation Agreement by and among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed on December 6, 2007 as exhibit 26(h)(1)(iv) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-144604, Pre-Effective Amendment #1, is hereby incorporated by reference.
26 (h) (1) (v)	Third Amendment to Target Funds Participation Agreement (For Products sold Through W&R Distribution System), previously filed on January 14, 2008, as exhibit 26(h)(1)(v) to Minnesota Life Individual Variable Universal Life Account's Initial Registration Statement, File Number 333-148646, is hereby incorporated by reference.
26 (h) (1) (vi)	Fourth Amendment to the Target Funds Participation Agreement, previously filed on April 25, 2008, as Exhibit 24(c)(8)(g)(iv) to Variable Annuity Account's Form N-4, File Number 333-111067, Post Effective Amendment Number 8, is hereby incorporated by reference.
26 (h) (1) (vii)	Fifth Amendment to the Target Funds Participation Agreement, previously filed on April 25, 2008, as Exhibit 24(c)(8)(g)(v) to Variable Annuity Account's Form N-4, File Number 333-111067, Post Effective Amendment Number 8, is hereby incorporated by reference.
26 (h) (1) (viii)	Second Amendment to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)(8)(ii) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 6 on February 27, 2009, is hereby incorporated by reference.
26 (h) (1) (ix)	Third Amendment to Target Funds Participation Agreement among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(n)(iii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (1) (x)	Fourth Amendment to Ivy Funds Variable Insurance Portfolios Participation Agreement (Excludes Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.
26 (h) (1) (xi)	Sixth Amendment to Target Funds Participation Agreement (For Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed on April 25, 2014 as Exhibit 26(h)(1)(xi) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-148646, Post-Effective Amendment Number 15, is hereby incorporated by reference.
26 (h) (1) (xii)	Seventh Amendment to Ivy Funds Variable Insurance Portfolios Participation Agreement (For Products Sold Through W&R Distribution System), previously filed on August 1, 2014 as Exhibit 24(c)(8)(c)(vii) to Variable Annuity Account's Form N-4, File Number 333-189593, Post-Effective Amendment Numbers 3 and 237, is hereby incorporated by reference.
26 (i) (1) (i)	Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Ascend Financial Services, Inc. filed on February 27, 2003 as exhibit 27(h)(6) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
26 (i) (2) (i)	Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.
26 (i) (2) (ii)	First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(l)(b) to the Securian Life Variable Universal Life Account’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
26 (i) (2) (iii)	Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.
26 (i) (2) (iv)	First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
26 (j)	Not Applicable.
26 (k)	Opinion and Consent of Alison J. Lehman.
26 (l)	Not Applicable.
26 (m)	Not Applicable.
26 (n)	Consent of KPMG.
26 (o)	Not Applicable.
26 (p)	Not Applicable.
26 (q)	Redeemability exemption.
26 (r)	Minnesota Life Insurance Company - Power of Attorney to Sign Registration Statements.